Filed with the Securities and Exchange Commission on December 19, 2019
REGISTRATION NO. 333-144639
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 44
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 177
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 31, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 44 to Registration Statement No. 333-144639 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 44 incorporates by reference the prospectus dated April 29, 2019, contained in Part A of Post-Effective Amendment No. 43 filed on April 4, 2019.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 31, 2019
to Prospectuses dated April 29, 2019

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 2, 2020, the AST Bond Portfolio 2019 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2019 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2031 (the “Portfolio”). Effective on or about January 2, 2020, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Mutual Fund Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2031[1]	0.47%	0.08% [2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%

[1]	The Portfolio will commence operations on or about January 2, 2020.

[2]
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2020.

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2031	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP7

PART B
STATEMENT OF ADDITIONAL INFORMATION
April 29, 2019, as supplemented December 31, 2019
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier Variable Annuity Bb SeriesSM ("Bb Series") annuity contract (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Annuity could be purchased by making an initial purchase payment of $1,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Bb Series prospectus dated April 29, 2019, as supplemented December 31, 2019. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

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The Prudential Premier Variable Annuity Bb SeriesSM, is a service mark of The Prudential Insurance Company of America.

COMPANY
Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiary as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2018 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life, PAD received commissions of $739,108,837.11, $633,385,857.43 and $708,725,705.69 in 2018, 2017, and 2016, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2018) received payment with respect to annuity business during 2018 (or as to which a payment amount was accrued during 2018). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2018, non-cash compensation received by Firms and Entities ranged from $32.10 to $725,502.92. During 2018, cash compensation received by Firms ranged from $1.20 to $18,586,082.28.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex

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investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

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DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a subaccount is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.
As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values.

PREMIER Bb SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With only HD GRO (1.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.20298	$8.84253	91,490
01/01/2010 to 12/31/2010	$8.84253	$9.77347	42,393
01/01/2011 to 12/31/2011	$9.77347	$9.39157	37,547
01/01/2012 to 12/31/2012	$9.39157	$10.43599	30,682
01/01/2013 to 12/31/2013	$10.43599	$11.32962	6,769
01/01/2014 to 12/31/2014	$11.32962	$11.61123	10,253
01/01/2015 to 12/31/2015	$11.61123	$11.09322	6,407
01/01/2016 to 12/31/2016	$11.09322	$11.64494	3,742
01/01/2017 to 12/31/2017	$11.64494	$12.94264	1,741
01/01/2018 to 12/31/2018	$12.94264	$11.73631	1,037
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.30819	$9.10472	32,785
01/01/2010 to 12/31/2010	$9.10472	$10.21977	32,553
01/01/2011 to 12/31/2011	$10.21977	$10.10008	37,226
01/01/2012 to 12/31/2012	$10.10008	$11.33121	21,591
01/01/2013 to 12/31/2013	$11.33121	$13.03783	5,208
01/01/2014 to 12/31/2014	$13.03783	$13.65661	11,828
01/01/2015 to 12/31/2015	$13.65661	$13.58967	8,340
01/01/2016 to 12/31/2016	$13.58967	$14.36902	3,723
01/01/2017 to 12/31/2017	$14.36902	$16.58603	8,682
01/01/2018 to 12/31/2018	$16.58603	$15.40831	5,600
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99894	$11.66688	0
01/01/2014 to 12/31/2014	$11.66688	$13.03382	0
01/01/2015 to 12/31/2015	$13.03382	$13.08873	0
01/01/2016 to 12/31/2016	$13.08873	$14.30398	0
01/01/2017 to 12/31/2017	$14.30398	$17.24653	0
01/01/2018 to 12/31/2018	$17.24653	$15.63910	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.42670	$9.03939	90,979
01/01/2010 to 12/31/2010	$9.03939	$10.02216	11,379
01/01/2011 to 12/31/2011	$10.02216	$9.77339	10,863
01/01/2012 to 12/31/2012	$9.77339	$10.85145	12,994
01/01/2013 to 12/31/2013	$10.85145	$12.60267	6,128
01/01/2014 to 12/31/2014	$12.60267	$13.25236	12,996
01/01/2015 to 12/31/2015	$13.25236	$13.14458	10,377
01/01/2016 to 12/31/2016	$13.14458	$13.79345	6,091
01/01/2017 to 12/31/2017	$13.79345	$15.64649	11,234
01/01/2018 to 12/31/2018	$15.64649	$14.68254	5,989
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99894	$9.18990	0
01/01/2012 to 12/31/2012	$9.18990	$10.15104	0
01/01/2013 to 12/31/2013	$10.15104	$11.10824	0
01/01/2014 to 12/31/2014	$11.10824	$11.50246	0
01/01/2015 to 12/31/2015	$11.50246	$11.01421	0
01/01/2016 to 12/31/2016	$11.01421	$11.62994	0
01/01/2017 to 12/31/2017	$11.62994	$12.92904	0
01/01/2018 to 12/31/2018	$12.92904	$12.08859	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$9.71676	$10.57328	1,182
01/01/2010 to 12/31/2010	$10.57328	$10.84447	633
01/01/2011 to 12/31/2011	$10.84447	$10.94615	26,092
01/01/2012 to 12/31/2012	$10.94615	$11.31268	14,938
01/01/2013 to 12/31/2013	$11.31268	$10.92465	281
01/01/2014 to 12/31/2014	$10.92465	$10.77389	525
01/01/2015 to 12/31/2015	$10.77389	$10.68730	352
01/01/2016 to 12/31/2016	$10.68730	$10.72299	175
01/01/2017 to 12/31/2017	$10.72299	$10.76638	465
01/01/2018 to 12/31/2018	$10.76638	$10.70644	263
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$9.41587	$10.83111	22,887
01/01/2010 to 12/31/2010	$10.83111	$11.51730	12,005
01/01/2011 to 12/31/2011	$11.51730	$11.73093	10,560
01/01/2012 to 12/31/2012	$11.73093	$12.65976	19,536
01/01/2013 to 12/31/2013	$12.65976	$12.26767	3,000
01/01/2014 to 12/31/2014	$12.26767	$12.62260	8,639
01/01/2015 to 12/31/2015	$12.62260	$12.19793	6,808
01/01/2016 to 12/31/2016	$12.19793	$12.55080	3,258
01/01/2017 to 12/31/2017	$12.55080	$12.93049	6,882
01/01/2018 to 12/31/2018	$12.93049	$12.67939	4,183
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.09377	$11.21615	193,423
01/01/2010 to 12/31/2010	$11.21615	$12.31074	106,727
01/01/2011 to 12/31/2011	$12.31074	$13.80307	56,605
01/01/2012 to 12/31/2012	$13.80307	$14.40463	27,680
01/01/2013 to 12/31/2013	$14.40463	$13.77289	18,044
01/01/2014 to 12/31/2014	$13.77289	$13.95817	18,039
01/01/2015 to 12/31/2015	$13.95817	$13.89063	18,034
01/01/2016 to 12/31/2016	$13.89063	$13.93326	17,296
01/01/2017 to 12/31/2017	$13.93326	$13.85319	14,987
01/01/2018 to 12/31/2018	$13.85319	$13.77778	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.16291	$11.08225	225,786
01/01/2010 to 12/31/2010	$11.08225	$12.18296	154,755
01/01/2011 to 12/31/2011	$12.18296	$13.94770	54,491
01/01/2012 to 12/31/2012	$13.94770	$14.57520	11,994
01/01/2013 to 12/31/2013	$14.57520	$13.69295	10,108
01/01/2014 to 12/31/2014	$13.69295	$14.09353	4,997
01/01/2015 to 12/31/2015	$14.09353	$14.06169	4,921
01/01/2016 to 12/31/2016	$14.06169	$14.08226	4,849
01/01/2017 to 12/31/2017	$14.08226	$14.00752	2,686
01/01/2018 to 12/31/2018	$14.00752	$13.90516	2,621
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99929	$8.83518	4,100
01/01/2010 to 12/31/2010	$8.83518	$9.75485	207,599
01/01/2011 to 12/31/2011	$9.75485	$11.42811	25,725
01/01/2012 to 12/31/2012	$11.42811	$11.99415	0
01/01/2013 to 12/31/2013	$11.99415	$11.06874	0
01/01/2014 to 12/31/2014	$11.06874	$11.59963	0
01/01/2015 to 12/31/2015	$11.59963	$11.62567	0
01/01/2016 to 12/31/2016	$11.62567	$11.70122	0
01/01/2017 to 12/31/2017	$11.70122	$11.65368	0
01/01/2018 to 12/31/2018	$11.65368	$11.53643	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99858	$11.06626	227,501
01/01/2011 to 12/31/2011	$11.06626	$13.14210	143,792
01/01/2012 to 12/31/2012	$13.14210	$13.85470	11,016
01/01/2013 to 12/31/2013	$13.85470	$12.71942	0
01/01/2014 to 12/31/2014	$12.71942	$13.52057	0
01/01/2015 to 12/31/2015	$13.52057	$13.58505	0
01/01/2016 to 12/31/2016	$13.58505	$13.68382	0
01/01/2017 to 12/31/2017	$13.68382	$13.72201	0
01/01/2018 to 12/31/2018	$13.72201	$13.55411	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99894	$12.08351	238,101
01/01/2012 to 12/31/2012	$12.08351	$12.62575	204,327
01/01/2013 to 12/31/2013	$12.62575	$11.24906	43,080
01/01/2014 to 12/31/2014	$11.24906	$12.25614	29,617
01/01/2015 to 12/31/2015	$12.25614	$12.35246	32,091
01/01/2016 to 12/31/2016	$12.35246	$12.41689	0
01/01/2017 to 12/31/2017	$12.41689	$12.45024	0
01/01/2018 to 12/31/2018	$12.45024	$12.27146	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99859	$10.45376	62,418
01/01/2013 to 12/31/2013	$10.45376	$9.26704	325,512
01/01/2014 to 12/31/2014	$9.26704	$10.30246	64,460
01/01/2015 to 12/31/2015	$10.30246	$10.44565	23,076
01/01/2016 to 12/31/2016	$10.44565	$10.50898	0
01/01/2017 to 12/31/2017	$10.50898	$10.55034	0
01/01/2018 to 12/31/2018	$10.55034	$10.38676	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99929	$8.79557	92,989
01/01/2014 to 12/31/2014	$8.79557	$9.94961	104,529
01/01/2015 to 12/31/2015	$9.94961	$10.10096	0
01/01/2016 to 12/31/2016	$10.10096	$10.16163	0
01/01/2017 to 12/31/2017	$10.16163	$10.20035	0
01/01/2018 to 12/31/2018	$10.20035	$10.00392	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99929	$11.36236	65,645
01/01/2015 to 12/31/2015	$11.36236	$11.44066	182,912
01/01/2016 to 12/31/2016	$11.44066	$11.57319	0
01/01/2017 to 12/31/2017	$11.57319	$11.63404	0
01/01/2018 to 12/31/2018	$11.63404	$11.39941	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99929	$9.99012	70,439
01/01/2016 to 12/31/2016	$9.99012	$10.06694	205,179
01/01/2017 to 12/31/2017	$10.06694	$10.17860	122,441
01/01/2018 to 12/31/2018	$10.17860	$9.94275	93,885
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99859	$9.93125	171,194
01/01/2017 to 12/31/2017	$9.93125	$10.06731	58,571
01/01/2018 to 12/31/2018	$10.06731	$9.81235	45,300
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99858	$10.08917	0
01/01/2018 to 12/31/2018	$10.08917	$9.75436	94,856
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99858	$9.71302	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.97189	$8.62574	96,982
01/01/2010 to 12/31/2010	$8.62574	$9.65397	53,202
01/01/2011 to 12/31/2011	$9.65397	$9.29898	55,767
01/01/2012 to 12/31/2012	$9.29898	$10.43923	38,458
01/01/2013 to 12/31/2013	$10.43923	$12.64262	17,040
01/01/2014 to 12/31/2014	$12.64262	$13.35334	13,236
01/01/2015 to 12/31/2015	$13.35334	$13.25228	7,305
01/01/2016 to 12/31/2016	$13.25228	$13.97689	3,760
01/01/2017 to 12/31/2017	$13.97689	$16.26634	8,010
01/01/2018 to 12/31/2018	$16.26634	$15.05809	4,346
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99894	$11.70015	0
01/01/2014 to 12/31/2014	$11.70015	$13.12184	0
01/01/2015 to 12/31/2015	$13.12184	$12.49071	0
01/01/2016 to 12/31/2016	$12.49071	$14.16726	0
01/01/2017 to 12/31/2017	$14.16726	$16.55973	0
01/01/2018 to 12/31/2018	$16.55973	$15.56707	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$6.63048	$8.63524	0
01/01/2010 to 12/31/2010	$8.63524	$10.97024	974
01/01/2011 to 12/31/2011	$10.97024	$11.54327	0
01/01/2012 to 12/31/2012	$11.54327	$13.14391	0
01/01/2013 to 12/31/2013	$13.14391	$13.38165	0
01/01/2014 to 12/31/2014	$13.38165	$17.29362	0
01/01/2015 to 12/31/2015	$17.29362	$17.89860	0
01/01/2016 to 12/31/2016	$17.89860	$18.52005	0
01/01/2017 to 12/31/2017	$18.52005	$19.42473	0
01/01/2018 to 12/31/2018	$19.42473	$18.26237	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.85749	$8.38411	210
01/01/2010 to 12/31/2010	$8.38411	$9.46532	218
01/01/2011 to 12/31/2011	$9.46532	$9.20344	256
01/01/2012 to 12/31/2012	$9.20344	$10.05149	255
01/01/2013 to 12/31/2013	$10.05149	$11.38712	0
01/01/2014 to 12/31/2014	$11.38712	$11.59527	0
01/01/2015 to 12/31/2015	$11.59527	$11.55987	0
01/01/2016 to 12/31/2016	$11.55987	$11.89724	0
01/01/2017 to 12/31/2017	$11.89724	$13.67954	0
01/01/2018 to 12/31/2018	$13.67954	$12.45724	0
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.12398	$8.16733	0
01/01/2010 to 12/31/2010	$8.16733	$9.69097	0
01/01/2011 to 12/31/2011	$9.69097	$9.08469	0
01/01/2012 to 12/31/2012	$9.08469	$11.37184	0
01/01/2013 to 12/31/2013	$11.37184	$11.71397	0
01/01/2014 to 12/31/2014	$11.71397	$13.17359	0
01/01/2015 to 12/31/2015	$13.17359	$12.99284	0
01/01/2016 to 12/31/2016	$12.99284	$12.94110	0
01/01/2017 to 12/31/2017	$12.94110	$14.16609	0
01/01/2018 to 12/31/2018	$14.16609	$13.32481	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.41698	$7.55020	5,234
01/01/2010 to 12/31/2010	$7.55020	$8.41375	3,282
01/01/2011 to 12/31/2011	$8.41375	$7.84754	3,903
01/01/2012 to 12/31/2012	$7.84754	$9.27032	1,389
01/01/2013 to 12/31/2013	$9.27032	$12.22096	680
01/01/2014 to 12/31/2014	$12.22096	$13.64845	7,770
01/01/2015 to 12/31/2015	$13.64845	$12.85062	5,156
01/01/2016 to 12/31/2016	$12.85062	$14.15010	3,974
01/01/2017 to 12/31/2017	$14.15010	$15.33044	6,487
01/01/2018 to 12/31/2018	$15.33044	$13.84226	3,638
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.59238	$10.22335	4,054
01/01/2010 to 12/31/2010	$10.22335	$12.09301	5,020
01/01/2011 to 12/31/2011	$12.09301	$11.58263	3,365
01/01/2012 to 12/31/2012	$11.58263	$13.67656	1,036
01/01/2013 to 12/31/2013	$13.67656	$17.84728	1,576
01/01/2014 to 12/31/2014	$17.84728	$19.64912	8,740
01/01/2015 to 12/31/2015	$19.64912	$18.29413	6,437
01/01/2016 to 12/31/2016	$18.29413	$18.35677	5,095
01/01/2017 to 12/31/2017	$18.35677	$23.03110	9,628
01/01/2018 to 12/31/2018	$23.03110	$21.74526	5,631
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.63484	$9.29920	1,901
01/01/2010 to 12/31/2010	$9.29920	$10.24452	1,325
01/01/2011 to 12/31/2011	$10.24452	$10.06197	2,859
01/01/2012 to 12/31/2012	$10.06197	$10.93890	2,799
01/01/2013 to 12/31/2013	$10.93890	$11.85897	1,224
01/01/2014 to 12/31/2014	$11.85897	$12.17992	0
01/01/2015 to 12/31/2015	$12.17992	$11.91426	0
01/01/2016 to 12/31/2016	$11.91426	$12.37980	0
01/01/2017 to 12/31/2017	$12.37980	$13.72247	0
01/01/2018 to 12/31/2018	$13.72247	$12.58943	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.65252	$9.58245	2,822
01/01/2010 to 12/31/2010	$9.58245	$11.99146	4,401
01/01/2011 to 12/31/2011	$11.99146	$11.99191	1,251
01/01/2012 to 12/31/2012	$11.99191	$13.69521	1,423
01/01/2013 to 12/31/2013	$13.69521	$18.76663	1,059
01/01/2014 to 12/31/2014	$18.76663	$19.85930	4,901
01/01/2015 to 12/31/2015	$19.85930	$18.52730	3,331
01/01/2016 to 12/31/2016	$18.52730	$22.73667	2,922
01/01/2017 to 12/31/2017	$22.73667	$25.18117	6,144
01/01/2018 to 12/31/2018	$25.18117	$21.36033	3,669
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.09598	$9.99076	23,106
01/01/2010 to 12/31/2010	$9.99076	$9.86491	32,689
01/01/2011 to 12/31/2011	$9.86491	$9.74087	19,960
01/01/2012 to 12/31/2012	$9.74087	$9.61632	2,224
01/01/2013 to 12/31/2013	$9.61632	$9.49253	543
01/01/2014 to 12/31/2014	$9.49253	$9.37099	1,001
01/01/2015 to 12/31/2015	$9.37099	$9.25064	664
01/01/2016 to 12/31/2016	$9.25064	$9.13240	335
01/01/2017 to 12/31/2017	$9.13240	$9.04631	3,592
01/01/2018 to 12/31/2018	$9.04631	$9.04573	520

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.42367	$9.93381	2,867
01/01/2010 to 12/31/2010	$9.93381	$11.13015	1,392
01/01/2011 to 12/31/2011	$11.13015	$11.33611	1,537
01/01/2012 to 12/31/2012	$11.33611	$12.74319	1,459
01/01/2013 to 12/31/2013	$12.74319	$13.48288	652
01/01/2014 to 12/31/2014	$13.48288	$13.65026	1,238
01/01/2015 to 12/31/2015	$13.65026	$12.99492	859
01/01/2016 to 12/31/2016	$12.99492	$14.80356	435
01/01/2017 to 12/31/2017	$14.80356	$15.70591	0
01/01/2018 to 12/31/2018	$15.70591	$15.19536	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.25411	$7.37369	15,508
01/01/2010 to 12/31/2010	$7.37369	$8.23695	9,367
01/01/2011 to 12/31/2011	$8.23695	$7.79112	3,829
01/01/2012 to 12/31/2012	$7.79112	$8.98982	4,409
01/01/2013 to 12/31/2013	$8.98982	$12.41192	2,290
01/01/2014 to 12/31/2014	$12.41192	$13.93693	3,444
01/01/2015 to 12/31/2015	$13.93693	$12.68001	2,177
01/01/2016 to 12/31/2016	$12.68001	$15.00686	1,209
01/01/2017 to 12/31/2017	$15.00686	$17.65796	1,355
01/01/2018 to 12/31/2018	$17.65796	$14.96335	764
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.56317	$7.42983	12,482
01/01/2010 to 12/31/2010	$7.42983	$8.39779	7,591
01/01/2011 to 12/31/2011	$8.39779	$7.21877	2,181
01/01/2012 to 12/31/2012	$7.21877	$8.57742	2,824
01/01/2013 to 12/31/2013	$8.57742	$10.08092	1,505
01/01/2014 to 12/31/2014	$10.08092	$9.40169	1,993
01/01/2015 to 12/31/2015	$9.40169	$9.57312	1,213
01/01/2016 to 12/31/2016	$9.57312	$9.09349	722
01/01/2017 to 12/31/2017	$9.09349	$12.15728	0
01/01/2018 to 12/31/2018	$12.15728	$10.40062	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$6.22962	$8.02537	11,508
01/01/2010 to 12/31/2010	$8.02537	$8.80034	6,995
01/01/2011 to 12/31/2011	$8.80034	$7.59729	2,031
01/01/2012 to 12/31/2012	$7.59729	$8.75042	2,630
01/01/2013 to 12/31/2013	$8.75042	$10.31966	1,404
01/01/2014 to 12/31/2014	$10.31966	$9.50422	1,860
01/01/2015 to 12/31/2015	$9.50422	$9.45898	1,132
01/01/2016 to 12/31/2016	$9.45898	$9.39202	673
01/01/2017 to 12/31/2017	$9.39202	$11.38693	0
01/01/2018 to 12/31/2018	$11.38693	$9.42630	0
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.76964	$11.83321	129,907
01/01/2010 to 12/31/2010	$11.83321	$12.94422	54,382
01/01/2011 to 12/31/2011	$12.94422	$14.36852	180,107
01/01/2012 to 12/31/2012	$14.36852	$15.51738	67,567
01/01/2013 to 12/31/2013	$15.51738	$14.83081	26,516
01/01/2014 to 12/31/2014	$14.83081	$15.62564	23,873
01/01/2015 to 12/31/2015	$15.62564	$15.60609	68,832
01/01/2016 to 12/31/2016	$15.60609	$16.05392	79,165
01/01/2017 to 12/31/2017	$16.05392	$16.53179	44,347
01/01/2018 to 12/31/2018	$16.53179	$16.27489	125,638

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.15757	$8.94985	6,705
01/01/2010 to 12/31/2010	$8.94985	$10.05574	5,987
01/01/2011 to 12/31/2011	$10.05574	$9.87022	7,104
01/01/2012 to 12/31/2012	$9.87022	$11.06691	7,989
01/01/2013 to 12/31/2013	$11.06691	$12.70360	1,496
01/01/2014 to 12/31/2014	$12.70360	$13.33881	23
01/01/2015 to 12/31/2015	$13.33881	$13.02966	17
01/01/2016 to 12/31/2016	$13.02966	$13.53386	9
01/01/2017 to 12/31/2017	$13.53386	$15.62598	15
01/01/2018 to 12/31/2018	$15.62598	$14.28730	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$6.42232	$8.61481	10,496
01/01/2010 to 12/31/2010	$8.61481	$9.11400	9,666
01/01/2011 to 12/31/2011	$9.11400	$8.17393	8,268
01/01/2012 to 12/31/2012	$8.17393	$9.83684	3,670
01/01/2013 to 12/31/2013	$9.83684	$11.20224	944
01/01/2014 to 12/31/2014	$11.20224	$10.35459	1,687
01/01/2015 to 12/31/2015	$10.35459	$9.93599	876
01/01/2016 to 12/31/2016	$9.93599	$9.99819	443
01/01/2017 to 12/31/2017	$9.99819	$12.79481	1,218
01/01/2018 to 12/31/2018	$12.79481	$10.42344	687
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$8.04051	$9.68501	44,258
01/01/2010 to 12/31/2010	$9.68501	$10.26045	42,572
01/01/2011 to 12/31/2011	$10.26045	$10.15261	55,208
01/01/2012 to 12/31/2012	$10.15261	$11.09649	9,955
01/01/2013 to 12/31/2013	$11.09649	$12.16250	2,331
01/01/2014 to 12/31/2014	$12.16250	$12.66064	671
01/01/2015 to 12/31/2015	$12.66064	$12.47534	634
01/01/2016 to 12/31/2016	$12.47534	$12.78831	297
01/01/2017 to 12/31/2017	$12.78831	$14.15747	623
01/01/2018 to 12/31/2018	$14.15747	$13.25846	364
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08433	$10.29565	0
01/01/2010 to 12/31/2010	$10.29565	$11.31363	0
01/01/2011 to 12/31/2011	$11.31363	$11.24266	0
01/01/2012 to 12/31/2012	$11.24266	$12.78372	0
01/01/2013 to 12/31/2013	$12.78372	$17.22508	0
01/01/2014 to 12/31/2014	$17.22508	$18.62008	0
01/01/2015 to 12/31/2015	$18.62008	$20.33578	0
01/01/2016 to 12/31/2016	$20.33578	$19.78128	0
01/01/2017 to 12/31/2017	$19.78128	$26.52486	0
01/01/2018 to 12/31/2018	$26.52486	$25.76077	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.26305	$8.02264	11,982
01/01/2010 to 12/31/2010	$8.02264	$9.48403	7,090
01/01/2011 to 12/31/2011	$9.48403	$9.27693	2,384
01/01/2012 to 12/31/2012	$9.27693	$10.28104	2,960
01/01/2013 to 12/31/2013	$10.28104	$13.86484	1,573
01/01/2014 to 12/31/2014	$13.86484	$15.13636	3,411
01/01/2015 to 12/31/2015	$15.13636	$16.44695	1,926
01/01/2016 to 12/31/2016	$16.44695	$17.14155	1,072
01/01/2017 to 12/31/2017	$17.14155	$22.50457	1,164
01/01/2018 to 12/31/2018	$22.50457	$21.61712	656

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$7.21708	$9.36927	13,811
01/01/2010 to 12/31/2010	$9.36927	$10.36325	8,688
01/01/2011 to 12/31/2011	$10.36325	$9.90992	8,766
01/01/2012 to 12/31/2012	$9.90992	$12.04032	5,013
01/01/2013 to 12/31/2013	$12.04032	$15.17025	2,240
01/01/2014 to 12/31/2014	$15.17025	$15.51925	4,253
01/01/2015 to 12/31/2015	$15.51925	$15.09566	2,950
01/01/2016 to 12/31/2016	$15.09566	$15.96214	1,493
01/01/2017 to 12/31/2017	$15.96214	$19.51438	0
01/01/2018 to 12/31/2018	$19.51438	$17.42241	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.96848	$8.55087	5,627
01/01/2010 to 12/31/2010	$8.55087	$9.52023	3,283
01/01/2011 to 12/31/2011	$9.52023	$9.34224	3,169
01/01/2012 to 12/31/2012	$9.34224	$10.79785	0
01/01/2013 to 12/31/2013	$10.79785	$14.57196	0
01/01/2014 to 12/31/2014	$14.57196	$15.63787	0
01/01/2015 to 12/31/2015	$15.63787	$16.55310	0
01/01/2016 to 12/31/2016	$16.55310	$16.65343	0
01/01/2017 to 12/31/2017	$16.65343	$21.48864	0
01/01/2018 to 12/31/2018	$21.48864	$21.66754	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99894	$10.21092	0
01/01/2013 to 12/31/2013	$10.21092	$13.55792	0
01/01/2014 to 12/31/2014	$13.55792	$14.75141	0
01/01/2015 to 12/31/2015	$14.75141	$14.45677	0
01/01/2016 to 12/31/2016	$14.45677	$16.19054	0
01/01/2017 to 12/31/2017	$16.19054	$18.75466	0
01/01/2018 to 12/31/2018	$18.75466	$16.63358	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.39885	$8.88414	2,159
01/01/2010 to 12/31/2010	$8.88414	$10.82540	1,354
01/01/2011 to 12/31/2011	$10.82540	$10.42108	974
01/01/2012 to 12/31/2012	$10.42108	$12.04930	1,105
01/01/2013 to 12/31/2013	$12.04930	$16.89141	0
01/01/2014 to 12/31/2014	$16.89141	$19.05089	3,235
01/01/2015 to 12/31/2015	$19.05089	$17.74632	1,513
01/01/2016 to 12/31/2016	$17.74632	$20.71267	1,288
01/01/2017 to 12/31/2017	$20.71267	$23.26693	2,787
01/01/2018 to 12/31/2018	$23.26693	$19.19010	1,563
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99894	$10.34979	1,715
01/01/2013 to 12/31/2013	$10.34979	$12.14939	0
01/01/2014 to 12/31/2014	$12.14939	$12.60979	0
01/01/2015 to 12/31/2015	$12.60979	$12.29348	0
01/01/2016 to 12/31/2016	$12.29348	$12.66055	0
01/01/2017 to 12/31/2017	$12.66055	$14.55973	0
01/01/2018 to 12/31/2018	$14.55973	$13.18263	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.58342	$9.17787	5,518
01/01/2010 to 12/31/2010	$9.17787	$11.07776	5,107
01/01/2011 to 12/31/2011	$11.07776	$8.71893	3,815
01/01/2012 to 12/31/2012	$8.71893	$10.15007	2,902
01/01/2013 to 12/31/2013	$10.15007	$10.04205	490
01/01/2014 to 12/31/2014	$10.04205	$9.44897	930
01/01/2015 to 12/31/2015	$9.44897	$7.76750	645
01/01/2016 to 12/31/2016	$7.76750	$8.61583	327
01/01/2017 to 12/31/2017	$8.61583	$10.74908	0
01/01/2018 to 12/31/2018	$10.74908	$9.11991	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.17030	$9.68149	28,049
01/01/2010 to 12/31/2010	$9.68149	$10.56759	12,741
01/01/2011 to 12/31/2011	$10.56759	$10.53603	14,786
01/01/2012 to 12/31/2012	$10.53603	$11.47969	12,317
01/01/2013 to 12/31/2013	$11.47969	$12.37623	3,544
01/01/2014 to 12/31/2014	$12.37623	$12.92298	9,637
01/01/2015 to 12/31/2015	$12.92298	$12.77546	8,016
01/01/2016 to 12/31/2016	$12.77546	$13.30855	4,148
01/01/2017 to 12/31/2017	$13.30855	$14.46901	1,890
01/01/2018 to 12/31/2018	$14.46901	$13.87673	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01886	$10.07711	0
01/01/2012 to 12/31/2012	$10.07711	$10.65490	0
01/01/2013 to 12/31/2013	$10.65490	$10.27485	0
01/01/2014 to 12/31/2014	$10.27485	$10.75766	0
01/01/2015 to 12/31/2015	$10.75766	$10.59108	0
01/01/2016 to 12/31/2016	$10.59108	$10.89549	0
01/01/2017 to 12/31/2017	$10.89549	$11.36598	533
01/01/2018 to 12/31/2018	$11.36598	$11.12814	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.37685	$7.93025	13,836
01/01/2010 to 12/31/2010	$7.93025	$9.31741	6,813
01/01/2011 to 12/31/2011	$9.31741	$8.62634	7,553
01/01/2012 to 12/31/2012	$8.62634	$9.61580	7,496
01/01/2013 to 12/31/2013	$9.61580	$11.10850	4,000
01/01/2014 to 12/31/2014	$11.10850	$11.97449	4,483
01/01/2015 to 12/31/2015	$11.97449	$11.74838	3,042
01/01/2016 to 12/31/2016	$11.74838	$12.76860	1,619
01/01/2017 to 12/31/2017	$12.76860	$14.63412	2,742
01/01/2018 to 12/31/2018	$14.63412	$13.34808	541
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99894	$11.70644	0
01/01/2014 to 12/31/2014	$11.70644	$13.31764	0
01/01/2015 to 12/31/2015	$13.31764	$13.34953	0
01/01/2016 to 12/31/2016	$13.34953	$14.60919	0
01/01/2017 to 12/31/2017	$14.60919	$17.51031	0
01/01/2018 to 12/31/2018	$17.51031	$16.04829	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$6.68980	$8.04510	0
01/01/2010 to 12/31/2010	$8.04510	$9.13702	0
01/01/2011 to 12/31/2011	$9.13702	$9.33177	0
01/01/2012 to 12/31/2012	$9.33177	$10.94418	0
01/01/2013 to 12/31/2013	$10.94418	$14.30717	0
01/01/2014 to 12/31/2014	$14.30717	$16.55471	1,272
01/01/2015 to 12/31/2015	$16.55471	$16.84542	594
01/01/2016 to 12/31/2016	$16.84542	$19.09853	501
01/01/2017 to 12/31/2017	$19.09853	$23.04920	1,070
01/01/2018 to 12/31/2018	$23.04920	$20.88235	600
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99894	$8.92217	0
01/01/2012 to 12/31/2012	$8.92217	$9.96636	0
01/01/2013 to 12/31/2013	$9.96636	$12.04203	0
01/01/2014 to 12/31/2014	$12.04203	$12.66027	0
01/01/2015 to 12/31/2015	$12.66027	$12.51658	0
01/01/2016 to 12/31/2016	$12.51658	$13.13739	0
01/01/2017 to 12/31/2017	$13.13739	$15.32829	0
01/01/2018 to 12/31/2018	$15.32829	$14.14277	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.36495	$8.97091	1,814
01/01/2010 to 12/31/2010	$8.97091	$9.91122	940
01/01/2011 to 12/31/2011	$9.91122	$9.60638	1,752
01/01/2012 to 12/31/2012	$9.60638	$10.45801	2,109
01/01/2013 to 12/31/2013	$10.45801	$11.60799	1,175
01/01/2014 to 12/31/2014	$11.60799	$12.04787	2,871
01/01/2015 to 12/31/2015	$12.04787	$11.87348	3,869
01/01/2016 to 12/31/2016	$11.87348	$12.28572	3,264
01/01/2017 to 12/31/2017	$12.28572	$14.09727	4,373
01/01/2018 to 12/31/2018	$14.09727	$12.81563	1,498
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$6.26046	$8.19873	3,172
01/01/2010 to 12/31/2010	$8.19873	$10.72760	4,850
01/01/2011 to 12/31/2011	$10.72760	$9.20156	4,168
01/01/2012 to 12/31/2012	$9.20156	$10.90673	0
01/01/2013 to 12/31/2013	$10.90673	$15.16091	0
01/01/2014 to 12/31/2014	$15.16091	$15.70587	2,435
01/01/2015 to 12/31/2015	$15.70587	$15.71133	1,142
01/01/2016 to 12/31/2016	$15.71133	$16.70414	982
01/01/2017 to 12/31/2017	$16.70414	$21.05646	2,143
01/01/2018 to 12/31/2018	$21.05646	$18.53093	1,202
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.28972	$9.63618	6,860
01/01/2010 to 12/31/2010	$9.63618	$12.97671	4,168
01/01/2011 to 12/31/2011	$12.97671	$12.68487	1,221
01/01/2012 to 12/31/2012	$12.68487	$14.04669	1,579
01/01/2013 to 12/31/2013	$14.04669	$18.74373	846
01/01/2014 to 12/31/2014	$18.74373	$19.20990	1,122
01/01/2015 to 12/31/2015	$19.20990	$19.11231	682
01/01/2016 to 12/31/2016	$19.11231	$21.14611	406
01/01/2017 to 12/31/2017	$21.14611	$25.86790	0
01/01/2018 to 12/31/2018	$25.86790	$23.38819	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.62509	$9.55967	9,411
01/01/2010 to 12/31/2010	$9.55967	$11.89013	5,677
01/01/2011 to 12/31/2011	$11.89013	$11.03624	2,237
01/01/2012 to 12/31/2012	$11.03624	$12.87293	1,886
01/01/2013 to 12/31/2013	$12.87293	$17.46065	1,015
01/01/2014 to 12/31/2014	$17.46065	$18.14459	1,345
01/01/2015 to 12/31/2015	$18.14459	$17.13973	818
01/01/2016 to 12/31/2016	$17.13973	$21.86143	487
01/01/2017 to 12/31/2017	$21.86143	$23.16726	0
01/01/2018 to 12/31/2018	$23.16726	$18.96350	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.74163	$9.48714	33,393
01/01/2010 to 12/31/2010	$9.48714	$10.44562	24,297
01/01/2011 to 12/31/2011	$10.44562	$10.51628	24,990
01/01/2012 to 12/31/2012	$10.51628	$11.78230	24,950
01/01/2013 to 12/31/2013	$11.78230	$13.58896	8,089
01/01/2014 to 12/31/2014	$13.58896	$14.20329	13,477
01/01/2015 to 12/31/2015	$14.20329	$14.02701	8,689
01/01/2016 to 12/31/2016	$14.02701	$14.89194	3,716
01/01/2017 to 12/31/2017	$14.89194	$16.96638	11,470
01/01/2018 to 12/31/2018	$16.96638	$15.85532	7,596
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.64158	$10.05576	19,708
01/01/2010 to 12/31/2010	$10.05576	$11.49618	13,334
01/01/2011 to 12/31/2011	$11.49618	$11.15642	8,474
01/01/2012 to 12/31/2012	$11.15642	$12.94950	11,475
01/01/2013 to 12/31/2013	$12.94950	$18.41140	5,357
01/01/2014 to 12/31/2014	$18.41140	$19.69192	3,910
01/01/2015 to 12/31/2015	$19.69192	$21.30215	2,516
01/01/2016 to 12/31/2016	$21.30215	$21.59684	1,398
01/01/2017 to 12/31/2017	$21.59684	$29.39774	0
01/01/2018 to 12/31/2018	$29.39774	$30.14046	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.75418	$7.88493	0
01/01/2010 to 12/31/2010	$7.88493	$8.75220	0
01/01/2011 to 12/31/2011	$8.75220	$8.59746	0
01/01/2012 to 12/31/2012	$8.59746	$9.62444	0
01/01/2013 to 12/31/2013	$9.62444	$12.79101	0
01/01/2014 to 12/31/2014	$12.79101	$12.82353	0
01/01/2015 to 12/31/2015	$12.82353	$11.89141	0
01/01/2016 to 12/31/2016	$11.89141	$12.45866	0
01/01/2017 to 12/31/2017	$12.45866	$14.33500	0
01/01/2018 to 12/31/2018	$14.33500	$12.77603	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.58255	$8.23044	4,005
01/01/2010 to 12/31/2010	$8.23044	$9.78665	2,336
01/01/2011 to 12/31/2011	$9.78665	$8.21992	2,255
01/01/2012 to 12/31/2012	$8.21992	$8.40779	0
01/01/2013 to 12/31/2013	$8.40779	$9.57650	0
01/01/2014 to 12/31/2014	$9.57650	$8.66322	0
01/01/2015 to 12/31/2015	$8.66322	$6.90556	0
01/01/2016 to 12/31/2016	$6.90556	$8.49506	0
01/01/2017 to 12/31/2017	$8.49506	$9.25058	0
01/01/2018 to 12/31/2018	$9.25058	$7.61054	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$9.44110	$10.44910	1,711
01/01/2010 to 12/31/2010	$10.44910	$10.90749	831
01/01/2011 to 12/31/2011	$10.90749	$11.21175	918
01/01/2012 to 12/31/2012	$11.21175	$11.64614	871
01/01/2013 to 12/31/2013	$11.64614	$11.06508	389
01/01/2014 to 12/31/2014	$11.06508	$10.98382	739
01/01/2015 to 12/31/2015	$10.98382	$10.34215	512
01/01/2016 to 12/31/2016	$10.34215	$10.65451	259
01/01/2017 to 12/31/2017	$10.65451	$10.73277	0
01/01/2018 to 12/31/2018	$10.73277	$10.80605	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.75166	$9.25678	11,367
01/01/2010 to 12/31/2010	$9.25678	$11.29533	6,840
01/01/2011 to 12/31/2011	$11.29533	$10.76575	3,068
01/01/2012 to 12/31/2012	$10.76575	$12.58399	2,685
01/01/2013 to 12/31/2013	$12.58399	$16.44937	1,414
01/01/2014 to 12/31/2014	$16.44937	$18.66901	2,049
01/01/2015 to 12/31/2015	$18.66901	$17.21151	1,281
01/01/2016 to 12/31/2016	$17.21151	$19.36901	725
01/01/2017 to 12/31/2017	$19.36901	$22.66421	577
01/01/2018 to 12/31/2018	$22.66421	$18.67467	325
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.35952	$8.06289	10,268
01/01/2010 to 12/31/2010	$8.06289	$9.12442	7,330
01/01/2011 to 12/31/2011	$9.12442	$8.69622	11,451
01/01/2012 to 12/31/2012	$8.69622	$9.52944	13,450
01/01/2013 to 12/31/2013	$9.52944	$11.33589	6,916
01/01/2014 to 12/31/2014	$11.33589	$11.80638	10,428
01/01/2015 to 12/31/2015	$11.80638	$11.58102	3,761
01/01/2016 to 12/31/2016	$11.58102	$12.17875	1,995
01/01/2017 to 12/31/2017	$12.17875	$13.65714	2,448
01/01/2018 to 12/31/2018	$13.65714	$12.80724	1,490
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.12808	$10.05881	4,644
01/01/2010 to 12/31/2010	$10.05881	$10.70403	2,256
01/01/2011 to 12/31/2011	$10.70403	$11.20336	2,490
01/01/2012 to 12/31/2012	$11.20336	$11.92793	2,364
01/01/2013 to 12/31/2013	$11.92793	$11.59912	1,056
01/01/2014 to 12/31/2014	$11.59912	$12.27440	2,005
01/01/2015 to 12/31/2015	$12.27440	$12.26680	1,391
01/01/2016 to 12/31/2016	$12.26680	$12.73326	704
01/01/2017 to 12/31/2017	$12.73326	$13.36324	0
01/01/2018 to 12/31/2018	$13.36324	$12.89207	0
*Denotes the start date of these sub-accounts

PREMIER Bb SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Combination 5% roll-up and HAV Death Benefit Only (1.45%)
OR Highest Daily Value Death Benefit Only (1.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.92031	$8.48293	20,013
01/01/2010 to 12/31/2010	$8.48293	$9.36209	19,532
01/01/2011 to 12/31/2011	$9.36209	$8.98306	15,459
01/01/2012 to 12/31/2012	$8.98306	$9.96722	17,005
01/01/2013 to 12/31/2013	$9.96722	$10.80469	16,820
01/01/2014 to 12/31/2014	$10.80469	$11.05691	12,596
01/01/2015 to 12/31/2015	$11.05691	$10.54797	8,636
01/01/2016 to 12/31/2016	$10.54797	$11.05622	7,695
01/01/2017 to 12/31/2017	$11.05622	$12.27014	7,577
01/01/2018 to 12/31/2018	$12.27014	$11.10989	6,588
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.19429	$8.94949	3,791
01/01/2010 to 12/31/2010	$8.94949	$10.03073	4,418
01/01/2011 to 12/31/2011	$10.03073	$9.89859	265
01/01/2012 to 12/31/2012	$9.89859	$11.08880	6,866
01/01/2013 to 12/31/2013	$11.08880	$12.74008	12,958
01/01/2014 to 12/31/2014	$12.74008	$13.32501	5,919
01/01/2015 to 12/31/2015	$13.32501	$13.23995	5,481
01/01/2016 to 12/31/2016	$13.23995	$13.97855	5,043
01/01/2017 to 12/31/2017	$13.97855	$16.11160	4,649
01/01/2018 to 12/31/2018	$16.11160	$14.94531	4,222
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99882	$11.65512	0
01/01/2014 to 12/31/2014	$11.65512	$13.00149	0
01/01/2015 to 12/31/2015	$13.00149	$13.03700	0
01/01/2016 to 12/31/2016	$13.03700	$14.22639	0
01/01/2017 to 12/31/2017	$14.22639	$17.12780	0
01/01/2018 to 12/31/2018	$17.12780	$15.50846	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.25636	$8.81895	6,533
01/01/2010 to 12/31/2010	$8.81895	$9.76337	6,436
01/01/2011 to 12/31/2011	$9.76337	$9.50706	4,808
01/01/2012 to 12/31/2012	$9.50706	$10.54016	5,331
01/01/2013 to 12/31/2013	$10.54016	$12.22301	6,011
01/01/2014 to 12/31/2014	$12.22301	$12.83410	5,624
01/01/2015 to 12/31/2015	$12.83410	$12.71088	0
01/01/2016 to 12/31/2016	$12.71088	$13.31875	0
01/01/2017 to 12/31/2017	$13.31875	$15.08586	0
01/01/2018 to 12/31/2018	$15.08586	$14.13539	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99882	$9.18077	0
01/01/2012 to 12/31/2012	$9.18077	$10.12587	0
01/01/2013 to 12/31/2013	$10.12587	$11.06443	0
01/01/2014 to 12/31/2014	$11.06443	$11.44021	0
01/01/2015 to 12/31/2015	$11.44021	$10.93843	0
01/01/2016 to 12/31/2016	$10.93843	$11.53288	0
01/01/2017 to 12/31/2017	$11.53288	$12.80225	0
01/01/2018 to 12/31/2018	$12.80225	$11.95216	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.27203	$11.16104	499
01/01/2010 to 12/31/2010	$11.16104	$11.43040	53
01/01/2011 to 12/31/2011	$11.43040	$11.52052	46
01/01/2012 to 12/31/2012	$11.52052	$11.88882	52
01/01/2013 to 12/31/2013	$11.88882	$11.46399	58
01/01/2014 to 12/31/2014	$11.46399	$11.28929	62
01/01/2015 to 12/31/2015	$11.28929	$11.18174	62
01/01/2016 to 12/31/2016	$11.18174	$11.20288	60
01/01/2017 to 12/31/2017	$11.20288	$11.23180	68
01/01/2018 to 12/31/2018	$11.23180	$11.15281	50
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.11063	$11.61306	1,440
01/01/2010 to 12/31/2010	$11.61306	$12.33061	491
01/01/2011 to 12/31/2011	$12.33061	$12.54083	422
01/01/2012 to 12/31/2012	$12.54083	$13.51375	457
01/01/2013 to 12/31/2013	$13.51375	$13.07592	511
01/01/2014 to 12/31/2014	$13.07592	$13.43439	528
01/01/2015 to 12/31/2015	$13.43439	$12.96326	530
01/01/2016 to 12/31/2016	$12.96326	$13.31867	500
01/01/2017 to 12/31/2017	$13.31867	$13.70140	561
01/01/2018 to 12/31/2018	$13.70140	$13.41538	425
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.59783	$8.15083	13,557
01/01/2010 to 12/31/2010	$8.15083	$9.10900	12,504
01/01/2011 to 12/31/2011	$9.10900	$8.76109	8,534
01/01/2012 to 12/31/2012	$8.76109	$9.82079	10,273
01/01/2013 to 12/31/2013	$9.82079	$11.87593	10,842
01/01/2014 to 12/31/2014	$11.87593	$12.52499	7,400
01/01/2015 to 12/31/2015	$12.52499	$12.41174	20,625
01/01/2016 to 12/31/2016	$12.41174	$13.07117	20,363
01/01/2017 to 12/31/2017	$13.07117	$15.18988	19,461
01/01/2018 to 12/31/2018	$15.18988	$14.04065	18,630
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99882	$11.68540	0
01/01/2014 to 12/31/2014	$11.68540	$13.08599	0
01/01/2015 to 12/31/2015	$13.08599	$12.43829	0
01/01/2016 to 12/31/2016	$12.43829	$14.08695	0
01/01/2017 to 12/31/2017	$14.08695	$16.44167	0
01/01/2018 to 12/31/2018	$16.44167	$15.43324	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.64758	$7.34437	0
01/01/2010 to 12/31/2010	$7.34437	$9.31659	0
01/01/2011 to 12/31/2011	$9.31659	$9.78880	0
01/01/2012 to 12/31/2012	$9.78880	$11.12971	0
01/01/2013 to 12/31/2013	$11.12971	$11.31441	0
01/01/2014 to 12/31/2014	$11.31441	$14.60043	0
01/01/2015 to 12/31/2015	$14.60043	$15.08887	0
01/01/2016 to 12/31/2016	$15.08887	$15.58984	0
01/01/2017 to 12/31/2017	$15.58984	$16.32732	0
01/01/2018 to 12/31/2018	$16.32732	$15.32751	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.57782	$8.03026	44,280
01/01/2010 to 12/31/2010	$8.03026	$9.05242	37,967
01/01/2011 to 12/31/2011	$9.05242	$8.78893	23,714
01/01/2012 to 12/31/2012	$8.78893	$9.58449	24,781
01/01/2013 to 12/31/2013	$9.58449	$10.84192	30,805
01/01/2014 to 12/31/2014	$10.84192	$11.02371	28,064
01/01/2015 to 12/31/2015	$11.02371	$10.97368	26,601
01/01/2016 to 12/31/2016	$10.97368	$11.27725	24,902
01/01/2017 to 12/31/2017	$11.27725	$12.94754	23,655
01/01/2018 to 12/31/2018	$12.94754	$11.77307	22,337
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11981	$8.14959	0
01/01/2010 to 12/31/2010	$8.14959	$9.65569	313
01/01/2011 to 12/31/2011	$9.65569	$9.03826	284
01/01/2012 to 12/31/2012	$9.03826	$11.29693	284
01/01/2013 to 12/31/2013	$11.29693	$11.61955	281
01/01/2014 to 12/31/2014	$11.61955	$13.04825	271
01/01/2015 to 12/31/2015	$13.04825	$12.85019	270
01/01/2016 to 12/31/2016	$12.85019	$12.78031	272
01/01/2017 to 12/31/2017	$12.78031	$13.96947	282
01/01/2018 to 12/31/2018	$13.96947	$13.12029	209
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.85686	$6.88090	0
01/01/2010 to 12/31/2010	$6.88090	$7.65653	0
01/01/2011 to 12/31/2011	$7.65653	$7.13069	0
01/01/2012 to 12/31/2012	$7.13069	$8.41103	0
01/01/2013 to 12/31/2013	$8.41103	$11.07172	0
01/01/2014 to 12/31/2014	$11.07172	$12.34676	0
01/01/2015 to 12/31/2015	$12.34676	$11.60783	0
01/01/2016 to 12/31/2016	$11.60783	$12.76281	0
01/01/2017 to 12/31/2017	$12.76281	$13.80709	287
01/01/2018 to 12/31/2018	$13.80709	$12.44818	207
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.96055	$9.22992	0
01/01/2010 to 12/31/2010	$9.22992	$10.90173	0
01/01/2011 to 12/31/2011	$10.90173	$10.42623	0
01/01/2012 to 12/31/2012	$10.42623	$12.29284	0
01/01/2013 to 12/31/2013	$12.29284	$16.01791	0
01/01/2014 to 12/31/2014	$16.01791	$17.60901	0
01/01/2015 to 12/31/2015	$17.60901	$16.37051	205
01/01/2016 to 12/31/2016	$16.37051	$16.40242	215
01/01/2017 to 12/31/2017	$16.40242	$20.54881	192
01/01/2018 to 12/31/2018	$20.54881	$19.37267	134
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.62724	$9.27629	0
01/01/2010 to 12/31/2010	$9.27629	$10.20417	0
01/01/2011 to 12/31/2011	$10.20417	$10.00753	0
01/01/2012 to 12/31/2012	$10.00753	$10.86353	0
01/01/2013 to 12/31/2013	$10.86353	$11.75988	3,570
01/01/2014 to 12/31/2014	$11.75988	$12.06025	0
01/01/2015 to 12/31/2015	$12.06025	$11.77970	0
01/01/2016 to 12/31/2016	$11.77970	$12.22192	0
01/01/2017 to 12/31/2017	$12.22192	$13.52748	0
01/01/2018 to 12/31/2018	$13.52748	$12.39199	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.64731	$9.56186	0
01/01/2010 to 12/31/2010	$9.56186	$11.94804	0
01/01/2011 to 12/31/2011	$11.94804	$11.93074	0
01/01/2012 to 12/31/2012	$11.93074	$13.60523	0
01/01/2013 to 12/31/2013	$13.60523	$18.61576	0
01/01/2014 to 12/31/2014	$18.61576	$19.67053	0
01/01/2015 to 12/31/2015	$19.67053	$18.32398	0
01/01/2016 to 12/31/2016	$18.32398	$22.45392	0
01/01/2017 to 12/31/2017	$22.45392	$24.83144	0
01/01/2018 to 12/31/2018	$24.83144	$21.03237	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.21118	$10.09012	0
01/01/2010 to 12/31/2010	$10.09012	$9.94829	0
01/01/2011 to 12/31/2011	$9.94829	$9.80857	0
01/01/2012 to 12/31/2012	$9.80857	$9.66900	0
01/01/2013 to 12/31/2013	$9.66900	$9.53055	0
01/01/2014 to 12/31/2014	$9.53055	$9.39466	0
01/01/2015 to 12/31/2015	$9.39466	$9.25994	0
01/01/2016 to 12/31/2016	$9.25994	$9.12825	0
01/01/2017 to 12/31/2017	$9.12825	$9.02874	0
01/01/2018 to 12/31/2018	$9.02874	$9.01466	0
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.48515	$10.00131	288
01/01/2010 to 12/31/2010	$10.00131	$11.18927	0
01/01/2011 to 12/31/2011	$11.18927	$11.37958	0
01/01/2012 to 12/31/2012	$11.37958	$12.77314	0
01/01/2013 to 12/31/2013	$12.77314	$13.49458	0
01/01/2014 to 12/31/2014	$13.49458	$13.64192	0
01/01/2015 to 12/31/2015	$13.64192	$12.96778	0
01/01/2016 to 12/31/2016	$12.96778	$14.75082	0
01/01/2017 to 12/31/2017	$14.75082	$15.62688	0
01/01/2018 to 12/31/2018	$15.62688	$15.09638	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.49196	$6.46539	0
01/01/2010 to 12/31/2010	$6.46539	$7.21162	0
01/01/2011 to 12/31/2011	$7.21162	$6.81122	0
01/01/2012 to 12/31/2012	$6.81122	$7.84749	0
01/01/2013 to 12/31/2013	$7.84749	$10.81868	0
01/01/2014 to 12/31/2014	$10.81868	$12.12993	0
01/01/2015 to 12/31/2015	$12.12993	$11.01966	0
01/01/2016 to 12/31/2016	$11.01966	$13.02263	0
01/01/2017 to 12/31/2017	$13.02263	$15.30071	0
01/01/2018 to 12/31/2018	$15.30071	$12.94659	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.34102	$7.12250	0
01/01/2010 to 12/31/2010	$7.12250	$8.03865	0
01/01/2011 to 12/31/2011	$8.03865	$6.89985	0
01/01/2012 to 12/31/2012	$6.89985	$8.18629	0
01/01/2013 to 12/31/2013	$8.18629	$9.60703	0
01/01/2014 to 12/31/2014	$9.60703	$8.94656	0
01/01/2015 to 12/31/2015	$8.94656	$9.09626	0
01/01/2016 to 12/31/2016	$9.09626	$8.62765	0
01/01/2017 to 12/31/2017	$8.62765	$11.51754	0
01/01/2018 to 12/31/2018	$11.51754	$9.83870	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.67570	$7.30087	0
01/01/2010 to 12/31/2010	$7.30087	$7.99406	0
01/01/2011 to 12/31/2011	$7.99406	$6.89106	0
01/01/2012 to 12/31/2012	$6.89106	$7.92523	0
01/01/2013 to 12/31/2013	$7.92523	$9.33267	0
01/01/2014 to 12/31/2014	$9.33267	$8.58256	0
01/01/2015 to 12/31/2015	$8.58256	$8.52904	0
01/01/2016 to 12/31/2016	$8.52904	$8.45616	0
01/01/2017 to 12/31/2017	$8.45616	$10.23712	0
01/01/2018 to 12/31/2018	$10.23712	$8.46181	0
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.75490	$11.79957	2,680
01/01/2010 to 12/31/2010	$11.79957	$12.88832	16
01/01/2011 to 12/31/2011	$12.88832	$14.28535	23,767
01/01/2012 to 12/31/2012	$14.28535	$15.40481	15,868
01/01/2013 to 12/31/2013	$15.40481	$14.70138	3,032
01/01/2014 to 12/31/2014	$14.70138	$15.46643	0
01/01/2015 to 12/31/2015	$15.46643	$15.42415	322
01/01/2016 to 12/31/2016	$15.42415	$15.84331	774
01/01/2017 to 12/31/2017	$15.84331	$16.29092	89
01/01/2018 to 12/31/2018	$16.29092	$16.01396	3,538
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.15044	$8.92777	0
01/01/2010 to 12/31/2010	$8.92777	$10.01618	0
01/01/2011 to 12/31/2011	$10.01618	$9.81691	0
01/01/2012 to 12/31/2012	$9.81691	$10.99084	0
01/01/2013 to 12/31/2013	$10.99084	$12.59764	0
01/01/2014 to 12/31/2014	$12.59764	$13.20793	0
01/01/2015 to 12/31/2015	$13.20793	$12.88281	0
01/01/2016 to 12/31/2016	$12.88281	$13.36157	0
01/01/2017 to 12/31/2017	$13.36157	$15.40431	0
01/01/2018 to 12/31/2018	$15.40431	$14.06373	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.94912	$7.96823	0
01/01/2010 to 12/31/2010	$7.96823	$8.41747	0
01/01/2011 to 12/31/2011	$8.41747	$7.53806	0
01/01/2012 to 12/31/2012	$7.53806	$9.05805	0
01/01/2013 to 12/31/2013	$9.05805	$10.30009	0
01/01/2014 to 12/31/2014	$10.30009	$9.50659	0
01/01/2015 to 12/31/2015	$9.50659	$9.10879	0
01/01/2016 to 12/31/2016	$9.10879	$9.15230	0
01/01/2017 to 12/31/2017	$9.15230	$11.69504	0
01/01/2018 to 12/31/2018	$11.69504	$9.51332	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.84633	$9.43725	0
01/01/2010 to 12/31/2010	$9.43725	$9.98324	303
01/01/2011 to 12/31/2011	$9.98324	$9.86367	265
01/01/2012 to 12/31/2012	$9.86367	$10.76475	290
01/01/2013 to 12/31/2013	$10.76475	$11.78152	291
01/01/2014 to 12/31/2014	$11.78152	$12.24589	291
01/01/2015 to 12/31/2015	$12.24589	$12.04884	285
01/01/2016 to 12/31/2016	$12.04884	$12.33286	280
01/01/2017 to 12/31/2017	$12.33286	$13.63317	283
01/01/2018 to 12/31/2018	$13.63317	$12.74842	214

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08421	$10.29364	0
01/01/2010 to 12/31/2010	$10.29364	$11.29477	268
01/01/2011 to 12/31/2011	$11.29477	$11.20724	226
01/01/2012 to 12/31/2012	$11.20724	$12.72450	246
01/01/2013 to 12/31/2013	$12.72450	$17.12000	210
01/01/2014 to 12/31/2014	$17.12000	$18.47909	193
01/01/2015 to 12/31/2015	$18.47909	$20.15204	169
01/01/2016 to 12/31/2016	$20.15204	$19.57371	178
01/01/2017 to 12/31/2017	$19.57371	$26.20786	148
01/01/2018 to 12/31/2018	$26.20786	$25.41513	101
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.90344	$7.55074	0
01/01/2010 to 12/31/2010	$7.55074	$8.91287	0
01/01/2011 to 12/31/2011	$8.91287	$8.70535	0
01/01/2012 to 12/31/2012	$8.70535	$9.63330	0
01/01/2013 to 12/31/2013	$9.63330	$12.97216	0
01/01/2014 to 12/31/2014	$12.97216	$14.14092	0
01/01/2015 to 12/31/2015	$14.14092	$15.34263	0
01/01/2016 to 12/31/2016	$15.34263	$15.96712	0
01/01/2017 to 12/31/2017	$15.96712	$20.93177	0
01/01/2018 to 12/31/2018	$20.93177	$20.07637	0
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.69443	$8.67775	0
01/01/2010 to 12/31/2010	$8.67775	$9.58414	0
01/01/2011 to 12/31/2011	$9.58414	$9.15137	0
01/01/2012 to 12/31/2012	$9.15137	$11.10221	0
01/01/2013 to 12/31/2013	$11.10221	$13.96776	0
01/01/2014 to 12/31/2014	$13.96776	$14.26799	0
01/01/2015 to 12/31/2015	$14.26799	$13.85797	0
01/01/2016 to 12/31/2016	$13.85797	$14.63187	0
01/01/2017 to 12/31/2017	$14.63187	$17.86172	0
01/01/2018 to 12/31/2018	$17.86172	$15.92321	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.67526	$8.17908	0
01/01/2010 to 12/31/2010	$8.17908	$9.09295	0
01/01/2011 to 12/31/2011	$9.09295	$8.90984	0
01/01/2012 to 12/31/2012	$8.90984	$10.28282	0
01/01/2013 to 12/31/2013	$10.28282	$13.85645	0
01/01/2014 to 12/31/2014	$13.85645	$14.84808	0
01/01/2015 to 12/31/2015	$14.84808	$15.69383	0
01/01/2016 to 12/31/2016	$15.69383	$15.76561	0
01/01/2017 to 12/31/2017	$15.76561	$20.31315	0
01/01/2018 to 12/31/2018	$20.31315	$20.45169	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99882	$10.20527	0
01/01/2013 to 12/31/2013	$10.20527	$13.53029	0
01/01/2014 to 12/31/2014	$13.53029	$14.69964	0
01/01/2015 to 12/31/2015	$14.69964	$14.38472	0
01/01/2016 to 12/31/2016	$14.38472	$16.08604	0
01/01/2017 to 12/31/2017	$16.08604	$18.60628	0
01/01/2018 to 12/31/2018	$18.60628	$16.47746	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.75471	$7.97806	0
01/01/2010 to 12/31/2010	$7.97806	$9.70711	0
01/01/2011 to 12/31/2011	$9.70711	$9.33083	0
01/01/2012 to 12/31/2012	$9.33083	$10.77264	0
01/01/2013 to 12/31/2013	$10.77264	$15.07934	0
01/01/2014 to 12/31/2014	$15.07934	$16.98191	0
01/01/2015 to 12/31/2015	$16.98191	$15.79563	0
01/01/2016 to 12/31/2016	$15.79563	$18.40869	0
01/01/2017 to 12/31/2017	$18.40869	$20.64838	0
01/01/2018 to 12/31/2018	$20.64838	$17.00508	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99882	$10.33938	303
01/01/2013 to 12/31/2013	$10.33938	$12.11929	285
01/01/2014 to 12/31/2014	$12.11929	$12.55995	284
01/01/2015 to 12/31/2015	$12.55995	$12.22672	279
01/01/2016 to 12/31/2016	$12.22672	$12.57315	282
01/01/2017 to 12/31/2017	$12.57315	$14.43804	271
01/01/2018 to 12/31/2018	$14.43804	$13.05300	203
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57966	$9.15819	0
01/01/2010 to 12/31/2010	$9.15819	$11.03759	274
01/01/2011 to 12/31/2011	$11.03759	$8.67448	285
01/01/2012 to 12/31/2012	$8.67448	$10.08338	321
01/01/2013 to 12/31/2013	$10.08338	$9.96140	335
01/01/2014 to 12/31/2014	$9.96140	$9.35920	349
01/01/2015 to 12/31/2015	$9.35920	$7.68233	418
01/01/2016 to 12/31/2016	$7.68233	$8.50883	397
01/01/2017 to 12/31/2017	$8.50883	$10.59987	373
01/01/2018 to 12/31/2018	$10.59987	$8.98005	302
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.23042	$9.73831	15,811
01/01/2010 to 12/31/2010	$9.73831	$10.61391	17,350
01/01/2011 to 12/31/2011	$10.61391	$10.56663	33,713
01/01/2012 to 12/31/2012	$10.56663	$11.49601	8,621
01/01/2013 to 12/31/2013	$11.49601	$12.37558	7,282
01/01/2014 to 12/31/2014	$12.37558	$12.90312	5,959
01/01/2015 to 12/31/2015	$12.90312	$12.73688	4,796
01/01/2016 to 12/31/2016	$12.73688	$13.24881	3,494
01/01/2017 to 12/31/2017	$13.24881	$14.38296	3,005
01/01/2018 to 12/31/2018	$14.38296	$13.77368	1,914
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01874	$10.07457	0
01/01/2012 to 12/31/2012	$10.07457	$10.63642	0
01/01/2013 to 12/31/2013	$10.63642	$10.24188	0
01/01/2014 to 12/31/2014	$10.24188	$10.70741	0
01/01/2015 to 12/31/2015	$10.70741	$10.52611	0
01/01/2016 to 12/31/2016	$10.52611	$10.81265	0
01/01/2017 to 12/31/2017	$10.81265	$11.26295	0
01/01/2018 to 12/31/2018	$11.26295	$11.01080	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$5.99477	$7.44399	76,659
01/01/2010 to 12/31/2010	$7.44399	$8.73322	68,612
01/01/2011 to 12/31/2011	$8.73322	$8.07355	49,606
01/01/2012 to 12/31/2012	$8.07355	$8.98632	46,359
01/01/2013 to 12/31/2013	$8.98632	$10.36603	53,377
01/01/2014 to 12/31/2014	$10.36603	$11.15761	52,408
01/01/2015 to 12/31/2015	$11.15761	$10.93076	58,223
01/01/2016 to 12/31/2016	$10.93076	$11.86246	54,353
01/01/2017 to 12/31/2017	$11.86246	$13.57564	63,387
01/01/2018 to 12/31/2018	$13.57564	$12.36417	57,844
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99882	$11.69467	0
01/01/2014 to 12/31/2014	$11.69467	$13.28448	0
01/01/2015 to 12/31/2015	$13.28448	$13.29657	0
01/01/2016 to 12/31/2016	$13.29657	$14.52963	0
01/01/2017 to 12/31/2017	$14.52963	$17.38915	0
01/01/2018 to 12/31/2018	$17.38915	$15.91357	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.86575	$7.04364	0
01/01/2010 to 12/31/2010	$7.04364	$7.98785	303
01/01/2011 to 12/31/2011	$7.98785	$8.14600	259
01/01/2012 to 12/31/2012	$8.14600	$9.53931	260
01/01/2013 to 12/31/2013	$9.53931	$12.45219	229
01/01/2014 to 12/31/2014	$12.45219	$14.38699	200
01/01/2015 to 12/31/2015	$14.38699	$14.61800	183
01/01/2016 to 12/31/2016	$14.61800	$16.54864	180
01/01/2017 to 12/31/2017	$16.54864	$19.94242	160
01/01/2018 to 12/31/2018	$19.94242	$18.04080	113
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99882	$8.91334	0
01/01/2012 to 12/31/2012	$8.91334	$9.94188	0
01/01/2013 to 12/31/2013	$9.94188	$11.99479	0
01/01/2014 to 12/31/2014	$11.99479	$12.59198	0
01/01/2015 to 12/31/2015	$12.59198	$12.43070	0
01/01/2016 to 12/31/2016	$12.43070	$13.02803	0
01/01/2017 to 12/31/2017	$13.02803	$15.17828	0
01/01/2018 to 12/31/2018	$15.17828	$13.98358	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.35764	$8.94874	0
01/01/2010 to 12/31/2010	$8.94874	$9.87209	0
01/01/2011 to 12/31/2011	$9.87209	$9.55454	0
01/01/2012 to 12/31/2012	$9.55454	$10.38610	3,421
01/01/2013 to 12/31/2013	$10.38610	$11.51103	9,247
01/01/2014 to 12/31/2014	$11.51103	$11.92971	2,937
01/01/2015 to 12/31/2015	$11.92971	$11.73972	2,714
01/01/2016 to 12/31/2016	$11.73972	$12.12933	2,491
01/01/2017 to 12/31/2017	$12.12933	$13.89719	2,290
01/01/2018 to 12/31/2018	$13.89719	$12.61503	2,101

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.64256	$7.37852	0
01/01/2010 to 12/31/2010	$7.37852	$9.64021	0
01/01/2011 to 12/31/2011	$9.64021	$8.25662	309
01/01/2012 to 12/31/2012	$8.25662	$9.77213	315
01/01/2013 to 12/31/2013	$9.77213	$13.56363	275
01/01/2014 to 12/31/2014	$13.56363	$14.03036	262
01/01/2015 to 12/31/2015	$14.03036	$14.01450	240
01/01/2016 to 12/31/2016	$14.01450	$14.87809	255
01/01/2017 to 12/31/2017	$14.87809	$18.72707	211
01/01/2018 to 12/31/2018	$18.72707	$16.45650	147
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.38753	$8.43118	0
01/01/2010 to 12/31/2010	$8.43118	$11.33740	0
01/01/2011 to 12/31/2011	$11.33740	$11.06613	0
01/01/2012 to 12/31/2012	$11.06613	$12.23591	0
01/01/2013 to 12/31/2013	$12.23591	$16.30330	0
01/01/2014 to 12/31/2014	$16.30330	$16.68408	0
01/01/2015 to 12/31/2015	$16.68408	$16.57494	0
01/01/2016 to 12/31/2016	$16.57494	$18.31169	0
01/01/2017 to 12/31/2017	$18.31169	$22.36754	0
01/01/2018 to 12/31/2018	$22.36754	$20.19336	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.47012	$8.09962	0
01/01/2010 to 12/31/2010	$8.09962	$10.05929	0
01/01/2011 to 12/31/2011	$10.05929	$9.32310	0
01/01/2012 to 12/31/2012	$9.32310	$10.85862	0
01/01/2013 to 12/31/2013	$10.85862	$14.70665	0
01/01/2014 to 12/31/2014	$14.70665	$15.26022	0
01/01/2015 to 12/31/2015	$15.26022	$14.39385	0
01/01/2016 to 12/31/2016	$14.39385	$18.33216	0
01/01/2017 to 12/31/2017	$18.33216	$19.39845	0
01/01/2018 to 12/31/2018	$19.39845	$15.85491	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.38495	$9.03658	4,372
01/01/2010 to 12/31/2010	$9.03658	$9.93489	3,642
01/01/2011 to 12/31/2011	$9.93489	$9.98734	2,467
01/01/2012 to 12/31/2012	$9.98734	$11.17302	12,662
01/01/2013 to 12/31/2013	$11.17302	$12.86715	16,079
01/01/2014 to 12/31/2014	$12.86715	$13.42895	8,153
01/01/2015 to 12/31/2015	$13.42895	$13.24254	7,526
01/01/2016 to 12/31/2016	$13.24254	$14.03840	6,873
01/01/2017 to 12/31/2017	$14.03840	$15.97033	6,308
01/01/2018 to 12/31/2018	$15.97033	$14.90233	5,603
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.86720	$8.87009	0
01/01/2010 to 12/31/2010	$8.87009	$10.12570	0
01/01/2011 to 12/31/2011	$10.12570	$9.81196	0
01/01/2012 to 12/31/2012	$9.81196	$11.37211	0
01/01/2013 to 12/31/2013	$11.37211	$16.14477	0
01/01/2014 to 12/31/2014	$16.14477	$17.24216	0
01/01/2015 to 12/31/2015	$17.24216	$18.62449	0
01/01/2016 to 12/31/2016	$18.62449	$18.85434	0
01/01/2017 to 12/31/2017	$18.85434	$25.62687	0
01/01/2018 to 12/31/2018	$25.62687	$26.23522	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.03180	$7.03129	0
01/01/2010 to 12/31/2010	$7.03129	$7.79321	0
01/01/2011 to 12/31/2011	$7.79321	$7.64417	0
01/01/2012 to 12/31/2012	$7.64417	$8.54453	0
01/01/2013 to 12/31/2013	$8.54453	$11.33899	0
01/01/2014 to 12/31/2014	$11.33899	$11.35109	0
01/01/2015 to 12/31/2015	$11.35109	$10.51046	0
01/01/2016 to 12/31/2016	$10.51046	$10.99545	0
01/01/2017 to 12/31/2017	$10.99545	$12.63282	0
01/01/2018 to 12/31/2018	$12.63282	$11.24219	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.68760	$8.37294	0
01/01/2010 to 12/31/2010	$8.37294	$9.94136	304
01/01/2011 to 12/31/2011	$9.94136	$8.33750	296
01/01/2012 to 12/31/2012	$8.33750	$8.51535	364
01/01/2013 to 12/31/2013	$8.51535	$9.68461	349
01/01/2014 to 12/31/2014	$9.68461	$8.74803	379
01/01/2015 to 12/31/2015	$8.74803	$6.96277	452
01/01/2016 to 12/31/2016	$6.96277	$8.55294	432
01/01/2017 to 12/31/2017	$8.55294	$9.29993	420
01/01/2018 to 12/31/2018	$9.29993	$7.63973	323
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.14348	$11.20990	246
01/01/2010 to 12/31/2010	$11.20990	$11.68438	259
01/01/2011 to 12/31/2011	$11.68438	$11.99252	218
01/01/2012 to 12/31/2012	$11.99252	$12.43863	247
01/01/2013 to 12/31/2013	$12.43863	$11.80063	288
01/01/2014 to 12/31/2014	$11.80063	$11.69673	295
01/01/2015 to 12/31/2015	$11.69673	$10.99718	310
01/01/2016 to 12/31/2016	$10.99718	$11.31268	314
01/01/2017 to 12/31/2017	$11.31268	$11.37896	333
01/01/2018 to 12/31/2018	$11.37896	$11.43967	245
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.95152	$8.14768	0
01/01/2010 to 12/31/2010	$8.14768	$9.92733	0
01/01/2011 to 12/31/2011	$9.92733	$9.44800	0
01/01/2012 to 12/31/2012	$9.44800	$11.02744	0
01/01/2013 to 12/31/2013	$11.02744	$14.39334	0
01/01/2014 to 12/31/2014	$14.39334	$16.31139	0
01/01/2015 to 12/31/2015	$16.31139	$15.01572	0
01/01/2016 to 12/31/2016	$15.01572	$16.87311	0
01/01/2017 to 12/31/2017	$16.87311	$19.71457	0
01/01/2018 to 12/31/2018	$19.71457	$16.22010	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.81656	$7.36359	0
01/01/2010 to 12/31/2010	$7.36359	$8.32072	0
01/01/2011 to 12/31/2011	$8.32072	$7.91853	0
01/01/2012 to 12/31/2012	$7.91853	$8.66439	0
01/01/2013 to 12/31/2013	$8.66439	$10.29164	0
01/01/2014 to 12/31/2014	$10.29164	$10.70292	0
01/01/2015 to 12/31/2015	$10.70292	$10.48316	0
01/01/2016 to 12/31/2016	$10.48316	$11.00783	0
01/01/2017 to 12/31/2017	$11.00783	$12.32592	0
01/01/2018 to 12/31/2018	$12.32592	$11.54167	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.32688	$10.26272	1,088
01/01/2010 to 12/31/2010	$10.26272	$10.90493	555
01/01/2011 to 12/31/2011	$10.90493	$11.39688	465
01/01/2012 to 12/31/2012	$11.39688	$12.11602	508
01/01/2013 to 12/31/2013	$12.11602	$11.76451	568
01/01/2014 to 12/31/2014	$11.76451	$12.43095	570
01/01/2015 to 12/31/2015	$12.43095	$12.40479	558
01/01/2016 to 12/31/2016	$12.40479	$12.85748	518
01/01/2017 to 12/31/2017	$12.85748	$13.47368	570
01/01/2018 to 12/31/2018	$13.47368	$12.97943	663
*Denotes the start date of these sub-accounts

PREMIER Bb SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit Only (1.55%) OR Highest Daily Lifetime Five Income Benefit Only (1.55%)
OR HD GRO 60 bps (1.55%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.62021	$9.33172	18,592,099
01/01/2010 to 12/31/2010	$9.33172	$10.28882	23,265,499
01/01/2011 to 12/31/2011	$10.28882	$9.86254	18,536,752
01/01/2012 to 12/31/2012	$9.86254	$10.93232	20,846,410
01/01/2013 to 12/31/2013	$10.93232	$11.83916	19,397,055
01/01/2014 to 12/31/2014	$11.83916	$12.10359	17,944,914
01/01/2015 to 12/31/2015	$12.10359	$11.53511	14,826,535
01/01/2016 to 12/31/2016	$11.53511	$12.07903	13,310,399
01/01/2017 to 12/31/2017	$12.07903	$13.39213	13,059,778
01/01/2018 to 12/31/2018	$13.39213	$12.11377	9,348,521
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.82619	$9.72595	9,678,004
01/01/2010 to 12/31/2010	$9.72595	$10.89021	12,279,526
01/01/2011 to 12/31/2011	$10.89021	$10.73628	10,386,653
01/01/2012 to 12/31/2012	$10.73628	$12.01516	12,327,863
01/01/2013 to 12/31/2013	$12.01516	$13.79063	12,426,679
01/01/2014 to 12/31/2014	$13.79063	$14.40963	11,872,667
01/01/2015 to 12/31/2015	$14.40963	$14.30363	11,157,996
01/01/2016 to 12/31/2016	$14.30363	$15.08674	10,456,642
01/01/2017 to 12/31/2017	$15.08674	$17.37178	10,031,627
01/01/2018 to 12/31/2018	$17.37178	$16.09834	8,796,637
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99874	$11.64723	0
01/01/2014 to 12/31/2014	$11.64723	$12.97992	0
01/01/2015 to 12/31/2015	$12.97992	$13.00246	3,785
01/01/2016 to 12/31/2016	$13.00246	$14.17488	4,857
01/01/2017 to 12/31/2017	$14.17488	$17.04894	13,908
01/01/2018 to 12/31/2018	$17.04894	$15.42178	11,803
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.92738	$9.62505	27,228,736
01/01/2010 to 12/31/2010	$9.62505	$10.64526	34,178,015
01/01/2011 to 12/31/2011	$10.64526	$10.35559	28,852,563
01/01/2012 to 12/31/2012	$10.35559	$11.46953	31,680,237
01/01/2013 to 12/31/2013	$11.46953	$13.28773	30,626,128
01/01/2014 to 12/31/2014	$13.28773	$13.93828	29,118,979
01/01/2015 to 12/31/2015	$13.93828	$13.79086	27,364,099
01/01/2016 to 12/31/2016	$13.79086	$14.43601	25,938,998
01/01/2017 to 12/31/2017	$14.43601	$16.33522	24,534,170
01/01/2018 to 12/31/2018	$16.33522	$15.29086	22,167,815
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99874	$9.17470	199,690
01/01/2012 to 12/31/2012	$9.17470	$10.10920	338,498
01/01/2013 to 12/31/2013	$10.10920	$11.03529	496,197
01/01/2014 to 12/31/2014	$11.03529	$11.39883	515,215
01/01/2015 to 12/31/2015	$11.39883	$10.88804	505,097
01/01/2016 to 12/31/2016	$10.88804	$11.46853	439,576
01/01/2017 to 12/31/2017	$11.46853	$12.71825	502,209
01/01/2018 to 12/31/2018	$12.71825	$11.86201	435,462

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.65895	$11.56999	491,388
01/01/2010 to 12/31/2010	$11.56999	$11.83776	692,562
01/01/2011 to 12/31/2011	$11.83776	$11.91937	736,600
01/01/2012 to 12/31/2012	$11.91937	$12.28836	791,103
01/01/2013 to 12/31/2013	$12.28836	$11.83763	668,714
01/01/2014 to 12/31/2014	$11.83763	$11.64560	596,788
01/01/2015 to 12/31/2015	$11.64560	$11.52330	457,659
01/01/2016 to 12/31/2016	$11.52330	$11.53320	494,649
01/01/2017 to 12/31/2017	$11.53320	$11.55095	384,726
01/01/2018 to 12/31/2018	$11.55095	$11.45859	256,281
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.58517	$12.14622	4,497,611
01/01/2010 to 12/31/2010	$12.14622	$12.88400	6,521,873
01/01/2011 to 12/31/2011	$12.88400	$13.09095	5,367,829
01/01/2012 to 12/31/2012	$13.09095	$14.09248	6,451,327
01/01/2013 to 12/31/2013	$14.09248	$13.62239	6,361,855
01/01/2014 to 12/31/2014	$13.62239	$13.98210	5,335,457
01/01/2015 to 12/31/2015	$13.98210	$13.47848	4,498,021
01/01/2016 to 12/31/2016	$13.47848	$13.83440	4,350,287
01/01/2017 to 12/31/2017	$13.83440	$14.21803	4,476,821
01/01/2018 to 12/31/2018	$14.21803	$13.90732	3,536,378
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.06604	$11.16301	0
01/01/2010 to 12/31/2010	$11.16301	$12.22219	0
01/01/2011 to 12/31/2011	$12.22219	$13.67021	0
01/01/2012 to 12/31/2012	$13.67021	$14.23076	0
01/01/2013 to 12/31/2013	$14.23076	$13.57310	0
01/01/2014 to 12/31/2014	$13.57310	$13.72163	0
01/01/2015 to 12/31/2015	$13.72163	$13.62169	0
01/01/2016 to 12/31/2016	$13.62169	$13.62994	0
01/01/2017 to 12/31/2017	$13.62994	$13.51841	0
01/01/2018 to 12/31/2018	$13.51841	$13.41146	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.13503	$11.02965	0
01/01/2010 to 12/31/2010	$11.02965	$12.09526	0
01/01/2011 to 12/31/2011	$12.09526	$13.81329	0
01/01/2012 to 12/31/2012	$13.81329	$14.39921	0
01/01/2013 to 12/31/2013	$14.39921	$13.49432	0
01/01/2014 to 12/31/2014	$13.49432	$13.85503	0
01/01/2015 to 12/31/2015	$13.85503	$13.78971	0
01/01/2016 to 12/31/2016	$13.78971	$13.77597	0
01/01/2017 to 12/31/2017	$13.77597	$13.66932	0
01/01/2018 to 12/31/2018	$13.66932	$13.53566	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99916	$8.81338	0
01/01/2010 to 12/31/2010	$8.81338	$9.70680	5,622
01/01/2011 to 12/31/2011	$9.70680	$11.34394	0
01/01/2012 to 12/31/2012	$11.34394	$11.87650	0
01/01/2013 to 12/31/2013	$11.87650	$10.93320	0
01/01/2014 to 12/31/2014	$10.93320	$11.42939	0
01/01/2015 to 12/31/2015	$11.42939	$11.42687	0
01/01/2016 to 12/31/2016	$11.42687	$11.47288	0
01/01/2017 to 12/31/2017	$11.47288	$11.39828	0
01/01/2018 to 12/31/2018	$11.39828	$11.25642	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99831	$11.03896	7,734
01/01/2011 to 12/31/2011	$11.03896	$13.07738	40,426
01/01/2012 to 12/31/2012	$13.07738	$13.75242	27,773
01/01/2013 to 12/31/2013	$13.75242	$12.59444	7,103
01/01/2014 to 12/31/2014	$12.59444	$13.35471	5,693
01/01/2015 to 12/31/2015	$13.35471	$13.38537	0
01/01/2016 to 12/31/2016	$13.38537	$13.44947	0
01/01/2017 to 12/31/2017	$13.44947	$13.45397	0
01/01/2018 to 12/31/2018	$13.45397	$13.25642	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99874	$12.05391	64,540
01/01/2012 to 12/31/2012	$12.05391	$12.56371	61,186
01/01/2013 to 12/31/2013	$12.56371	$11.16626	0
01/01/2014 to 12/31/2014	$11.16626	$12.13594	0
01/01/2015 to 12/31/2015	$12.13594	$12.20120	0
01/01/2016 to 12/31/2016	$12.20120	$12.23479	0
01/01/2017 to 12/31/2017	$12.23479	$12.23747	0
01/01/2018 to 12/31/2018	$12.23747	$12.03194	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99832	$10.42787	13,396
01/01/2013 to 12/31/2013	$10.42787	$9.22138	128,495
01/01/2014 to 12/31/2014	$9.22138	$10.22655	46,482
01/01/2015 to 12/31/2015	$10.22655	$10.34318	0
01/01/2016 to 12/31/2016	$10.34318	$10.38018	0
01/01/2017 to 12/31/2017	$10.38018	$10.39550	0
01/01/2018 to 12/31/2018	$10.39550	$10.20902	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99916	$8.77386	46,817
01/01/2014 to 12/31/2014	$8.77386	$9.90055	33,793
01/01/2015 to 12/31/2015	$9.90055	$10.02641	0
01/01/2016 to 12/31/2016	$10.02641	$10.06185	0
01/01/2017 to 12/31/2017	$10.06185	$10.07539	0
01/01/2018 to 12/31/2018	$10.07539	$9.85690	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99916	$11.33446	17,093
01/01/2015 to 12/31/2015	$11.33446	$11.38443	71,257
01/01/2016 to 12/31/2016	$11.38443	$11.48804	0
01/01/2017 to 12/31/2017	$11.48804	$11.52007	0
01/01/2018 to 12/31/2018	$11.52007	$11.25992	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99916	$9.96547	49,497
01/01/2016 to 12/31/2016	$9.96547	$10.01742	94,451
01/01/2017 to 12/31/2017	$10.01742	$10.10372	68,447
01/01/2018 to 12/31/2018	$10.10372	$9.84517	23,007
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99832	$9.90690	64,890
01/01/2017 to 12/31/2017	$9.90690	$10.01791	39,698
01/01/2018 to 12/31/2018	$10.01791	$9.74007	35,832
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99831	$10.06451	0
01/01/2018 to 12/31/2018	$10.06451	$9.70639	19,179
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99831	$9.68894	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.34781	$9.06844	27,340,546
01/01/2010 to 12/31/2010	$9.06844	$10.12452	33,752,087
01/01/2011 to 12/31/2011	$10.12452	$9.72831	24,195,132
01/01/2012 to 12/31/2012	$9.72831	$10.89425	29,535,991
01/01/2013 to 12/31/2013	$10.89425	$13.16116	31,634,015
01/01/2014 to 12/31/2014	$13.16116	$13.86689	30,824,688
01/01/2015 to 12/31/2015	$13.86689	$13.72816	29,207,041
01/01/2016 to 12/31/2016	$13.72816	$14.44329	27,324,074
01/01/2017 to 12/31/2017	$14.44329	$16.76790	26,296,282
01/01/2018 to 12/31/2018	$16.76790	$15.48404	23,711,849
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99874	$11.67557	42,417
01/01/2014 to 12/31/2014	$11.67557	$13.06215	154,714
01/01/2015 to 12/31/2015	$13.06215	$12.40337	205,123
01/01/2016 to 12/31/2016	$12.40337	$14.03362	241,979
01/01/2017 to 12/31/2017	$14.03362	$16.36332	245,444
01/01/2018 to 12/31/2018	$16.36332	$15.34445	232,682
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$6.11539	$7.94483	402,409
01/01/2010 to 12/31/2010	$7.94483	$10.06834	641,803
01/01/2011 to 12/31/2011	$10.06834	$10.56835	520,567
01/01/2012 to 12/31/2012	$10.56835	$12.00411	627,217
01/01/2013 to 12/31/2013	$12.00411	$12.19121	699,910
01/01/2014 to 12/31/2014	$12.19121	$15.71649	693,429
01/01/2015 to 12/31/2015	$15.71649	$16.22632	630,968
01/01/2016 to 12/31/2016	$16.22632	$16.74855	586,546
01/01/2017 to 12/31/2017	$16.74855	$17.52365	522,678
01/01/2018 to 12/31/2018	$17.52365	$16.43430	383,506
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.26552	$8.86111	8,593,359
01/01/2010 to 12/31/2010	$8.86111	$9.97923	10,586,571
01/01/2011 to 12/31/2011	$9.97923	$9.67928	8,705,424
01/01/2012 to 12/31/2012	$9.67928	$10.54500	9,787,875
01/01/2013 to 12/31/2013	$10.54500	$11.91681	9,855,183
01/01/2014 to 12/31/2014	$11.91681	$12.10476	9,123,895
01/01/2015 to 12/31/2015	$12.10476	$12.03800	8,592,146
01/01/2016 to 12/31/2016	$12.03800	$12.35889	8,029,701
01/01/2017 to 12/31/2017	$12.35889	$14.17547	7,869,037
01/01/2018 to 12/31/2018	$14.17547	$12.87682	6,432,009
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11700	$8.13797	106,511
01/01/2010 to 12/31/2010	$8.13797	$9.63255	192,701
01/01/2011 to 12/31/2011	$9.63255	$9.00776	131,779
01/01/2012 to 12/31/2012	$9.00776	$11.24753	203,005
01/01/2013 to 12/31/2013	$11.24753	$11.55735	249,784
01/01/2014 to 12/31/2014	$11.55735	$12.96554	223,092
01/01/2015 to 12/31/2015	$12.96554	$12.75614	188,450
01/01/2016 to 12/31/2016	$12.75614	$12.67426	174,298
01/01/2017 to 12/31/2017	$12.67426	$13.83990	179,392
01/01/2018 to 12/31/2018	$13.83990	$12.98565	118,692

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.67776	$7.83769	376,536
01/01/2010 to 12/31/2010	$7.83769	$8.71263	432,046
01/01/2011 to 12/31/2011	$8.71263	$8.10638	372,233
01/01/2012 to 12/31/2012	$8.10638	$9.55241	415,561
01/01/2013 to 12/31/2013	$9.55241	$12.56185	692,869
01/01/2014 to 12/31/2014	$12.56185	$13.99459	791,616
01/01/2015 to 12/31/2015	$13.99459	$13.14413	1,192,963
01/01/2016 to 12/31/2016	$13.14413	$14.43781	1,120,293
01/01/2017 to 12/31/2017	$14.43781	$15.60374	1,149,842
01/01/2018 to 12/31/2018	$15.60374	$14.05401	891,769
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.76729	$10.46870	740,477
01/01/2010 to 12/31/2010	$10.46870	$12.35275	763,649
01/01/2011 to 12/31/2011	$12.35275	$11.80230	509,810
01/01/2012 to 12/31/2012	$11.80230	$13.90165	650,563
01/01/2013 to 12/31/2013	$13.90165	$18.09631	743,372
01/01/2014 to 12/31/2014	$18.09631	$19.87432	649,374
01/01/2015 to 12/31/2015	$19.87432	$18.45832	967,034
01/01/2016 to 12/31/2016	$18.45832	$18.47611	869,632
01/01/2017 to 12/31/2017	$18.47611	$23.12400	866,280
01/01/2018 to 12/31/2018	$23.12400	$21.77887	658,174
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.62229	$9.26113	5,204,694
01/01/2010 to 12/31/2010	$9.26113	$10.17744	6,865,530
01/01/2011 to 12/31/2011	$10.17744	$9.97148	6,333,151
01/01/2012 to 12/31/2012	$9.97148	$10.81372	6,886,438
01/01/2013 to 12/31/2013	$10.81372	$11.69444	6,206,864
01/01/2014 to 12/31/2014	$11.69444	$11.98130	5,833,323
01/01/2015 to 12/31/2015	$11.98130	$11.69120	5,069,539
01/01/2016 to 12/31/2016	$11.69120	$12.11823	4,665,033
01/01/2017 to 12/31/2017	$12.11823	$13.39959	4,586,126
01/01/2018 to 12/31/2018	$13.39959	$12.26273	3,432,233
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.64384	$9.54810	263,795
01/01/2010 to 12/31/2010	$9.54810	$11.91907	399,917
01/01/2011 to 12/31/2011	$11.91907	$11.89024	269,954
01/01/2012 to 12/31/2012	$11.89024	$13.54566	414,297
01/01/2013 to 12/31/2013	$13.54566	$18.51615	537,216
01/01/2014 to 12/31/2014	$18.51615	$19.54602	481,476
01/01/2015 to 12/31/2015	$19.54602	$18.19013	443,173
01/01/2016 to 12/31/2016	$18.19013	$22.26808	402,991
01/01/2017 to 12/31/2017	$22.26808	$24.60174	397,985
01/01/2018 to 12/31/2018	$24.60174	$20.81717	321,189
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.65447	$10.51751	2,267,294
01/01/2010 to 12/31/2010	$10.51751	$10.35969	1,594,489
01/01/2011 to 12/31/2011	$10.35969	$10.20379	1,713,284
01/01/2012 to 12/31/2012	$10.20379	$10.04893	2,009,285
01/01/2013 to 12/31/2013	$10.04893	$9.89558	1,446,694
01/01/2014 to 12/31/2014	$9.89558	$9.74467	1,134,125
01/01/2015 to 12/31/2015	$9.74467	$9.59559	1,301,726
01/01/2016 to 12/31/2016	$9.59559	$9.44955	1,769,802
01/01/2017 to 12/31/2017	$9.44955	$9.33737	1,696,536
01/01/2018 to 12/31/2018	$9.33737	$9.31362	1,613,397

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.82524	$10.44540	443,242
01/01/2010 to 12/31/2010	$10.44540	$11.67447	621,288
01/01/2011 to 12/31/2011	$11.67447	$11.86124	552,891
01/01/2012 to 12/31/2012	$11.86124	$13.30052	666,213
01/01/2013 to 12/31/2013	$13.30052	$14.03791	641,129
01/01/2014 to 12/31/2014	$14.03791	$14.17716	596,265
01/01/2015 to 12/31/2015	$14.17716	$13.46328	490,934
01/01/2016 to 12/31/2016	$13.46328	$15.29932	470,206
01/01/2017 to 12/31/2017	$15.29932	$16.19207	469,737
01/01/2018 to 12/31/2018	$16.19207	$15.62687	356,741
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.06725	$7.13569	385,899
01/01/2010 to 12/31/2010	$7.13569	$7.95146	454,900
01/01/2011 to 12/31/2011	$7.95146	$7.50265	399,727
01/01/2012 to 12/31/2012	$7.50265	$8.63555	442,255
01/01/2013 to 12/31/2013	$8.63555	$11.89344	545,331
01/01/2014 to 12/31/2014	$11.89344	$13.32180	695,080
01/01/2015 to 12/31/2015	$13.32180	$12.09053	570,359
01/01/2016 to 12/31/2016	$12.09053	$14.27400	550,037
01/01/2017 to 12/31/2017	$14.27400	$16.75457	548,439
01/01/2018 to 12/31/2018	$16.75457	$14.16266	483,481
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$6.09868	$8.12488	394,964
01/01/2010 to 12/31/2010	$8.12488	$9.16080	470,685
01/01/2011 to 12/31/2011	$9.16080	$7.85528	350,301
01/01/2012 to 12/31/2012	$7.85528	$9.31060	402,788
01/01/2013 to 12/31/2013	$9.31060	$10.91573	412,020
01/01/2014 to 12/31/2014	$10.91573	$10.15523	387,235
01/01/2015 to 12/31/2015	$10.15523	$10.31507	514,447
01/01/2016 to 12/31/2016	$10.31507	$9.77405	388,756
01/01/2017 to 12/31/2017	$9.77405	$13.03507	499,025
01/01/2018 to 12/31/2018	$13.03507	$11.12394	413,809
AST International Value Portfolio
01/01/2009 to 12/31/2009	$6.95843	$8.94211	448,995
01/01/2010 to 12/31/2010	$8.94211	$9.78154	522,920
01/01/2011 to 12/31/2011	$9.78154	$8.42354	424,730
01/01/2012 to 12/31/2012	$8.42354	$9.67819	505,967
01/01/2013 to 12/31/2013	$9.67819	$11.38578	584,736
01/01/2014 to 12/31/2014	$11.38578	$10.46042	562,206
01/01/2015 to 12/31/2015	$10.46042	$10.38491	538,562
01/01/2016 to 12/31/2016	$10.38491	$10.28614	480,313
01/01/2017 to 12/31/2017	$10.28614	$12.44037	480,733
01/01/2018 to 12/31/2018	$12.44037	$10.27276	398,309
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.74503	$11.77700	8,071,944
01/01/2010 to 12/31/2010	$11.77700	$12.85096	4,061,445
01/01/2011 to 12/31/2011	$12.85096	$14.22998	35,214,108
01/01/2012 to 12/31/2012	$14.22998	$15.32995	14,049,180
01/01/2013 to 12/31/2013	$15.32995	$14.61557	5,664,638
01/01/2014 to 12/31/2014	$14.61557	$15.36107	5,518,991
01/01/2015 to 12/31/2015	$15.36107	$15.30408	12,342,018
01/01/2016 to 12/31/2016	$15.30408	$15.70457	13,317,049
01/01/2017 to 12/31/2017	$15.70457	$16.13233	7,598,056
01/01/2018 to 12/31/2018	$16.13233	$15.84235	21,843,528

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.14571	$8.91307	3,437,241
01/01/2010 to 12/31/2010	$8.91307	$9.98987	4,626,865
01/01/2011 to 12/31/2011	$9.98987	$9.78156	3,706,411
01/01/2012 to 12/31/2012	$9.78156	$10.94038	4,483,021
01/01/2013 to 12/31/2013	$10.94038	$12.52756	4,427,165
01/01/2014 to 12/31/2014	$12.52756	$13.12146	4,175,932
01/01/2015 to 12/31/2015	$13.12146	$12.78586	3,981,248
01/01/2016 to 12/31/2016	$12.78586	$13.24789	3,718,145
01/01/2017 to 12/31/2017	$13.24789	$15.25820	3,552,943
01/01/2018 to 12/31/2018	$15.25820	$13.91656	3,057,283
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$6.58885	$8.81640	648,708
01/01/2010 to 12/31/2010	$8.81640	$9.30432	846,204
01/01/2011 to 12/31/2011	$9.30432	$8.32407	668,977
01/01/2012 to 12/31/2012	$8.32407	$9.99280	785,744
01/01/2013 to 12/31/2013	$9.99280	$11.35179	914,979
01/01/2014 to 12/31/2014	$11.35179	$10.46701	939,445
01/01/2015 to 12/31/2015	$10.46701	$10.01918	894,534
01/01/2016 to 12/31/2016	$10.01918	$10.05717	870,426
01/01/2017 to 12/31/2017	$10.05717	$12.83884	965,396
01/01/2018 to 12/31/2018	$12.83884	$10.43331	850,381
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$8.59008	$10.32164	8,909,402
01/01/2010 to 12/31/2010	$10.32164	$10.90809	9,450,984
01/01/2011 to 12/31/2011	$10.90809	$10.76681	8,322,451
01/01/2012 to 12/31/2012	$10.76681	$11.73884	9,071,204
01/01/2013 to 12/31/2013	$11.73884	$12.83500	8,714,928
01/01/2014 to 12/31/2014	$12.83500	$13.32780	8,091,298
01/01/2015 to 12/31/2015	$13.32780	$13.10037	7,411,467
01/01/2016 to 12/31/2016	$13.10037	$13.39595	6,845,442
01/01/2017 to 12/31/2017	$13.39595	$14.79365	6,545,014
01/01/2018 to 12/31/2018	$14.79365	$13.81999	5,194,262
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08412	$10.29227	1,459
01/01/2010 to 12/31/2010	$10.29227	$11.28218	54,941
01/01/2011 to 12/31/2011	$11.28218	$11.18383	83,729
01/01/2012 to 12/31/2012	$11.18383	$12.68552	161,930
01/01/2013 to 12/31/2013	$12.68552	$17.05068	164,359
01/01/2014 to 12/31/2014	$17.05068	$18.38625	230,989
01/01/2015 to 12/31/2015	$18.38625	$20.03101	273,787
01/01/2016 to 12/31/2016	$20.03101	$19.43697	232,626
01/01/2017 to 12/31/2017	$19.43697	$25.99931	233,938
01/01/2018 to 12/31/2018	$25.99931	$25.18781	211,835
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.42308	$8.20734	436,573
01/01/2010 to 12/31/2010	$8.20734	$9.67845	566,960
01/01/2011 to 12/31/2011	$9.67845	$9.44386	454,529
01/01/2012 to 12/31/2012	$9.44386	$10.44016	527,054
01/01/2013 to 12/31/2013	$10.44016	$14.04478	522,924
01/01/2014 to 12/31/2014	$14.04478	$15.29509	1,205,163
01/01/2015 to 12/31/2015	$15.29509	$16.57858	1,045,729
01/01/2016 to 12/31/2016	$16.57858	$17.23638	1,031,023
01/01/2017 to 12/31/2017	$17.23638	$22.57358	927,287
01/01/2018 to 12/31/2018	$22.57358	$21.62967	727,156

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$7.78320	$10.07929	304,375
01/01/2010 to 12/31/2010	$10.07929	$11.12120	379,744
01/01/2011 to 12/31/2011	$11.12120	$10.60861	353,785
01/01/2012 to 12/31/2012	$10.60861	$12.85735	428,605
01/01/2013 to 12/31/2013	$12.85735	$16.15990	664,124
01/01/2014 to 12/31/2014	$16.15990	$16.49088	688,859
01/01/2015 to 12/31/2015	$16.49088	$16.00119	658,046
01/01/2016 to 12/31/2016	$16.00119	$16.87807	689,158
01/01/2017 to 12/31/2017	$16.87807	$20.58367	643,962
01/01/2018 to 12/31/2018	$20.58367	$18.33161	541,562
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$7.38927	$9.04493	149,026
01/01/2010 to 12/31/2010	$9.04493	$10.04560	163,547
01/01/2011 to 12/31/2011	$10.04560	$9.83366	169,713
01/01/2012 to 12/31/2012	$9.83366	$11.33774	215,576
01/01/2013 to 12/31/2013	$11.33774	$15.26288	239,227
01/01/2014 to 12/31/2014	$15.26288	$16.33895	277,099
01/01/2015 to 12/31/2015	$16.33895	$17.25257	229,344
01/01/2016 to 12/31/2016	$17.25257	$17.31446	240,017
01/01/2017 to 12/31/2017	$17.31446	$22.28686	226,823
01/01/2018 to 12/31/2018	$22.28686	$22.41665	210,064
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99874	$10.20155	7,668
01/01/2013 to 12/31/2013	$10.20155	$13.51211	53,246
01/01/2014 to 12/31/2014	$13.51211	$14.66544	97,276
01/01/2015 to 12/31/2015	$14.66544	$14.33715	143,812
01/01/2016 to 12/31/2016	$14.33715	$16.01711	224,963
01/01/2017 to 12/31/2017	$16.01711	$18.50834	259,320
01/01/2018 to 12/31/2018	$18.50834	$16.37450	227,604
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.87444	$8.13599	582,751
01/01/2010 to 12/31/2010	$8.13599	$9.88948	766,853
01/01/2011 to 12/31/2011	$9.88948	$9.49682	526,809
01/01/2012 to 12/31/2012	$9.49682	$10.95341	556,742
01/01/2013 to 12/31/2013	$10.95341	$15.31735	793,701
01/01/2014 to 12/31/2014	$15.31735	$17.23301	847,404
01/01/2015 to 12/31/2015	$17.23301	$16.01339	680,597
01/01/2016 to 12/31/2016	$16.01339	$18.64422	700,380
01/01/2017 to 12/31/2017	$18.64422	$20.89208	682,934
01/01/2018 to 12/31/2018	$20.89208	$17.18874	542,736
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99874	$10.33248	406,988
01/01/2013 to 12/31/2013	$10.33248	$12.09919	416,680
01/01/2014 to 12/31/2014	$12.09919	$12.52682	433,716
01/01/2015 to 12/31/2015	$12.52682	$12.18243	380,597
01/01/2016 to 12/31/2016	$12.18243	$12.51537	374,943
01/01/2017 to 12/31/2017	$12.51537	$14.35749	400,778
01/01/2018 to 12/31/2018	$14.35749	$12.96732	359,715

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57715	$9.14495	1,041,944
01/01/2010 to 12/31/2010	$9.14495	$11.01080	1,678,816
01/01/2011 to 12/31/2011	$11.01080	$8.64490	876,131
01/01/2012 to 12/31/2012	$8.64490	$10.03905	1,051,434
01/01/2013 to 12/31/2013	$10.03905	$9.90790	1,064,600
01/01/2014 to 12/31/2014	$9.90790	$9.29973	975,804
01/01/2015 to 12/31/2015	$9.29973	$7.62587	820,426
01/01/2016 to 12/31/2016	$7.62587	$8.43791	863,521
01/01/2017 to 12/31/2017	$8.43791	$10.50120	987,080
01/01/2018 to 12/31/2018	$10.50120	$8.88760	789,527
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.84892	$10.45993	16,267,702
01/01/2010 to 12/31/2010	$10.45993	$11.38917	20,251,502
01/01/2011 to 12/31/2011	$11.38917	$11.32728	19,218,290
01/01/2012 to 12/31/2012	$11.32728	$12.31131	20,048,396
01/01/2013 to 12/31/2013	$12.31131	$13.24018	18,545,584
01/01/2014 to 12/31/2014	$13.24018	$13.79108	17,023,493
01/01/2015 to 12/31/2015	$13.79108	$13.60014	15,655,962
01/01/2016 to 12/31/2016	$13.60014	$14.13295	14,769,599
01/01/2017 to 12/31/2017	$14.13295	$15.32763	13,845,307
01/01/2018 to 12/31/2018	$15.32763	$14.66377	11,925,004
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01866	$10.07285	6,679
01/01/2012 to 12/31/2012	$10.07285	$10.62414	160,252
01/01/2013 to 12/31/2013	$10.62414	$10.21994	203,334
01/01/2014 to 12/31/2014	$10.21994	$10.67386	349,832
01/01/2015 to 12/31/2015	$10.67386	$10.48277	375,928
01/01/2016 to 12/31/2016	$10.48277	$10.75767	493,377
01/01/2017 to 12/31/2017	$10.75767	$11.19474	557,362
01/01/2018 to 12/31/2018	$11.19474	$10.93339	500,410
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.60696	$8.19609	12,858,817
01/01/2010 to 12/31/2010	$8.19609	$9.60610	16,273,232
01/01/2011 to 12/31/2011	$9.60610	$8.87180	11,140,097
01/01/2012 to 12/31/2012	$8.87180	$9.86507	14,706,594
01/01/2013 to 12/31/2013	$9.86507	$11.36842	15,036,493
01/01/2014 to 12/31/2014	$11.36842	$12.22460	14,721,310
01/01/2015 to 12/31/2015	$12.22460	$11.96425	20,398,518
01/01/2016 to 12/31/2016	$11.96425	$12.97122	18,947,306
01/01/2017 to 12/31/2017	$12.97122	$14.82992	30,551,634
01/01/2018 to 12/31/2018	$14.82992	$13.49310	24,536,523
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99874	$11.68682	0
01/01/2014 to 12/31/2014	$11.68682	$13.26253	1,301
01/01/2015 to 12/31/2015	$13.26253	$13.26158	1,301
01/01/2016 to 12/31/2016	$13.26158	$14.47726	1,300
01/01/2017 to 12/31/2017	$14.47726	$17.30945	770
01/01/2018 to 12/31/2018	$17.30945	$15.82488	2,561

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$6.51497	$7.81555	236,297
01/01/2010 to 12/31/2010	$7.81555	$8.85453	252,083
01/01/2011 to 12/31/2011	$8.85453	$9.02103	234,580
01/01/2012 to 12/31/2012	$9.02103	$10.55351	307,625
01/01/2013 to 12/31/2013	$10.55351	$13.76244	319,622
01/01/2014 to 12/31/2014	$13.76244	$15.88513	497,560
01/01/2015 to 12/31/2015	$15.88513	$16.12431	499,175
01/01/2016 to 12/31/2016	$16.12431	$18.23604	489,782
01/01/2017 to 12/31/2017	$18.23604	$21.95436	451,114
01/01/2018 to 12/31/2018	$21.95436	$19.84111	358,303
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99874	$8.90747	0
01/01/2012 to 12/31/2012	$8.90747	$9.92541	138
01/01/2013 to 12/31/2013	$9.92541	$11.96308	5,599
01/01/2014 to 12/31/2014	$11.96308	$12.54626	19,705
01/01/2015 to 12/31/2015	$12.54626	$12.37340	9,462
01/01/2016 to 12/31/2016	$12.37340	$12.95535	46,607
01/01/2017 to 12/31/2017	$12.95535	$15.07870	46,749
01/01/2018 to 12/31/2018	$15.07870	$13.87807	48,035
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.35283	$8.93400	6,054,382
01/01/2010 to 12/31/2010	$8.93400	$9.84613	8,324,552
01/01/2011 to 12/31/2011	$9.84613	$9.51998	7,450,224
01/01/2012 to 12/31/2012	$9.51998	$10.33838	8,210,358
01/01/2013 to 12/31/2013	$10.33838	$11.44699	7,740,553
01/01/2014 to 12/31/2014	$11.44699	$11.85150	7,299,037
01/01/2015 to 12/31/2015	$11.85150	$11.65125	7,261,667
01/01/2016 to 12/31/2016	$11.65125	$12.02616	6,512,870
01/01/2017 to 12/31/2017	$12.02616	$13.76541	6,522,304
01/01/2018 to 12/31/2018	$13.76541	$12.48297	5,193,677
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$6.00326	$7.84248	315,327
01/01/2010 to 12/31/2010	$7.84248	$10.23628	396,390
01/01/2011 to 12/31/2011	$10.23628	$8.75847	436,732
01/01/2012 to 12/31/2012	$8.75847	$10.35593	494,394
01/01/2013 to 12/31/2013	$10.35593	$14.35979	476,575
01/01/2014 to 12/31/2014	$14.35979	$14.83925	503,409
01/01/2015 to 12/31/2015	$14.83925	$14.80787	437,775
01/01/2016 to 12/31/2016	$14.80787	$15.70503	368,626
01/01/2017 to 12/31/2017	$15.70503	$19.74839	383,798
01/01/2018 to 12/31/2018	$19.74839	$17.33672	304,379
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.70061	$8.83559	185,740
01/01/2010 to 12/31/2010	$8.83559	$11.86932	315,242
01/01/2011 to 12/31/2011	$11.86932	$11.57388	281,553
01/01/2012 to 12/31/2012	$11.57388	$12.78458	341,947
01/01/2013 to 12/31/2013	$12.78458	$17.01765	389,163
01/01/2014 to 12/31/2014	$17.01765	$17.39792	340,049
01/01/2015 to 12/31/2015	$17.39792	$17.26689	350,654
01/01/2016 to 12/31/2016	$17.26689	$19.05732	315,089
01/01/2017 to 12/31/2017	$19.05732	$23.25550	348,542
01/01/2018 to 12/31/2018	$23.25550	$20.97418	309,837

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.73606	$8.42432	409,674
01/01/2010 to 12/31/2010	$8.42432	$10.45223	478,873
01/01/2011 to 12/31/2011	$10.45223	$9.67773	389,214
01/01/2012 to 12/31/2012	$9.67773	$11.26057	388,934
01/01/2013 to 12/31/2013	$11.26057	$15.23609	407,998
01/01/2014 to 12/31/2014	$15.23609	$15.79392	347,568
01/01/2015 to 12/31/2015	$15.79392	$14.88253	311,299
01/01/2016 to 12/31/2016	$14.88253	$18.93584	355,765
01/01/2017 to 12/31/2017	$18.93584	$20.01756	319,393
01/01/2018 to 12/31/2018	$20.01756	$16.34468	260,393
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.12262	$9.92935	9,485,424
01/01/2010 to 12/31/2010	$9.92935	$10.90571	12,526,458
01/01/2011 to 12/31/2011	$10.90571	$10.95260	11,437,020
01/01/2012 to 12/31/2012	$10.95260	$12.24090	13,385,369
01/01/2013 to 12/31/2013	$12.24090	$14.08325	13,770,936
01/01/2014 to 12/31/2014	$14.08325	$14.68366	13,547,138
01/01/2015 to 12/31/2015	$14.68366	$14.46568	15,045,539
01/01/2016 to 12/31/2016	$14.46568	$15.31996	14,405,378
01/01/2017 to 12/31/2017	$15.31996	$17.41115	13,698,654
01/01/2018 to 12/31/2018	$17.41115	$16.23074	11,756,579
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.53413	$9.86862	558,526
01/01/2010 to 12/31/2010	$9.86862	$11.25440	802,365
01/01/2011 to 12/31/2011	$11.25440	$10.89495	646,172
01/01/2012 to 12/31/2012	$10.89495	$12.61485	861,455
01/01/2013 to 12/31/2013	$12.61485	$17.89146	1,061,446
01/01/2014 to 12/31/2014	$17.89146	$19.08873	1,065,230
01/01/2015 to 12/31/2015	$19.08873	$20.59874	944,301
01/01/2016 to 12/31/2016	$20.59874	$20.83233	885,781
01/01/2017 to 12/31/2017	$20.83233	$28.28748	838,818
01/01/2018 to 12/31/2018	$28.28748	$28.93028	894,814
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.78317	$7.89930	289,901
01/01/2010 to 12/31/2010	$7.89930	$8.74662	287,988
01/01/2011 to 12/31/2011	$8.74662	$8.57090	432,406
01/01/2012 to 12/31/2012	$8.57090	$9.57090	503,600
01/01/2013 to 12/31/2013	$9.57090	$12.68859	616,249
01/01/2014 to 12/31/2014	$12.68859	$12.68959	503,527
01/01/2015 to 12/31/2015	$12.68959	$11.73818	399,091
01/01/2016 to 12/31/2016	$11.73818	$12.26777	289,868
01/01/2017 to 12/31/2017	$12.26777	$14.08072	322,409
01/01/2018 to 12/31/2018	$14.08072	$12.51828	241,190
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$6.70277	$9.85783	2,292,411
01/01/2010 to 12/31/2010	$9.85783	$11.69296	2,773,962
01/01/2011 to 12/31/2011	$11.69296	$9.79692	1,987,127
01/01/2012 to 12/31/2012	$9.79692	$9.99607	2,235,786
01/01/2013 to 12/31/2013	$9.99607	$11.35752	2,023,123
01/01/2014 to 12/31/2014	$11.35752	$10.24897	1,858,962
01/01/2015 to 12/31/2015	$10.24897	$8.14936	1,588,378
01/01/2016 to 12/31/2016	$8.14936	$10.00065	1,623,842
01/01/2017 to 12/31/2017	$10.00065	$10.86342	1,548,342
01/01/2018 to 12/31/2018	$10.86342	$8.91536	1,069,153

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.69133	$11.80367	409,662
01/01/2010 to 12/31/2010	$11.80367	$12.29119	466,177
01/01/2011 to 12/31/2011	$12.29119	$12.60300	430,868
01/01/2012 to 12/31/2012	$12.60300	$13.05891	488,280
01/01/2013 to 12/31/2013	$13.05891	$12.37691	374,762
01/01/2014 to 12/31/2014	$12.37691	$12.25586	344,291
01/01/2015 to 12/31/2015	$12.25586	$11.51141	284,814
01/01/2016 to 12/31/2016	$11.51141	$11.83003	249,909
01/01/2017 to 12/31/2017	$11.83003	$11.88764	249,001
01/01/2018 to 12/31/2018	$11.88764	$11.93928	187,687
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.41960	$8.77984	212,717
01/01/2010 to 12/31/2010	$8.77984	$10.68701	280,877
01/01/2011 to 12/31/2011	$10.68701	$10.16087	207,670
01/01/2012 to 12/31/2012	$10.16087	$11.84769	268,805
01/01/2013 to 12/31/2013	$11.84769	$15.44877	291,476
01/01/2014 to 12/31/2014	$15.44877	$17.49037	312,284
01/01/2015 to 12/31/2015	$17.49037	$16.08516	289,935
01/01/2016 to 12/31/2016	$16.08516	$18.05696	310,465
01/01/2017 to 12/31/2017	$18.05696	$21.07709	280,737
01/01/2018 to 12/31/2018	$21.07709	$17.32388	248,542
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.53179	$8.26091	1,274,354
01/01/2010 to 12/31/2010	$8.26091	$9.32545	1,435,409
01/01/2011 to 12/31/2011	$9.32545	$8.86601	1,575,912
01/01/2012 to 12/31/2012	$8.86601	$9.69157	1,881,604
01/01/2013 to 12/31/2013	$9.69157	$11.50036	2,377,900
01/01/2014 to 12/31/2014	$11.50036	$11.94816	2,588,916
01/01/2015 to 12/31/2015	$11.94816	$11.69128	2,153,350
01/01/2016 to 12/31/2016	$11.69128	$12.26432	1,968,896
01/01/2017 to 12/31/2017	$12.26432	$13.71941	1,991,275
01/01/2018 to 12/31/2018	$13.71941	$12.83381	1,665,257
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.31646	$10.24119	940,945
01/01/2010 to 12/31/2010	$10.24119	$10.87128	1,513,592
01/01/2011 to 12/31/2011	$10.87128	$11.35046	1,420,753
01/01/2012 to 12/31/2012	$11.35046	$12.05471	1,754,893
01/01/2013 to 12/31/2013	$12.05471	$11.69345	1,571,750
01/01/2014 to 12/31/2014	$11.69345	$12.34370	1,915,721
01/01/2015 to 12/31/2015	$12.34370	$12.30568	1,848,012
01/01/2016 to 12/31/2016	$12.30568	$12.74227	1,910,212
01/01/2017 to 12/31/2017	$12.74227	$13.33976	2,197,030
01/01/2018 to 12/31/2018	$13.33976	$12.83769	2,551,562
*Denotes the start date of these sub-accounts

PREMIER Bb SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Spousal Lifetime Five Income Benefit Only (1.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.89756	$8.43431	0
01/01/2010 to 12/31/2010	$8.43431	$9.28559	0
01/01/2011 to 12/31/2011	$9.28559	$8.88786	0
01/01/2012 to 12/31/2012	$8.88786	$9.83730	0
01/01/2013 to 12/31/2013	$9.83730	$10.63756	0
01/01/2014 to 12/31/2014	$10.63756	$10.85916	0
01/01/2015 to 12/31/2015	$10.85916	$10.33395	0
01/01/2016 to 12/31/2016	$10.33395	$10.80541	0
01/01/2017 to 12/31/2017	$10.80541	$11.96245	0
01/01/2018 to 12/31/2018	$11.96245	$10.80458	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.17072	$8.89825	0
01/01/2010 to 12/31/2010	$8.89825	$9.94879	0
01/01/2011 to 12/31/2011	$9.94879	$9.79374	0
01/01/2012 to 12/31/2012	$9.79374	$10.94420	0
01/01/2013 to 12/31/2013	$10.94420	$12.54317	0
01/01/2014 to 12/31/2014	$12.54317	$13.08681	0
01/01/2015 to 12/31/2015	$13.08681	$12.97132	0
01/01/2016 to 12/31/2016	$12.97132	$13.66136	0
01/01/2017 to 12/31/2017	$13.66136	$15.70743	0
01/01/2018 to 12/31/2018	$15.70743	$14.53441	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.23252	$8.76833	0
01/01/2010 to 12/31/2010	$8.76833	$9.68344	0
01/01/2011 to 12/31/2011	$9.68344	$9.40606	0
01/01/2012 to 12/31/2012	$9.40606	$10.40240	0
01/01/2013 to 12/31/2013	$10.40240	$12.03359	0
01/01/2014 to 12/31/2014	$12.03359	$12.60406	0
01/01/2015 to 12/31/2015	$12.60406	$12.45241	0
01/01/2016 to 12/31/2016	$12.45241	$13.01579	0
01/01/2017 to 12/31/2017	$13.01579	$14.70657	0
01/01/2018 to 12/31/2018	$14.70657	$13.74592	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99861	$9.16560	0
01/01/2012 to 12/31/2012	$9.16560	$10.08421	0
01/01/2013 to 12/31/2013	$10.08421	$10.99181	0
01/01/2014 to 12/31/2014	$10.99181	$11.33715	0
01/01/2015 to 12/31/2015	$11.33715	$10.81321	0
01/01/2016 to 12/31/2016	$10.81321	$11.37289	0
01/01/2017 to 12/31/2017	$11.37289	$12.59363	0
01/01/2018 to 12/31/2018	$12.59363	$11.72838	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.23824	$11.09694	0
01/01/2010 to 12/31/2010	$11.09694	$11.33686	0
01/01/2011 to 12/31/2011	$11.33686	$11.39825	0
01/01/2012 to 12/31/2012	$11.39825	$11.73361	0
01/01/2013 to 12/31/2013	$11.73361	$11.28659	0
01/01/2014 to 12/31/2014	$11.28659	$11.08721	0
01/01/2015 to 12/31/2015	$11.08721	$10.95461	0
01/01/2016 to 12/31/2016	$10.95461	$10.94783	0
01/01/2017 to 12/31/2017	$10.94783	$10.94850	0
01/01/2018 to 12/31/2018	$10.94850	$10.84485	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.07735	$11.54657	0
01/01/2010 to 12/31/2010	$11.54657	$12.22988	0
01/01/2011 to 12/31/2011	$12.22988	$12.40784	0
01/01/2012 to 12/31/2012	$12.40784	$13.33751	0
01/01/2013 to 12/31/2013	$13.33751	$12.87363	0
01/01/2014 to 12/31/2014	$12.87363	$13.19400	0
01/01/2015 to 12/31/2015	$13.19400	$12.69998	0
01/01/2016 to 12/31/2016	$12.69998	$13.01607	0
01/01/2017 to 12/31/2017	$13.01607	$13.35728	0
01/01/2018 to 12/31/2018	$13.35728	$13.04609	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.57609	$8.10403	0
01/01/2010 to 12/31/2010	$8.10403	$9.03449	0
01/01/2011 to 12/31/2011	$9.03449	$8.66809	0
01/01/2012 to 12/31/2012	$8.66809	$9.69263	0
01/01/2013 to 12/31/2013	$9.69263	$11.69214	0
01/01/2014 to 12/31/2014	$11.69214	$12.30089	0
01/01/2015 to 12/31/2015	$12.30089	$12.15975	0
01/01/2016 to 12/31/2016	$12.15975	$12.77427	0
01/01/2017 to 12/31/2017	$12.77427	$14.80849	0
01/01/2018 to 12/31/2018	$14.80849	$13.65432	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99861	$11.66079	0
01/01/2014 to 12/31/2014	$11.66079	$13.02627	0
01/01/2015 to 12/31/2015	$13.02627	$12.35108	0
01/01/2016 to 12/31/2016	$12.35108	$13.95395	0
01/01/2017 to 12/31/2017	$13.95395	$16.24655	0
01/01/2018 to 12/31/2018	$16.24655	$15.21227	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.62898	$7.30200	0
01/01/2010 to 12/31/2010	$7.30200	$9.24005	0
01/01/2011 to 12/31/2011	$9.24005	$9.68459	0
01/01/2012 to 12/31/2012	$9.68459	$10.98399	0
01/01/2013 to 12/31/2013	$10.98399	$11.13873	0
01/01/2014 to 12/31/2014	$11.13873	$14.33847	0
01/01/2015 to 12/31/2015	$14.33847	$14.78173	0
01/01/2016 to 12/31/2016	$14.78173	$15.23503	0
01/01/2017 to 12/31/2017	$15.23503	$15.91667	0
01/01/2018 to 12/31/2018	$15.91667	$14.90504	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.55614	$7.98422	0
01/01/2010 to 12/31/2010	$7.98422	$8.97842	0
01/01/2011 to 12/31/2011	$8.97842	$8.69570	0
01/01/2012 to 12/31/2012	$8.69570	$9.45949	0
01/01/2013 to 12/31/2013	$9.45949	$10.67439	0
01/01/2014 to 12/31/2014	$10.67439	$10.82665	0
01/01/2015 to 12/31/2015	$10.82665	$10.75115	0
01/01/2016 to 12/31/2016	$10.75115	$11.02149	0
01/01/2017 to 12/31/2017	$11.02149	$12.62295	0
01/01/2018 to 12/31/2018	$12.62295	$11.44956	0
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11293	$8.12045	0
01/01/2010 to 12/31/2010	$8.12045	$9.59760	0
01/01/2011 to 12/31/2011	$9.59760	$8.96179	0
01/01/2012 to 12/31/2012	$8.96179	$11.17374	0
01/01/2013 to 12/31/2013	$11.17374	$11.46461	0
01/01/2014 to 12/31/2014	$11.46461	$12.84252	0
01/01/2015 to 12/31/2015	$12.84252	$12.61649	0
01/01/2016 to 12/31/2016	$12.61649	$12.51714	0
01/01/2017 to 12/31/2017	$12.51714	$13.64839	0
01/01/2018 to 12/31/2018	$13.64839	$12.78705	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.83767	$6.84158	0
01/01/2010 to 12/31/2010	$6.84158	$7.59413	0
01/01/2011 to 12/31/2011	$7.59413	$7.05525	0
01/01/2012 to 12/31/2012	$7.05525	$8.30148	0
01/01/2013 to 12/31/2013	$8.30148	$10.90077	0
01/01/2014 to 12/31/2014	$10.90077	$12.12617	0
01/01/2015 to 12/31/2015	$12.12617	$11.37246	0
01/01/2016 to 12/31/2016	$11.37246	$12.47345	0
01/01/2017 to 12/31/2017	$12.47345	$13.46102	0
01/01/2018 to 12/31/2018	$13.46102	$12.10617	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.94093	$9.17698	0
01/01/2010 to 12/31/2010	$9.17698	$10.81269	0
01/01/2011 to 12/31/2011	$10.81269	$10.31558	0
01/01/2012 to 12/31/2012	$10.31558	$12.13239	0
01/01/2013 to 12/31/2013	$12.13239	$15.77000	0
01/01/2014 to 12/31/2014	$15.77000	$17.29392	0
01/01/2015 to 12/31/2015	$17.29392	$16.03800	0
01/01/2016 to 12/31/2016	$16.03800	$16.02974	0
01/01/2017 to 12/31/2017	$16.02974	$20.03275	0
01/01/2018 to 12/31/2018	$20.03275	$18.83952	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.61467	$9.23814	0
01/01/2010 to 12/31/2010	$9.23814	$10.13722	0
01/01/2011 to 12/31/2011	$10.13722	$9.91746	0
01/01/2012 to 12/31/2012	$9.91746	$10.73925	0
01/01/2013 to 12/31/2013	$10.73925	$11.59683	0
01/01/2014 to 12/31/2014	$11.59683	$11.86386	0
01/01/2015 to 12/31/2015	$11.86386	$11.55944	0
01/01/2016 to 12/31/2016	$11.55944	$11.96408	0
01/01/2017 to 12/31/2017	$11.96408	$13.20961	0
01/01/2018 to 12/31/2018	$13.20961	$12.07089	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.63876	$9.52759	0
01/01/2010 to 12/31/2010	$9.52759	$11.87597	0
01/01/2011 to 12/31/2011	$11.87597	$11.82991	0
01/01/2012 to 12/31/2012	$11.82991	$13.45707	0
01/01/2013 to 12/31/2013	$13.45707	$18.36795	0
01/01/2014 to 12/31/2014	$18.36795	$19.36098	0
01/01/2015 to 12/31/2015	$19.36098	$17.99132	0
01/01/2016 to 12/31/2016	$17.99132	$21.99230	0
01/01/2017 to 12/31/2017	$21.99230	$24.26132	0
01/01/2018 to 12/31/2018	$24.26132	$20.49857	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.17767	$10.03209	0
01/01/2010 to 12/31/2010	$10.03209	$9.86698	0
01/01/2011 to 12/31/2011	$9.86698	$9.70434	0
01/01/2012 to 12/31/2012	$9.70434	$9.54272	0
01/01/2013 to 12/31/2013	$9.54272	$9.38307	0
01/01/2014 to 12/31/2014	$9.38307	$9.22618	0
01/01/2015 to 12/31/2015	$9.22618	$9.07218	0
01/01/2016 to 12/31/2016	$9.07218	$8.92098	0
01/01/2017 to 12/31/2017	$8.92098	$8.80218	0
01/01/2018 to 12/31/2018	$8.80218	$8.76675	0
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.46065	$9.94415	0
01/01/2010 to 12/31/2010	$9.94415	$11.09791	0
01/01/2011 to 12/31/2011	$11.09791	$11.25890	0
01/01/2012 to 12/31/2012	$11.25890	$12.60640	0
01/01/2013 to 12/31/2013	$12.60640	$13.28567	0
01/01/2014 to 12/31/2014	$13.28567	$13.39765	0
01/01/2015 to 12/31/2015	$13.39765	$12.70415	0
01/01/2016 to 12/31/2016	$12.70415	$14.41553	0
01/01/2017 to 12/31/2017	$14.41553	$15.23432	0
01/01/2018 to 12/31/2018	$15.23432	$14.68073	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.47387	$6.42843	0
01/01/2010 to 12/31/2010	$6.42843	$7.15276	0
01/01/2011 to 12/31/2011	$7.15276	$6.73906	0
01/01/2012 to 12/31/2012	$6.73906	$7.74523	0
01/01/2013 to 12/31/2013	$7.74523	$10.65154	0
01/01/2014 to 12/31/2014	$10.65154	$11.91326	0
01/01/2015 to 12/31/2015	$11.91326	$10.79624	0
01/01/2016 to 12/31/2016	$10.79624	$12.72729	0
01/01/2017 to 12/31/2017	$12.72729	$14.91707	0
01/01/2018 to 12/31/2018	$14.91707	$12.59077	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.32347	$7.08178	0
01/01/2010 to 12/31/2010	$7.08178	$7.97297	0
01/01/2011 to 12/31/2011	$7.97297	$6.82656	0
01/01/2012 to 12/31/2012	$6.82656	$8.07933	0
01/01/2013 to 12/31/2013	$8.07933	$9.45814	0
01/01/2014 to 12/31/2014	$9.45814	$8.78624	0
01/01/2015 to 12/31/2015	$8.78624	$8.91132	0
01/01/2016 to 12/31/2016	$8.91132	$8.43161	0
01/01/2017 to 12/31/2017	$8.43161	$11.22817	0
01/01/2018 to 12/31/2018	$11.22817	$9.56782	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.65719	$7.25920	0
01/01/2010 to 12/31/2010	$7.25920	$7.92905	0
01/01/2011 to 12/31/2011	$7.92905	$6.81816	0
01/01/2012 to 12/31/2012	$6.81816	$7.82202	0
01/01/2013 to 12/31/2013	$7.82202	$9.18858	0
01/01/2014 to 12/31/2014	$9.18858	$8.42932	0
01/01/2015 to 12/31/2015	$8.42932	$8.35610	0
01/01/2016 to 12/31/2016	$8.35610	$8.26429	0
01/01/2017 to 12/31/2017	$8.26429	$9.98043	0
01/01/2018 to 12/31/2018	$9.98043	$8.22935	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.13867	$8.89120	0
01/01/2010 to 12/31/2010	$8.89120	$9.95052	0
01/01/2011 to 12/31/2011	$9.95052	$9.72872	0
01/01/2012 to 12/31/2012	$9.72872	$10.86529	0
01/01/2013 to 12/31/2013	$10.86529	$12.42323	0
01/01/2014 to 12/31/2014	$12.42323	$12.99298	0
01/01/2015 to 12/31/2015	$12.99298	$12.64195	0
01/01/2016 to 12/31/2016	$12.64195	$13.07947	0
01/01/2017 to 12/31/2017	$13.07947	$15.04212	0
01/01/2018 to 12/31/2018	$15.04212	$13.69910	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.92957	$7.92252	0
01/01/2010 to 12/31/2010	$7.92252	$8.34866	0
01/01/2011 to 12/31/2011	$8.34866	$7.45810	0
01/01/2012 to 12/31/2012	$7.45810	$8.94008	0
01/01/2013 to 12/31/2013	$8.94008	$10.14092	0
01/01/2014 to 12/31/2014	$10.14092	$9.33668	0
01/01/2015 to 12/31/2015	$9.33668	$8.92408	0
01/01/2016 to 12/31/2016	$8.92408	$8.94474	0
01/01/2017 to 12/31/2017	$8.94474	$11.40189	0
01/01/2018 to 12/31/2018	$11.40189	$9.25187	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.82060	$9.38319	1,318
01/01/2010 to 12/31/2010	$9.38319	$9.90157	1,318
01/01/2011 to 12/31/2011	$9.90157	$9.75906	1,317
01/01/2012 to 12/31/2012	$9.75906	$10.62428	1,316
01/01/2013 to 12/31/2013	$10.62428	$11.59927	1,315
01/01/2014 to 12/31/2014	$11.59927	$12.02685	1,315
01/01/2015 to 12/31/2015	$12.02685	$11.80418	1,314
01/01/2016 to 12/31/2016	$11.80418	$12.05277	1,314
01/01/2017 to 12/31/2017	$12.05277	$13.29089	1,313
01/01/2018 to 12/31/2018	$13.29089	$12.39763	1,313
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08400	$10.29031	0
01/01/2010 to 12/31/2010	$10.29031	$11.26343	0
01/01/2011 to 12/31/2011	$11.26343	$11.14873	0
01/01/2012 to 12/31/2012	$11.14873	$12.62690	0
01/01/2013 to 12/31/2013	$12.62690	$16.94692	0
01/01/2014 to 12/31/2014	$16.94692	$18.24738	0
01/01/2015 to 12/31/2015	$18.24738	$19.85042	0
01/01/2016 to 12/31/2016	$19.85042	$19.23341	0
01/01/2017 to 12/31/2017	$19.23341	$25.68918	0
01/01/2018 to 12/31/2018	$25.68918	$24.85047	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.88400	$7.50737	0
01/01/2010 to 12/31/2010	$7.50737	$8.83994	0
01/01/2011 to 12/31/2011	$8.83994	$8.61297	0
01/01/2012 to 12/31/2012	$8.61297	$9.50769	0
01/01/2013 to 12/31/2013	$9.50769	$12.77151	0
01/01/2014 to 12/31/2014	$12.77151	$13.88802	0
01/01/2015 to 12/31/2015	$13.88802	$15.03125	0
01/01/2016 to 12/31/2016	$15.03125	$15.60470	0
01/01/2017 to 12/31/2017	$15.60470	$20.40665	0
01/01/2018 to 12/31/2018	$20.40665	$19.52440	0
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.67246	$8.62801	0
01/01/2010 to 12/31/2010	$8.62801	$9.50583	0
01/01/2011 to 12/31/2011	$9.50583	$9.05443	0
01/01/2012 to 12/31/2012	$9.05443	$10.95749	0
01/01/2013 to 12/31/2013	$10.95749	$13.75186	0
01/01/2014 to 12/31/2014	$13.75186	$14.01289	0
01/01/2015 to 12/31/2015	$14.01289	$13.57675	0
01/01/2016 to 12/31/2016	$13.57675	$14.29970	0
01/01/2017 to 12/31/2017	$14.29970	$17.41354	0
01/01/2018 to 12/31/2018	$17.41354	$15.48532	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.65333	$8.13214	0
01/01/2010 to 12/31/2010	$8.13214	$9.01845	0
01/01/2011 to 12/31/2011	$9.01845	$8.81514	0
01/01/2012 to 12/31/2012	$8.81514	$10.14839	0
01/01/2013 to 12/31/2013	$10.14839	$13.64166	0
01/01/2014 to 12/31/2014	$13.64166	$14.58198	0
01/01/2015 to 12/31/2015	$14.58198	$15.37475	0
01/01/2016 to 12/31/2016	$15.37475	$15.40726	0
01/01/2017 to 12/31/2017	$15.40726	$19.80274	0
01/01/2018 to 12/31/2018	$19.80274	$19.88855	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99862	$10.19600	0
01/01/2013 to 12/31/2013	$10.19600	$13.48485	0
01/01/2014 to 12/31/2014	$13.48485	$14.61431	0
01/01/2015 to 12/31/2015	$14.61431	$14.26604	0
01/01/2016 to 12/31/2016	$14.26604	$15.91409	0
01/01/2017 to 12/31/2017	$15.91409	$18.36222	0
01/01/2018 to 12/31/2018	$18.36222	$16.22108	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.73576	$7.93225	0
01/01/2010 to 12/31/2010	$7.93225	$9.62757	0
01/01/2011 to 12/31/2011	$9.62757	$9.23167	0
01/01/2012 to 12/31/2012	$9.23167	$10.63186	0
01/01/2013 to 12/31/2013	$10.63186	$14.84570	0
01/01/2014 to 12/31/2014	$14.84570	$16.67777	0
01/01/2015 to 12/31/2015	$16.67777	$15.47455	0
01/01/2016 to 12/31/2016	$15.47455	$17.99035	0
01/01/2017 to 12/31/2017	$17.99035	$20.12986	0
01/01/2018 to 12/31/2018	$20.12986	$16.53709	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99862	$10.32216	0
01/01/2013 to 12/31/2013	$10.32216	$12.06936	0
01/01/2014 to 12/31/2014	$12.06936	$12.47735	0
01/01/2015 to 12/31/2015	$12.47735	$12.11638	0
01/01/2016 to 12/31/2016	$12.11638	$12.42920	0
01/01/2017 to 12/31/2017	$12.42920	$14.23773	0
01/01/2018 to 12/31/2018	$14.23773	$12.84005	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57335	$9.12527	0
01/01/2010 to 12/31/2010	$9.12527	$10.97104	0
01/01/2011 to 12/31/2011	$10.97104	$8.60101	0
01/01/2012 to 12/31/2012	$8.60101	$9.97337	0
01/01/2013 to 12/31/2013	$9.97337	$9.82853	0
01/01/2014 to 12/31/2014	$9.82853	$9.21164	0
01/01/2015 to 12/31/2015	$9.21164	$7.54254	0
01/01/2016 to 12/31/2016	$7.54254	$8.33354	0
01/01/2017 to 12/31/2017	$8.33354	$10.35602	0
01/01/2018 to 12/31/2018	$10.35602	$8.75170	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.20346	$9.68266	0
01/01/2010 to 12/31/2010	$9.68266	$10.52738	0
01/01/2011 to 12/31/2011	$10.52738	$10.45482	0
01/01/2012 to 12/31/2012	$10.45482	$11.34635	0
01/01/2013 to 12/31/2013	$11.34635	$12.18450	0
01/01/2014 to 12/31/2014	$12.18450	$12.67277	0
01/01/2015 to 12/31/2015	$12.67277	$12.47882	0
01/01/2016 to 12/31/2016	$12.47882	$12.94862	0
01/01/2017 to 12/31/2017	$12.94862	$14.02258	0
01/01/2018 to 12/31/2018	$14.02258	$13.39535	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$5.97509	$7.40130	5,567
01/01/2010 to 12/31/2010	$7.40130	$8.66171	5,564
01/01/2011 to 12/31/2011	$8.66171	$7.98786	5,561
01/01/2012 to 12/31/2012	$7.98786	$8.86900	5,558
01/01/2013 to 12/31/2013	$8.86900	$10.20562	5,555
01/01/2014 to 12/31/2014	$10.20562	$10.95802	5,552
01/01/2015 to 12/31/2015	$10.95802	$10.70877	5,550
01/01/2016 to 12/31/2016	$10.70877	$11.59302	5,547
01/01/2017 to 12/31/2017	$11.59302	$13.23472	5,545
01/01/2018 to 12/31/2018	$13.23472	$12.02392	5,543
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.84646	$7.00319	0
01/01/2010 to 12/31/2010	$7.00319	$7.92253	0
01/01/2011 to 12/31/2011	$7.92253	$8.05960	0
01/01/2012 to 12/31/2012	$8.05960	$9.41497	0
01/01/2013 to 12/31/2013	$9.41497	$12.25979	0
01/01/2014 to 12/31/2014	$12.25979	$14.12993	0
01/01/2015 to 12/31/2015	$14.12993	$14.32160	0
01/01/2016 to 12/31/2016	$14.32160	$16.17349	0
01/01/2017 to 12/31/2017	$16.17349	$19.44266	0
01/01/2018 to 12/31/2018	$19.44266	$17.54510	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99861	$8.89866	0
01/01/2012 to 12/31/2012	$8.89866	$9.90099	0
01/01/2013 to 12/31/2013	$9.90099	$11.91604	0
01/01/2014 to 12/31/2014	$11.91604	$12.47849	0
01/01/2015 to 12/31/2015	$12.47849	$12.28839	0
01/01/2016 to 12/31/2016	$12.28839	$12.84730	0
01/01/2017 to 12/31/2017	$12.84730	$14.93108	0
01/01/2018 to 12/31/2018	$14.93108	$13.72184	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.34558	$8.91204	0
01/01/2010 to 12/31/2010	$8.91204	$9.80747	0
01/01/2011 to 12/31/2011	$9.80747	$9.46863	0
01/01/2012 to 12/31/2012	$9.46863	$10.26743	0
01/01/2013 to 12/31/2013	$10.26743	$11.35166	0
01/01/2014 to 12/31/2014	$11.35166	$11.73555	0
01/01/2015 to 12/31/2015	$11.73555	$11.52021	0
01/01/2016 to 12/31/2016	$11.52021	$11.87342	0
01/01/2017 to 12/31/2017	$11.87342	$13.57066	0
01/01/2018 to 12/31/2018	$13.57066	$12.28817	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.62413	$7.33634	0
01/01/2010 to 12/31/2010	$7.33634	$9.56141	0
01/01/2011 to 12/31/2011	$9.56141	$8.16906	0
01/01/2012 to 12/31/2012	$8.16906	$9.64471	0
01/01/2013 to 12/31/2013	$9.64471	$13.35398	0
01/01/2014 to 12/31/2014	$13.35398	$13.77954	0
01/01/2015 to 12/31/2015	$13.77954	$13.73005	0
01/01/2016 to 12/31/2016	$13.73005	$14.54048	0
01/01/2017 to 12/31/2017	$14.54048	$18.25713	0
01/01/2018 to 12/31/2018	$18.25713	$16.00377	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.36649	$8.38268	0
01/01/2010 to 12/31/2010	$8.38268	$11.24433	0
01/01/2011 to 12/31/2011	$11.24433	$10.94837	0
01/01/2012 to 12/31/2012	$10.94837	$12.07585	0
01/01/2013 to 12/31/2013	$12.07585	$16.05050	0
01/01/2014 to 12/31/2014	$16.05050	$16.38499	0
01/01/2015 to 12/31/2015	$16.38499	$16.23769	0
01/01/2016 to 12/31/2016	$16.23769	$17.89502	0
01/01/2017 to 12/31/2017	$17.89502	$21.80520	0
01/01/2018 to 12/31/2018	$21.80520	$19.63695	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.44885	$8.05322	0
01/01/2010 to 12/31/2010	$8.05322	$9.97697	0
01/01/2011 to 12/31/2011	$9.97697	$9.22409	0
01/01/2012 to 12/31/2012	$9.22409	$10.71679	0
01/01/2013 to 12/31/2013	$10.71679	$14.47891	0
01/01/2014 to 12/31/2014	$14.47891	$14.98685	0
01/01/2015 to 12/31/2015	$14.98685	$14.10124	0
01/01/2016 to 12/31/2016	$14.10124	$17.91543	0
01/01/2017 to 12/31/2017	$17.91543	$18.91092	0
01/01/2018 to 12/31/2018	$18.91092	$15.41823	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.36066	$8.98477	0
01/01/2010 to 12/31/2010	$8.98477	$9.85367	0
01/01/2011 to 12/31/2011	$9.85367	$9.88135	0
01/01/2012 to 12/31/2012	$9.88135	$11.02726	0
01/01/2013 to 12/31/2013	$11.02726	$12.66807	0
01/01/2014 to 12/31/2014	$12.66807	$13.18873	0
01/01/2015 to 12/31/2015	$13.18873	$12.97370	0
01/01/2016 to 12/31/2016	$12.97370	$13.71971	0
01/01/2017 to 12/31/2017	$13.71971	$15.56957	0
01/01/2018 to 12/31/2018	$15.56957	$14.49250	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.84797	$8.81937	0
01/01/2010 to 12/31/2010	$8.81937	$10.04316	0
01/01/2011 to 12/31/2011	$10.04316	$9.70810	0
01/01/2012 to 12/31/2012	$9.70810	$11.22400	0
01/01/2013 to 12/31/2013	$11.22400	$15.89542	0
01/01/2014 to 12/31/2014	$15.89542	$16.93410	0
01/01/2015 to 12/31/2015	$16.93410	$18.24680	0
01/01/2016 to 12/31/2016	$18.24680	$18.42646	0
01/01/2017 to 12/31/2017	$18.42646	$24.98397	0
01/01/2018 to 12/31/2018	$24.98397	$25.51381	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.01200	$6.99095	0
01/01/2010 to 12/31/2010	$6.99095	$7.72945	0
01/01/2011 to 12/31/2011	$7.72945	$7.56305	0
01/01/2012 to 12/31/2012	$7.56305	$8.43308	0
01/01/2013 to 12/31/2013	$8.43308	$11.16367	0
01/01/2014 to 12/31/2014	$11.16367	$11.14810	0
01/01/2015 to 12/31/2015	$11.14810	$10.29701	0
01/01/2016 to 12/31/2016	$10.29701	$10.74574	0
01/01/2017 to 12/31/2017	$10.74574	$12.31561	0
01/01/2018 to 12/31/2018	$12.31561	$10.93288	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.66891	$8.32488	0
01/01/2010 to 12/31/2010	$8.32488	$9.86005	0
01/01/2011 to 12/31/2011	$9.86005	$8.24906	0
01/01/2012 to 12/31/2012	$8.24906	$8.40435	0
01/01/2013 to 12/31/2013	$8.40435	$9.53493	0
01/01/2014 to 12/31/2014	$9.53493	$8.59166	0
01/01/2015 to 12/31/2015	$8.59166	$6.82146	0
01/01/2016 to 12/31/2016	$6.82146	$8.35879	0
01/01/2017 to 12/31/2017	$8.35879	$9.06657	0
01/01/2018 to 12/31/2018	$9.06657	$7.42961	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.11020	$11.14552	0
01/01/2010 to 12/31/2010	$11.14552	$11.58863	0
01/01/2011 to 12/31/2011	$11.58863	$11.86517	0
01/01/2012 to 12/31/2012	$11.86517	$12.27616	0
01/01/2013 to 12/31/2013	$12.27616	$11.61787	0
01/01/2014 to 12/31/2014	$11.61787	$11.48733	0
01/01/2015 to 12/31/2015	$11.48733	$10.77374	0
01/01/2016 to 12/31/2016	$10.77374	$11.05564	0
01/01/2017 to 12/31/2017	$11.05564	$11.09317	0
01/01/2018 to 12/31/2018	$11.09317	$11.12480	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.93190	$8.10076	0
01/01/2010 to 12/31/2010	$8.10076	$9.84588	0
01/01/2011 to 12/31/2011	$9.84588	$9.34739	0
01/01/2012 to 12/31/2012	$9.34739	$10.88306	0
01/01/2013 to 12/31/2013	$10.88306	$14.16999	0
01/01/2014 to 12/31/2014	$14.16999	$16.01880	0
01/01/2015 to 12/31/2015	$16.01880	$14.71012	0
01/01/2016 to 12/31/2016	$14.71012	$16.48901	0
01/01/2017 to 12/31/2017	$16.48901	$19.21864	0
01/01/2018 to 12/31/2018	$19.21864	$15.77295	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.79748	$7.32143	0
01/01/2010 to 12/31/2010	$7.32143	$8.25276	0
01/01/2011 to 12/31/2011	$8.25276	$7.83460	0
01/01/2012 to 12/31/2012	$7.83460	$8.55140	0
01/01/2013 to 12/31/2013	$8.55140	$10.13255	0
01/01/2014 to 12/31/2014	$10.13255	$10.51165	0
01/01/2015 to 12/31/2015	$10.51165	$10.27058	0
01/01/2016 to 12/31/2016	$10.27058	$10.75825	0
01/01/2017 to 12/31/2017	$10.75825	$12.01691	0
01/01/2018 to 12/31/2018	$12.01691	$11.22449	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.30103	$10.20914	0
01/01/2010 to 12/31/2010	$10.20914	$10.82122	0
01/01/2011 to 12/31/2011	$10.82122	$11.28166	0
01/01/2012 to 12/31/2012	$11.28166	$11.96400	0
01/01/2013 to 12/31/2013	$11.96400	$11.58840	0
01/01/2014 to 12/31/2014	$11.58840	$12.21484	0
01/01/2015 to 12/31/2015	$12.21484	$12.15911	0
01/01/2016 to 12/31/2016	$12.15911	$12.57199	0
01/01/2017 to 12/31/2017	$12.57199	$13.14212	0
01/01/2018 to 12/31/2018	$13.14212	$12.62867	0
*Denotes the start date of these sub-accounts

PREMIER Bb SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.58438	$9.26448	5,326,490
01/01/2010 to 12/31/2010	$9.26448	$10.19462	5,089,366
01/01/2011 to 12/31/2011	$10.19462	$9.75312	4,414,821
01/01/2012 to 12/31/2012	$9.75312	$10.78971	4,205,446
01/01/2013 to 12/31/2013	$10.78971	$11.66170	3,885,835
01/01/2014 to 12/31/2014	$11.66170	$11.89871	3,456,020
01/01/2015 to 12/31/2015	$11.89871	$11.31759	2,961,298
01/01/2016 to 12/31/2016	$11.31759	$11.82816	2,648,709
01/01/2017 to 12/31/2017	$11.82816	$13.08827	2,289,070
01/01/2018 to 12/31/2018	$13.08827	$11.81548	1,943,788
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.78881	$9.65571	1,546,021
01/01/2010 to 12/31/2010	$9.65571	$10.79033	1,571,211
01/01/2011 to 12/31/2011	$10.79033	$10.61693	1,431,282
01/01/2012 to 12/31/2012	$10.61693	$11.85825	1,399,765
01/01/2013 to 12/31/2013	$11.85825	$13.58391	1,405,413
01/01/2014 to 12/31/2014	$13.58391	$14.16565	1,329,201
01/01/2015 to 12/31/2015	$14.16565	$14.03379	1,178,125
01/01/2016 to 12/31/2016	$14.03379	$14.77312	1,052,395
01/01/2017 to 12/31/2017	$14.77312	$16.97741	818,631
01/01/2018 to 12/31/2018	$16.97741	$15.70170	687,859
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99857	$11.63159	0
01/01/2014 to 12/31/2014	$11.63159	$12.93693	0
01/01/2015 to 12/31/2015	$12.93693	$12.93406	0
01/01/2016 to 12/31/2016	$12.93406	$14.07266	0
01/01/2017 to 12/31/2017	$14.07266	$16.89288	0
01/01/2018 to 12/31/2018	$16.89288	$15.25031	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.93555	$9.55557	2,782,580
01/01/2010 to 12/31/2010	$9.55557	$10.54773	2,691,285
01/01/2011 to 12/31/2011	$10.54773	$10.24057	2,316,352
01/01/2012 to 12/31/2012	$10.24057	$11.31975	2,212,535
01/01/2013 to 12/31/2013	$11.31975	$13.08835	2,118,897
01/01/2014 to 12/31/2014	$13.08835	$13.70209	1,991,147
01/01/2015 to 12/31/2015	$13.70209	$13.53054	1,759,313
01/01/2016 to 12/31/2016	$13.53054	$14.13578	1,581,543
01/01/2017 to 12/31/2017	$14.13578	$15.96415	1,356,696
01/01/2018 to 12/31/2018	$15.96415	$14.91406	1,063,802
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99857	$9.16255	12,751
01/01/2012 to 12/31/2012	$9.16255	$10.07596	22,426
01/01/2013 to 12/31/2013	$10.07596	$10.97739	22,367
01/01/2014 to 12/31/2014	$10.97739	$11.31669	20,385
01/01/2015 to 12/31/2015	$11.31669	$10.78833	20,068
01/01/2016 to 12/31/2016	$10.78833	$11.34118	18,043
01/01/2017 to 12/31/2017	$11.34118	$12.55240	18,483
01/01/2018 to 12/31/2018	$12.55240	$11.68418	20,536

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$10.92079	$11.48658	3,251
01/01/2010 to 12/31/2010	$11.48658	$11.72926	11,456
01/01/2011 to 12/31/2011	$11.72926	$11.78694	9,762
01/01/2012 to 12/31/2012	$11.78694	$12.12782	10,369
01/01/2013 to 12/31/2013	$12.12782	$11.66008	509
01/01/2014 to 12/31/2014	$11.66008	$11.44852	771
01/01/2015 to 12/31/2015	$11.44852	$11.30598	521
01/01/2016 to 12/31/2016	$11.30598	$11.29361	45
01/01/2017 to 12/31/2017	$11.29361	$11.28886	86
01/01/2018 to 12/31/2018	$11.28886	$11.17638	0
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$10.86732	$12.05880	52,387
01/01/2010 to 12/31/2010	$12.05880	$12.76610	80,428
01/01/2011 to 12/31/2011	$12.76610	$12.94556	46,981
01/01/2012 to 12/31/2012	$12.94556	$13.90862	46,392
01/01/2013 to 12/31/2013	$13.90862	$13.41826	23,193
01/01/2014 to 12/31/2014	$13.41826	$13.74548	32,012
01/01/2015 to 12/31/2015	$13.74548	$13.22431	22,907
01/01/2016 to 12/31/2016	$13.22431	$13.54685	15,803
01/01/2017 to 12/31/2017	$13.54685	$13.89515	21,767
01/01/2018 to 12/31/2018	$13.89515	$13.56477	14,105
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$11.37811	$11.12056	0
01/01/2010 to 12/31/2010	$11.12056	$12.15179	0
01/01/2011 to 12/31/2011	$12.15179	$13.56492	0
01/01/2012 to 12/31/2012	$13.56492	$14.09333	0
01/01/2013 to 12/31/2013	$14.09333	$13.41564	0
01/01/2014 to 12/31/2014	$13.41564	$13.53594	0
01/01/2015 to 12/31/2015	$13.53594	$13.41092	0
01/01/2016 to 12/31/2016	$13.41092	$13.39292	0
01/01/2017 to 12/31/2017	$13.39292	$13.25685	0
01/01/2018 to 12/31/2018	$13.25685	$13.12586	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$11.33898	$10.98780	0
01/01/2010 to 12/31/2010	$10.98780	$12.02578	100
01/01/2011 to 12/31/2011	$12.02578	$13.70693	506
01/01/2012 to 12/31/2012	$13.70693	$14.26024	0
01/01/2013 to 12/31/2013	$14.26024	$13.33784	0
01/01/2014 to 12/31/2014	$13.33784	$13.66734	0
01/01/2015 to 12/31/2015	$13.66734	$13.57611	0
01/01/2016 to 12/31/2016	$13.57611	$13.53613	0
01/01/2017 to 12/31/2017	$13.53613	$13.40522	0
01/01/2018 to 12/31/2018	$13.40522	$13.24779	0
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.37595	$8.79604	0
01/01/2010 to 12/31/2010	$8.79604	$9.66876	58,389
01/01/2011 to 12/31/2011	$9.66876	$11.27734	95
01/01/2012 to 12/31/2012	$11.27734	$11.78346	0
01/01/2013 to 12/31/2013	$11.78346	$10.82629	0
01/01/2014 to 12/31/2014	$10.82629	$11.29551	0
01/01/2015 to 12/31/2015	$11.29551	$11.27065	0
01/01/2016 to 12/31/2016	$11.27065	$11.29383	97
01/01/2017 to 12/31/2017	$11.29383	$11.19829	145
01/01/2018 to 12/31/2018	$11.19829	$11.03709	74

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99810	$11.01729	38,657
01/01/2011 to 12/31/2011	$11.01729	$13.02623	638,952
01/01/2012 to 12/31/2012	$13.02623	$13.67162	227,008
01/01/2013 to 12/31/2013	$13.67162	$12.49582	26,076
01/01/2014 to 12/31/2014	$12.49582	$13.22419	13,414
01/01/2015 to 12/31/2015	$13.22419	$13.22852	16,048
01/01/2016 to 12/31/2016	$13.22852	$13.26576	17,396
01/01/2017 to 12/31/2017	$13.26576	$13.24420	281
01/01/2018 to 12/31/2018	$13.24420	$13.02403	19,348
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99857	$12.03025	286,401
01/01/2012 to 12/31/2012	$12.03025	$12.51433	365,575
01/01/2013 to 12/31/2013	$12.51433	$11.10044	18,376
01/01/2014 to 12/31/2014	$11.10044	$12.04074	18,069
01/01/2015 to 12/31/2015	$12.04074	$12.08175	18,103
01/01/2016 to 12/31/2016	$12.08175	$12.09126	18,105
01/01/2017 to 12/31/2017	$12.09126	$12.07022	561
01/01/2018 to 12/31/2018	$12.07022	$11.84404	727
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99810	$10.40740	255,326
01/01/2013 to 12/31/2013	$10.40740	$9.18516	928,295
01/01/2014 to 12/31/2014	$9.18516	$10.16623	341,703
01/01/2015 to 12/31/2015	$10.16623	$10.26182	68,093
01/01/2016 to 12/31/2016	$10.26182	$10.27831	67,072
01/01/2017 to 12/31/2017	$10.27831	$10.27325	66,067
01/01/2018 to 12/31/2018	$10.27325	$10.06888	65,682
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99905	$8.75667	617,813
01/01/2014 to 12/31/2014	$8.75667	$9.86176	405,588
01/01/2015 to 12/31/2015	$9.86176	$9.96747	1,968
01/01/2016 to 12/31/2016	$9.96747	$9.98311	1,965
01/01/2017 to 12/31/2017	$9.98311	$9.97694	1,961
01/01/2018 to 12/31/2018	$9.97694	$9.74124	1,958
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99905	$11.31222	185,355
01/01/2015 to 12/31/2015	$11.31222	$11.33979	797,267
01/01/2016 to 12/31/2016	$11.33979	$11.42066	69,592
01/01/2017 to 12/31/2017	$11.42066	$11.43018	5,859
01/01/2018 to 12/31/2018	$11.43018	$11.15003	12,277
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99905	$9.94591	349,755
01/01/2016 to 12/31/2016	$9.94591	$9.97813	528,671
01/01/2017 to 12/31/2017	$9.97813	$10.04433	265,253
01/01/2018 to 12/31/2018	$10.04433	$9.76798	316,899
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99810	$9.88741	801,584
01/01/2017 to 12/31/2017	$9.88741	$9.97864	460,548
01/01/2018 to 12/31/2018	$9.97864	$9.68275	477,606
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99810	$10.04467	1,141
01/01/2018 to 12/31/2018	$10.04467	$9.66820	80,503
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99810	$9.66979	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.32460	$9.00313	5,643,870
01/01/2010 to 12/31/2010	$9.00313	$10.03170	5,740,105
01/01/2011 to 12/31/2011	$10.03170	$9.62010	5,142,553
01/01/2012 to 12/31/2012	$9.62010	$10.75186	5,122,405
01/01/2013 to 12/31/2013	$10.75186	$12.96360	5,014,287
01/01/2014 to 12/31/2014	$12.96360	$13.63181	4,801,992
01/01/2015 to 12/31/2015	$13.63181	$13.46876	4,364,272
01/01/2016 to 12/31/2016	$13.46876	$14.14249	4,045,503
01/01/2017 to 12/31/2017	$14.14249	$16.38656	3,456,910
01/01/2018 to 12/31/2018	$16.38656	$15.10184	2,872,429
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99857	$11.65594	0
01/01/2014 to 12/31/2014	$11.65594	$13.01454	0
01/01/2015 to 12/31/2015	$13.01454	$12.33375	0
01/01/2016 to 12/31/2016	$12.33375	$13.92760	0
01/01/2017 to 12/31/2017	$13.92760	$16.20788	800
01/01/2018 to 12/31/2018	$16.20788	$15.16855	763
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$5.21355	$7.88735	3,042
01/01/2010 to 12/31/2010	$7.88735	$9.97588	3,002
01/01/2011 to 12/31/2011	$9.97588	$10.45070	1,299
01/01/2012 to 12/31/2012	$10.45070	$11.84713	2,109
01/01/2013 to 12/31/2013	$11.84713	$12.00823	602
01/01/2014 to 12/31/2014	$12.00823	$15.45011	876
01/01/2015 to 12/31/2015	$15.45011	$15.91989	271
01/01/2016 to 12/31/2016	$15.91989	$16.40008	193
01/01/2017 to 12/31/2017	$16.40008	$17.12535	285
01/01/2018 to 12/31/2018	$17.12535	$16.02897	113
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$7.14653	$8.79712	1,202,613
01/01/2010 to 12/31/2010	$8.79712	$9.88773	1,180,706
01/01/2011 to 12/31/2011	$9.88773	$9.57167	945,215
01/01/2012 to 12/31/2012	$9.57167	$10.40722	936,387
01/01/2013 to 12/31/2013	$10.40722	$11.73797	880,780
01/01/2014 to 12/31/2014	$11.73797	$11.89971	822,413
01/01/2015 to 12/31/2015	$11.89971	$11.81091	740,930
01/01/2016 to 12/31/2016	$11.81091	$12.10197	699,851
01/01/2017 to 12/31/2017	$12.10197	$13.85359	602,583
01/01/2018 to 12/31/2018	$13.85359	$12.55958	494,244
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.72759	$8.11460	4,642
01/01/2010 to 12/31/2010	$8.11460	$9.58600	8,225
01/01/2011 to 12/31/2011	$9.58600	$8.94656	4,220
01/01/2012 to 12/31/2012	$8.94656	$11.14928	7,623
01/01/2013 to 12/31/2013	$11.14928	$11.43388	7,791
01/01/2014 to 12/31/2014	$11.43388	$12.80175	7,787
01/01/2015 to 12/31/2015	$12.80175	$12.57027	5,799
01/01/2016 to 12/31/2016	$12.57027	$12.46508	5,559
01/01/2017 to 12/31/2017	$12.46508	$13.58499	6,522
01/01/2018 to 12/31/2018	$13.58499	$12.72136	4,338

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.43986	$7.78118	4,897
01/01/2010 to 12/31/2010	$7.78118	$8.63286	9,895
01/01/2011 to 12/31/2011	$8.63286	$8.01634	5,256
01/01/2012 to 12/31/2012	$8.01634	$9.42776	7,881
01/01/2013 to 12/31/2013	$9.42776	$12.37349	4,325
01/01/2014 to 12/31/2014	$12.37349	$13.75771	5,718
01/01/2015 to 12/31/2015	$13.75771	$12.89618	6,332
01/01/2016 to 12/31/2016	$12.89618	$14.13769	4,866
01/01/2017 to 12/31/2017	$14.13769	$15.24939	4,377
01/01/2018 to 12/31/2018	$15.24939	$13.70785	2,193
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.73522	$10.39351	7,059
01/01/2010 to 12/31/2010	$10.39351	$12.24001	9,473
01/01/2011 to 12/31/2011	$12.24001	$11.67165	4,236
01/01/2012 to 12/31/2012	$11.67165	$13.72046	5,315
01/01/2013 to 12/31/2013	$13.72046	$17.82536	2,696
01/01/2014 to 12/31/2014	$17.82536	$19.53827	4,053
01/01/2015 to 12/31/2015	$19.53827	$18.11048	3,808
01/01/2016 to 12/31/2016	$18.11048	$18.09234	2,627
01/01/2017 to 12/31/2017	$18.09234	$22.59920	4,587
01/01/2018 to 12/31/2018	$22.59920	$21.24248	2,458
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.78411	$9.23061	196,954
01/01/2010 to 12/31/2010	$9.23061	$10.12402	196,131
01/01/2011 to 12/31/2011	$10.12402	$9.89972	158,625
01/01/2012 to 12/31/2012	$9.89972	$10.71473	162,464
01/01/2013 to 12/31/2013	$10.71473	$11.56473	115,142
01/01/2014 to 12/31/2014	$11.56473	$11.82516	211,086
01/01/2015 to 12/31/2015	$11.82516	$11.51605	153,374
01/01/2016 to 12/31/2016	$11.51605	$11.91324	124,022
01/01/2017 to 12/31/2017	$11.91324	$13.14709	117,139
01/01/2018 to 12/31/2018	$13.14709	$12.00784	86,079
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.40937	$9.52067	0
01/01/2010 to 12/31/2010	$9.52067	$11.86158	678
01/01/2011 to 12/31/2011	$11.86158	$11.80975	427
01/01/2012 to 12/31/2012	$11.80975	$13.42742	693
01/01/2013 to 12/31/2013	$13.42742	$18.31854	267
01/01/2014 to 12/31/2014	$18.31854	$19.29943	584
01/01/2015 to 12/31/2015	$19.29943	$17.92539	350
01/01/2016 to 12/31/2016	$17.92539	$21.90098	154
01/01/2017 to 12/31/2017	$21.90098	$24.14873	167
01/01/2018 to 12/31/2018	$24.14873	$20.39337	117
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.55669	$10.44180	27,394
01/01/2010 to 12/31/2010	$10.44180	$10.26477	20,194
01/01/2011 to 12/31/2011	$10.26477	$10.09057	14,484
01/01/2012 to 12/31/2012	$10.09057	$9.91778	11,183
01/01/2013 to 12/31/2013	$9.91778	$9.74711	4,286
01/01/2014 to 12/31/2014	$9.74711	$9.57930	3,706
01/01/2015 to 12/31/2015	$9.57930	$9.41473	11,658
01/01/2016 to 12/31/2016	$9.41473	$9.25340	1,471
01/01/2017 to 12/31/2017	$9.25340	$9.12558	1,254
01/01/2018 to 12/31/2018	$9.12558	$9.08439	980

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$8.27974	$10.37011	4,733
01/01/2010 to 12/31/2010	$10.37011	$11.56763	6,252
01/01/2011 to 12/31/2011	$11.56763	$11.72970	3,189
01/01/2012 to 12/31/2012	$11.72970	$13.12705	4,253
01/01/2013 to 12/31/2013	$13.12705	$13.82773	1,412
01/01/2014 to 12/31/2014	$13.82773	$13.93758	2,673
01/01/2015 to 12/31/2015	$13.93758	$13.20972	887
01/01/2016 to 12/31/2016	$13.20972	$14.98190	497
01/01/2017 to 12/31/2017	$14.98190	$15.82500	182
01/01/2018 to 12/31/2018	$15.82500	$15.24253	59
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.58515	$7.08407	1,262
01/01/2010 to 12/31/2010	$7.08407	$7.87845	7,746
01/01/2011 to 12/31/2011	$7.87845	$7.41911	3,072
01/01/2012 to 12/31/2012	$7.41911	$8.52255	3,715
01/01/2013 to 12/31/2013	$8.52255	$11.71491	1,734
01/01/2014 to 12/31/2014	$11.71491	$13.09615	2,922
01/01/2015 to 12/31/2015	$13.09615	$11.86233	1,674
01/01/2016 to 12/31/2016	$11.86233	$13.97729	1,685
01/01/2017 to 12/31/2017	$13.97729	$16.37414	2,924
01/01/2018 to 12/31/2018	$16.37414	$13.81364	1,564
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$6.15048	$8.06631	4,243
01/01/2010 to 12/31/2010	$8.06631	$9.07693	5,838
01/01/2011 to 12/31/2011	$9.07693	$7.76802	3,046
01/01/2012 to 12/31/2012	$7.76802	$9.18910	3,757
01/01/2013 to 12/31/2013	$9.18910	$10.75208	1,470
01/01/2014 to 12/31/2014	$10.75208	$9.98329	3,213
01/01/2015 to 12/31/2015	$9.98329	$10.12041	2,173
01/01/2016 to 12/31/2016	$10.12041	$9.57095	1,123
01/01/2017 to 12/31/2017	$9.57095	$12.73918	1,018
01/01/2018 to 12/31/2018	$12.73918	$10.84999	503
AST International Value Portfolio
05/01/2009 to 12/31/2009	$6.83892	$8.87760	3,530
01/01/2010 to 12/31/2010	$8.87760	$9.69193	7,861
01/01/2011 to 12/31/2011	$9.69193	$8.33006	3,732
01/01/2012 to 12/31/2012	$8.33006	$9.55185	4,899
01/01/2013 to 12/31/2013	$9.55185	$11.21503	1,633
01/01/2014 to 12/31/2014	$11.21503	$10.28322	3,641
01/01/2015 to 12/31/2015	$10.28322	$10.18895	2,068
01/01/2016 to 12/31/2016	$10.18895	$10.07217	860
01/01/2017 to 12/31/2017	$10.07217	$12.15776	456
01/01/2018 to 12/31/2018	$12.15776	$10.01960	198
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$10.77146	$11.73237	128,909
01/01/2010 to 12/31/2010	$11.73237	$12.77720	95,027
01/01/2011 to 12/31/2011	$12.77720	$14.12060	187,387
01/01/2012 to 12/31/2012	$14.12060	$15.18209	87,772
01/01/2013 to 12/31/2013	$15.18209	$14.44607	53,556
01/01/2014 to 12/31/2014	$14.44607	$15.15307	45,616
01/01/2015 to 12/31/2015	$15.15307	$15.06717	87,020
01/01/2016 to 12/31/2016	$15.06717	$15.43117	96,421
01/01/2017 to 12/31/2017	$15.43117	$15.82049	61,552
01/01/2018 to 12/31/2018	$15.82049	$15.50546	131,073

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$7.26577	$8.88380	67,144
01/01/2010 to 12/31/2010	$8.88380	$9.93736	119,181
01/01/2011 to 12/31/2011	$9.93736	$9.71107	68,162
01/01/2012 to 12/31/2012	$9.71107	$10.84004	76,152
01/01/2013 to 12/31/2013	$10.84004	$12.38828	87,349
01/01/2014 to 12/31/2014	$12.38828	$12.95014	94,562
01/01/2015 to 12/31/2015	$12.95014	$12.59413	92,631
01/01/2016 to 12/31/2016	$12.59413	$13.02377	87,574
01/01/2017 to 12/31/2017	$13.02377	$14.97074	87,564
01/01/2018 to 12/31/2018	$14.97074	$13.62729	48,147
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$6.50773	$8.75281	5,437
01/01/2010 to 12/31/2010	$8.75281	$9.21909	12,381
01/01/2011 to 12/31/2011	$9.21909	$8.23160	7,644
01/01/2012 to 12/31/2012	$8.23160	$9.86225	8,602
01/01/2013 to 12/31/2013	$9.86225	$11.18153	5,562
01/01/2014 to 12/31/2014	$11.18153	$10.28971	8,529
01/01/2015 to 12/31/2015	$10.28971	$9.83010	5,890
01/01/2016 to 12/31/2016	$9.83010	$9.84804	4,342
01/01/2017 to 12/31/2017	$9.84804	$12.54724	4,466
01/01/2018 to 12/31/2018	$12.54724	$10.17633	3,093
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$8.83226	$10.24727	458,937
01/01/2010 to 12/31/2010	$10.24727	$10.80817	460,917
01/01/2011 to 12/31/2011	$10.80817	$10.64726	472,112
01/01/2012 to 12/31/2012	$10.64726	$11.58557	484,380
01/01/2013 to 12/31/2013	$11.58557	$12.64248	479,530
01/01/2014 to 12/31/2014	$12.64248	$13.10208	482,649
01/01/2015 to 12/31/2015	$13.10208	$12.85331	437,427
01/01/2016 to 12/31/2016	$12.85331	$13.11758	402,534
01/01/2017 to 12/31/2017	$13.11758	$14.45792	362,593
01/01/2018 to 12/31/2018	$14.45792	$13.47959	295,597
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08396	$10.28967	219
01/01/2010 to 12/31/2010	$10.28967	$11.25705	2,266
01/01/2011 to 12/31/2011	$11.25705	$11.13692	1,226
01/01/2012 to 12/31/2012	$11.13692	$12.60745	1,644
01/01/2013 to 12/31/2013	$12.60745	$16.91249	1,346
01/01/2014 to 12/31/2014	$16.91249	$18.20134	1,736
01/01/2015 to 12/31/2015	$18.20134	$19.79057	788
01/01/2016 to 12/31/2016	$19.79057	$19.16604	954
01/01/2017 to 12/31/2017	$19.16604	$25.58658	2,163
01/01/2018 to 12/31/2018	$25.58658	$24.73901	952
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.39753	$8.14798	7,793
01/01/2010 to 12/31/2010	$8.14798	$9.58964	14,449
01/01/2011 to 12/31/2011	$9.58964	$9.33879	7,967
01/01/2012 to 12/31/2012	$9.33879	$10.30371	11,859
01/01/2013 to 12/31/2013	$10.30371	$13.83409	6,287
01/01/2014 to 12/31/2014	$13.83409	$15.03587	10,524
01/01/2015 to 12/31/2015	$15.03587	$16.26566	5,825
01/01/2016 to 12/31/2016	$16.26566	$16.87788	3,185
01/01/2017 to 12/31/2017	$16.87788	$22.06074	4,959
01/01/2018 to 12/31/2018	$22.06074	$21.09654	2,779

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$7.52319	$10.00657	4,376
01/01/2010 to 12/31/2010	$10.00657	$11.01926	2,936
01/01/2011 to 12/31/2011	$11.01926	$10.49074	1,831
01/01/2012 to 12/31/2012	$10.49074	$12.68948	2,419
01/01/2013 to 12/31/2013	$12.68948	$15.91756	647
01/01/2014 to 12/31/2014	$15.91756	$16.21177	1,061
01/01/2015 to 12/31/2015	$16.21177	$15.69952	689
01/01/2016 to 12/31/2016	$15.69952	$16.52739	641
01/01/2017 to 12/31/2017	$16.52739	$20.11644	1,104
01/01/2018 to 12/31/2018	$20.11644	$17.88006	534
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$7.39300	$8.97986	604
01/01/2010 to 12/31/2010	$8.97986	$9.95374	4,601
01/01/2011 to 12/31/2011	$9.95374	$9.72471	1,801
01/01/2012 to 12/31/2012	$9.72471	$11.19006	1,984
01/01/2013 to 12/31/2013	$11.19006	$15.03451	522
01/01/2014 to 12/31/2014	$15.03451	$16.06290	1,643
01/01/2015 to 12/31/2015	$16.06290	$16.92789	882
01/01/2016 to 12/31/2016	$16.92789	$16.95539	523
01/01/2017 to 12/31/2017	$16.95539	$21.78192	0
01/01/2018 to 12/31/2018	$21.78192	$21.86545	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99858	$10.19406	0
01/01/2013 to 12/31/2013	$10.19406	$13.47564	0
01/01/2014 to 12/31/2014	$13.47564	$14.59708	0
01/01/2015 to 12/31/2015	$14.59708	$14.24224	0
01/01/2016 to 12/31/2016	$14.24224	$15.87985	0
01/01/2017 to 12/31/2017	$15.87985	$18.31372	0
01/01/2018 to 12/31/2018	$18.31372	$16.17036	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.95154	$8.07728	1,187
01/01/2010 to 12/31/2010	$8.07728	$9.79886	3,335
01/01/2011 to 12/31/2011	$9.79886	$9.39128	1,377
01/01/2012 to 12/31/2012	$9.39128	$10.81040	1,972
01/01/2013 to 12/31/2013	$10.81040	$15.08767	699
01/01/2014 to 12/31/2014	$15.08767	$16.94131	1,455
01/01/2015 to 12/31/2015	$16.94131	$15.71136	695
01/01/2016 to 12/31/2016	$15.71136	$18.25670	781
01/01/2017 to 12/31/2017	$18.25670	$20.41774	2,946
01/01/2018 to 12/31/2018	$20.41774	$16.76528	2,205
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99858	$10.31874	3,239
01/01/2013 to 12/31/2013	$10.31874	$12.05951	1,357
01/01/2014 to 12/31/2014	$12.05951	$12.46114	2,996
01/01/2015 to 12/31/2015	$12.46114	$12.09476	2,305
01/01/2016 to 12/31/2016	$12.09476	$12.40090	1,856
01/01/2017 to 12/31/2017	$12.40090	$14.19830	658
01/01/2018 to 12/31/2018	$14.19830	$12.79819	5,435

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.18191	$9.11891	4,932
01/01/2010 to 12/31/2010	$9.11891	$10.95795	14,211
01/01/2011 to 12/31/2011	$10.95795	$8.58654	9,133
01/01/2012 to 12/31/2012	$8.58654	$9.95162	11,260
01/01/2013 to 12/31/2013	$9.95162	$9.80229	10,042
01/01/2014 to 12/31/2014	$9.80229	$9.18246	12,798
01/01/2015 to 12/31/2015	$9.18246	$7.51497	10,801
01/01/2016 to 12/31/2016	$7.51497	$8.29895	8,450
01/01/2017 to 12/31/2017	$8.29895	$10.30803	9,328
01/01/2018 to 12/31/2018	$10.30803	$8.70687	6,873
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.94421	$10.38444	1,417,628
01/01/2010 to 12/31/2010	$10.38444	$11.28481	1,469,096
01/01/2011 to 12/31/2011	$11.28481	$11.20146	1,377,189
01/01/2012 to 12/31/2012	$11.20146	$12.15069	1,420,177
01/01/2013 to 12/31/2013	$12.15069	$13.04183	1,252,164
01/01/2014 to 12/31/2014	$13.04183	$13.55778	1,126,677
01/01/2015 to 12/31/2015	$13.55778	$13.34368	993,130
01/01/2016 to 12/31/2016	$13.34368	$13.83928	872,384
01/01/2017 to 12/31/2017	$13.83928	$14.97981	814,317
01/01/2018 to 12/31/2018	$14.97981	$14.30276	711,540
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01849	$10.06939	0
01/01/2012 to 12/31/2012	$10.06939	$10.59962	0
01/01/2013 to 12/31/2013	$10.59962	$10.17640	0
01/01/2014 to 12/31/2014	$10.17640	$10.60757	0
01/01/2015 to 12/31/2015	$10.60757	$10.39714	0
01/01/2016 to 12/31/2016	$10.39714	$10.64882	0
01/01/2017 to 12/31/2017	$10.64882	$11.05970	0
01/01/2018 to 12/31/2018	$11.05970	$10.78012	0
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.66755	$8.13678	1,588,708
01/01/2010 to 12/31/2010	$8.13678	$9.51787	1,677,327
01/01/2011 to 12/31/2011	$9.51787	$8.77313	1,401,227
01/01/2012 to 12/31/2012	$8.77313	$9.73603	1,364,157
01/01/2013 to 12/31/2013	$9.73603	$11.19768	1,276,895
01/01/2014 to 12/31/2014	$11.19768	$12.01729	1,233,509
01/01/2015 to 12/31/2015	$12.01729	$11.73825	1,236,886
01/01/2016 to 12/31/2016	$11.73825	$12.70141	1,116,875
01/01/2017 to 12/31/2017	$12.70141	$14.49297	1,169,427
01/01/2018 to 12/31/2018	$14.49297	$13.16052	955,019
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99857	$11.67121	0
01/01/2014 to 12/31/2014	$11.67121	$13.21876	0
01/01/2015 to 12/31/2015	$13.21876	$13.19191	0
01/01/2016 to 12/31/2016	$13.19191	$14.37307	0
01/01/2017 to 12/31/2017	$14.37307	$17.15122	0
01/01/2018 to 12/31/2018	$17.15122	$15.64922	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$6.09113	$7.75928	534
01/01/2010 to 12/31/2010	$7.75928	$8.77355	588
01/01/2011 to 12/31/2011	$8.77355	$8.92102	5,253
01/01/2012 to 12/31/2012	$8.92102	$10.41605	393
01/01/2013 to 12/31/2013	$10.41605	$13.55651	147
01/01/2014 to 12/31/2014	$13.55651	$15.61679	345
01/01/2015 to 12/31/2015	$15.61679	$15.82080	209
01/01/2016 to 12/31/2016	$15.82080	$17.85767	116
01/01/2017 to 12/31/2017	$17.85767	$21.45662	1,420
01/01/2018 to 12/31/2018	$21.45662	$19.35305	1,313
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99857	$8.89568	1,189
01/01/2012 to 12/31/2012	$8.89568	$9.89278	1,189
01/01/2013 to 12/31/2013	$9.89278	$11.90029	1,189
01/01/2014 to 12/31/2014	$11.90029	$12.45586	1,189
01/01/2015 to 12/31/2015	$12.45586	$12.26001	4,744
01/01/2016 to 12/31/2016	$12.26001	$12.81147	2,497
01/01/2017 to 12/31/2017	$12.81147	$14.88217	2,495
01/01/2018 to 12/31/2018	$14.88217	$13.67013	5,245
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.47141	$8.90471	167,537
01/01/2010 to 12/31/2010	$8.90471	$9.79462	219,911
01/01/2011 to 12/31/2011	$9.79462	$9.45152	190,109
01/01/2012 to 12/31/2012	$9.45152	$10.24388	198,399
01/01/2013 to 12/31/2013	$10.24388	$11.32005	177,996
01/01/2014 to 12/31/2014	$11.32005	$11.69718	173,192
01/01/2015 to 12/31/2015	$11.69718	$11.47690	168,887
01/01/2016 to 12/31/2016	$11.47690	$11.82304	157,881
01/01/2017 to 12/31/2017	$11.82304	$13.50637	176,229
01/01/2018 to 12/31/2018	$13.50637	$12.22385	133,113
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$5.97110	$7.78612	2,497
01/01/2010 to 12/31/2010	$7.78612	$10.14271	7,539
01/01/2011 to 12/31/2011	$10.14271	$8.66144	4,659
01/01/2012 to 12/31/2012	$8.66144	$10.22095	6,891
01/01/2013 to 12/31/2013	$10.22095	$14.14486	4,877
01/01/2014 to 12/31/2014	$14.14486	$14.58836	6,843
01/01/2015 to 12/31/2015	$14.58836	$14.52882	3,472
01/01/2016 to 12/31/2016	$14.52882	$15.37883	1,991
01/01/2017 to 12/31/2017	$15.37883	$19.30039	2,440
01/01/2018 to 12/31/2018	$19.30039	$16.90985	1,554
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.66830	$8.77180	2,301
01/01/2010 to 12/31/2010	$8.77180	$11.76047	3,732
01/01/2011 to 12/31/2011	$11.76047	$11.44523	1,577
01/01/2012 to 12/31/2012	$11.44523	$12.61772	2,245
01/01/2013 to 12/31/2013	$12.61772	$16.76255	1,274
01/01/2014 to 12/31/2014	$16.76255	$17.10340	2,256
01/01/2015 to 12/31/2015	$17.10340	$16.94132	957
01/01/2016 to 12/31/2016	$16.94132	$18.66136	729
01/01/2017 to 12/31/2017	$18.66136	$22.72769	1,357
01/01/2018 to 12/31/2018	$22.72769	$20.45755	571

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.43141	$8.36348	4,832
01/01/2010 to 12/31/2010	$8.36348	$10.35634	6,939
01/01/2011 to 12/31/2011	$10.35634	$9.57011	3,019
01/01/2012 to 12/31/2012	$9.57011	$11.11346	3,775
01/01/2013 to 12/31/2013	$11.11346	$15.00753	1,365
01/01/2014 to 12/31/2014	$15.00753	$15.52649	2,274
01/01/2015 to 12/31/2015	$15.52649	$14.60174	1,051
01/01/2016 to 12/31/2016	$14.60174	$18.54211	615
01/01/2017 to 12/31/2017	$18.54211	$19.56296	1,034
01/01/2018 to 12/31/2018	$19.56296	$15.94190	402
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.12791	$9.85774	1,077,905
01/01/2010 to 12/31/2010	$9.85774	$10.80580	1,134,743
01/01/2011 to 12/31/2011	$10.80580	$10.83087	1,009,735
01/01/2012 to 12/31/2012	$10.83087	$12.08098	1,106,077
01/01/2013 to 12/31/2013	$12.08098	$13.87192	1,185,143
01/01/2014 to 12/31/2014	$13.87192	$14.43485	1,122,150
01/01/2015 to 12/31/2015	$14.43485	$14.19252	1,025,324
01/01/2016 to 12/31/2016	$14.19252	$15.00123	945,068
01/01/2017 to 12/31/2017	$15.00123	$17.01553	817,467
01/01/2018 to 12/31/2018	$17.01553	$15.83060	637,972
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.41735	$9.79749	6,044
01/01/2010 to 12/31/2010	$9.79749	$11.15143	28,201
01/01/2011 to 12/31/2011	$11.15143	$10.77407	8,146
01/01/2012 to 12/31/2012	$10.77407	$12.45032	5,640
01/01/2013 to 12/31/2013	$12.45032	$17.62352	3,661
01/01/2014 to 12/31/2014	$17.62352	$18.76579	6,409
01/01/2015 to 12/31/2015	$18.76579	$20.21049	3,097
01/01/2016 to 12/31/2016	$20.21049	$20.39960	1,817
01/01/2017 to 12/31/2017	$20.39960	$27.64567	5,526
01/01/2018 to 12/31/2018	$27.64567	$28.21805	2,707
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.19335	$7.84238	2,315
01/01/2010 to 12/31/2010	$7.84238	$8.66644	2,249
01/01/2011 to 12/31/2011	$8.66644	$8.47561	1,076
01/01/2012 to 12/31/2012	$8.47561	$9.44585	1,382
01/01/2013 to 12/31/2013	$9.44585	$12.49812	481
01/01/2014 to 12/31/2014	$12.49812	$12.47455	900
01/01/2015 to 12/31/2015	$12.47455	$11.51662	536
01/01/2016 to 12/31/2016	$11.51662	$12.01259	117
01/01/2017 to 12/31/2017	$12.01259	$13.76081	156
01/01/2018 to 12/31/2018	$13.76081	$12.20965	76
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$7.31185	$9.78660	18,507
01/01/2010 to 12/31/2010	$9.78660	$11.58555	26,610
01/01/2011 to 12/31/2011	$11.58555	$9.68778	13,221
01/01/2012 to 12/31/2012	$9.68778	$9.86519	13,931
01/01/2013 to 12/31/2013	$9.86519	$11.18669	6,992
01/01/2014 to 12/31/2014	$11.18669	$10.07509	11,311
01/01/2015 to 12/31/2015	$10.07509	$7.99533	9,766
01/01/2016 to 12/31/2016	$7.99533	$9.79237	5,889
01/01/2017 to 12/31/2017	$9.79237	$10.61628	9,708
01/01/2018 to 12/31/2018	$10.61628	$8.69517	5,393

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.54579	$11.71854	6,106
01/01/2010 to 12/31/2010	$11.71854	$12.17856	5,121
01/01/2011 to 12/31/2011	$12.17856	$12.46302	4,174
01/01/2012 to 12/31/2012	$12.46302	$12.88847	4,788
01/01/2013 to 12/31/2013	$12.88847	$12.19127	2,761
01/01/2014 to 12/31/2014	$12.19127	$12.04827	2,849
01/01/2015 to 12/31/2015	$12.04827	$11.29433	1,856
01/01/2016 to 12/31/2016	$11.29433	$11.58421	1,452
01/01/2017 to 12/31/2017	$11.58421	$11.61784	1,706
01/01/2018 to 12/31/2018	$11.61784	$11.64521	948
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.56293	$8.71638	1,504
01/01/2010 to 12/31/2010	$8.71638	$10.58897	1,510
01/01/2011 to 12/31/2011	$10.58897	$10.04800	608
01/01/2012 to 12/31/2012	$10.04800	$11.69310	766
01/01/2013 to 12/31/2013	$11.69310	$15.21723	289
01/01/2014 to 12/31/2014	$15.21723	$17.19427	513
01/01/2015 to 12/31/2015	$17.19427	$15.78177	241
01/01/2016 to 12/31/2016	$15.78177	$17.68172	157
01/01/2017 to 12/31/2017	$17.68172	$20.59868	631
01/01/2018 to 12/31/2018	$20.59868	$16.89713	394
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$6.45011	$8.20138	38,652
01/01/2010 to 12/31/2010	$8.20138	$9.24013	44,538
01/01/2011 to 12/31/2011	$9.24013	$8.76758	26,079
01/01/2012 to 12/31/2012	$8.76758	$9.56505	31,664
01/01/2013 to 12/31/2013	$9.56505	$11.32796	28,295
01/01/2014 to 12/31/2014	$11.32796	$11.74589	47,719
01/01/2015 to 12/31/2015	$11.74589	$11.47075	63,071
01/01/2016 to 12/31/2016	$11.47075	$12.00946	54,871
01/01/2017 to 12/31/2017	$12.00946	$13.40788	54,331
01/01/2018 to 12/31/2018	$13.40788	$12.51758	28,112
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.44766	$10.19841	6,401
01/01/2010 to 12/31/2010	$10.19841	$10.80459	9,567
01/01/2011 to 12/31/2011	$10.80459	$11.25875	5,671
01/01/2012 to 12/31/2012	$11.25875	$11.93381	7,388
01/01/2013 to 12/31/2013	$11.93381	$11.55346	4,421
01/01/2014 to 12/31/2014	$11.55346	$12.17197	6,410
01/01/2015 to 12/31/2015	$12.17197	$12.11056	8,480
01/01/2016 to 12/31/2016	$12.11056	$12.51563	6,826
01/01/2017 to 12/31/2017	$12.51563	$13.07684	7,729
01/01/2018 to 12/31/2018	$13.07684	$12.55976	5,228
*Denotes the start date of these sub-accounts

PREMIER Bb SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV and HD GRO (1.80%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.57016	$9.24767	0
01/01/2010 to 12/31/2010	$9.24767	$10.17096	0
01/01/2011 to 12/31/2011	$10.17096	$9.72567	0
01/01/2012 to 12/31/2012	$9.72567	$10.75412	0
01/01/2013 to 12/31/2013	$10.75412	$11.61760	0
01/01/2014 to 12/31/2014	$11.61760	$11.84798	0
01/01/2015 to 12/31/2015	$11.84798	$11.26378	0
01/01/2016 to 12/31/2016	$11.26378	$11.76611	0
01/01/2017 to 12/31/2017	$11.76611	$13.01326	0
01/01/2018 to 12/31/2018	$13.01326	$11.74193	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.77480	$9.63835	0
01/01/2010 to 12/31/2010	$9.63835	$10.76564	0
01/01/2011 to 12/31/2011	$10.76564	$10.58741	0
01/01/2012 to 12/31/2012	$10.58741	$11.81948	0
01/01/2013 to 12/31/2013	$11.81948	$13.53287	0
01/01/2014 to 12/31/2014	$13.53287	$14.10558	0
01/01/2015 to 12/31/2015	$14.10558	$13.96733	0
01/01/2016 to 12/31/2016	$13.96733	$14.69598	0
01/01/2017 to 12/31/2017	$14.69598	$16.88040	0
01/01/2018 to 12/31/2018	$16.88040	$15.60435	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99853	$11.62771	0
01/01/2014 to 12/31/2014	$11.62771	$12.92630	0
01/01/2015 to 12/31/2015	$12.92630	$12.91692	0
01/01/2016 to 12/31/2016	$12.91692	$14.04710	0
01/01/2017 to 12/31/2017	$14.04710	$16.85388	0
01/01/2018 to 12/31/2018	$16.85388	$15.20770	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.87536	$9.53832	0
01/01/2010 to 12/31/2010	$9.53832	$10.52351	0
01/01/2011 to 12/31/2011	$10.52351	$10.21197	0
01/01/2012 to 12/31/2012	$10.21197	$11.28257	0
01/01/2013 to 12/31/2013	$11.28257	$13.03897	0
01/01/2014 to 12/31/2014	$13.03897	$13.64375	0
01/01/2015 to 12/31/2015	$13.64375	$13.46626	0
01/01/2016 to 12/31/2016	$13.46626	$14.06184	0
01/01/2017 to 12/31/2017	$14.06184	$15.87283	0
01/01/2018 to 12/31/2018	$15.87283	$14.82132	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99853	$9.15952	0
01/01/2012 to 12/31/2012	$9.15952	$10.06765	0
01/01/2013 to 12/31/2013	$10.06765	$10.96293	0
01/01/2014 to 12/31/2014	$10.96293	$11.29630	0
01/01/2015 to 12/31/2015	$11.29630	$10.76355	0
01/01/2016 to 12/31/2016	$10.76355	$11.30961	0
01/01/2017 to 12/31/2017	$11.30961	$12.51130	0
01/01/2018 to 12/31/2018	$12.51130	$11.64017	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.58896	$11.46586	0
01/01/2010 to 12/31/2010	$11.46586	$11.70221	0
01/01/2011 to 12/31/2011	$11.70221	$11.75406	0
01/01/2012 to 12/31/2012	$11.75406	$12.08788	0
01/01/2013 to 12/31/2013	$12.08788	$11.61602	0
01/01/2014 to 12/31/2014	$11.61602	$11.39942	0
01/01/2015 to 12/31/2015	$11.39942	$11.25208	0
01/01/2016 to 12/31/2016	$11.25208	$11.23448	0
01/01/2017 to 12/31/2017	$11.23448	$11.22452	0
01/01/2018 to 12/31/2018	$11.22452	$11.10731	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.51549	$12.03657	0
01/01/2010 to 12/31/2010	$12.03657	$12.73627	0
01/01/2011 to 12/31/2011	$12.73627	$12.90899	0
01/01/2012 to 12/31/2012	$12.90899	$13.86253	0
01/01/2013 to 12/31/2013	$13.86253	$13.36723	0
01/01/2014 to 12/31/2014	$13.36723	$13.68645	0
01/01/2015 to 12/31/2015	$13.68645	$13.16102	0
01/01/2016 to 12/31/2016	$13.16102	$13.47540	0
01/01/2017 to 12/31/2017	$13.47540	$13.81513	0
01/01/2018 to 12/31/2018	$13.81513	$13.47994	0
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.03844	$11.11003	0
01/01/2010 to 12/31/2010	$11.11003	$12.13429	0
01/01/2011 to 12/31/2011	$12.13429	$13.53876	0
01/01/2012 to 12/31/2012	$13.53876	$14.05927	0
01/01/2013 to 12/31/2013	$14.05927	$13.37660	0
01/01/2014 to 12/31/2014	$13.37660	$13.48988	0
01/01/2015 to 12/31/2015	$13.48988	$13.35873	0
01/01/2016 to 12/31/2016	$13.35873	$13.33401	0
01/01/2017 to 12/31/2017	$13.33401	$13.19207	0
01/01/2018 to 12/31/2018	$13.19207	$13.05602	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.10728	$10.97728	0
01/01/2010 to 12/31/2010	$10.97728	$12.00827	0
01/01/2011 to 12/31/2011	$12.00827	$13.68041	0
01/01/2012 to 12/31/2012	$13.68041	$14.22553	0
01/01/2013 to 12/31/2013	$14.22553	$13.29886	0
01/01/2014 to 12/31/2014	$13.29886	$13.62073	0
01/01/2015 to 12/31/2015	$13.62073	$13.52321	0
01/01/2016 to 12/31/2016	$13.52321	$13.47668	0
01/01/2017 to 12/31/2017	$13.47668	$13.33949	0
01/01/2018 to 12/31/2018	$13.33949	$13.17673	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99902	$8.79160	0
01/01/2010 to 12/31/2010	$8.79160	$9.65901	0
01/01/2011 to 12/31/2011	$9.65901	$11.26044	0
01/01/2012 to 12/31/2012	$11.26044	$11.75998	0
01/01/2013 to 12/31/2013	$11.75998	$10.79935	0
01/01/2014 to 12/31/2014	$10.79935	$11.26177	0
01/01/2015 to 12/31/2015	$11.26177	$11.23155	0
01/01/2016 to 12/31/2016	$11.23155	$11.24924	0
01/01/2017 to 12/31/2017	$11.24924	$11.14880	0
01/01/2018 to 12/31/2018	$11.14880	$10.98271	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99804	$11.01180	8,111
01/01/2011 to 12/31/2011	$11.01180	$13.01321	15,068
01/01/2012 to 12/31/2012	$13.01321	$13.65123	0
01/01/2013 to 12/31/2013	$13.65123	$12.47105	0
01/01/2014 to 12/31/2014	$12.47105	$13.19148	0
01/01/2015 to 12/31/2015	$13.19148	$13.18926	0
01/01/2016 to 12/31/2016	$13.18926	$13.22002	0
01/01/2017 to 12/31/2017	$13.22002	$13.19204	0
01/01/2018 to 12/31/2018	$13.19204	$12.96620	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99853	$12.02437	0
01/01/2012 to 12/31/2012	$12.02437	$12.50204	13,762
01/01/2013 to 12/31/2013	$12.50204	$11.08404	0
01/01/2014 to 12/31/2014	$11.08404	$12.01706	0
01/01/2015 to 12/31/2015	$12.01706	$12.05202	0
01/01/2016 to 12/31/2016	$12.05202	$12.05560	0
01/01/2017 to 12/31/2017	$12.05560	$12.02875	0
01/01/2018 to 12/31/2018	$12.02875	$11.79754	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99805	$10.40239	0
01/01/2013 to 12/31/2013	$10.40239	$9.17622	35,005
01/01/2014 to 12/31/2014	$9.17622	$10.15148	18,761
01/01/2015 to 12/31/2015	$10.15148	$10.24198	0
01/01/2016 to 12/31/2016	$10.24198	$10.25351	0
01/01/2017 to 12/31/2017	$10.25351	$10.24347	0
01/01/2018 to 12/31/2018	$10.24347	$10.03484	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99902	$8.75235	0
01/01/2014 to 12/31/2014	$8.75235	$9.85203	0
01/01/2015 to 12/31/2015	$9.85203	$9.95264	0
01/01/2016 to 12/31/2016	$9.95264	$9.96329	0
01/01/2017 to 12/31/2017	$9.96329	$9.95231	0
01/01/2018 to 12/31/2018	$9.95231	$9.71243	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99902	$11.30654	0
01/01/2015 to 12/31/2015	$11.30654	$11.32855	22,768
01/01/2016 to 12/31/2016	$11.32855	$11.40369	0
01/01/2017 to 12/31/2017	$11.40369	$11.40748	0
01/01/2018 to 12/31/2018	$11.40748	$11.12230	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99902	$9.94104	0
01/01/2016 to 12/31/2016	$9.94104	$9.96842	0
01/01/2017 to 12/31/2017	$9.96842	$10.02972	0
01/01/2018 to 12/31/2018	$10.02972	$9.74901	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99805	$9.88264	0
01/01/2017 to 12/31/2017	$9.88264	$9.96896	0
01/01/2018 to 12/31/2018	$9.96896	$9.66851	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99804	$10.03982	0
01/01/2018 to 12/31/2018	$10.03982	$9.65871	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99804	$9.66498	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.29960	$8.98690	0
01/01/2010 to 12/31/2010	$8.98690	$10.00882	0
01/01/2011 to 12/31/2011	$10.00882	$9.59353	0
01/01/2012 to 12/31/2012	$9.59353	$10.71694	0
01/01/2013 to 12/31/2013	$10.71694	$12.91509	0
01/01/2014 to 12/31/2014	$12.91509	$13.57418	0
01/01/2015 to 12/31/2015	$13.57418	$13.40525	0
01/01/2016 to 12/31/2016	$13.40525	$14.06905	0
01/01/2017 to 12/31/2017	$14.06905	$16.29353	0
01/01/2018 to 12/31/2018	$16.29353	$15.00874	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99853	$11.65110	0
01/01/2014 to 12/31/2014	$11.65110	$13.00271	0
01/01/2015 to 12/31/2015	$13.00271	$12.31660	0
01/01/2016 to 12/31/2016	$12.31660	$13.90140	0
01/01/2017 to 12/31/2017	$13.90140	$16.16947	0
01/01/2018 to 12/31/2018	$16.16947	$15.12508	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$6.07516	$7.87308	0
01/01/2010 to 12/31/2010	$7.87308	$9.95295	0
01/01/2011 to 12/31/2011	$9.95295	$10.42158	0
01/01/2012 to 12/31/2012	$10.42158	$11.80828	0
01/01/2013 to 12/31/2013	$11.80828	$11.96291	0
01/01/2014 to 12/31/2014	$11.96291	$15.38415	0
01/01/2015 to 12/31/2015	$15.38415	$15.84419	0
01/01/2016 to 12/31/2016	$15.84419	$16.31409	0
01/01/2017 to 12/31/2017	$16.31409	$17.02723	0
01/01/2018 to 12/31/2018	$17.02723	$15.92927	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.21784	$8.78121	0
01/01/2010 to 12/31/2010	$8.78121	$9.86497	0
01/01/2011 to 12/31/2011	$9.86497	$9.54494	0
01/01/2012 to 12/31/2012	$9.54494	$10.37311	0
01/01/2013 to 12/31/2013	$10.37311	$11.69372	0
01/01/2014 to 12/31/2014	$11.69372	$11.84889	0
01/01/2015 to 12/31/2015	$11.84889	$11.75469	0
01/01/2016 to 12/31/2016	$11.75469	$12.03841	0
01/01/2017 to 12/31/2017	$12.03841	$13.77401	0
01/01/2018 to 12/31/2018	$13.77401	$12.48127	0
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11016	$8.10892	0
01/01/2010 to 12/31/2010	$8.10892	$9.57456	0
01/01/2011 to 12/31/2011	$9.57456	$8.93153	0
01/01/2012 to 12/31/2012	$8.93153	$11.12501	0
01/01/2013 to 12/31/2013	$11.12501	$11.40338	0
01/01/2014 to 12/31/2014	$11.40338	$12.76139	0
01/01/2015 to 12/31/2015	$12.76139	$12.52444	0
01/01/2016 to 12/31/2016	$12.52444	$12.41349	0
01/01/2017 to 12/31/2017	$12.41349	$13.52199	0
01/01/2018 to 12/31/2018	$13.52199	$12.65615	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.63384	$7.76698	0
01/01/2010 to 12/31/2010	$7.76698	$8.61281	0
01/01/2011 to 12/31/2011	$8.61281	$7.99378	0
01/01/2012 to 12/31/2012	$7.99378	$9.39651	0
01/01/2013 to 12/31/2013	$9.39651	$12.32654	0
01/01/2014 to 12/31/2014	$12.32654	$13.69872	0
01/01/2015 to 12/31/2015	$13.69872	$12.83460	0
01/01/2016 to 12/31/2016	$12.83460	$14.06320	0
01/01/2017 to 12/31/2017	$14.06320	$15.16169	0
01/01/2018 to 12/31/2018	$15.16169	$13.62219	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.72291	$10.37465	0
01/01/2010 to 12/31/2010	$10.37465	$12.21170	0
01/01/2011 to 12/31/2011	$12.21170	$11.63890	0
01/01/2012 to 12/31/2012	$11.63890	$13.67539	0
01/01/2013 to 12/31/2013	$13.67539	$17.75814	0
01/01/2014 to 12/31/2014	$17.75814	$19.45504	0
01/01/2015 to 12/31/2015	$19.45504	$18.02448	0
01/01/2016 to 12/31/2016	$18.02448	$17.99772	0
01/01/2017 to 12/31/2017	$17.99772	$22.47009	0
01/01/2018 to 12/31/2018	$22.47009	$21.11076	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.60965	$9.22304	0
01/01/2010 to 12/31/2010	$9.22304	$10.11078	0
01/01/2011 to 12/31/2011	$10.11078	$9.88185	0
01/01/2012 to 12/31/2012	$9.88185	$10.69020	0
01/01/2013 to 12/31/2013	$10.69020	$11.53249	0
01/01/2014 to 12/31/2014	$11.53249	$11.78632	0
01/01/2015 to 12/31/2015	$11.78632	$11.47264	0
01/01/2016 to 12/31/2016	$11.47264	$11.86250	0
01/01/2017 to 12/31/2017	$11.86250	$13.08471	0
01/01/2018 to 12/31/2018	$13.08471	$11.94494	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.63533	$9.51399	0
01/01/2010 to 12/31/2010	$9.51399	$11.84749	0
01/01/2011 to 12/31/2011	$11.84749	$11.78974	0
01/01/2012 to 12/31/2012	$11.78974	$13.39812	0
01/01/2013 to 12/31/2013	$13.39812	$18.26950	0
01/01/2014 to 12/31/2014	$18.26950	$19.23825	0
01/01/2015 to 12/31/2015	$19.23825	$17.85973	0
01/01/2016 to 12/31/2016	$17.85973	$21.81016	0
01/01/2017 to 12/31/2017	$21.81016	$24.03688	0
01/01/2018 to 12/31/2018	$24.03688	$20.28883	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.58460	$10.42287	0
01/01/2010 to 12/31/2010	$10.42287	$10.24097	0
01/01/2011 to 12/31/2011	$10.24097	$10.06247	0
01/01/2012 to 12/31/2012	$10.06247	$9.88535	0
01/01/2013 to 12/31/2013	$9.88535	$9.71038	0
01/01/2014 to 12/31/2014	$9.71038	$9.53876	0
01/01/2015 to 12/31/2015	$9.53876	$9.37022	0
01/01/2016 to 12/31/2016	$9.37022	$9.20507	0
01/01/2017 to 12/31/2017	$9.20507	$9.07348	0
01/01/2018 to 12/31/2018	$9.07348	$9.02805	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.77374	$10.35129	0
01/01/2010 to 12/31/2010	$10.35129	$11.54100	0
01/01/2011 to 12/31/2011	$11.54100	$11.69693	0
01/01/2012 to 12/31/2012	$11.69693	$13.08397	0
01/01/2013 to 12/31/2013	$13.08397	$13.77548	0
01/01/2014 to 12/31/2014	$13.77548	$13.87808	0
01/01/2015 to 12/31/2015	$13.87808	$13.14679	0
01/01/2016 to 12/31/2016	$13.14679	$14.90330	0
01/01/2017 to 12/31/2017	$14.90330	$15.73435	0
01/01/2018 to 12/31/2018	$15.73435	$15.14767	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.02732	$7.07131	0
01/01/2010 to 12/31/2010	$7.07131	$7.86044	0
01/01/2011 to 12/31/2011	$7.86044	$7.39857	0
01/01/2012 to 12/31/2012	$7.39857	$8.49487	0
01/01/2013 to 12/31/2013	$8.49487	$11.67099	0
01/01/2014 to 12/31/2014	$11.67099	$13.04060	0
01/01/2015 to 12/31/2015	$13.04060	$11.80623	0
01/01/2016 to 12/31/2016	$11.80623	$13.90422	0
01/01/2017 to 12/31/2017	$13.90422	$16.28050	0
01/01/2018 to 12/31/2018	$16.28050	$13.72793	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$6.05863	$8.05179	0
01/01/2010 to 12/31/2010	$8.05179	$9.05613	0
01/01/2011 to 12/31/2011	$9.05613	$7.74633	0
01/01/2012 to 12/31/2012	$7.74633	$9.15895	0
01/01/2013 to 12/31/2013	$9.15895	$10.71159	0
01/01/2014 to 12/31/2014	$10.71159	$9.94076	0
01/01/2015 to 12/31/2015	$9.94076	$10.07245	0
01/01/2016 to 12/31/2016	$10.07245	$9.52095	0
01/01/2017 to 12/31/2017	$9.52095	$12.66649	0
01/01/2018 to 12/31/2018	$12.66649	$10.78268	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$6.91270	$8.86147	0
01/01/2010 to 12/31/2010	$8.86147	$9.66951	0
01/01/2011 to 12/31/2011	$9.66951	$8.30663	0
01/01/2012 to 12/31/2012	$8.30663	$9.52022	0
01/01/2013 to 12/31/2013	$9.52022	$11.17246	0
01/01/2014 to 12/31/2014	$11.17246	$10.23912	0
01/01/2015 to 12/31/2015	$10.23912	$10.14023	0
01/01/2016 to 12/31/2016	$10.14023	$10.01904	0
01/01/2017 to 12/31/2017	$10.01904	$12.08758	0
01/01/2018 to 12/31/2018	$12.08758	$9.95686	0
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.72041	$11.72128	0
01/01/2010 to 12/31/2010	$11.72128	$12.75879	0
01/01/2011 to 12/31/2011	$12.75879	$14.09332	0
01/01/2012 to 12/31/2012	$14.09332	$15.14529	0
01/01/2013 to 12/31/2013	$15.14529	$14.40397	0
01/01/2014 to 12/31/2014	$14.40397	$15.10137	0
01/01/2015 to 12/31/2015	$15.10137	$15.00832	0
01/01/2016 to 12/31/2016	$15.00832	$15.36339	0
01/01/2017 to 12/31/2017	$15.36339	$15.74327	0
01/01/2018 to 12/31/2018	$15.74327	$15.42219	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.13394	$8.87666	0
01/01/2010 to 12/31/2010	$8.87666	$9.92453	0
01/01/2011 to 12/31/2011	$9.92453	$9.69377	0
01/01/2012 to 12/31/2012	$9.69377	$10.81565	0
01/01/2013 to 12/31/2013	$10.81565	$12.35425	0
01/01/2014 to 12/31/2014	$12.35425	$12.90816	0
01/01/2015 to 12/31/2015	$12.90816	$12.54698	0
01/01/2016 to 12/31/2016	$12.54698	$12.96857	0
01/01/2017 to 12/31/2017	$12.96857	$14.89996	0
01/01/2018 to 12/31/2018	$14.89996	$13.55614	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$6.54565	$8.73715	0
01/01/2010 to 12/31/2010	$8.73715	$9.19808	0
01/01/2011 to 12/31/2011	$9.19808	$8.20882	0
01/01/2012 to 12/31/2012	$8.20882	$9.83010	0
01/01/2013 to 12/31/2013	$9.83010	$11.13965	0
01/01/2014 to 12/31/2014	$11.13965	$10.24610	0
01/01/2015 to 12/31/2015	$10.24610	$9.78367	0
01/01/2016 to 12/31/2016	$9.78367	$9.79665	0
01/01/2017 to 12/31/2017	$9.79665	$12.47565	0
01/01/2018 to 12/31/2018	$12.47565	$10.11313	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$8.53380	$10.22881	0
01/01/2010 to 12/31/2010	$10.22881	$10.78339	0
01/01/2011 to 12/31/2011	$10.78339	$10.61771	0
01/01/2012 to 12/31/2012	$10.61771	$11.54778	0
01/01/2013 to 12/31/2013	$11.54778	$12.59508	0
01/01/2014 to 12/31/2014	$12.59508	$13.04652	0
01/01/2015 to 12/31/2015	$13.04652	$12.79247	0
01/01/2016 to 12/31/2016	$12.79247	$13.04905	0
01/01/2017 to 12/31/2017	$13.04905	$14.37541	0
01/01/2018 to 12/31/2018	$14.37541	$13.39603	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08392	$10.28893	0
01/01/2010 to 12/31/2010	$10.28893	$11.25088	0
01/01/2011 to 12/31/2011	$11.25088	$11.12535	0
01/01/2012 to 12/31/2012	$11.12535	$12.58806	0
01/01/2013 to 12/31/2013	$12.58806	$16.87831	0
01/01/2014 to 12/31/2014	$16.87831	$18.15570	0
01/01/2015 to 12/31/2015	$18.15570	$19.73125	0
01/01/2016 to 12/31/2016	$19.73125	$19.09926	0
01/01/2017 to 12/31/2017	$19.09926	$25.48505	0
01/01/2018 to 12/31/2018	$25.48505	$24.62861	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.38093	$8.13344	0
01/01/2010 to 12/31/2010	$8.13344	$9.56772	0
01/01/2011 to 12/31/2011	$9.56772	$9.31287	0
01/01/2012 to 12/31/2012	$9.31287	$10.27009	0
01/01/2013 to 12/31/2013	$10.27009	$13.78212	0
01/01/2014 to 12/31/2014	$13.78212	$14.97212	0
01/01/2015 to 12/31/2015	$14.97212	$16.18868	0
01/01/2016 to 12/31/2016	$16.18868	$16.78986	0
01/01/2017 to 12/31/2017	$16.78986	$21.93501	0
01/01/2018 to 12/31/2018	$21.93501	$20.96593	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$7.73203	$9.98846	0
01/01/2010 to 12/31/2010	$9.98846	$10.99392	0
01/01/2011 to 12/31/2011	$10.99392	$10.46150	0
01/01/2012 to 12/31/2012	$10.46150	$12.64794	0
01/01/2013 to 12/31/2013	$12.64794	$15.85766	0
01/01/2014 to 12/31/2014	$15.85766	$16.14275	0
01/01/2015 to 12/31/2015	$16.14275	$15.62493	0
01/01/2016 to 12/31/2016	$15.62493	$16.44087	0
01/01/2017 to 12/31/2017	$16.44087	$20.00129	0
01/01/2018 to 12/31/2018	$20.00129	$17.76895	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$7.34079	$8.96358	0
01/01/2010 to 12/31/2010	$8.96358	$9.93078	0
01/01/2011 to 12/31/2011	$9.93078	$9.69742	0
01/01/2012 to 12/31/2012	$9.69742	$11.15310	0
01/01/2013 to 12/31/2013	$11.15310	$14.97749	0
01/01/2014 to 12/31/2014	$14.97749	$15.99412	0
01/01/2015 to 12/31/2015	$15.99412	$16.84707	0
01/01/2016 to 12/31/2016	$16.84707	$16.86619	0
01/01/2017 to 12/31/2017	$16.86619	$21.65660	0
01/01/2018 to 12/31/2018	$21.65660	$21.72897	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99854	$10.19227	0
01/01/2013 to 12/31/2013	$10.19227	$13.46663	0
01/01/2014 to 12/31/2014	$13.46663	$14.58019	0
01/01/2015 to 12/31/2015	$14.58019	$14.21886	0
01/01/2016 to 12/31/2016	$14.21886	$15.84602	0
01/01/2017 to 12/31/2017	$15.84602	$18.26568	0
01/01/2018 to 12/31/2018	$18.26568	$16.11981	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.83598	$8.06289	0
01/01/2010 to 12/31/2010	$8.06289	$9.77667	0
01/01/2011 to 12/31/2011	$9.77667	$9.36543	0
01/01/2012 to 12/31/2012	$9.36543	$10.77542	0
01/01/2013 to 12/31/2013	$10.77542	$15.03136	0
01/01/2014 to 12/31/2014	$15.03136	$16.86967	0
01/01/2015 to 12/31/2015	$16.86967	$15.63728	0
01/01/2016 to 12/31/2016	$15.63728	$18.16168	0
01/01/2017 to 12/31/2017	$18.16168	$20.30145	0
01/01/2018 to 12/31/2018	$20.30145	$16.66151	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99854	$10.31532	0
01/01/2013 to 12/31/2013	$10.31532	$12.04952	0
01/01/2014 to 12/31/2014	$12.04952	$12.44468	0
01/01/2015 to 12/31/2015	$12.44468	$12.07291	0
01/01/2016 to 12/31/2016	$12.07291	$12.37243	0
01/01/2017 to 12/31/2017	$12.37243	$14.15867	0
01/01/2018 to 12/31/2018	$14.15867	$12.75618	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57086	$9.11223	0
01/01/2010 to 12/31/2010	$9.11223	$10.94456	0
01/01/2011 to 12/31/2011	$10.94456	$8.57180	0
01/01/2012 to 12/31/2012	$8.57180	$9.92970	0
01/01/2013 to 12/31/2013	$9.92970	$9.77583	0
01/01/2014 to 12/31/2014	$9.77583	$9.15323	0
01/01/2015 to 12/31/2015	$9.15323	$7.48729	0
01/01/2016 to 12/31/2016	$7.48729	$8.26436	0
01/01/2017 to 12/31/2017	$8.26436	$10.26013	0
01/01/2018 to 12/31/2018	$10.26013	$8.66206	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.79094	$10.36581	0
01/01/2010 to 12/31/2010	$10.36581	$11.25907	0
01/01/2011 to 12/31/2011	$11.25907	$11.17037	0
01/01/2012 to 12/31/2012	$11.17037	$12.11087	0
01/01/2013 to 12/31/2013	$12.11087	$12.99269	0
01/01/2014 to 12/31/2014	$12.99269	$13.50004	0
01/01/2015 to 12/31/2015	$13.50004	$13.28033	0
01/01/2016 to 12/31/2016	$13.28033	$13.76672	0
01/01/2017 to 12/31/2017	$13.76672	$14.89387	0
01/01/2018 to 12/31/2018	$14.89387	$14.21363	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01845	$10.06852	0
01/01/2012 to 12/31/2012	$10.06852	$10.59337	0
01/01/2013 to 12/31/2013	$10.59337	$10.16535	0
01/01/2014 to 12/31/2014	$10.16535	$10.59073	0
01/01/2015 to 12/31/2015	$10.59073	$10.37559	0
01/01/2016 to 12/31/2016	$10.37559	$10.62155	0
01/01/2017 to 12/31/2017	$10.62155	$11.02598	0
01/01/2018 to 12/31/2018	$11.02598	$10.74191	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.56357	$8.12237	0
01/01/2010 to 12/31/2010	$8.12237	$9.49626	0
01/01/2011 to 12/31/2011	$9.49626	$8.74891	0
01/01/2012 to 12/31/2012	$8.74891	$9.70445	0
01/01/2013 to 12/31/2013	$9.70445	$11.15591	0
01/01/2014 to 12/31/2014	$11.15591	$11.96654	0
01/01/2015 to 12/31/2015	$11.96654	$11.68283	0
01/01/2016 to 12/31/2016	$11.68283	$12.63520	0
01/01/2017 to 12/31/2017	$12.63520	$14.41031	0
01/01/2018 to 12/31/2018	$14.41031	$13.07898	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99853	$11.66723	0
01/01/2014 to 12/31/2014	$11.66723	$13.20774	0
01/01/2015 to 12/31/2015	$13.20774	$13.17437	0
01/01/2016 to 12/31/2016	$13.17437	$14.34682	0
01/01/2017 to 12/31/2017	$14.34682	$17.11156	0
01/01/2018 to 12/31/2018	$17.11156	$15.60534	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$6.47223	$7.74505	0
01/01/2010 to 12/31/2010	$7.74505	$8.75311	0
01/01/2011 to 12/31/2011	$8.75311	$8.89581	0
01/01/2012 to 12/31/2012	$8.89581	$10.38147	0
01/01/2013 to 12/31/2013	$10.38147	$13.50491	0
01/01/2014 to 12/31/2014	$13.50491	$15.54963	0
01/01/2015 to 12/31/2015	$15.54963	$15.74498	0
01/01/2016 to 12/31/2016	$15.74498	$17.76347	0
01/01/2017 to 12/31/2017	$17.76347	$21.33311	0
01/01/2018 to 12/31/2018	$21.33311	$19.23205	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99853	$8.89271	0
01/01/2012 to 12/31/2012	$8.89271	$9.88459	0
01/01/2013 to 12/31/2013	$9.88459	$11.88454	0
01/01/2014 to 12/31/2014	$11.88454	$12.43338	0
01/01/2015 to 12/31/2015	$12.43338	$12.23194	0
01/01/2016 to 12/31/2016	$12.23194	$12.77573	0
01/01/2017 to 12/31/2017	$12.77573	$14.83331	0
01/01/2018 to 12/31/2018	$14.83331	$13.61850	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.34068	$8.89743	0
01/01/2010 to 12/31/2010	$8.89743	$9.78180	0
01/01/2011 to 12/31/2011	$9.78180	$9.43446	0
01/01/2012 to 12/31/2012	$9.43446	$10.22030	0
01/01/2013 to 12/31/2013	$10.22030	$11.28849	0
01/01/2014 to 12/31/2014	$11.28849	$11.65882	0
01/01/2015 to 12/31/2015	$11.65882	$11.43363	0
01/01/2016 to 12/31/2016	$11.43363	$11.77263	0
01/01/2017 to 12/31/2017	$11.77263	$13.44230	0
01/01/2018 to 12/31/2018	$13.44230	$12.15983	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.96393	$7.77201	0
01/01/2010 to 12/31/2010	$7.77201	$10.11934	0
01/01/2011 to 12/31/2011	$10.11934	$8.63723	0
01/01/2012 to 12/31/2012	$8.63723	$10.18740	0
01/01/2013 to 12/31/2013	$10.18740	$14.09149	0
01/01/2014 to 12/31/2014	$14.09149	$14.52630	0
01/01/2015 to 12/31/2015	$14.52630	$14.45989	0
01/01/2016 to 12/31/2016	$14.45989	$15.29843	0
01/01/2017 to 12/31/2017	$15.29843	$19.19003	0
01/01/2018 to 12/31/2018	$19.19003	$16.80488	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.65658	$8.75597	0
01/01/2010 to 12/31/2010	$8.75597	$11.73364	0
01/01/2011 to 12/31/2011	$11.73364	$11.41357	0
01/01/2012 to 12/31/2012	$11.41357	$12.57661	0
01/01/2013 to 12/31/2013	$12.57661	$16.69967	0
01/01/2014 to 12/31/2014	$16.69967	$17.03092	0
01/01/2015 to 12/31/2015	$17.03092	$16.86115	0
01/01/2016 to 12/31/2016	$16.86115	$18.56399	0
01/01/2017 to 12/31/2017	$18.56399	$22.59798	0
01/01/2018 to 12/31/2018	$22.59798	$20.33071	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.69183	$8.34836	0
01/01/2010 to 12/31/2010	$8.34836	$10.33253	0
01/01/2011 to 12/31/2011	$10.33253	$9.54341	0
01/01/2012 to 12/31/2012	$9.54341	$11.07695	0
01/01/2013 to 12/31/2013	$11.07695	$14.95088	0
01/01/2014 to 12/31/2014	$14.95088	$15.46032	0
01/01/2015 to 12/31/2015	$15.46032	$14.53240	0
01/01/2016 to 12/31/2016	$14.53240	$18.44507	0
01/01/2017 to 12/31/2017	$18.44507	$19.45108	0
01/01/2018 to 12/31/2018	$19.45108	$15.84289	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.06926	$9.83995	13,198
01/01/2010 to 12/31/2010	$9.83995	$10.78102	9,823
01/01/2011 to 12/31/2011	$10.78102	$10.80085	6,761
01/01/2012 to 12/31/2012	$10.80085	$12.04164	7,747
01/01/2013 to 12/31/2013	$12.04164	$13.81992	1,207
01/01/2014 to 12/31/2014	$13.81992	$14.37370	5,224
01/01/2015 to 12/31/2015	$14.37370	$14.12545	3,429
01/01/2016 to 12/31/2016	$14.12545	$14.92304	0
01/01/2017 to 12/31/2017	$14.92304	$16.91860	0
01/01/2018 to 12/31/2018	$16.91860	$15.73263	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.49123	$9.77985	0
01/01/2010 to 12/31/2010	$9.77985	$11.12583	0
01/01/2011 to 12/31/2011	$11.12583	$10.74403	0
01/01/2012 to 12/31/2012	$10.74403	$12.40948	0
01/01/2013 to 12/31/2013	$12.40948	$17.55696	0
01/01/2014 to 12/31/2014	$17.55696	$18.68581	0
01/01/2015 to 12/31/2015	$18.68581	$20.11449	0
01/01/2016 to 12/31/2016	$20.11449	$20.29270	0
01/01/2017 to 12/31/2017	$20.29270	$27.48736	0
01/01/2018 to 12/31/2018	$27.48736	$28.04255	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.73868	$7.82812	0
01/01/2010 to 12/31/2010	$7.82812	$8.64657	0
01/01/2011 to 12/31/2011	$8.64657	$8.45207	0
01/01/2012 to 12/31/2012	$8.45207	$9.41504	0
01/01/2013 to 12/31/2013	$9.41504	$12.45129	0
01/01/2014 to 12/31/2014	$12.45129	$12.42173	0
01/01/2015 to 12/31/2015	$12.42173	$11.46220	0
01/01/2016 to 12/31/2016	$11.46220	$11.94999	0
01/01/2017 to 12/31/2017	$11.94999	$13.68240	0
01/01/2018 to 12/31/2018	$13.68240	$12.13415	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$6.65868	$9.76890	0
01/01/2010 to 12/31/2010	$9.76890	$11.55903	0
01/01/2011 to 12/31/2011	$11.55903	$9.66094	0
01/01/2012 to 12/31/2012	$9.66094	$9.83312	0
01/01/2013 to 12/31/2013	$9.83312	$11.14493	0
01/01/2014 to 12/31/2014	$11.14493	$10.03245	0
01/01/2015 to 12/31/2015	$10.03245	$7.95758	0
01/01/2016 to 12/31/2016	$7.95758	$9.74139	0
01/01/2017 to 12/31/2017	$9.74139	$10.55585	0
01/01/2018 to 12/31/2018	$10.55585	$8.64152	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.62110	$11.69736	0
01/01/2010 to 12/31/2010	$11.69736	$12.15050	0
01/01/2011 to 12/31/2011	$12.15050	$12.42820	0
01/01/2012 to 12/31/2012	$12.42820	$12.84611	0
01/01/2013 to 12/31/2013	$12.84611	$12.14534	0
01/01/2014 to 12/31/2014	$12.14534	$11.99695	0
01/01/2015 to 12/31/2015	$11.99695	$11.24056	0
01/01/2016 to 12/31/2016	$11.24056	$11.52343	0
01/01/2017 to 12/31/2017	$11.52343	$11.55122	0
01/01/2018 to 12/31/2018	$11.55122	$11.57265	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.37746	$8.70075	0
01/01/2010 to 12/31/2010	$8.70075	$10.56476	0
01/01/2011 to 12/31/2011	$10.56476	$10.02005	0
01/01/2012 to 12/31/2012	$10.02005	$11.65476	0
01/01/2013 to 12/31/2013	$11.65476	$15.15987	0
01/01/2014 to 12/31/2014	$15.15987	$17.12104	0
01/01/2015 to 12/31/2015	$17.12104	$15.70686	0
01/01/2016 to 12/31/2016	$15.70686	$17.58913	0
01/01/2017 to 12/31/2017	$17.58913	$20.48067	0
01/01/2018 to 12/31/2018	$20.48067	$16.79201	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.48888	$8.18645	0
01/01/2010 to 12/31/2010	$8.18645	$9.21884	0
01/01/2011 to 12/31/2011	$9.21884	$8.74318	0
01/01/2012 to 12/31/2012	$8.74318	$9.53381	0
01/01/2013 to 12/31/2013	$9.53381	$11.28536	0
01/01/2014 to 12/31/2014	$11.28536	$11.69594	0
01/01/2015 to 12/31/2015	$11.69594	$11.41643	0
01/01/2016 to 12/31/2016	$11.41643	$11.94668	0
01/01/2017 to 12/31/2017	$11.94668	$13.33135	0
01/01/2018 to 12/31/2018	$13.33135	$12.43990	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.29077	$10.18779	0
01/01/2010 to 12/31/2010	$10.18779	$10.78811	0
01/01/2011 to 12/31/2011	$10.78811	$11.23601	0
01/01/2012 to 12/31/2012	$11.23601	$11.90383	0
01/01/2013 to 12/31/2013	$11.90383	$11.51876	0
01/01/2014 to 12/31/2014	$11.51876	$12.12944	0
01/01/2015 to 12/31/2015	$12.12944	$12.06224	0
01/01/2016 to 12/31/2016	$12.06224	$12.45965	0
01/01/2017 to 12/31/2017	$12.45965	$13.01196	0
01/01/2018 to 12/31/2018	$13.01196	$12.49119	0
*Denotes the start date of these sub-accounts

PREMIER Bb SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit, OR Highest Daily Lifetime Five Income Benefit, and Combination 5% roll-up and HAV Death Benefit (2.05%) OR Lifetime Five Income Benefit and Highest Daily Value Death Benefit (2.05%) OR HD GRO 60 bps and
Combo DB (2.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.52065	$9.16461	6,403,388
01/01/2010 to 12/31/2010	$9.16461	$10.05503	6,481,639
01/01/2011 to 12/31/2011	$10.05503	$9.59133	5,215,981
01/01/2012 to 12/31/2012	$9.59133	$10.57941	5,453,100
01/01/2013 to 12/31/2013	$10.57941	$11.40088	5,272,579
01/01/2014 to 12/31/2014	$11.40088	$11.59844	4,828,769
01/01/2015 to 12/31/2015	$11.59844	$10.99949	4,010,234
01/01/2016 to 12/31/2016	$10.99949	$11.46192	3,411,797
01/01/2017 to 12/31/2017	$11.46192	$12.64588	3,256,993
01/01/2018 to 12/31/2018	$12.64588	$11.38237	2,460,395
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.72388	$9.55169	2,392,702
01/01/2010 to 12/31/2010	$9.55169	$10.64273	2,509,896
01/01/2011 to 12/31/2011	$10.64273	$10.44088	1,976,971
01/01/2012 to 12/31/2012	$10.44088	$11.62737	2,134,048
01/01/2013 to 12/31/2013	$11.62737	$13.28030	2,280,593
01/01/2014 to 12/31/2014	$13.28030	$13.80833	2,077,002
01/01/2015 to 12/31/2015	$13.80833	$13.63950	1,841,403
01/01/2016 to 12/31/2016	$13.63950	$14.31596	1,615,998
01/01/2017 to 12/31/2017	$14.31596	$16.40373	1,530,373
01/01/2018 to 12/31/2018	$16.40373	$15.12627	1,199,379
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99833	$11.60828	0
01/01/2014 to 12/31/2014	$11.60828	$12.87311	0
01/01/2015 to 12/31/2015	$12.87311	$12.83237	382
01/01/2016 to 12/31/2016	$12.83237	$13.92101	0
01/01/2017 to 12/31/2017	$13.92101	$16.66177	0
01/01/2018 to 12/31/2018	$16.66177	$14.99726	520
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.82382	$9.45287	5,940,132
01/01/2010 to 12/31/2010	$9.45287	$10.40364	6,021,508
01/01/2011 to 12/31/2011	$10.40364	$10.07115	5,192,756
01/01/2012 to 12/31/2012	$10.07115	$11.09968	5,454,823
01/01/2013 to 12/31/2013	$11.09968	$12.79626	5,258,287
01/01/2014 to 12/31/2014	$12.79626	$13.35694	5,074,259
01/01/2015 to 12/31/2015	$13.35694	$13.15089	4,693,024
01/01/2016 to 12/31/2016	$13.15089	$13.69899	4,085,332
01/01/2017 to 12/31/2017	$13.69899	$15.42548	3,724,185
01/01/2018 to 12/31/2018	$15.42548	$14.36814	3,474,002
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99833	$9.14439	11,718
01/01/2012 to 12/31/2012	$9.14439	$10.02630	44,567
01/01/2013 to 12/31/2013	$10.02630	$10.89118	42,302
01/01/2014 to 12/31/2014	$10.89118	$11.19488	62,311
01/01/2015 to 12/31/2015	$11.19488	$10.64075	123,989
01/01/2016 to 12/31/2016	$10.64075	$11.15336	107,359
01/01/2017 to 12/31/2017	$11.15336	$12.30828	99,538
01/01/2018 to 12/31/2018	$12.30828	$11.42302	60,511

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.51970	$11.36291	155,535
01/01/2010 to 12/31/2010	$11.36291	$11.56869	218,728
01/01/2011 to 12/31/2011	$11.56869	$11.59154	151,373
01/01/2012 to 12/31/2012	$11.59154	$11.89152	145,930
01/01/2013 to 12/31/2013	$11.89152	$11.39925	109,039
01/01/2014 to 12/31/2014	$11.39925	$11.15957	98,281
01/01/2015 to 12/31/2015	$11.15957	$10.98831	89,333
01/01/2016 to 12/31/2016	$10.98831	$10.94433	92,907
01/01/2017 to 12/31/2017	$10.94433	$10.90777	93,447
01/01/2018 to 12/31/2018	$10.90777	$10.76708	86,636
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.44693	$11.92891	789,347
01/01/2010 to 12/31/2010	$11.92891	$12.59155	951,902
01/01/2011 to 12/31/2011	$12.59155	$12.73127	781,155
01/01/2012 to 12/31/2012	$12.73127	$13.63808	817,374
01/01/2013 to 12/31/2013	$13.63808	$13.11863	777,758
01/01/2014 to 12/31/2014	$13.11863	$13.39908	738,034
01/01/2015 to 12/31/2015	$13.39908	$12.85311	591,656
01/01/2016 to 12/31/2016	$12.85311	$13.12796	538,661
01/01/2017 to 12/31/2017	$13.12796	$13.42599	530,584
01/01/2018 to 12/31/2018	$13.42599	$13.06797	428,647
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92265	$9.67902	0
01/01/2010 to 12/31/2010	$9.67902	$10.54551	0
01/01/2011 to 12/31/2011	$10.54551	$11.73731	0
01/01/2012 to 12/31/2012	$11.73731	$12.15857	0
01/01/2013 to 12/31/2013	$12.15857	$11.53989	0
01/01/2014 to 12/31/2014	$11.53989	$11.60917	0
01/01/2015 to 12/31/2015	$11.60917	$11.46813	0
01/01/2016 to 12/31/2016	$11.46813	$11.41909	0
01/01/2017 to 12/31/2017	$11.41909	$11.27011	0
01/01/2018 to 12/31/2018	$11.27011	$11.12629	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90543	$9.57969	0
01/01/2010 to 12/31/2010	$9.57969	$10.45380	0
01/01/2011 to 12/31/2011	$10.45380	$11.88036	0
01/01/2012 to 12/31/2012	$11.88036	$12.32352	0
01/01/2013 to 12/31/2013	$12.32352	$11.49247	0
01/01/2014 to 12/31/2014	$11.49247	$11.74177	0
01/01/2015 to 12/31/2015	$11.74177	$11.62909	0
01/01/2016 to 12/31/2016	$11.62909	$11.56072	0
01/01/2017 to 12/31/2017	$11.56072	$11.41525	0
01/01/2018 to 12/31/2018	$11.41525	$11.24772	0
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88414	$9.25455	0
01/01/2010 to 12/31/2010	$9.25455	$10.14278	0
01/01/2011 to 12/31/2011	$10.14278	$11.79550	0
01/01/2012 to 12/31/2012	$11.79550	$12.28859	0
01/01/2013 to 12/31/2013	$12.28859	$11.25704	0
01/01/2014 to 12/31/2014	$11.25704	$11.71029	0
01/01/2015 to 12/31/2015	$11.71029	$11.65023	0
01/01/2016 to 12/31/2016	$11.65023	$11.64010	0
01/01/2017 to 12/31/2017	$11.64010	$11.50782	0
01/01/2018 to 12/31/2018	$11.50782	$11.30811	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99778	$10.98498	0
01/01/2011 to 12/31/2011	$10.98498	$12.94990	0
01/01/2012 to 12/31/2012	$12.94990	$13.55154	0
01/01/2013 to 12/31/2013	$13.55154	$12.34960	0
01/01/2014 to 12/31/2014	$12.34960	$13.03103	0
01/01/2015 to 12/31/2015	$13.03103	$12.99690	0
01/01/2016 to 12/31/2016	$12.99690	$12.99542	0
01/01/2017 to 12/31/2017	$12.99542	$12.93625	0
01/01/2018 to 12/31/2018	$12.93625	$12.68344	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99833	$11.99503	0
01/01/2012 to 12/31/2012	$11.99503	$12.44101	0
01/01/2013 to 12/31/2013	$12.44101	$11.00299	0
01/01/2014 to 12/31/2014	$11.00299	$11.90004	0
01/01/2015 to 12/31/2015	$11.90004	$11.90542	0
01/01/2016 to 12/31/2016	$11.90542	$11.87987	0
01/01/2017 to 12/31/2017	$11.87987	$11.82450	0
01/01/2018 to 12/31/2018	$11.82450	$11.56857	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99778	$10.37684	0
01/01/2013 to 12/31/2013	$10.37684	$9.13129	0
01/01/2014 to 12/31/2014	$9.13129	$10.07694	0
01/01/2015 to 12/31/2015	$10.07694	$10.14190	0
01/01/2016 to 12/31/2016	$10.14190	$10.12845	0
01/01/2017 to 12/31/2017	$10.12845	$10.09375	0
01/01/2018 to 12/31/2018	$10.09375	$9.86381	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73091	0
01/01/2014 to 12/31/2014	$8.73091	$9.80379	0
01/01/2015 to 12/31/2015	$9.80379	$9.87971	0
01/01/2016 to 12/31/2016	$9.87971	$9.86617	0
01/01/2017 to 12/31/2017	$9.86617	$9.83122	0
01/01/2018 to 12/31/2018	$9.83122	$9.57069	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27883	0
01/01/2015 to 12/31/2015	$11.27883	$11.27315	0
01/01/2016 to 12/31/2016	$11.27315	$11.32023	0
01/01/2017 to 12/31/2017	$11.32023	$11.29636	0
01/01/2018 to 12/31/2018	$11.29636	$10.98688	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91666	0
01/01/2016 to 12/31/2016	$9.91666	$9.91963	0
01/01/2017 to 12/31/2017	$9.91963	$9.95622	0
01/01/2018 to 12/31/2018	$9.95622	$9.65366	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99778	$9.85844	0
01/01/2017 to 12/31/2017	$9.85844	$9.92020	0
01/01/2018 to 12/31/2018	$9.92020	$9.59751	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99778	$10.01529	0
01/01/2018 to 12/31/2018	$10.01529	$9.61132	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99778	$9.64119	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.25187	$8.90621	7,701,858
01/01/2010 to 12/31/2010	$8.90621	$9.89472	8,056,803
01/01/2011 to 12/31/2011	$9.89472	$9.46090	6,257,591
01/01/2012 to 12/31/2012	$9.46090	$10.54275	6,771,067
01/01/2013 to 12/31/2013	$10.54275	$12.67414	7,132,679
01/01/2014 to 12/31/2014	$12.67414	$13.28825	6,840,625
01/01/2015 to 12/31/2015	$13.28825	$13.09071	6,440,012
01/01/2016 to 12/31/2016	$13.09071	$13.70520	5,782,808
01/01/2017 to 12/31/2017	$13.70520	$15.83335	5,477,171
01/01/2018 to 12/31/2018	$15.83335	$14.54882	4,543,666
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99833	$11.62670	20,165
01/01/2014 to 12/31/2014	$11.62670	$12.94374	26,017
01/01/2015 to 12/31/2015	$12.94374	$12.23058	15,982
01/01/2016 to 12/31/2016	$12.23058	$13.77051	17,818
01/01/2017 to 12/31/2017	$13.77051	$15.97822	26,473
01/01/2018 to 12/31/2018	$15.97822	$14.90941	24,294
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$6.03531	$7.80228	99,922
01/01/2010 to 12/31/2010	$7.80228	$9.83932	115,670
01/01/2011 to 12/31/2011	$9.83932	$10.27737	91,118
01/01/2012 to 12/31/2012	$10.27737	$11.61618	116,779
01/01/2013 to 12/31/2013	$11.61618	$11.73944	108,449
01/01/2014 to 12/31/2014	$11.73944	$15.05995	103,910
01/01/2015 to 12/31/2015	$15.05995	$15.47230	90,999
01/01/2016 to 12/31/2016	$15.47230	$15.89222	87,178
01/01/2017 to 12/31/2017	$15.89222	$16.54645	74,831
01/01/2018 to 12/31/2018	$16.54645	$15.44135	61,239
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.17065	$8.70250	2,453,023
01/01/2010 to 12/31/2010	$8.70250	$9.75259	2,624,502
01/01/2011 to 12/31/2011	$9.75259	$9.41320	2,330,805
01/01/2012 to 12/31/2012	$9.41320	$10.20477	2,449,342
01/01/2013 to 12/31/2013	$10.20477	$11.47571	2,332,694
01/01/2014 to 12/31/2014	$11.47571	$11.59966	2,102,801
01/01/2015 to 12/31/2015	$11.59966	$11.47924	1,861,540
01/01/2016 to 12/31/2016	$11.47924	$11.72756	1,648,516
01/01/2017 to 12/31/2017	$11.72756	$13.38559	1,502,400
01/01/2018 to 12/31/2018	$13.38559	$12.09942	1,113,557
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10332	$8.07992	7,533
01/01/2010 to 12/31/2010	$8.07992	$9.51698	8,974
01/01/2011 to 12/31/2011	$9.51698	$8.85615	14,313
01/01/2012 to 12/31/2012	$8.85615	$11.00403	28,763
01/01/2013 to 12/31/2013	$11.00403	$11.25178	26,458
01/01/2014 to 12/31/2014	$11.25178	$12.56094	32,564
01/01/2015 to 12/31/2015	$12.56094	$12.29755	21,523
01/01/2016 to 12/31/2016	$12.29755	$12.15888	25,939
01/01/2017 to 12/31/2017	$12.15888	$13.21242	24,902
01/01/2018 to 12/31/2018	$13.21242	$12.33584	15,948

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.59044	$7.69719	108,452
01/01/2010 to 12/31/2010	$7.69719	$8.51452	108,896
01/01/2011 to 12/31/2011	$8.51452	$7.88321	123,164
01/01/2012 to 12/31/2012	$7.88321	$9.24382	147,553
01/01/2013 to 12/31/2013	$9.24382	$12.09651	112,148
01/01/2014 to 12/31/2014	$12.09651	$13.41012	153,007
01/01/2015 to 12/31/2015	$13.41012	$12.53342	242,042
01/01/2016 to 12/31/2016	$12.53342	$13.69977	209,265
01/01/2017 to 12/31/2017	$13.69977	$14.73385	194,686
01/01/2018 to 12/31/2018	$14.73385	$13.20524	141,289
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.67880	$10.28128	146,279
01/01/2010 to 12/31/2010	$10.28128	$12.07219	125,854
01/01/2011 to 12/31/2011	$12.07219	$11.47775	107,922
01/01/2012 to 12/31/2012	$11.47775	$13.45286	127,793
01/01/2013 to 12/31/2013	$13.45286	$17.42637	121,703
01/01/2014 to 12/31/2014	$17.42637	$19.04466	116,574
01/01/2015 to 12/31/2015	$19.04466	$17.60098	177,650
01/01/2016 to 12/31/2016	$17.60098	$17.53182	148,608
01/01/2017 to 12/31/2017	$17.53182	$21.83501	141,773
01/01/2018 to 12/31/2018	$21.83501	$20.46346	117,680
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.59716	$9.18532	424,265
01/01/2010 to 12/31/2010	$9.18532	$10.04474	457,592
01/01/2011 to 12/31/2011	$10.04474	$9.79338	445,565
01/01/2012 to 12/31/2012	$9.79338	$10.56843	461,766
01/01/2013 to 12/31/2013	$10.56843	$11.37324	416,606
01/01/2014 to 12/31/2014	$11.37324	$11.59507	395,053
01/01/2015 to 12/31/2015	$11.59507	$11.25878	364,140
01/01/2016 to 12/31/2016	$11.25878	$11.61305	330,990
01/01/2017 to 12/31/2017	$11.61305	$12.77827	350,007
01/01/2018 to 12/31/2018	$12.77827	$11.63649	231,679
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.62678	$9.47993	27,806
01/01/2010 to 12/31/2010	$9.47993	$11.77620	35,349
01/01/2011 to 12/31/2011	$11.77620	$11.69023	46,437
01/01/2012 to 12/31/2012	$11.69023	$13.25235	50,032
01/01/2013 to 12/31/2013	$13.25235	$18.02652	46,071
01/01/2014 to 12/31/2014	$18.02652	$18.93581	45,873
01/01/2015 to 12/31/2015	$18.93581	$17.53585	46,623
01/01/2016 to 12/31/2016	$17.53585	$21.36233	35,337
01/01/2017 to 12/31/2017	$21.36233	$23.48574	39,459
01/01/2018 to 12/31/2018	$23.48574	$19.77476	31,611
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.51516	$10.32932	319,983
01/01/2010 to 12/31/2010	$10.32932	$10.12431	206,149
01/01/2011 to 12/31/2011	$10.12431	$9.92340	219,016
01/01/2012 to 12/31/2012	$9.92340	$9.72484	239,664
01/01/2013 to 12/31/2013	$9.72484	$9.52949	141,037
01/01/2014 to 12/31/2014	$9.52949	$9.33804	160,753
01/01/2015 to 12/31/2015	$9.33804	$9.15043	112,097
01/01/2016 to 12/31/2016	$9.15043	$8.96708	180,104
01/01/2017 to 12/31/2017	$8.96708	$8.81730	79,176
01/01/2018 to 12/31/2018	$8.81730	$8.75156	70,294

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.72288	$10.25837	98,174
01/01/2010 to 12/31/2010	$10.25837	$11.40941	117,981
01/01/2011 to 12/31/2011	$11.40941	$11.53541	101,852
01/01/2012 to 12/31/2012	$11.53541	$12.87158	133,663
01/01/2013 to 12/31/2013	$12.87158	$13.51865	119,485
01/01/2014 to 12/31/2014	$13.51865	$13.58597	121,383
01/01/2015 to 12/31/2015	$13.58597	$12.83860	106,139
01/01/2016 to 12/31/2016	$12.83860	$14.51833	104,869
01/01/2017 to 12/31/2017	$14.51833	$15.29039	92,069
01/01/2018 to 12/31/2018	$15.29039	$14.68397	76,732
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.98792	$7.00799	193,547
01/01/2010 to 12/31/2010	$7.00799	$7.77093	189,197
01/01/2011 to 12/31/2011	$7.77093	$7.29646	159,734
01/01/2012 to 12/31/2012	$7.29646	$8.35699	156,160
01/01/2013 to 12/31/2013	$8.35699	$11.45354	169,043
01/01/2014 to 12/31/2014	$11.45354	$12.76622	173,213
01/01/2015 to 12/31/2015	$12.76622	$11.52948	160,190
01/01/2016 to 12/31/2016	$11.52948	$13.54531	144,210
01/01/2017 to 12/31/2017	$13.54531	$15.82152	163,275
01/01/2018 to 12/31/2018	$15.82152	$13.30797	156,144
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$6.01888	$7.97937	144,204
01/01/2010 to 12/31/2010	$7.97937	$8.95266	142,115
01/01/2011 to 12/31/2011	$8.95266	$7.63921	121,556
01/01/2012 to 12/31/2012	$7.63921	$9.01008	128,199
01/01/2013 to 12/31/2013	$9.01008	$10.51170	130,106
01/01/2014 to 12/31/2014	$10.51170	$9.73144	129,986
01/01/2015 to 12/31/2015	$9.73144	$9.83612	123,989
01/01/2016 to 12/31/2016	$9.83612	$9.27474	106,923
01/01/2017 to 12/31/2017	$9.27474	$12.30886	100,814
01/01/2018 to 12/31/2018	$12.30886	$10.45245	86,796
AST International Value Portfolio
01/01/2009 to 12/31/2009	$6.86748	$8.78189	161,271
01/01/2010 to 12/31/2010	$8.78189	$9.55932	143,460
01/01/2011 to 12/31/2011	$9.55932	$8.19186	116,484
01/01/2012 to 12/31/2012	$8.19186	$9.36563	111,451
01/01/2013 to 12/31/2013	$9.36563	$10.96415	111,252
01/01/2014 to 12/31/2014	$10.96415	$10.02361	113,509
01/01/2015 to 12/31/2015	$10.02361	$9.90247	101,752
01/01/2016 to 12/31/2016	$9.90247	$9.76033	93,701
01/01/2017 to 12/31/2017	$9.76033	$11.74683	85,930
01/01/2018 to 12/31/2018	$11.74683	$9.65224	69,780
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.69598	$11.66588	3,643,097
01/01/2010 to 12/31/2010	$11.66588	$12.66748	1,688,626
01/01/2011 to 12/31/2011	$12.66748	$13.95826	6,300,372
01/01/2012 to 12/31/2012	$13.95826	$14.96335	3,411,133
01/01/2013 to 12/31/2013	$14.96335	$14.19618	1,787,174
01/01/2014 to 12/31/2014	$14.19618	$14.84713	1,694,127
01/01/2015 to 12/31/2015	$14.84713	$14.71950	3,217,085
01/01/2016 to 12/31/2016	$14.71950	$15.03084	3,616,618
01/01/2017 to 12/31/2017	$15.03084	$15.36477	2,418,369
01/01/2018 to 12/31/2018	$15.36477	$15.01428	4,867,810

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.12219	$8.84025	303,986
01/01/2010 to 12/31/2010	$8.84025	$9.85968	322,410
01/01/2011 to 12/31/2011	$9.85968	$9.60684	288,926
01/01/2012 to 12/31/2012	$9.60684	$10.69231	288,880
01/01/2013 to 12/31/2013	$10.69231	$12.18347	277,424
01/01/2014 to 12/31/2014	$12.18347	$12.69855	260,905
01/01/2015 to 12/31/2015	$12.69855	$12.31320	221,541
01/01/2016 to 12/31/2016	$12.31320	$12.69583	195,385
01/01/2017 to 12/31/2017	$12.69583	$14.55100	185,567
01/01/2018 to 12/31/2018	$14.55100	$13.20596	151,522
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$6.50272	$8.65847	155,384
01/01/2010 to 12/31/2010	$8.65847	$9.09287	151,899
01/01/2011 to 12/31/2011	$9.09287	$8.09515	137,104
01/01/2012 to 12/31/2012	$8.09515	$9.67028	134,987
01/01/2013 to 12/31/2013	$9.67028	$10.93165	145,446
01/01/2014 to 12/31/2014	$10.93165	$10.03007	200,333
01/01/2015 to 12/31/2015	$10.03007	$9.55383	181,716
01/01/2016 to 12/31/2016	$9.55383	$9.54318	170,203
01/01/2017 to 12/31/2017	$9.54318	$12.12309	160,276
01/01/2018 to 12/31/2018	$12.12309	$9.80309	123,514
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$8.47786	$10.13685	1,938,181
01/01/2010 to 12/31/2010	$10.13685	$10.66025	1,964,380
01/01/2011 to 12/31/2011	$10.66025	$10.47082	1,595,962
01/01/2012 to 12/31/2012	$10.47082	$11.35999	1,683,963
01/01/2013 to 12/31/2013	$11.35999	$12.35987	1,692,987
01/01/2014 to 12/31/2014	$12.35987	$12.77152	1,535,359
01/01/2015 to 12/31/2015	$12.77152	$12.49209	1,277,556
01/01/2016 to 12/31/2016	$12.49209	$12.71153	1,135,796
01/01/2017 to 12/31/2017	$12.71153	$13.96935	1,096,672
01/01/2018 to 12/31/2018	$13.96935	$12.98548	805,462
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08372	$10.28564	0
01/01/2010 to 12/31/2010	$10.28564	$11.21966	2,278
01/01/2011 to 12/31/2011	$11.21966	$11.06744	6,036
01/01/2012 to 12/31/2012	$11.06744	$12.49182	14,264
01/01/2013 to 12/31/2013	$12.49182	$16.70815	11,100
01/01/2014 to 12/31/2014	$16.70815	$17.92857	15,320
01/01/2015 to 12/31/2015	$17.92857	$19.43668	30,134
01/01/2016 to 12/31/2016	$19.43668	$18.76816	29,217
01/01/2017 to 12/31/2017	$18.76816	$24.98207	30,006
01/01/2018 to 12/31/2018	$24.98207	$24.08300	36,443
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.33900	$8.06019	162,034
01/01/2010 to 12/31/2010	$8.06019	$9.45837	169,419
01/01/2011 to 12/31/2011	$9.45837	$9.18401	142,218
01/01/2012 to 12/31/2012	$9.18401	$10.10307	141,094
01/01/2013 to 12/31/2013	$10.10307	$13.52485	134,367
01/01/2014 to 12/31/2014	$13.52485	$14.65664	268,472
01/01/2015 to 12/31/2015	$14.65664	$15.80875	238,890
01/01/2016 to 12/31/2016	$15.80875	$16.35573	209,132
01/01/2017 to 12/31/2017	$16.35573	$21.31561	194,852
01/01/2018 to 12/31/2018	$21.31561	$20.32368	151,884

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$7.68143	$9.89869	46,304
01/01/2010 to 12/31/2010	$9.89869	$10.86845	43,950
01/01/2011 to 12/31/2011	$10.86845	$10.31678	63,362
01/01/2012 to 12/31/2012	$10.31678	$12.44219	74,593
01/01/2013 to 12/31/2013	$12.44219	$15.56154	81,250
01/01/2014 to 12/31/2014	$15.56154	$15.80252	85,756
01/01/2015 to 12/31/2015	$15.80252	$15.25819	86,602
01/01/2016 to 12/31/2016	$15.25819	$16.01568	73,415
01/01/2017 to 12/31/2017	$16.01568	$19.43646	61,664
01/01/2018 to 12/31/2018	$19.43646	$17.22453	51,548
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$7.29262	$8.88300	44,333
01/01/2010 to 12/31/2010	$8.88300	$9.81745	73,010
01/01/2011 to 12/31/2011	$9.81745	$9.56339	55,757
01/01/2012 to 12/31/2012	$9.56339	$10.97198	53,228
01/01/2013 to 12/31/2013	$10.97198	$14.69811	61,461
01/01/2014 to 12/31/2014	$14.69811	$15.65734	99,503
01/01/2015 to 12/31/2015	$15.65734	$16.45185	84,002
01/01/2016 to 12/31/2016	$16.45185	$16.43015	79,548
01/01/2017 to 12/31/2017	$16.43015	$21.04536	111,608
01/01/2018 to 12/31/2018	$21.04536	$21.06359	98,668
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99834	$10.18297	0
01/01/2013 to 12/31/2013	$10.18297	$13.42139	680
01/01/2014 to 12/31/2014	$13.42139	$14.49557	0
01/01/2015 to 12/31/2015	$14.49557	$14.10158	1,091
01/01/2016 to 12/31/2016	$14.10158	$15.67687	2,841
01/01/2017 to 12/31/2017	$15.67687	$18.02672	11,617
01/01/2018 to 12/31/2018	$18.02672	$15.86969	13,482
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.79762	$7.99019	124,978
01/01/2010 to 12/31/2010	$7.99019	$9.66466	149,323
01/01/2011 to 12/31/2011	$9.66466	$9.23545	113,194
01/01/2012 to 12/31/2012	$9.23545	$10.59983	114,457
01/01/2013 to 12/31/2013	$10.59983	$14.75031	126,604
01/01/2014 to 12/31/2014	$14.75031	$16.51376	109,986
01/01/2015 to 12/31/2015	$16.51376	$15.26987	99,780
01/01/2016 to 12/31/2016	$15.26987	$17.69168	91,823
01/01/2017 to 12/31/2017	$17.69168	$19.72777	87,657
01/01/2018 to 12/31/2018	$19.72777	$16.15079	67,930
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99834	$10.29816	78,731
01/01/2013 to 12/31/2013	$10.29816	$12.00014	81,320
01/01/2014 to 12/31/2014	$12.00014	$12.36331	74,865
01/01/2015 to 12/31/2015	$12.36331	$11.96448	73,018
01/01/2016 to 12/31/2016	$11.96448	$12.23134	68,637
01/01/2017 to 12/31/2017	$12.23134	$13.96315	59,545
01/01/2018 to 12/31/2018	$13.96315	$12.54896	42,598

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56466	$9.07977	76,455
01/01/2010 to 12/31/2010	$9.07977	$10.87894	147,559
01/01/2011 to 12/31/2011	$10.87894	$8.49952	116,033
01/01/2012 to 12/31/2012	$8.49952	$9.82181	81,185
01/01/2013 to 12/31/2013	$9.82181	$9.64592	74,537
01/01/2014 to 12/31/2014	$9.64592	$9.00946	66,984
01/01/2015 to 12/31/2015	$9.00946	$7.35166	61,123
01/01/2016 to 12/31/2016	$7.35166	$8.09484	60,565
01/01/2017 to 12/31/2017	$8.09484	$10.02517	73,881
01/01/2018 to 12/31/2018	$10.02517	$8.44287	62,269
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.73325	$10.27253	4,619,314
01/01/2010 to 12/31/2010	$10.27253	$11.13028	4,613,315
01/01/2011 to 12/31/2011	$11.13028	$11.01569	4,303,458
01/01/2012 to 12/31/2012	$11.01569	$11.91379	4,600,016
01/01/2013 to 12/31/2013	$11.91379	$12.74983	4,434,401
01/01/2014 to 12/31/2014	$12.74983	$13.21515	3,853,539
01/01/2015 to 12/31/2015	$13.21515	$12.96826	2,900,451
01/01/2016 to 12/31/2016	$12.96826	$13.41048	2,963,318
01/01/2017 to 12/31/2017	$13.41048	$14.47305	2,752,732
01/01/2018 to 12/31/2018	$14.47305	$13.77798	1,849,600
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01825	$10.06428	0
01/01/2012 to 12/31/2012	$10.06428	$10.56292	8,064
01/01/2013 to 12/31/2013	$10.56292	$10.11124	14,380
01/01/2014 to 12/31/2014	$10.11124	$10.50869	26,435
01/01/2015 to 12/31/2015	$10.50869	$10.26998	29,613
01/01/2016 to 12/31/2016	$10.26998	$10.48769	26,443
01/01/2017 to 12/31/2017	$10.48769	$10.86034	37,321
01/01/2018 to 12/31/2018	$10.86034	$10.55445	41,563
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.52045	$8.04911	2,930,136
01/01/2010 to 12/31/2010	$8.04911	$9.38759	2,993,576
01/01/2011 to 12/31/2011	$9.38759	$8.62754	2,121,795
01/01/2012 to 12/31/2012	$8.62754	$9.54626	2,317,792
01/01/2013 to 12/31/2013	$9.54626	$10.94724	2,290,164
01/01/2014 to 12/31/2014	$10.94724	$11.71398	2,244,588
01/01/2015 to 12/31/2015	$11.71398	$11.40838	2,947,768
01/01/2016 to 12/31/2016	$11.40838	$12.30825	2,719,146
01/01/2017 to 12/31/2017	$12.30825	$14.00322	3,690,772
01/01/2018 to 12/31/2018	$14.00322	$12.67818	2,605,994
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99833	$11.64780	510
01/01/2014 to 12/31/2014	$11.64780	$13.15357	3,271
01/01/2015 to 12/31/2015	$13.15357	$13.08815	3,398
01/01/2016 to 12/31/2016	$13.08815	$14.21820	2,118
01/01/2017 to 12/31/2017	$14.21820	$16.91682	0
01/01/2018 to 12/31/2018	$16.91682	$15.38975	509

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$6.42985	$7.67574	107,762
01/01/2010 to 12/31/2010	$7.67574	$8.65355	99,843
01/01/2011 to 12/31/2011	$8.65355	$8.77316	81,735
01/01/2012 to 12/31/2012	$8.77316	$10.21323	62,108
01/01/2013 to 12/31/2013	$10.21323	$13.25360	61,591
01/01/2014 to 12/31/2014	$13.25360	$15.22296	54,075
01/01/2015 to 12/31/2015	$15.22296	$15.37656	54,780
01/01/2016 to 12/31/2016	$15.37656	$17.30538	64,555
01/01/2017 to 12/31/2017	$17.30538	$20.73216	58,503
01/01/2018 to 12/31/2018	$20.73216	$18.64424	51,120
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99833	$8.87815	147
01/01/2012 to 12/31/2012	$8.87815	$9.84419	0
01/01/2013 to 12/31/2013	$9.84419	$11.80699	1,482
01/01/2014 to 12/31/2014	$11.80699	$12.32190	1,979
01/01/2015 to 12/31/2015	$12.32190	$12.09248	6,446
01/01/2016 to 12/31/2016	$12.09248	$12.59923	24,759
01/01/2017 to 12/31/2017	$12.59923	$14.59266	26,792
01/01/2018 to 12/31/2018	$14.59266	$13.36449	28,079
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.32858	$8.86096	858,467
01/01/2010 to 12/31/2010	$8.86096	$9.71786	897,851
01/01/2011 to 12/31/2011	$9.71786	$9.34997	818,528
01/01/2012 to 12/31/2012	$9.34997	$10.10392	874,880
01/01/2013 to 12/31/2013	$10.10392	$11.13261	775,302
01/01/2014 to 12/31/2014	$11.13261	$11.46956	763,530
01/01/2015 to 12/31/2015	$11.46956	$11.22056	626,154
01/01/2016 to 12/31/2016	$11.22056	$11.52501	557,408
01/01/2017 to 12/31/2017	$11.52501	$13.12743	511,298
01/01/2018 to 12/31/2018	$13.12743	$11.84579	361,133
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.92475	$7.70205	69,359
01/01/2010 to 12/31/2010	$7.70205	$10.00370	82,880
01/01/2011 to 12/31/2011	$10.00370	$8.51771	98,852
01/01/2012 to 12/31/2012	$8.51771	$10.02169	92,752
01/01/2013 to 12/31/2013	$10.02169	$13.82838	95,869
01/01/2014 to 12/31/2014	$13.82838	$14.22012	94,767
01/01/2015 to 12/31/2015	$14.22012	$14.12036	90,576
01/01/2016 to 12/31/2016	$14.12036	$14.90258	84,516
01/01/2017 to 12/31/2017	$14.90258	$18.64792	59,143
01/01/2018 to 12/31/2018	$18.64792	$16.28987	50,379
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.61289	$8.67722	60,460
01/01/2010 to 12/31/2010	$8.67722	$11.59956	63,825
01/01/2011 to 12/31/2011	$11.59956	$11.25555	63,905
01/01/2012 to 12/31/2012	$11.25555	$12.37201	71,913
01/01/2013 to 12/31/2013	$12.37201	$16.38777	71,701
01/01/2014 to 12/31/2014	$16.38777	$16.67177	67,091
01/01/2015 to 12/31/2015	$16.67177	$16.46521	73,130
01/01/2016 to 12/31/2016	$16.46521	$18.08378	67,139
01/01/2017 to 12/31/2017	$18.08378	$21.95966	64,585
01/01/2018 to 12/31/2018	$21.95966	$19.70773	59,807

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.64799	$8.27329	134,882
01/01/2010 to 12/31/2010	$8.27329	$10.21456	134,234
01/01/2011 to 12/31/2011	$10.21456	$9.41140	133,500
01/01/2012 to 12/31/2012	$9.41140	$10.89686	129,605
01/01/2013 to 12/31/2013	$10.89686	$14.67173	116,657
01/01/2014 to 12/31/2014	$14.67173	$15.13446	100,239
01/01/2015 to 12/31/2015	$15.13446	$14.19116	96,744
01/01/2016 to 12/31/2016	$14.19116	$17.96800	84,410
01/01/2017 to 12/31/2017	$17.96800	$18.90161	73,960
01/01/2018 to 12/31/2018	$18.90161	$15.35744	55,544
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.01637	$9.75142	1,560,710
01/01/2010 to 12/31/2010	$9.75142	$10.65781	1,608,768
01/01/2011 to 12/31/2011	$10.65781	$10.65113	1,421,578
01/01/2012 to 12/31/2012	$10.65113	$11.84541	1,699,927
01/01/2013 to 12/31/2013	$11.84541	$13.56133	1,808,404
01/01/2014 to 12/31/2014	$13.56133	$14.07021	1,791,993
01/01/2015 to 12/31/2015	$14.07021	$13.79333	2,146,518
01/01/2016 to 12/31/2016	$13.79333	$14.53656	1,984,482
01/01/2017 to 12/31/2017	$14.53656	$16.44011	1,905,950
01/01/2018 to 12/31/2018	$16.44011	$15.25000	1,606,624
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.44882	$9.69200	172,730
01/01/2010 to 12/31/2010	$9.69200	$10.99898	189,286
01/01/2011 to 12/31/2011	$10.99898	$10.59556	190,812
01/01/2012 to 12/31/2012	$10.59556	$12.20797	201,854
01/01/2013 to 12/31/2013	$12.20797	$17.22958	233,992
01/01/2014 to 12/31/2014	$17.22958	$18.29241	201,072
01/01/2015 to 12/31/2015	$18.29241	$19.64280	223,816
01/01/2016 to 12/31/2016	$19.64280	$19.76845	212,855
01/01/2017 to 12/31/2017	$19.76845	$26.71188	115,261
01/01/2018 to 12/31/2018	$26.71188	$27.18432	99,252
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.69452	$7.75779	96,419
01/01/2010 to 12/31/2010	$7.75779	$8.54781	76,351
01/01/2011 to 12/31/2011	$8.54781	$8.33514	85,319
01/01/2012 to 12/31/2012	$8.33514	$9.26205	94,670
01/01/2013 to 12/31/2013	$9.26205	$12.21905	84,453
01/01/2014 to 12/31/2014	$12.21905	$12.16013	85,629
01/01/2015 to 12/31/2015	$12.16013	$11.19323	76,725
01/01/2016 to 12/31/2016	$11.19323	$11.64111	71,465
01/01/2017 to 12/31/2017	$11.64111	$13.29614	80,980
01/01/2018 to 12/31/2018	$13.29614	$11.76250	71,285
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$6.61501	$9.68103	570,448
01/01/2010 to 12/31/2010	$9.68103	$11.42701	540,982
01/01/2011 to 12/31/2011	$11.42701	$9.52728	430,042
01/01/2012 to 12/31/2012	$9.52728	$9.67331	417,371
01/01/2013 to 12/31/2013	$9.67331	$10.93697	412,034
01/01/2014 to 12/31/2014	$10.93697	$9.82112	403,549
01/01/2015 to 12/31/2015	$9.82112	$7.77089	344,781
01/01/2016 to 12/31/2016	$7.77089	$9.48960	324,045
01/01/2017 to 12/31/2017	$9.48960	$10.25786	281,452
01/01/2018 to 12/31/2018	$10.25786	$8.37681	217,059

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.55165	$11.59239	154,889
01/01/2010 to 12/31/2010	$11.59239	$12.01191	102,119
01/01/2011 to 12/31/2011	$12.01191	$12.25648	87,685
01/01/2012 to 12/31/2012	$12.25648	$12.63750	82,912
01/01/2013 to 12/31/2013	$12.63750	$11.91883	77,586
01/01/2014 to 12/31/2014	$11.91883	$11.74447	72,819
01/01/2015 to 12/31/2015	$11.74447	$10.97709	70,182
01/01/2016 to 12/31/2016	$10.97709	$11.22586	58,706
01/01/2017 to 12/31/2017	$11.22586	$11.22547	56,479
01/01/2018 to 12/31/2018	$11.22547	$11.21862	45,020
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.33563	$8.62254	68,287
01/01/2010 to 12/31/2010	$8.62254	$10.44421	75,740
01/01/2011 to 12/31/2011	$10.44421	$9.88148	80,974
01/01/2012 to 12/31/2012	$9.88148	$11.46534	84,044
01/01/2013 to 12/31/2013	$11.46534	$14.87695	55,495
01/01/2014 to 12/31/2014	$14.87695	$16.76037	45,915
01/01/2015 to 12/31/2015	$16.76037	$15.33822	46,843
01/01/2016 to 12/31/2016	$15.33822	$17.13428	39,613
01/01/2017 to 12/31/2017	$17.13428	$19.90241	37,762
01/01/2018 to 12/31/2018	$19.90241	$16.27761	30,483
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.44647	$8.11299	709,214
01/01/2010 to 12/31/2010	$8.11299	$9.11364	665,490
01/01/2011 to 12/31/2011	$9.11364	$8.62227	578,409
01/01/2012 to 12/31/2012	$8.62227	$9.37869	533,811
01/01/2013 to 12/31/2013	$9.37869	$11.07462	607,157
01/01/2014 to 12/31/2014	$11.07462	$11.44949	742,269
01/01/2015 to 12/31/2015	$11.44949	$11.14844	622,079
01/01/2016 to 12/31/2016	$11.14844	$11.63778	599,870
01/01/2017 to 12/31/2017	$11.63778	$12.95503	575,123
01/01/2018 to 12/31/2018	$12.95503	$12.05900	483,331
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.26513	$10.13485	183,941
01/01/2010 to 12/31/2010	$10.13485	$10.70573	218,069
01/01/2011 to 12/31/2011	$10.70573	$11.12302	217,013
01/01/2012 to 12/31/2012	$11.12302	$11.75517	265,418
01/01/2013 to 12/31/2013	$11.75517	$11.34702	213,265
01/01/2014 to 12/31/2014	$11.34702	$11.91938	221,231
01/01/2015 to 12/31/2015	$11.91938	$11.82438	223,216
01/01/2016 to 12/31/2016	$11.82438	$12.18416	219,735
01/01/2017 to 12/31/2017	$12.18416	$12.69318	228,029
01/01/2018 to 12/31/2018	$12.69318	$12.15514	293,559
*Denotes the start date of these sub-accounts

PREMIER Bb SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.36563	$9.06905	85,377
01/01/2010 to 12/31/2010	$9.06905	$10.05357	99,862
01/01/2011 to 12/31/2011	$10.05357	$9.68945	172,922
01/01/2012 to 12/31/2012	$9.68945	$10.79903	187,764
01/01/2013 to 12/31/2013	$10.79903	$11.75851	169,163
01/01/2014 to 12/31/2014	$11.75851	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
01/01/2017 to 12/31/2017	$12.19380	$13.59275	280,237
01/01/2018 to 12/31/2018	$13.59275	$12.36263	241,676
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.53017	$9.40896	0
01/01/2010 to 12/31/2010	$9.40896	$10.59254	0
01/01/2011 to 12/31/2011	$10.59254	$10.49952	36,272
01/01/2012 to 12/31/2012	$10.49952	$11.81435	79,091
01/01/2013 to 12/31/2013	$11.81435	$13.63409	158,790
01/01/2014 to 12/31/2014	$13.63409	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
01/01/2017 to 12/31/2017	$15.16031	$17.55127	276,330
01/01/2018 to 12/31/2018	$17.55127	$16.35373	293,477
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.69051	0
01/01/2014 to 12/31/2014	$11.69051	$13.09913	0
01/01/2015 to 12/31/2015	$13.09913	$13.19338	0
01/01/2016 to 12/31/2016	$13.19338	$14.46107	0
01/01/2017 to 12/31/2017	$14.46107	$17.48760	0
01/01/2018 to 12/31/2018	$17.48760	$15.90533	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.66698	$9.35958	160,708
01/01/2010 to 12/31/2010	$9.35958	$10.40804	226,307
01/01/2011 to 12/31/2011	$10.40804	$10.17985	366,569
01/01/2012 to 12/31/2012	$10.17985	$11.33645	524,542
01/01/2013 to 12/31/2013	$11.33645	$13.20498	566,259
01/01/2014 to 12/31/2014	$13.20498	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384
01/01/2017 to 12/31/2017	$14.58164	$16.58958	1,583,679
01/01/2018 to 12/31/2018	$16.58958	$15.61408	1,661,615
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99918	$9.20827	0
01/01/2012 to 12/31/2012	$9.20827	$10.20156	0
01/01/2013 to 12/31/2013	$10.20156	$11.19672	0
01/01/2014 to 12/31/2014	$11.19672	$11.62858	0
01/01/2015 to 12/31/2015	$11.62858	$11.16796	0
01/01/2016 to 12/31/2016	$11.16796	$11.82721	0
01/01/2017 to 12/31/2017	$11.82721	$13.18731	0
01/01/2018 to 12/31/2018	$13.18731	$12.36688	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.48603	$11.44430	46,373
01/01/2010 to 12/31/2010	$11.44430	$11.77276	96,945
01/01/2011 to 12/31/2011	$11.77276	$11.91843	101,716
01/01/2012 to 12/31/2012	$11.91843	$12.35443	57,567
01/01/2013 to 12/31/2013	$12.35443	$11.96593	61,513
01/01/2014 to 12/31/2014	$11.96593	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
01/01/2017 to 12/31/2017	$11.85025	$11.93304	177,391
01/01/2018 to 12/31/2018	$11.93304	$11.90270	280,925
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.21988	$11.79093	23,401
01/01/2010 to 12/31/2010	$11.79093	$12.57524	35,839
01/01/2011 to 12/31/2011	$12.57524	$12.84647	42,310
01/01/2012 to 12/31/2012	$12.84647	$13.90489	141,041
01/01/2013 to 12/31/2013	$13.90489	$13.51422	157,940
01/01/2014 to 12/31/2014	$13.51422	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
01/01/2017 to 12/31/2017	$13.94960	$14.41424	156,940
01/01/2018 to 12/31/2018	$14.41424	$14.17661	155,240
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.09376	$8.80257	75,060
01/01/2010 to 12/31/2010	$8.80257	$9.88109	85,112
01/01/2011 to 12/31/2011	$9.88109	$9.54594	115,629
01/01/2012 to 12/31/2012	$9.54594	$10.74833	85,759
01/01/2013 to 12/31/2013	$10.74833	$13.05551	147,135
01/01/2014 to 12/31/2014	$13.05551	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059
01/01/2017 to 12/31/2017	$14.56220	$16.99771	642,736
01/01/2018 to 12/31/2018	$16.99771	$15.78215	717,176
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99918	$11.72984	0
01/01/2014 to 12/31/2014	$11.72984	$13.19431	0
01/01/2015 to 12/31/2015	$13.19431	$12.59712	0
01/01/2016 to 12/31/2016	$12.59712	$14.33024	0
01/01/2017 to 12/31/2017	$14.33024	$16.79984	0
01/01/2018 to 12/31/2018	$16.79984	$15.84008	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.02371	$6.56219	2,370
01/01/2010 to 12/31/2010	$6.56219	$8.36127	3,255
01/01/2011 to 12/31/2011	$8.36127	$8.82419	4,845
01/01/2012 to 12/31/2012	$8.82419	$10.07765	33,808
01/01/2013 to 12/31/2013	$10.07765	$10.29050	28,693
01/01/2014 to 12/31/2014	$10.29050	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
01/01/2017 to 12/31/2017	$14.36896	$15.11555	58,323
01/01/2018 to 12/31/2018	$15.11555	$14.25356	59,512

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.98618	$8.56682	35,985
01/01/2010 to 12/31/2010	$8.56682	$9.70021	34,782
01/01/2011 to 12/31/2011	$9.70021	$9.45972	70,843
01/01/2012 to 12/31/2012	$9.45972	$10.36217	125,844
01/01/2013 to 12/31/2013	$10.36217	$11.77393	141,532
01/01/2014 to 12/31/2014	$11.77393	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
01/01/2017 to 12/31/2017	$12.41117	$14.31272	207,742
01/01/2018 to 12/31/2018	$14.31272	$13.07285	192,111
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.13224	$8.20276	146
01/01/2010 to 12/31/2010	$8.20276	$9.76197	137
01/01/2011 to 12/31/2011	$9.76197	$9.17833	541
01/01/2012 to 12/31/2012	$9.17833	$11.52315	1,910
01/01/2013 to 12/31/2013	$11.52315	$11.90508	5,835
01/01/2014 to 12/31/2014	$11.90508	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
01/01/2017 to 12/31/2017	$13.26990	$14.56915	23,573
01/01/2018 to 12/31/2018	$14.56915	$13.74481	23,009
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.23634	$7.35950	6,458
01/01/2010 to 12/31/2010	$7.35950	$8.22556	5,948
01/01/2011 to 12/31/2011	$8.22556	$7.69478	7,670
01/01/2012 to 12/31/2012	$7.69478	$9.11684	17,500
01/01/2013 to 12/31/2013	$9.11684	$12.05440	27,352
01/01/2014 to 12/31/2014	$12.05440	$13.50241	43,345
01/01/2015 to 12/31/2015	$13.50241	$12.75099	179,262
01/01/2016 to 12/31/2016	$12.75099	$14.08203	149,738
01/01/2017 to 12/31/2017	$14.08203	$15.30187	181,023
01/01/2018 to 12/31/2018	$15.30187	$13.85772	178,433
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.73541	$10.47635	231
01/01/2010 to 12/31/2010	$10.47635	$12.42903	782
01/01/2011 to 12/31/2011	$12.42903	$11.93976	1,490
01/01/2012 to 12/31/2012	$11.93976	$14.14015	10,307
01/01/2013 to 12/31/2013	$14.14015	$18.50694	16,778
01/01/2014 to 12/31/2014	$18.50694	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
01/01/2017 to 12/31/2017	$19.20543	$24.16719	79,947
01/01/2018 to 12/31/2018	$24.16719	$22.88626	98,056
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.64998	$9.34543	2,369
01/01/2010 to 12/31/2010	$9.34543	$10.32606	7,551
01/01/2011 to 12/31/2011	$10.32606	$10.17206	13,151
01/01/2012 to 12/31/2012	$10.17206	$11.09154	67,208
01/01/2013 to 12/31/2013	$11.09154	$12.06017	27,028
01/01/2014 to 12/31/2014	$12.06017	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929
01/01/2017 to 12/31/2017	$12.70214	$14.12146	96,526
01/01/2018 to 12/31/2018	$14.12146	$12.99418	83,476

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.66279	$9.62383	517
01/01/2010 to 12/31/2010	$9.62383	$12.07909	1,114
01/01/2011 to 12/31/2011	$12.07909	$12.11532	1,906
01/01/2012 to 12/31/2012	$12.11532	$13.87726	4,328
01/01/2013 to 12/31/2013	$13.87726	$19.07270	10,593
01/01/2014 to 12/31/2014	$19.07270	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
01/01/2017 to 12/31/2017	$23.31383	$25.89693	38,501
01/01/2018 to 12/31/2018	$25.89693	$22.03326	44,443
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.45357	$10.37528	8,118
01/01/2010 to 12/31/2010	$10.37528	$10.27485	23,603
01/01/2011 to 12/31/2011	$10.27485	$10.17598	28,226
01/01/2012 to 12/31/2012	$10.17598	$10.07626	137,020
01/01/2013 to 12/31/2013	$10.07626	$9.97714	122,291
01/01/2014 to 12/31/2014	$9.97714	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
01/01/2017 to 12/31/2017	$9.68399	$9.62117	396,090
01/01/2018 to 12/31/2018	$9.62117	$9.64920	275,729
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.34697	$9.86035	3,032
01/01/2010 to 12/31/2010	$9.86035	$11.08074	18,004
01/01/2011 to 12/31/2011	$11.08074	$11.31919	24,364
01/01/2012 to 12/31/2012	$11.31919	$12.76194	53,227
01/01/2013 to 12/31/2013	$12.76194	$13.54280	47,007
01/01/2014 to 12/31/2014	$13.54280	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
01/01/2017 to 12/31/2017	$15.00201	$15.96360	109,039
01/01/2018 to 12/31/2018	$15.96360	$15.49079	124,974
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.70314	$6.74404	0
01/01/2010 to 12/31/2010	$6.74404	$7.55590	197
01/01/2011 to 12/31/2011	$7.55590	$7.16817	1,094
01/01/2012 to 12/31/2012	$7.16817	$8.29561	14,852
01/01/2013 to 12/31/2013	$8.29561	$11.48738	31,898
01/01/2014 to 12/31/2014	$11.48738	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
01/01/2017 to 12/31/2017	$14.01298	$16.53743	85,467
01/01/2018 to 12/31/2018	$16.53743	$14.05575	103,948
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.93863	$7.95483	448
01/01/2010 to 12/31/2010	$7.95483	$9.01789	458
01/01/2011 to 12/31/2011	$9.01789	$7.77483	437
01/01/2012 to 12/31/2012	$7.77483	$9.26557	8,321
01/01/2013 to 12/31/2013	$9.26557	$10.92201	15,690
01/01/2014 to 12/31/2014	$10.92201	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568
01/01/2017 to 12/31/2017	$9.94030	$13.32866	20,148
01/01/2018 to 12/31/2018	$13.32866	$11.43688	25,328

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2009 to 12/31/2009	$6.45950	$8.34615	0
01/01/2010 to 12/31/2010	$8.34615	$9.17929	607
01/01/2011 to 12/31/2011	$9.17929	$7.94794	1,773
01/01/2012 to 12/31/2012	$7.94794	$9.18156	3,131
01/01/2013 to 12/31/2013	$9.18156	$10.86035	7,431
01/01/2014 to 12/31/2014	$10.86035	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
01/01/2017 to 12/31/2017	$9.97240	$12.12628	12,615
01/01/2018 to 12/31/2018	$12.12628	$10.06836	9,185
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.17178	$8.99427	0
01/01/2010 to 12/31/2010	$8.99427	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	1,208
01/01/2012 to 12/31/2012	$9.97825	$11.22134	27,647
01/01/2013 to 12/31/2013	$11.22134	$12.91910	27,963
01/01/2014 to 12/31/2014	$12.91910	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
01/01/2017 to 12/31/2017	$13.88622	$16.08024	65,148
01/01/2018 to 12/31/2018	$16.08024	$14.74659	61,814
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$6.37232	$8.57302	10,158
01/01/2010 to 12/31/2010	$8.57302	$9.09678	10,379
01/01/2011 to 12/31/2011	$9.09678	$8.18270	11,011
01/01/2012 to 12/31/2012	$8.18270	$9.87658	14,182
01/01/2013 to 12/31/2013	$9.87658	$11.28094	28,745
01/01/2014 to 12/31/2014	$11.28094	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
01/01/2017 to 12/31/2017	$10.15840	$13.03844	128,328
01/01/2018 to 12/31/2018	$13.03844	$10.65367	196,763
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$8.29858	$10.02568	41,174
01/01/2010 to 12/31/2010	$10.02568	$10.65289	41,076
01/01/2011 to 12/31/2011	$10.65289	$10.57215	44,156
01/01/2012 to 12/31/2012	$10.57215	$11.58947	68,595
01/01/2013 to 12/31/2013	$11.58947	$12.74066	67,156
01/01/2014 to 12/31/2014	$12.74066	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
01/01/2017 to 12/31/2017	$13.51574	$15.00708	141,975
01/01/2018 to 12/31/2018	$15.00708	$14.09612	134,968
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08457	$10.29963	0
01/01/2010 to 12/31/2010	$10.29963	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	518
01/01/2013 to 12/31/2013	$12.90295	$17.43738	5,435
01/01/2014 to 12/31/2014	$17.43738	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182
01/01/2017 to 12/31/2017	$20.20390	$27.17167	14,178
01/01/2018 to 12/31/2018	$27.17167	$26.46778	16,937

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.40005	$8.22241	6,687
01/01/2010 to 12/31/2010	$8.22241	$9.74903	6,413
01/01/2011 to 12/31/2011	$9.74903	$9.56442	5,154
01/01/2012 to 12/31/2012	$9.56442	$10.63120	48,310
01/01/2013 to 12/31/2013	$10.63120	$14.37959	35,153
01/01/2014 to 12/31/2014	$14.37959	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
01/01/2017 to 12/31/2017	$17.93663	$23.61802	104,767
01/01/2018 to 12/31/2018	$23.61802	$22.75449	128,715
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$7.15759	$9.31966	15,605
01/01/2010 to 12/31/2010	$9.31966	$10.33903	12,339
01/01/2011 to 12/31/2011	$10.33903	$9.91614	18,473
01/01/2012 to 12/31/2012	$9.91614	$12.08368	28,565
01/01/2013 to 12/31/2013	$12.08368	$15.27018	35,474
01/01/2014 to 12/31/2014	$15.27018	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
01/01/2017 to 12/31/2017	$16.21071	$19.87703	102,439
01/01/2018 to 12/31/2018	$19.87703	$17.79928	108,751
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$7.31108	$8.99798	3,010
01/01/2010 to 12/31/2010	$8.99798	$10.04775	2,559
01/01/2011 to 12/31/2011	$10.04775	$9.88927	3,386
01/01/2012 to 12/31/2012	$9.88927	$11.46400	5,224
01/01/2013 to 12/31/2013	$11.46400	$15.51686	16,702
01/01/2014 to 12/31/2014	$15.51686	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
01/01/2017 to 12/31/2017	$17.89169	$23.15489	77,695
01/01/2018 to 12/31/2018	$23.15489	$23.41734	98,238
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22213	0
01/01/2013 to 12/31/2013	$10.22213	$13.61300	0
01/01/2014 to 12/31/2014	$13.61300	$14.85534	0
01/01/2015 to 12/31/2015	$14.85534	$14.60187	0
01/01/2016 to 12/31/2016	$14.60187	$16.40135	0
01/01/2017 to 12/31/2017	$16.40135	$19.05506	0
01/01/2018 to 12/31/2018	$19.05506	$16.95049	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.86395	$8.16575	10,813
01/01/2010 to 12/31/2010	$8.16575	$9.97960	10,171
01/01/2011 to 12/31/2011	$9.97960	$9.63540	10,393
01/01/2012 to 12/31/2012	$9.63540	$11.17393	15,841
01/01/2013 to 12/31/2013	$11.17393	$15.71072	36,628
01/01/2014 to 12/31/2014	$15.71072	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
01/01/2017 to 12/31/2017	$19.43671	$21.89837	74,157
01/01/2018 to 12/31/2018	$21.89837	$18.11547	87,816

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	16,117
01/01/2013 to 12/31/2013	$10.37057	$12.20998	8,126
01/01/2014 to 12/31/2014	$12.20998	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
01/01/2017 to 12/31/2017	$12.83725	$14.80668	26,954
01/01/2018 to 12/31/2018	$14.80668	$13.44632	22,681
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.59093	$9.21761	129
01/01/2010 to 12/31/2010	$9.21761	$11.15868	125
01/01/2011 to 12/31/2011	$11.15868	$8.80869	2,616
01/01/2012 to 12/31/2012	$8.80869	$10.28504	3,295
01/01/2013 to 12/31/2013	$10.28504	$10.20593	18,822
01/01/2014 to 12/31/2014	$10.20593	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
01/01/2017 to 12/31/2017	$8.83470	$11.05480	36,278
01/01/2018 to 12/31/2018	$11.05480	$9.40746	33,283
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.57497	$10.19125	87,454
01/01/2010 to 12/31/2010	$10.19125	$11.15697	108,923
01/01/2011 to 12/31/2011	$11.15697	$11.15675	207,615
01/01/2012 to 12/31/2012	$11.15675	$12.19226	449,309
01/01/2013 to 12/31/2013	$12.19226	$13.18351	433,397
01/01/2014 to 12/31/2014	$13.18351	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544
01/01/2017 to 12/31/2017	$14.30327	$15.59655	983,931
01/01/2018 to 12/31/2018	$15.59655	$15.00285	894,586
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.56949	$8.19394	29,491
01/01/2010 to 12/31/2010	$8.19394	$9.65573	34,201
01/01/2011 to 12/31/2011	$9.65573	$8.96603	49,820
01/01/2012 to 12/31/2012	$8.96603	$10.02421	61,112
01/01/2013 to 12/31/2013	$10.02421	$11.61472	94,352
01/01/2014 to 12/31/2014	$11.61472	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
01/01/2017 to 12/31/2017	$13.46983	$15.48350	579,941
01/01/2018 to 12/31/2018	$15.48350	$14.16509	601,960
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.73020	0
01/01/2014 to 12/31/2014	$11.73020	$13.38423	0
01/01/2015 to 12/31/2015	$13.38423	$13.45615	0
01/01/2016 to 12/31/2016	$13.45615	$14.76943	0
01/01/2017 to 12/31/2017	$14.76943	$17.75463	0
01/01/2018 to 12/31/2018	$17.75463	$16.32087	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$6.29304	$7.59041	0
01/01/2010 to 12/31/2010	$7.59041	$8.64622	0
01/01/2011 to 12/31/2011	$8.64622	$8.85664	491
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,912
01/01/2013 to 12/31/2013	$10.41779	$13.65949	8,717
01/01/2014 to 12/31/2014	$13.65949	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
01/01/2017 to 12/31/2017	$18.39686	$22.26804	47,201
01/01/2018 to 12/31/2018	$22.26804	$20.23491	57,393
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	21,087
01/01/2013 to 12/31/2013	$10.01604	$12.13798	25,309
01/01/2014 to 12/31/2014	$12.13798	$12.79898	15,325
01/01/2015 to 12/31/2015	$12.79898	$12.69136	93,053
01/01/2016 to 12/31/2016	$12.69136	$13.36031	201,968
01/01/2017 to 12/31/2017	$13.36031	$15.63441	221,992
01/01/2018 to 12/31/2018	$15.63441	$14.46842	278,782
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.37971	$9.01552	0
01/01/2010 to 12/31/2010	$9.01552	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	5,942
01/01/2012 to 12/31/2012	$9.71160	$10.60403	50,477
01/01/2013 to 12/31/2013	$10.60403	$11.80510	62,149
01/01/2014 to 12/31/2014	$11.80510	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
01/01/2017 to 12/31/2017	$12.60617	$14.50774	139,717
01/01/2018 to 12/31/2018	$14.50774	$13.22832	137,096
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$6.04442	$7.93932	3,166
01/01/2010 to 12/31/2010	$7.93932	$10.41905	2,949
01/01/2011 to 12/31/2011	$10.41905	$8.96343	2,264
01/01/2012 to 12/31/2012	$8.96343	$10.65604	9,161
01/01/2013 to 12/31/2013	$10.65604	$14.85632	15,705
01/01/2014 to 12/31/2014	$14.85632	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
01/01/2017 to 12/31/2017	$16.51462	$20.87920	46,248
01/01/2018 to 12/31/2018	$20.87920	$18.42985	62,800
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.73693	$8.93194	0
01/01/2010 to 12/31/2010	$8.93194	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	819
01/01/2012 to 12/31/2012	$11.82778	$13.13644	5,376
01/01/2013 to 12/31/2013	$13.13644	$17.58113	12,287
01/01/2014 to 12/31/2014	$17.58113	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
01/01/2017 to 12/31/2017	$20.01168	$24.55270	24,216
01/01/2018 to 12/31/2018	$24.55270	$22.26553	15,944

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.56669	$8.25723	0
01/01/2010 to 12/31/2010	$8.25723	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	680
01/01/2012 to 12/31/2012	$9.58913	$11.21832	7,416
01/01/2013 to 12/31/2013	$11.21832	$15.26149	17,249
01/01/2014 to 12/31/2014	$15.26149	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
01/01/2017 to 12/31/2017	$19.27868	$20.49063	31,112
01/01/2018 to 12/31/2018	$20.49063	$16.82275	44,188
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.75653	$9.53361	42,393
01/01/2010 to 12/31/2010	$9.53361	$10.52807	33,991
01/01/2011 to 12/31/2011	$10.52807	$10.63067	60,944
01/01/2012 to 12/31/2012	$10.63067	$11.94592	170,982
01/01/2013 to 12/31/2013	$11.94592	$13.81861	463,674
01/01/2014 to 12/31/2014	$13.81861	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845
01/01/2017 to 12/31/2017	$15.27883	$17.45860	944,414
01/01/2018 to 12/31/2018	$17.45860	$16.36414	1,089,691
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.43744	$9.77555	3,241
01/01/2010 to 12/31/2010	$9.77555	$11.20897	3,920
01/01/2011 to 12/31/2011	$11.20897	$10.91000	4,699
01/01/2012 to 12/31/2012	$10.91000	$12.70117	19,767
01/01/2013 to 12/31/2013	$12.70117	$18.11188	40,364
01/01/2014 to 12/31/2014	$18.11188	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
01/01/2017 to 12/31/2017	$21.43515	$29.26401	69,075
01/01/2018 to 12/31/2018	$29.26401	$30.09300	84,325
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.32963	$7.41124	0
01/01/2010 to 12/31/2010	$7.41124	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	4,250
01/01/2012 to 12/31/2012	$8.12903	$9.12709	14,114
01/01/2013 to 12/31/2013	$9.12709	$12.16608	25,451
01/01/2014 to 12/31/2014	$12.16608	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680
01/01/2017 to 12/31/2017	$11.95569	$13.79697	56,686
01/01/2018 to 12/31/2018	$13.79697	$12.33326	110,849
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$6.90317	$10.20784	15,445
01/01/2010 to 12/31/2010	$10.20784	$12.17409	13,337
01/01/2011 to 12/31/2011	$12.17409	$10.25550	19,083
01/01/2012 to 12/31/2012	$10.25550	$10.52125	16,869
01/01/2013 to 12/31/2013	$10.52125	$12.01930	30,337
01/01/2014 to 12/31/2014	$12.01930	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
01/01/2017 to 12/31/2017	$10.75741	$11.74892	94,161
01/01/2018 to 12/31/2018	$11.74892	$9.69486	85,217

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.36499	$11.50569	10,277
01/01/2010 to 12/31/2010	$11.50569	$12.04612	11,386
01/01/2011 to 12/31/2011	$12.04612	$12.41886	12,041
01/01/2012 to 12/31/2012	$12.41886	$12.93840	11,281
01/01/2013 to 12/31/2013	$12.93840	$12.32953	16,494
01/01/2014 to 12/31/2014	$12.32953	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
01/01/2017 to 12/31/2017	$11.97824	$12.10197	88,441
01/01/2018 to 12/31/2018	$12.10197	$12.22110	85,984
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.19415	$8.51751	0
01/01/2010 to 12/31/2010	$8.51751	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	972
01/01/2012 to 12/31/2012	$9.96483	$11.68256	7,983
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,233
01/01/2014 to 12/31/2014	$15.31633	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
01/01/2017 to 12/31/2017	$18.19606	$21.35480	27,034
01/01/2018 to 12/31/2018	$21.35480	$17.64836	28,454
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.31035	$8.02421	13,667
01/01/2010 to 12/31/2010	$8.02421	$9.10752	13,459
01/01/2011 to 12/31/2011	$9.10752	$8.70580	20,325
01/01/2012 to 12/31/2012	$8.70580	$9.56832	21,025
01/01/2013 to 12/31/2013	$9.56832	$11.41596	32,813
01/01/2014 to 12/31/2014	$11.41596	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
01/01/2017 to 12/31/2017	$12.37437	$13.91758	107,900
01/01/2018 to 12/31/2018	$13.91758	$13.09050	100,403
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.37351	$10.35999	3,687
01/01/2010 to 12/31/2010	$10.35999	$11.05727	3,593
01/01/2011 to 12/31/2011	$11.05727	$11.60740	6,542
01/01/2012 to 12/31/2012	$11.60740	$12.39484	37,608
01/01/2013 to 12/31/2013	$12.39484	$12.08896	36,684
01/01/2014 to 12/31/2014	$12.08896	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
01/01/2017 to 12/31/2017	$13.38950	$14.09350	107,980
01/01/2018 to 12/31/2018	$14.09350	$13.63727	340,141
*Denotes the start date of these sub-accounts

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466
Net Assets	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466

NET ASSETS, representing:
Accumulation units	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466
	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466

Units outstanding	68,161,725	45,952,779	42,505,671	2,931,959	3,926,067

Portfolio shares held	7,726,690	9,431,058	2,960,271	324,234	426,055
Portfolio net asset value per share	$10.00	$13.12	$49.02	$28.63	$26.50
Investment in portfolio shares, at cost	$77,266,902	$105,403,087	$80,859,007	$5,692,145	$6,714,592

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$1,187,691	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,153,995	1,837,732	2,522,005	147,673	180,128
NET INVESTMENT INCOME (LOSS)	33,696	(1,837,732)	(2,522,005)	(147,673)	(180,128)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,467,226	13,380,820	618,353	1,042,019
Net change in unrealized appreciation (depreciation) on investments	—	(2,921,368)	(19,531,080)	(1,005,978)	(1,317,844)
NET GAIN (LOSS) ON INVESTMENTS	—	(454,142)	(6,150,260)	(387,625)	(275,825)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$33,696	$(2,291,874)	$(8,672,265)	$(535,298)	$(455,953)

The accompanying notes are an integral part of these financial statements.
A 1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425
Net Assets	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425

NET ASSETS, representing:
Accumulation units	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425
	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425

Units outstanding	61,202,859	25,232,505	567,488	72,391,992	17,862,656

Portfolio shares held	6,445,618	24,587,227	110,399	4,512,658	1,455,387
Portfolio net asset value per share	$28.55	$4.96	$21.99	$56.64	$31.82
Investment in portfolio shares, at cost	$123,403,432	$129,133,984	$3,725,370	$172,839,578	$29,305,800

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$3,920,187	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,339,958	2,030,582	42,051	4,168,246	821,789
NET INVESTMENT INCOME (LOSS)	(3,339,958)	1,889,605	(42,051)	(4,168,246)	(821,789)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,689,572	(620,728)	(94,585)	16,909,451	3,804,330
Net change in unrealized appreciation (depreciation) on investments	(32,732,672)	(4,684,569)	(447,588)	(29,046,554)	(7,292,896)
NET GAIN (LOSS) ON INVESTMENTS	(20,043,100)	(5,305,297)	(542,173)	(12,137,103)	(3,488,566)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(23,383,058)	$(3,415,692)	$(584,224)	$(16,305,349)	$(4,310,355)

The accompanying notes are an integral part of these financial statements.
A 2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193
Net Assets	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193

NET ASSETS, representing:
Accumulation units	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193
	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193

Units outstanding	62,605,657	9,177,373	9,118,315	14,039,703	21,230,039

Portfolio shares held	4,157,175	1,500,334	1,182,092	2,153,815	1,843,607
Portfolio net asset value per share	$61.21	$35.15	$13.04	$23.36	$30.94
Investment in portfolio shares, at cost	$98,937,298	$31,197,164	$16,244,830	$48,476,140	$50,929,081

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$239,227	$1,199,194	$595,168

EXPENSES
Charges for mortality and expense risk, and
for administration	4,375,839	845,410	261,234	853,068	946,986
NET INVESTMENT INCOME (LOSS)	(4,375,839)	(845,410)	(22,007)	346,126	(351,818)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1,684,987	5,062,548	4,262,648
Net realized gain (loss) on shares redeemed	29,135,768	5,509,481	528,786	2,311,667	2,168,028
Net change in unrealized appreciation (depreciation) on investments	(27,688,101)	(10,822,105)	(5,056,422)	(13,811,686)	(12,850,006)
NET GAIN (LOSS) ON INVESTMENTS	1,447,667	(5,312,624)	(2,842,649)	(6,437,471)	(6,419,330)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,928,172)	$(6,158,034)	$(2,864,656)	$(6,091,345)	$(6,771,148)

The accompanying notes are an integral part of these financial statements.
A 3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714
Net Assets	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714

NET ASSETS, representing:
Accumulation units	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714
	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714

Units outstanding	14,982,453	15,252,852	4,671,191	14,095,677	5,697,450

Portfolio shares held	1,379,161	1,694,463	608,065	1,164,289	1,988,083
Portfolio net asset value per share	$33.70	$26.71	$24.93	$47.01	$10.01
Investment in portfolio shares, at cost	$38,873,843	$54,104,999	$13,175,726	$33,939,641	$14,490,250

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$295,205	$959,214	$123,303	$56,131	$401,570

EXPENSES
Charges for mortality and expense risk, and
for administration	766,008	779,422	249,574	882,455	344,128
NET INVESTMENT INCOME (LOSS)	(470,803)	179,792	(126,271)	(826,324)	57,442

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,617,375	—	2,036,869	4,165,209	1,580
Net realized gain (loss) on shares redeemed	2,020,687	(85,463)	705,892	4,167,543	1,590,009
Net change in unrealized appreciation (depreciation) on investments	(5,734,014)	(8,871,784)	(3,455,432)	(6,199,804)	(3,988,773)
NET GAIN (LOSS) ON INVESTMENTS	(1,095,952)	(8,957,247)	(712,671)	2,132,948	(2,397,184)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,566,755)	$(8,777,455)	$(838,942)	$1,306,624	$(2,339,742)

The accompanying notes are an integral part of these financial statements.
A 4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638
Net Assets	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638

NET ASSETS, representing:
Accumulation units	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638
	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638

Units outstanding	6,615,514	11,616,147	10,765,125	5,260,091	24,057,355

Portfolio shares held	1,309,128	1,216,593	2,828,552	160,432	3,030,350
Portfolio net asset value per share	$15.22	$29.52	$6.89	$48.91	$22.69
Investment in portfolio shares, at cost	$26,132,315	$16,229,522	$27,606,098	$6,572,846	$38,759,710

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$199,306	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	331,988	613,948	343,898	121,888	1,367,520
NET INVESTMENT INCOME (LOSS)	(331,988)	(613,948)	(144,592)	(121,888)	(1,367,520)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,423,525	—	4,008,267	979,798	—
Net realized gain (loss) on shares redeemed	(450,023)	4,412,787	(133,098)	461,145	6,261,786
Net change in unrealized appreciation (depreciation) on investments	(2,948,205)	(6,161,155)	(7,145,381)	(1,211,768)	(17,185,032)
NET GAIN (LOSS) ON INVESTMENTS	(974,703)	(1,748,368)	(3,270,212)	229,175	(10,923,246)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,306,691)	$(2,362,316)	$(3,414,804)	$107,287	$(12,290,766)

The accompanying notes are an integral part of these financial statements.
A 5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619
Net Assets	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619

NET ASSETS, representing:
Accumulation units	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619
	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619

Units outstanding	4,362,142	27,121,457	15,123,747	30,514,304	10,466,355

Portfolio shares held	262,324	6,113,387	3,608,198	17,320,226	17,376,281
Portfolio net asset value per share	$32.87	$13.63	$7.01	$28.43	$11.02
Investment in portfolio shares, at cost	$6,564,172	$45,224,714	$22,569,760	$429,866,226	$162,900,271

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$36,393	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	167,980	1,616,281	491,121	8,460,885	3,479,154
NET INVESTMENT INCOME (LOSS)	(131,587)	(1,616,281)	(491,121)	(8,460,885)	(3,479,154)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	505,317	—	—	—	—
Net realized gain (loss) on shares redeemed	541,660	8,657,292	1,011,922	25,497,281	12,526,265
Net change in unrealized appreciation (depreciation) on investments	(1,227,490)	(15,249,087)	(4,697,784)	(72,641,818)	(22,440,112)
NET GAIN (LOSS) ON INVESTMENTS	(180,513)	(6,591,795)	(3,685,862)	(47,144,537)	(9,913,847)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(312,100)	$(8,208,076)	$(4,176,983)	$(55,605,422)	$(13,393,001)

The accompanying notes are an integral part of these financial statements.
A 6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458
Net Assets	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458

NET ASSETS, representing:
Accumulation units	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458
	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458

Units outstanding	95,362,639	8,216,645	12,897,650	7,551,486	4,672,920

Portfolio shares held	68,677,179	8,764,493	18,571,008	8,272,495	3,880,598
Portfolio net asset value per share	$18.14	$13.67	$9.87	$17.68	$21.52
Investment in portfolio shares, at cost	$988,657,390	$103,515,792	$159,575,736	$117,848,517	$70,242,102

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	24,084,511	2,091,541	3,025,002	2,880,873	1,693,494
NET INVESTMENT INCOME (LOSS)	(24,084,511)	(2,091,541)	(3,025,002)	(2,880,873)	(1,693,494)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	72,732,797	6,883,001	10,020,628	17,671,544	7,934,543
Net change in unrealized appreciation (depreciation) on investments	(147,205,973)	(20,100,361)	(13,636,875)	(35,485,593)	(25,263,541)
NET GAIN (LOSS) ON INVESTMENTS	(74,473,176)	(13,217,360)	(3,616,247)	(17,814,049)	(17,328,998)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(98,557,687)	$(15,308,901)	$(6,641,249)	$(20,694,922)	$(19,022,492)

The accompanying notes are an integral part of these financial statements.
A 7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843
Net Assets	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843

NET ASSETS, representing:
Accumulation units	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843
	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843

Units outstanding	5,875,034	25,756,780	21,289,126	—	15,298,440

Portfolio shares held	4,288,494	55,800,385	14,558,400	—	7,536,036
Portfolio net asset value per share	$23.75	$9.02	$25.54	$—	$48.53
Investment in portfolio shares, at cost	$93,673,562	$403,649,202	$273,952,266	$—	$231,653,699

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	9/14/2018**	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,078,786	9,245,001	5,601,166	6,262,628	6,861,791
NET INVESTMENT INCOME (LOSS)	(2,078,786)	(9,245,001)	(5,601,166)	(6,262,628)	(6,861,791)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,138,719	36,082,126	26,310,448	37,823,285	50,556,461
Net change in unrealized appreciation (depreciation) on investments	(31,123,565)	(57,903,641)	(87,824,159)	(48,857,108)	(57,643,208)
NET GAIN (LOSS) ON INVESTMENTS	(21,984,846)	(21,821,515)	(61,513,711)	(11,033,823)	(7,086,747)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(24,063,632)	$(31,066,516)	$(67,114,877)	$(17,296,451)	$(13,948,538)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308
Net Assets	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308

NET ASSETS, representing:
Accumulation units	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308
	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308

Units outstanding	7,727,932	14,848,798	15,417,587	9,827,602	20,118,870

Portfolio shares held	7,295,731	9,427,900	14,303,986	7,986,742	9,346,046
Portfolio net asset value per share	$24.22	$29.17	$10.82	$28.04	$19.27
Investment in portfolio shares, at cost	$132,625,226	$235,000,613	$151,516,211	$176,995,879	$188,329,051

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,589,974	5,514,233	2,338,604	3,993,881	4,002,822
NET INVESTMENT INCOME (LOSS)	(2,589,974)	(5,514,233)	(2,338,604)	(3,993,881)	(4,002,822)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,384,482	22,695,708	898,154	20,977,556	8,436,926
Net change in unrealized appreciation (depreciation) on investments	(14,706,429)	(79,213,633)	238,865	(41,401,304)	(47,784,486)
NET GAIN (LOSS) ON INVESTMENTS	1,678,053	(56,517,925)	1,137,019	(20,423,748)	(39,347,560)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(911,921)	$(62,032,158)	$(1,201,585)	$(24,417,629)	$(43,350,382)

The accompanying notes are an integral part of these financial statements.
A 9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711
Net Assets	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711

NET ASSETS, representing:
Accumulation units	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711
	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711

Units outstanding	650,404,771	20,366,307	15,994,454	16,606,863	102,639,633

Portfolio shares held	354,997,208	19,104,724	7,239,170	14,918,424	90,675,620
Portfolio net asset value per share	$27.73	$18.56	$25.42	$11.22	$14.45
Investment in portfolio shares, at cost	$7,440,175,112	$283,301,415	$174,533,150	$162,269,727	$1,044,459,908

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	177,868,027	6,243,792	3,769,517	2,357,086	24,651,616
NET INVESTMENT INCOME (LOSS)	(177,868,027)	(6,243,792)	(3,769,517)	(2,357,086)	(24,651,616)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	418,977,384	23,671,565	8,319,332	1,066,188	69,999,257
Net change in unrealized appreciation (depreciation) on investments	(996,059,803)	(62,848,606)	(51,002,280)	2,509,060	(142,628,747)
NET GAIN (LOSS) ON INVESTMENTS	(577,082,419)	(39,177,041)	(42,682,948)	3,575,248	(72,629,490)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(754,950,446)	$(45,420,833)	$(46,452,465)	$1,218,162	$(97,281,106)

The accompanying notes are an integral part of these financial statements.
A 10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166
Net Assets	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166

NET ASSETS, representing:
Accumulation units	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166
	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166

Units outstanding	498,528,585	186,564,308	454,582,371	292,347,218	223,079,707

Portfolio shares held	435,113,999	164,274,219	390,776,195	247,841,062	217,548,260
Portfolio net asset value per share	$17.80	$13.89	$17.15	$15.74	$13.70
Investment in portfolio shares, at cost	$5,614,157,671	$1,920,045,585	$4,818,627,319	$3,109,026,506	$2,354,519,215

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	146,486,893	50,473,778	118,638,576	71,698,542	56,306,314
NET INVESTMENT INCOME (LOSS)	(146,486,893)	(50,473,778)	(118,638,576)	(71,698,542)	(56,306,314)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	390,967,717	187,014,681	314,455,670	180,171,357	145,458,678
Net change in unrealized appreciation (depreciation) on investments	(940,486,307)	(422,340,034)	(673,315,739)	(298,531,447)	(415,296,398)
NET GAIN (LOSS) ON INVESTMENTS	(549,518,590)	(235,325,353)	(358,860,069)	(118,360,090)	(269,837,720)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(696,005,483)	$(285,799,131)	$(477,498,645)	$(190,058,632)	$(326,144,034)
The accompanying notes are an integral part of these financial statements.
A 11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485
Net Assets	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485

NET ASSETS, representing:
Accumulation units	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485
	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485

Units outstanding	735,148,564	369,894,103	29,237,797	23,879,398	10,534,931

Portfolio shares held	726,647,330	319,438,024	22,417,821	218,732,261	5,473,375
Portfolio net asset value per share	$15.33	$17.75	$35.99	$1.00	$40.77
Investment in portfolio shares, at cost	$9,743,697,025	$4,031,502,579	$511,733,082	$218,732,261	$179,488,586

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$2,731,179	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	217,546,690	103,960,557	13,850,848	2,976,199	4,136,131
NET INVESTMENT INCOME (LOSS)	(217,546,690)	(103,960,557)	(13,850,848)	(245,020)	(4,136,131)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	451,187,522	289,364,077	82,017,760	—	21,220,336
Net change in unrealized appreciation (depreciation) on investments	(1,451,976,804)	(657,738,219)	(50,614,615)	—	(43,597,615)
NET GAIN (LOSS) ON INVESTMENTS	(1,000,789,282)	(368,374,142)	31,403,145	—	(22,377,279)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,218,335,972)	$(472,334,699)	$17,552,297	$(245,020)	$(26,513,410)

The accompanying notes are an integral part of these financial statements.
A 12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988
Net Assets	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988

NET ASSETS, representing:
Accumulation units	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988
	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988

Units outstanding	124,402,677	10,562,740	18,471,642	571,595,380	96,819,955

Portfolio shares held	104,138,489	6,307,786	15,117,838	938,436,077	94,691,612
Portfolio net asset value per share	$13.55	$17.88	$15.54	$7.48	$12.52
Investment in portfolio shares, at cost	$1,301,177,264	$112,257,906	$204,071,102	$6,929,339,923	$1,134,009,526

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	25,627,413	2,039,333	3,329,981	38,207,291	13,674,965
NET INVESTMENT INCOME (LOSS)	(25,627,413)	(2,039,333)	(3,329,981)	(38,207,291)	(13,674,965)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	27,088,454	3,997,017	9,394,240	8,726,092	12,454,871
Net change in unrealized appreciation (depreciation) on investments	(41,155,471)	(27,026,908)	(46,574,504)	58,842,706	(25,041,925)
NET GAIN (LOSS) ON INVESTMENTS	(14,067,017)	(23,029,891)	(37,180,264)	67,568,798	(12,587,054)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(39,694,430)	$(25,069,224)	$(40,510,245)	$29,361,507	$(26,262,019)

The accompanying notes are an integral part of these financial statements.
A 13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568
Net Assets	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568

NET ASSETS, representing:
Accumulation units	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568
	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568

Units outstanding	—	6,207,848	3,863,971	18,398,504	13,467,787

Portfolio shares held	—	6,522,330	4,833,750	19,700,423	12,673,423
Portfolio net asset value per share	$—	$10.67	$11.94	$8.69	$20.41
Investment in portfolio shares, at cost	$—	$69,079,321	$50,882,663	$167,797,771	$206,101,630

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018**	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	816,659	885,983	1,147,646	3,539,756	5,079,231
NET INVESTMENT INCOME (LOSS)	(816,659)	(885,983)	(1,147,646)	(3,539,756)	(5,079,231)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,860,248	7,908	3,505,692	6,955,024	25,831,603
Net change in unrealized appreciation (depreciation) on investments	(2,633,054)	409,651	(6,772,400)	(39,132,175)	(69,454,659)
NET GAIN (LOSS) ON INVESTMENTS	227,194	417,559	(3,266,708)	(32,177,151)	(43,623,056)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(589,465)	$(468,424)	$(4,414,354)	$(35,716,907)	$(48,702,287)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
ASSETS
Investment in the portfolios, at fair value	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129
Net Assets	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129

NET ASSETS, representing:
Accumulation units	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129
	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129

Units outstanding	262,006,212	147,089,747	146,491,433	16,200	23,269

Portfolio shares held	251,511,899	138,257,426	134,833,397	6,214	8,777
Portfolio net asset value per share	$13.52	$15.08	$13.17	$69.55	$46.16
Investment in portfolio shares, at cost	$2,772,761,075	$1,635,240,213	$1,558,108,253	$403,123	$513,438

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$7,723

EXPENSES
Charges for mortality and expense risk, and
for administration	63,319,323	39,134,450	33,887,284	5,362	8,273
NET INVESTMENT INCOME (LOSS)	(63,319,323)	(39,134,450)	(33,887,284)	(5,362)	(550)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	24,965	110,586
Net realized gain (loss) on shares redeemed	160,997,783	108,185,383	85,175,300	36,986	(31,935)
Net change in unrealized appreciation (depreciation) on investments	(483,314,575)	(291,057,097)	(239,261,307)	(53,419)	(184,499)
NET GAIN (LOSS) ON INVESTMENTS	(322,316,792)	(182,871,714)	(154,086,007)	8,532	(105,848)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(385,636,115)	$(222,006,164)	$(187,973,291)	$3,170	$(106,398)

The accompanying notes are an integral part of these financial statements.
A 15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
ASSETS
Investment in the portfolios, at fair value	$712,958	$1,412,832	$472,779	$487,977	$332,837
Net Assets	$712,958	$1,412,832	$472,779	$487,977	$332,837

NET ASSETS, representing:
Accumulation units	$712,958	$1,412,832	$472,779	$487,977	$332,837
	$712,958	$1,412,832	$472,779	$487,977	$332,837

Units outstanding	58,275	55,775	27,062	27,609	20,252

Portfolio shares held	19,068	19,672	6,503	12,671	9,442
Portfolio net asset value per share	$37.39	$71.82	$72.70	$38.51	$35.25
Investment in portfolio shares, at cost	$645,456	$1,218,506	$443,722	$559,840	$384,396

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$3,586	$—	$690	$—	$451

EXPENSES
Charges for mortality and expense risk, and
for administration	13,636	22,996	7,781	9,018	5,584
NET INVESTMENT INCOME (LOSS)	(10,050)	(22,996)	(7,091)	(9,018)	(5,133)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	104,350	—	53,503	56,680
Net realized gain (loss) on shares redeemed	111,513	156,037	60,658	1,350	4,175
Net change in unrealized appreciation (depreciation) on investments	(198,839)	(169,891)	(128,124)	(124,879)	(113,800)
NET GAIN (LOSS) ON INVESTMENTS	(87,326)	90,496	(67,466)	(70,026)	(52,945)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(97,376)	$67,500	$(74,557)	$(79,044)	$(58,078)

The accompanying notes are an integral part of these financial statements.
A 16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
ASSETS
Investment in the portfolios, at fair value	$174,678	$579,708	$291,669	$64,024	$414,629
Net Assets	$174,678	$579,708	$291,669	$64,024	$414,629

NET ASSETS, representing:
Accumulation units	$174,678	$579,708	$291,669	$64,024	$414,629
	$174,678	$579,708	$291,669	$64,024	$414,629

Units outstanding	12,443	26,844	16,720	5,888	24,933

Portfolio shares held	3,205	16,779	7,345	2,253	9,353
Portfolio net asset value per share	$54.51	$34.55	$39.71	$28.42	$44.33
Investment in portfolio shares, at cost	$194,069	$618,827	$327,902	$76,639	$392,310

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$4,692	$—	$—	$5,798	$11,558

EXPENSES
Charges for mortality and expense risk, and
for administration	3,050	7,876	4,011	1,469	5,963
NET INVESTMENT INCOME (LOSS)	1,642	(7,876)	(4,011)	4,329	5,595

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	24,860	54,485	30,799	—	17,422
Net realized gain (loss) on shares redeemed	(4,538)	24,668	9,075	(8,601)	10,990
Net change in unrealized appreciation (depreciation) on investments	(37,778)	(103,901)	(94,964)	(11,374)	(28,154)
NET GAIN (LOSS) ON INVESTMENTS	(17,456)	(24,748)	(55,090)	(19,975)	258

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(15,814)	$(32,624)	$(59,101)	$(15,646)	$5,853

The accompanying notes are an integral part of these financial statements.
A 17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017
ASSETS
Investment in the portfolios, at fair value	$866,484	$683,982	$213,715,238	$10,234,442	$—
Net Assets	$866,484	$683,982	$213,715,238	$10,234,442	$—

NET ASSETS, representing:
Accumulation units	$866,484	$683,982	$213,715,238	$10,234,442	$—
	$866,484	$683,982	$213,715,238	$10,234,442	$—

Units outstanding	43,260	49,052	9,214,671	873,859	—

Portfolio shares held	13,326	16,553	6,995,589	1,491,901	—
Portfolio net asset value per share	$65.02	$41.32	$30.55	$6.86	$—
Investment in portfolio shares, at cost	$692,902	$566,406	$164,350,543	$9,951,136	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	1/2/2018**

INVESTMENT INCOME
Dividend income	$—	$7,119	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	14,983	11,843	3,644,546	203,536	415
NET INVESTMENT INCOME (LOSS)	(14,983)	(4,724)	(3,644,546)	(203,536)	(415)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	46,243	—	—	—	—
Net realized gain (loss) on shares redeemed	62,905	36,239	22,696,338	69,564	52,529
Net change in unrealized appreciation (depreciation) on investments	(119,773)	(128,016)	(26,482,190)	(29,840)	(53,392)
NET GAIN (LOSS) ON INVESTMENTS	(10,625)	(91,777)	(3,785,852)	39,724	(863)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(25,608)	$(96,501)	$(7,430,398)	$(163,812)	$(1,278)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
ASSETS
Investment in the portfolios, at fair value	$46,916,792	$156,441	$705,016	$368,385	$27,093,949
Net Assets	$46,916,792	$156,441	$705,016	$368,385	$27,093,949

NET ASSETS, representing:
Accumulation units	$46,916,792	$156,441	$705,016	$368,385	$27,093,949
	$46,916,792	$156,441	$705,016	$368,385	$27,093,949

Units outstanding	3,939,092	9,950	177,323	16,751	2,413,046

Portfolio shares held	3,170,054	54,892	26,837	38,135	1,995,136
Portfolio net asset value per share	$14.80	$2.85	$26.27	$9.66	$13.58
Investment in portfolio shares, at cost	$44,661,370	$229,171	$632,169	$315,878	$26,131,640

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$29,741	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,174,326	3,714	14,801	7,411	704,015
NET INVESTMENT INCOME (LOSS)	(1,174,326)	26,027	(14,801)	(7,411)	(704,015)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	58,766	88,654	39,079	—
Net realized gain (loss) on shares redeemed	393,518	(17,738)	67,642	21,438	208,719
Net change in unrealized appreciation (depreciation) on investments	(370,179)	(106,508)	(129,216)	(46,605)	(407,738)
NET GAIN (LOSS) ON INVESTMENTS	23,339	(65,480)	27,080	13,912	(199,019)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,150,987)	$(39,453)	$12,279	$6,501	$(903,034)

The accompanying notes are an integral part of these financial statements.
A 19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
ASSETS
Investment in the portfolios, at fair value	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811
Net Assets	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811

NET ASSETS, representing:
Accumulation units	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811
	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811

Units outstanding	77,775,300	142,882,750	65,422	26,711,644	1,036,940

Portfolio shares held	68,331,302	126,613,503	56,223	24,201,161	894,179
Portfolio net asset value per share	$15.61	$13.28	$22.76	$12.20	$11.37
Investment in portfolio shares, at cost	$900,880,114	$1,382,231,713	$1,133,370	$277,189,356	$9,541,378

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$6,376	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	15,546,238	30,292,449	25,436	3,992,594	169,816
NET INVESTMENT INCOME (LOSS)	(15,546,238)	(30,292,449)	(19,060)	(3,992,594)	(169,816)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	135,465	—	—
Net realized gain (loss) on shares redeemed	30,804,328	63,170,466	69,100	2,965,607	81,907
Net change in unrealized appreciation (depreciation) on investments	(105,889,483)	(163,505,600)	(296,753)	(5,414,596)	(30,008)
NET GAIN (LOSS) ON INVESTMENTS	(75,085,155)	(100,335,134)	(92,188)	(2,448,989)	51,899

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(90,631,393)	$(130,627,583)	$(111,248)	$(6,441,583)	$(117,917)

The accompanying notes are an integral part of these financial statements.
A 20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989
Net Assets	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989

NET ASSETS, representing:
Accumulation units	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989
	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989

Units outstanding	40,452,623	676,246	8,592,386	2,166,830	2,405,900

Portfolio shares held	36,053,217	640,813	7,680,839	1,892,013	2,308,854
Portfolio net asset value per share	$14.19	$10.64	$18.06	$10.81	$10.39
Investment in portfolio shares, at cost	$446,205,501	$6,846,632	$130,310,638	$19,978,643	$26,178,408

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	9,455,697	63,538	2,347,873	369,976	260,145
NET INVESTMENT INCOME (LOSS)	(9,455,697)	(63,538)	(2,347,873)	(369,976)	(260,145)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,693,821	52,763	6,144,288	(179,084)	520,766
Net change in unrealized appreciation (depreciation) on investments	(71,966,653)	(546,425)	(22,461,008)	270,675	(6,214,134)
NET GAIN (LOSS) ON INVESTMENTS	(52,272,832)	(493,662)	(16,316,720)	91,591	(5,693,368)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(61,728,529)	$(557,200)	$(18,664,593)	$(278,385)	$(5,953,513)

The accompanying notes are an integral part of these financial statements.
A 21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
ASSETS
Investment in the portfolios, at fair value	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154
Net Assets	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154

NET ASSETS, representing:
Accumulation units	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154
	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154

Units outstanding	7,719,740	941,647,455	1,160,988	882,618	2,826,703

Portfolio shares held	7,002,388	841,637,092	1,042,771	808,184	2,524,190
Portfolio net asset value per share	$16.79	$11.65	$16.83	$17.27	$12.16
Investment in portfolio shares, at cost	$102,801,909	$9,262,741,425	$16,477,758	$12,835,007	$29,883,056
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,063,338	173,349,193	177,118	125,442	401,795
NET INVESTMENT INCOME (LOSS)	(2,063,338)	(173,349,193)	(177,118)	(125,442)	(401,795)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,645,022	1,313,675	968,833	449,344	12,914
Net change in unrealized appreciation (depreciation) on investments	(13,935,432)	(500,469,219)	(2,576,652)	(1,561,126)	668,276
NET GAIN (LOSS) ON INVESTMENTS	(6,290,410)	(499,155,544)	(1,607,819)	(1,111,782)	681,190

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(8,353,748)	$(672,504,737)	$(1,784,937)	$(1,237,224)	$279,395

The accompanying notes are an integral part of these financial statements.
A 22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—
Net Assets	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—

NET ASSETS, representing:
Accumulation units	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—
	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—

Units outstanding	125,667,557	2,648,355	4,446,454	5,860,541	—

Portfolio shares held	117,293,311	2,574,266	4,308,984	5,653,897	—
Portfolio net asset value per share	$12.70	$11.38	$12.28	$12.44	$—
Investment in portfolio shares, at cost	$1,436,046,890	$28,332,884	$49,085,157	$64,669,348	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	4/27/2018**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	23,001,857	199,028	348,152	455,651	70,078
NET INVESTMENT INCOME (LOSS)	(23,001,857)	(199,028)	(348,152)	(455,651)	(70,078)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,948,874	318,990	604,790	1,363,398	2,281,555
Net change in unrealized appreciation (depreciation) on investments	(171,117,283)	(3,410,358)	(4,710,057)	(6,302,316)	(2,659,187)
NET GAIN (LOSS) ON INVESTMENTS	(155,168,409)	(3,091,368)	(4,105,267)	(4,938,918)	(377,632)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(178,170,266)	$(3,290,396)	$(4,453,419)	$(5,394,569)	$(447,710)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
ASSETS
Investment in the portfolios, at fair value	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867
Net Assets	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867

NET ASSETS, representing:
Accumulation units	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867
	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867

Units outstanding	1,990,339	2,697,700	3,215,908	254,063	529,148

Portfolio shares held	1,951,361	2,624,629	3,124,298	249,573	515,519
Portfolio net asset value per share	$9.75	$11.69	$10.57	$9.70	$11.01
Investment in portfolio shares, at cost	$19,076,216	$29,898,539	$32,256,499	$2,499,277	$5,589,394

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	120,570	191,967	204,002	13,526	33,630
NET INVESTMENT INCOME (LOSS)	(120,570)	(191,967)	(204,002)	(13,526)	(33,630)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	67,745	418,855	116,730	(29,632)	50,689
Net change in unrealized appreciation (depreciation) on investments	(1,166,880)	(4,638,315)	(363,821)	(95,563)	(558,756)
NET GAIN (LOSS) ON INVESTMENTS	(1,099,135)	(4,219,460)	(247,091)	(125,195)	(508,067)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,219,705)	$(4,411,427)	$(451,093)	$(138,721)	$(541,697)

The accompanying notes are an integral part of these financial statements.
A 24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795
Net Assets	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795

NET ASSETS, representing:
Accumulation units	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795
	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795

Units outstanding	548,603	29,409,375	7,783,001	361,055	154,322

Portfolio shares held	536,928	27,775,738	7,133,676	352,928	150,730
Portfolio net asset value per share	$9.59	$11.56	$10.47	$10.91	$10.68
Investment in portfolio shares, at cost	$5,174,336	$310,651,080	$73,976,687	$3,783,906	$1,585,722

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	30,031	4,952,980	1,824,177	20,300	9,039
NET INVESTMENT INCOME (LOSS)	(30,031)	(4,952,980)	(1,824,177)	(20,300)	(9,039)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,784)	2,290,608	(1,380,827)	3,257	1,352
Net change in unrealized appreciation (depreciation) on investments	(15,909)	(28,810,965)	756,845	15,479	(2,939)
NET GAIN (LOSS) ON INVESTMENTS	(18,693)	(26,520,357)	(623,982)	18,736	(1,587)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(48,724)	$(31,473,337)	$(2,448,159)	$(1,564)	$(10,626)

The accompanying notes are an integral part of these financial statements.
A 25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071
Net Assets	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071

NET ASSETS, representing:
Accumulation units	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071
	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071

Units outstanding	241,063	195,134	378,169	340,397	668,651

Portfolio shares held	236,479	190,875	372,583	335,951	607,414
Portfolio net asset value per share	$9.14	$11.02	$10.43	$8.68	$10.80
Investment in portfolio shares, at cost	$2,168,753	$2,010,795	$3,924,020	$3,035,333	$7,118,186

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	10,562	10,344	20,986	13,507	44,000
NET INVESTMENT INCOME (LOSS)	(10,562)	(10,344)	(20,986)	(13,507)	(44,000)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(3,138)	7,331	44,567	(1,641)	14,736
Net change in unrealized appreciation (depreciation) on investments	(5,915)	60,168	(336,110)	(131,258)	(1,258,800)
NET GAIN (LOSS) ON INVESTMENTS	(9,053)	67,499	(291,543)	(132,899)	(1,244,064)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(19,615)	$57,155	$(312,529)	$(146,406)	$(1,288,064)

The accompanying notes are an integral part of these financial statements.
A 26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226
Net Assets	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226

NET ASSETS, representing:
Accumulation units	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226
	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226

Units outstanding	874,887	456,087	1,268,915	3,692,794	1,264,337

Portfolio shares held	860,109	449,653	1,247,062	3,045,220	1,387,721
Portfolio net asset value per share	$9.68	$10.77	$11.43	$12.95	$10.08
Investment in portfolio shares, at cost	$8,437,144	$4,850,085	$13,598,258	$42,549,929	$14,388,098

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$370,072	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	45,953	27,719	84,653	241,049	81,498
NET INVESTMENT INCOME (LOSS)	(45,953)	(27,719)	(84,653)	129,023	(81,498)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	1,866,522	24,469
Net realized gain (loss) on shares redeemed	4,665	22,937	187,659	108,277	22,891
Net change in unrealized appreciation (depreciation) on investments	(266,276)	(350,521)	(871,960)	(5,595,149)	(722,525)
NET GAIN (LOSS) ON INVESTMENTS	(261,611)	(327,584)	(684,301)	(3,620,350)	(675,165)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(307,564)	$(355,303)	$(768,954)	$(3,491,327)	$(756,663)

The accompanying notes are an integral part of these financial statements.
A 27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102
Net Assets	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102

NET ASSETS, representing:
Accumulation units	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102
	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102

Units outstanding	9,049,585	506,495	2,787,789	312,997	28,990,091

Portfolio shares held	8,459,890	500,762	2,669,615	305,807	28,740,639
Portfolio net asset value per share	$10.20	$11.05	$10.01	$9.84	$9.55
Investment in portfolio shares, at cost	$85,724,610	$5,335,762	$25,823,173	$2,921,520	$291,695,652

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/2/2018*	4/30/2018*
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$23,194	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,071,916	113,707	487,633	20,856	1,223,265
NET INVESTMENT INCOME (LOSS)	(2,071,916)	(90,513)	(487,633)	(20,856)	(1,223,265)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,758,122)	230,478	(63,598)	7,189	(2,743,743)
Net change in unrealized appreciation (depreciation) on investments	1,130,024	(1,560,614)	904,901	87,625	(17,222,549)
NET GAIN (LOSS) ON INVESTMENTS	(628,098)	(1,330,136)	841,303	94,814	(19,966,292)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,700,014)	$(1,420,649)	$353,670	$73,958	$(21,189,557)

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$33,696	$(1,837,732)	$(2,522,005)	$(147,673)	$(180,128)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,467,226	13,380,820	618,353	1,042,019
Net change in unrealized appreciation (depreciation) on investments	—	(2,921,368)	(19,531,080)	(1,005,978)	(1,317,844)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	33,696	(2,291,874)	(8,672,265)	(535,298)	(455,953)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,109,260	754,870	628,347	24,817	10,000
Annuity payments	(1,251,270)	(1,635,135)	(883,438)	(157,682)	(174,200)
Surrenders, withdrawals and death benefits	(15,704,956)	(15,409,667)	(18,733,635)	(1,085,036)	(1,632,626)
Net transfers between other subaccounts
or fixed rate option	10,767,531	1,565,253	(3,781,891)	(72,825)	(451,507)
Miscellaneous transactions	5,502	4,612	5,060	385	34
Other charges	(102,328)	(32,379)	(139,476)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,176,261)	(14,752,446)	(22,905,033)	(1,290,341)	(2,248,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,142,565)	(17,044,320)	(31,577,298)	(1,825,639)	(2,704,252)

NET ASSETS
Beginning of period	82,409,467	140,779,795	176,689,783	11,108,455	13,994,718
End of period	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466

Beginning units	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398
Units issued	14,932,722	621,807	442,257	12,629	15,492
Units redeemed	(19,435,976)	(6,134,079)	(6,421,856)	(395,736)	(769,823)
Ending units	68,161,725	45,952,779	42,505,671	2,931,959	3,926,067

The accompanying notes are an integral part of these financial statements.
A 29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,339,958)	$1,889,605	$(42,051)	$(4,168,246)	$(821,789)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,689,572	(620,728)	(94,585)	16,909,451	3,804,330
Net change in unrealized appreciation (depreciation) on investments	(32,732,672)	(4,684,569)	(447,588)	(29,046,554)	(7,292,896)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(23,383,058)	(3,415,692)	(584,224)	(16,305,349)	(4,310,355)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	630,124	331,874	6,337	12,784,179	205,759
Annuity payments	(1,373,538)	(758,470)	(20,685)	(1,658,121)	(327,167)
Surrenders, withdrawals and death benefits	(23,535,629)	(16,239,176)	(230,424)	(28,784,235)	(6,053,257)
Net transfers between other subaccounts
or fixed rate option	(2,550,792)	213,851	(13,597)	3,072,515	(360,062)
Miscellaneous transactions	11,103	(3,363)	(74)	11,342	948
Other charges	(307,866)	(189,435)	—	(320,995)	(65,108)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,126,598)	(16,644,719)	(258,443)	(14,895,315)	(6,598,887)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,509,656)	(20,060,411)	(842,667)	(31,200,664)	(10,909,242)

NET ASSETS
Beginning of period	234,532,063	142,013,058	3,270,340	286,797,588	57,219,667
End of period	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425

Beginning units	69,321,450	28,650,342	617,613	79,672,113	20,166,766
Units issued	456,648	418,112	6,472	3,086,099	483,594
Units redeemed	(8,575,239)	(3,835,949)	(56,597)	(10,366,220)	(2,787,704)
Ending units	61,202,859	25,232,505	567,488	72,391,992	17,862,656

The accompanying notes are an integral part of these financial statements.
A 30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(4,375,839)	$(845,410)	$(22,007)	$346,126	$(351,818)
Capital gains distributions received	—	—	1,684,987	5,062,548	4,262,648
Net realized gain (loss) on shares redeemed	29,135,768	5,509,481	528,786	2,311,667	2,168,028
Net change in unrealized appreciation (depreciation) on investments	(27,688,101)	(10,822,105)	(5,056,422)	(13,811,686)	(12,850,006)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,928,172)	(6,158,034)	(2,864,656)	(6,091,345)	(6,771,148)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	993,316	5,077,974	48,328	120,307	141,448
Annuity payments	(2,110,714)	(328,108)	(152,358)	(579,195)	(425,262)
Surrenders, withdrawals and death benefits	(30,358,309)	(6,133,117)	(2,144,388)	(8,073,289)	(6,760,791)
Net transfers between other subaccounts
or fixed rate option	(5,331,133)	1,191,128	48,382	(304,292)	(466,057)
Miscellaneous transactions	6,776	7,603	(210)	1,863	(1,028)
Other charges	(247,452)	(17,837)	(3,251)	(12,431)	(17,562)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,047,516)	(202,357)	(2,203,497)	(8,847,037)	(7,529,252)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,975,688)	(6,360,391)	(5,068,153)	(14,938,382)	(14,300,400)

NET ASSETS
Beginning of period	294,436,374	59,097,143	20,482,638	65,251,496	71,341,593
End of period	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193

Beginning units	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824
Units issued	951,243	1,040,972	254,061	60,818	22,671
Units redeemed	(9,137,411)	(1,544,021)	(1,375,646)	(2,275,920)	(2,477,456)
Ending units	62,605,657	9,177,373	9,118,315	14,039,703	21,230,039

The accompanying notes are an integral part of these financial statements.
A 31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(470,803)	$179,792	$(126,271)	$(826,324)	$57,442
Capital gains distributions received	2,617,375	—	2,036,869	4,165,209	1,580
Net realized gain (loss) on shares redeemed	2,020,687	(85,463)	705,892	4,167,543	1,590,009
Net change in unrealized appreciation (depreciation) on investments	(5,734,014)	(8,871,784)	(3,455,432)	(6,199,804)	(3,988,773)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,566,755)	(8,777,455)	(838,942)	1,306,624	(2,339,742)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	80,508	75,061	16,761	177,225	35,940
Annuity payments	(286,098)	(342,473)	(284,341)	(220,730)	(76,843)
Surrenders, withdrawals and death benefits	(5,855,849)	(5,618,001)	(1,842,534)	(6,026,222)	(2,698,470)
Net transfers between other subaccounts
or fixed rate option	(1,053,094)	(121,655)	(145,682)	(1,348,825)	(1,295,800)
Miscellaneous transactions	2,109	(331)	(338)	(378)	1,179
Other charges	(14,417)	(13,235)	(3,837)	(15,287)	(4,467)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,126,841)	(6,020,634)	(2,259,971)	(7,434,217)	(4,038,461)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,693,596)	(14,798,089)	(3,098,913)	(6,127,593)	(6,378,203)

NET ASSETS
Beginning of period	55,171,307	60,057,192	18,257,977	60,860,818	26,278,917
End of period	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714

Beginning units	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168
Units issued	15,063	60,495	15,920	137,101	48,246
Units redeemed	(2,083,959)	(1,769,757)	(648,781)	(1,903,980)	(1,088,964)
Ending units	14,982,453	15,252,852	4,671,191	14,095,677	5,697,450

The accompanying notes are an integral part of these financial statements.
A 32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(331,988)	$(613,948)	$(144,592)	$(121,888)	$(1,367,520)
Capital gains distributions received	2,423,525	—	4,008,267	979,798	—
Net realized gain (loss) on shares redeemed	(450,023)	4,412,787	(133,098)	461,145	6,261,786
Net change in unrealized appreciation (depreciation) on investments	(2,948,205)	(6,161,155)	(7,145,381)	(1,211,768)	(17,185,032)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,306,691)	(2,362,316)	(3,414,804)	107,287	(12,290,766)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,165	76,311	35,112	1,351	304,250
Annuity payments	(207,535)	(359,545)	(148,155)	(28,023)	(228,765)
Surrenders, withdrawals and death benefits	(2,364,522)	(5,409,507)	(2,533,583)	(847,167)	(8,803,410)
Net transfers between other subaccounts
or fixed rate option	(270,586)	(812,474)	(224,542)	(101,372)	(806,238)
Miscellaneous transactions	(366)	(2,315)	(403)	(167)	(1,995)
Other charges	(5,372)	(8,601)	(4,396)	(1,506)	(208,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,811,216)	(6,516,131)	(2,875,967)	(976,884)	(9,744,977)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,117,907)	(8,878,447)	(6,290,771)	(869,597)	(22,035,743)

NET ASSETS
Beginning of period	24,042,841	44,792,277	25,779,494	8,716,310	90,794,381
End of period	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638

Beginning units	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843
Units issued	115,845	117,287	55,813	362,410	359,610
Units redeemed	(936,854)	(2,024,355)	(1,420,766)	(997,755)	(3,258,098)
Ending units	6,615,514	11,616,147	10,765,125	5,260,091	24,057,355
The accompanying notes are an integral part of these financial statements.
A 33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(131,587)	$(1,616,281)	$(491,121)	$(8,460,885)	$(3,479,154)
Capital gains distributions received	505,317	—	—	—	—
Net realized gain (loss) on shares redeemed	541,660	8,657,292	1,011,922	25,497,281	12,526,265
Net change in unrealized appreciation (depreciation) on investments	(1,227,490)	(15,249,087)	(4,697,784)	(72,641,818)	(22,440,112)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(312,100)	(8,208,076)	(4,176,983)	(55,605,422)	(13,393,001)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,494	266,702	18,642	7,797,950	6,706,784
Annuity payments	(19,790)	(339,748)	(61,443)	(97,385)	(208,127)
Surrenders, withdrawals and death benefits	(914,674)	(11,749,045)	(2,913,058)	(44,687,203)	(15,473,116)
Net transfers between other subaccounts
or fixed rate option	(466,313)	(2,293,168)	239,731	(55,736,738)	(27,869,017)
Miscellaneous transactions	482	(351)	3,713	(1,612)	(3,823)
Other charges	(28,154)	(257,195)	(74,046)	(5,938,506)	(1,998,543)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,390,955)	(14,372,805)	(2,786,461)	(98,663,494)	(38,845,842)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,703,055)	(22,580,881)	(6,963,444)	(154,268,916)	(52,238,843)

NET ASSETS
Beginning of period	10,325,654	105,906,348	32,256,909	646,682,943	243,725,462
End of period	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619

Beginning units	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393
Units issued	55,461	247,629	662,254	1,687,901	1,374,344
Units redeemed	(636,236)	(4,278,421)	(2,074,828)	(7,199,920)	(3,349,382)
Ending units	4,362,142	27,121,457	15,123,747	30,514,304	10,466,355

The accompanying notes are an integral part of these financial statements.
A 34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(24,084,511)	$(2,091,541)	$(3,025,002)	$(2,880,873)	$(1,693,494)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	72,732,797	6,883,001	10,020,628	17,671,544	7,934,543
Net change in unrealized appreciation (depreciation) on investments	(147,205,973)	(20,100,361)	(13,636,875)	(35,485,593)	(25,263,541)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(98,557,687)	(15,308,901)	(6,641,249)	(20,694,922)	(19,022,492)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	49,574,944	8,733,710	12,055,438	6,295,796	1,433,712
Annuity payments	(508,393)	(29,211)	(52,715)	(54,821)	(92,422)
Surrenders, withdrawals and death benefits	(94,302,357)	(9,484,337)	(16,822,804)	(14,240,914)	(7,812,550)
Net transfers between other subaccounts
or fixed rate option	(158,847,109)	2,687,060	(22,955,238)	(4,994,570)	(9,191,296)
Miscellaneous transactions	(1,652)	11,183	(299)	(3,667)	(775)
Other charges	(15,716,408)	(1,165,823)	(1,574,254)	(1,680,405)	(939,863)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(219,800,975)	752,582	(29,349,872)	(14,678,581)	(16,603,194)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(318,358,662)	(14,556,319)	(35,991,121)	(35,373,503)	(35,625,686)

NET ASSETS
Beginning of period	1,564,162,696	134,366,944	219,286,967	181,631,221	119,136,144
End of period	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458

Beginning units	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598
Units issued	5,773,041	2,023,181	2,081,441	1,596,042	544,858
Units redeemed	(21,762,529)	(1,984,059)	(4,012,504)	(2,243,701)	(1,332,536)
Ending units	95,362,639	8,216,645	12,897,650	7,551,486	4,672,920

The accompanying notes are an integral part of these financial statements.
A 35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	9/14/2018**	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,078,786)	$(9,245,001)	$(5,601,166)	$(6,262,628)	$(6,861,791)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,138,719	36,082,126	26,310,448	37,823,285	50,556,461
Net change in unrealized appreciation (depreciation) on investments	(31,123,565)	(57,903,641)	(87,824,159)	(48,857,108)	(57,643,208)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(24,063,632)	(31,066,516)	(67,114,877)	(17,296,451)	(13,948,538)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,864,362	15,216,451	10,480,478	7,223,200	7,904,668
Annuity payments	(58,884)	(115,686)	(252,480)	(46,308)	(250,309)
Surrenders, withdrawals and death benefits	(9,359,754)	(41,374,740)	(28,291,622)	(34,210,694)	(35,153,386)
Net transfers between other subaccounts
or fixed rate option	(11,890,901)	(42,428,665)	(5,891,108)	(638,741,655)	(55,129,165)
Miscellaneous transactions	(366)	(1,116)	13,456	(108)	1,209
Other charges	(1,119,403)	(5,477,187)	(4,627,075)	(4,993,251)	(3,863,189)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,564,946)	(74,180,943)	(28,568,351)	(670,768,816)	(86,490,172)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,628,578)	(105,247,459)	(95,683,228)	(688,065,267)	(100,438,710)

NET ASSETS
Beginning of period	144,480,301	608,566,928	467,504,771	688,065,267	466,162,553
End of period	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843

Beginning units	6,774,556	29,238,537	22,705,280	56,508,237	18,618,717
Units issued	1,053,148	2,916,786	2,316,609	3,425,918	1,413,352
Units redeemed	(1,952,670)	(6,398,543)	(3,732,763)	(59,934,155)	(4,733,629)
Ending units	5,875,034	25,756,780	21,289,126	—	15,298,440

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,589,974)	$(5,514,233)	$(2,338,604)	$(3,993,881)	$(4,002,822)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,384,482	22,695,708	898,154	20,977,556	8,436,926
Net change in unrealized appreciation (depreciation) on investments	(14,706,429)	(79,213,633)	238,865	(41,401,304)	(47,784,486)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(911,921)	(62,032,158)	(1,201,585)	(24,417,629)	(43,350,382)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,907,236	12,608,694	11,627,718	10,887,662	4,208,075
Annuity payments	(68,380)	(130,004)	(335,264)	(21,762)	(178,034)
Surrenders, withdrawals and death benefits	(12,960,173)	(23,995,078)	(19,437,582)	(18,198,810)	(19,235,835)
Net transfers between other subaccounts
or fixed rate option	8,942,894	(30,173,583)	307,295	(17,352,698)	(44,248,565)
Miscellaneous transactions	25,176	(3,240)	(725)	7,058	561
Other charges	(1,570,310)	(3,069,385)	(1,115,192)	(2,274,109)	(2,249,995)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,276,443	(44,762,596)	(8,953,750)	(26,952,659)	(61,703,793)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,364,522	(106,794,754)	(10,155,335)	(51,370,288)	(105,054,175)

NET ASSETS
Beginning of period	170,338,092	381,806,595	164,924,467	275,318,533	285,152,483
End of period	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308

Beginning units	7,414,319	16,836,160	16,297,749	10,874,830	26,240,624
Units issued	2,229,815	1,745,466	4,462,911	1,591,029	2,757,922
Units redeemed	(1,916,202)	(3,732,828)	(5,343,073)	(2,638,257)	(8,879,676)
Ending units	7,727,932	14,848,798	15,417,587	9,827,602	20,118,870

The accompanying notes are an integral part of these financial statements.
A 37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(177,868,027)	$(6,243,792)	$(3,769,517)	$(2,357,086)	$(24,651,616)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	418,977,384	23,671,565	8,319,332	1,066,188	69,999,257
Net change in unrealized appreciation (depreciation) on investments	(996,059,803)	(62,848,606)	(51,002,280)	2,509,060	(142,628,747)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(754,950,446)	(45,420,833)	(46,452,465)	1,218,162	(97,281,106)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	334,086,492	13,008,537	3,004,602	7,169,298	51,011,025
Annuity payments	(3,808,497)	(166,894)	(127,168)	(113,225)	(905,801)
Surrenders, withdrawals and death benefits	(683,313,211)	(30,456,843)	(18,376,612)	(11,934,448)	(95,969,562)
Net transfers between other subaccounts
or fixed rate option	(610,661,683)	(26,419,723)	3,127,720	(15,264,221)	(155,902,464)
Miscellaneous transactions	36,926	5,707	10,178	(319)	(3,860)
Other charges	(125,417,625)	(3,890,620)	(2,107,164)	(1,895,059)	(17,464,967)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,089,077,598)	(47,919,836)	(14,468,444)	(22,037,974)	(219,235,629)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,844,028,044)	(93,340,669)	(60,920,909)	(20,819,812)	(316,516,735)

NET ASSETS
Beginning of period	11,688,100,623	447,924,348	244,940,619	188,204,525	1,626,779,446
End of period	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711

Beginning units	717,175,192	22,832,242	17,268,158	18,786,865	119,255,539
Units issued	20,335,251	2,355,549	3,047,975	2,102,823	4,870,682
Units redeemed	(87,105,672)	(4,821,484)	(4,321,679)	(4,282,825)	(21,486,588)
Ending units	650,404,771	20,366,307	15,994,454	16,606,863	102,639,633

The accompanying notes are an integral part of these financial statements.
A 38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(146,486,893)	$(50,473,778)	$(118,638,576)	$(71,698,542)	$(56,306,314)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	390,967,717	187,014,681	314,455,670	180,171,357	145,458,678
Net change in unrealized appreciation (depreciation) on investments	(940,486,307)	(422,340,034)	(673,315,739)	(298,531,447)	(415,296,398)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(696,005,483)	(285,799,131)	(477,498,645)	(190,058,632)	(326,144,034)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	412,006,164	34,034,477	309,440,633	123,259,547	104,575,533
Annuity payments	(1,982,575)	(1,868,444)	(4,013,577)	(4,013,716)	(705,292)
Surrenders, withdrawals and death benefits	(563,374,491)	(200,995,709)	(484,353,160)	(355,099,490)	(216,801,654)
Net transfers between other subaccounts
or fixed rate option	(377,444,178)	(572,315,054)	(306,458,533)	(244,690,902)	(277,999,447)
Miscellaneous transactions	61,246	(15,249)	(5,064)	(67,256)	4,745
Other charges	(91,550,123)	(28,809,678)	(75,901,820)	(43,441,171)	(39,572,482)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(622,283,957)	(769,969,657)	(561,291,521)	(524,052,988)	(430,498,597)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,318,289,440)	(1,055,768,788)	(1,038,790,166)	(714,111,620)	(756,642,631)

NET ASSETS
Beginning of period	9,063,318,625	3,337,537,683	7,740,601,916	4,615,129,943	3,737,053,797
End of period	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166

Beginning units	536,307,375	245,825,116	489,239,827	329,485,420	253,498,091
Units issued	40,275,843	11,719,401	22,953,069	15,975,873	8,817,519
Units redeemed	(78,054,633)	(70,980,209)	(57,610,525)	(53,114,075)	(39,235,903)
Ending units	498,528,585	186,564,308	454,582,371	292,347,218	223,079,707

The accompanying notes are an integral part of these financial statements.
A 39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(217,546,690)	$(103,960,557)	$(13,850,848)	$(245,020)	$(4,136,131)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	451,187,522	289,364,077	82,017,760	—	21,220,336
Net change in unrealized appreciation (depreciation) on investments	(1,451,976,804)	(657,738,219)	(50,614,615)	—	(43,597,615)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,218,335,972)	(472,334,699)	17,552,297	(245,020)	(26,513,410)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	345,303,812	160,744,170	34,129,230	40,371,005	9,362,951
Annuity payments	(3,459,359)	(1,380,249)	(178,730)	(203,550)	(102,139)
Surrenders, withdrawals and death benefits	(825,068,195)	(409,223,138)	(64,468,315)	(859,470,284)	(18,521,500)
Net transfers between other subaccounts
or fixed rate option	(1,459,617,465)	(342,690,421)	(6,523,084)	839,151,563	5,092,053
Miscellaneous transactions	(22,505)	56,517	(32,401)	(1,025)	5,045
Other charges	(153,661,458)	(71,711,174)	(7,581,852)	(1,143,003)	(2,160,508)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,096,525,170)	(664,204,295)	(44,655,152)	18,704,706	(6,324,098)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,314,861,142)	(1,136,538,994)	(27,102,855)	18,459,686	(32,837,508)

NET ASSETS
Beginning of period	14,454,364,713	6,806,563,912	833,920,249	200,272,575	255,986,993
End of period	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485

Beginning units	865,745,078	410,174,737	30,786,925	22,116,718	10,814,190
Units issued	33,126,430	10,377,717	4,866,130	46,320,217	2,289,597
Units redeemed	(163,722,944)	(50,658,351)	(6,415,258)	(44,557,537)	(2,568,856)
Ending units	735,148,564	369,894,103	29,237,797	23,879,398	10,534,931

The accompanying notes are an integral part of these financial statements.
A 40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(25,627,413)	$(2,039,333)	$(3,329,981)	$(38,207,291)	$(13,674,965)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	27,088,454	3,997,017	9,394,240	8,726,092	12,454,871
Net change in unrealized appreciation (depreciation) on investments	(41,155,471)	(27,026,908)	(46,574,504)	58,842,706	(25,041,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(39,694,430)	(25,069,224)	(40,510,245)	29,361,507	(26,262,019)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,998,716	4,320,710	9,563,069	38,797	13,966,771
Annuity payments	(1,534,649)	(97,026)	(31,039)	(407,536)	(287,375)
Surrenders, withdrawals and death benefits	(129,988,466)	(9,456,960)	(15,507,156)	(131,107,027)	(70,045,836)
Net transfers between other subaccounts
or fixed rate option	(135,211,500)	(3,817,949)	14,769,571	5,899,276,562	553,488,284
Miscellaneous transactions	380	7,479	9,430	12,802	(153)
Other charges	(15,105,549)	(1,060,178)	(2,951,242)	(28,052,363)	(8,691,832)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(266,841,068)	(10,103,924)	5,852,633	5,739,761,235	488,429,859

TOTAL INCREASE (DECREASE) IN NET ASSETS	(306,535,498)	(35,173,148)	(34,657,612)	5,769,122,742	462,167,840

NET ASSETS
Beginning of period	1,717,612,018	147,956,365	269,588,810	1,250,379,115	723,371,148
End of period	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988

Beginning units	147,932,167	11,482,988	18,217,927	91,942,817	56,851,935
Units issued	9,812,126	1,623,662	3,596,876	655,344,571	61,012,417
Units redeemed	(33,341,616)	(2,543,910)	(3,343,161)	(175,692,008)	(21,044,397)
Ending units	124,402,677	10,562,740	18,471,642	571,595,380	96,819,955

The accompanying notes are an integral part of these financial statements.
A 41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018**	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(816,659)	$(885,983)	$(1,147,646)	$(3,539,756)	$(5,079,231)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,860,248	7,908	3,505,692	6,955,024	25,831,603
Net change in unrealized appreciation (depreciation) on investments	(2,633,054)	409,651	(6,772,400)	(39,132,175)	(69,454,659)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(589,465)	(468,424)	(4,414,354)	(35,716,907)	(48,702,287)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,548,387	1,834,167	9,755,940
Annuity payments	—	(11,530)	(25,051)	—	(193,944)
Surrenders, withdrawals and death benefits	(14,179,101)	(17,948,461)	(5,715,385)	(13,924,925)	(23,329,497)
Net transfers between other subaccounts
or fixed rate option	(73,309,780)	79,155,818	(11,509,368)	(19,101,381)	(30,620,990)
Miscellaneous transactions	249	(1,966)	(89)	(1,159)	107
Other charges	(54,509)	(4,522)	(667,597)	(2,211,851)	(3,038,277)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(87,543,141)	61,189,339	(16,369,103)	(33,405,149)	(47,426,661)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(88,132,606)	60,720,915	(20,783,457)	(69,122,056)	(96,128,948)

NET ASSETS
Beginning of period	88,132,606	8,872,345	78,498,432	240,318,736	354,793,516
End of period	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568

Beginning units	7,832,879	754,700	4,913,350	21,865,500	15,520,221
Units issued	644,245	6,789,881	482,803	3,874,196	1,528,331
Units redeemed	(8,477,124)	(1,336,733)	(1,532,182)	(7,341,192)	(3,580,765)
Ending units	—	6,207,848	3,863,971	18,398,504	13,467,787

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(63,319,323)	$(39,134,450)	$(33,887,284)	$(5,362)	$(550)
Capital gains distributions received	—	—	—	24,965	110,586
Net realized gain (loss) on shares redeemed	160,997,783	108,185,383	85,175,300	36,986	(31,935)
Net change in unrealized appreciation (depreciation) on investments	(483,314,575)	(291,057,097)	(239,261,307)	(53,419)	(184,499)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(385,636,115)	(222,006,164)	(187,973,291)	3,170	(106,398)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	108,941,638	120,378,452	72,892,237	—	—
Annuity payments	(700,212)	(571,247)	(596,801)	—	—
Surrenders, withdrawals and death benefits	(233,221,998)	(142,017,584)	(120,073,639)	(34,027)	(48,013)
Net transfers between other subaccounts
or fixed rate option	(402,659,927)	(220,307,446)	(318,166,018)	(54,015)	(213,495)
Miscellaneous transactions	14,491	2,824	914	—	(3)
Other charges	(48,323,590)	(28,485,644)	(26,131,860)	(2,915)	(5,960)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(575,949,598)	(271,000,645)	(392,075,167)	(90,957)	(267,471)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(961,585,713)	(493,006,809)	(580,048,458)	(87,787)	(373,869)

NET ASSETS
Beginning of period	4,362,026,591	2,577,928,786	2,355,804,300	519,960	778,998
End of period	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129

Beginning units	304,321,037	164,997,779	176,871,835	19,232	38,135
Units issued	9,268,665	10,772,366	7,815,769	4,469	8,981
Units redeemed	(51,583,490)	(28,680,398)	(38,196,171)	(7,501)	(23,847)
Ending units	262,006,212	147,089,747	146,491,433	16,200	23,269

The accompanying notes are an integral part of these financial statements.
A 43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(10,050)	$(22,996)	$(7,091)	$(9,018)	$(5,133)
Capital gains distributions received	—	104,350	—	53,503	56,680
Net realized gain (loss) on shares redeemed	111,513	156,037	60,658	1,350	4,175
Net change in unrealized appreciation (depreciation) on investments	(198,839)	(169,891)	(128,124)	(124,879)	(113,800)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(97,376)	67,500	(74,557)	(79,044)	(58,078)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,687	3,600	6,806	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(84,720)	(212,700)	(37,970)	(51,502)	(13,414)
Net transfers between other subaccounts
or fixed rate option	(354,999)	(304,267)	(225,585)	(21,615)	(63,027)
Miscellaneous transactions	7	202	—	—	—
Other charges	(8,169)	(13,546)	(5,157)	(5,187)	(2,920)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(441,194)	(526,711)	(261,906)	(78,304)	(79,361)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(538,570)	(459,211)	(336,463)	(157,348)	(137,439)

NET ASSETS
Beginning of period	1,251,528	1,872,043	809,242	645,325	470,276
End of period	$712,958	$1,412,832	$472,779	$487,977	$332,837

Beginning units	86,950	76,049	38,141	31,590	24,601
Units issued	10,012	9,483	3,278	4,922	1,606
Units redeemed	(38,687)	(29,757)	(14,357)	(8,903)	(5,955)
Ending units	58,275	55,775	27,062	27,609	20,252

The accompanying notes are an integral part of these financial statements.
A 44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$1,642	$(7,876)	$(4,011)	$4,329	$5,595
Capital gains distributions received	24,860	54,485	30,799	—	17,422
Net realized gain (loss) on shares redeemed	(4,538)	24,668	9,075	(8,601)	10,990
Net change in unrealized appreciation (depreciation) on investments	(37,778)	(103,901)	(94,964)	(11,374)	(28,154)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(15,814)	(32,624)	(59,101)	(15,646)	5,853

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	3,600
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(13,901)	(21,811)	(33,345)	(18,632)	(79,225)
Net transfers between other subaccounts
or fixed rate option	(44,917)	(169,581)	32,723	(25,179)	(85,657)
Miscellaneous transactions	(2)	1	—	—	—
Other charges	(1,946)	(5,471)	(2,996)	(844)	(4,459)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(60,766)	(196,862)	(3,618)	(44,655)	(165,741)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(76,580)	(229,486)	(62,719)	(60,301)	(159,888)

NET ASSETS
Beginning of period	251,258	809,194	354,388	124,325	574,517
End of period	$174,678	$579,708	$291,669	$64,024	$414,629

Beginning units	17,211	34,934	17,004	9,446	34,751
Units issued	2,852	3,563	7,491	3,307	5,231
Units redeemed	(7,620)	(11,653)	(7,775)	(6,865)	(15,049)
Ending units	12,443	26,844	16,720	5,888	24,933
The accompanying notes are an integral part of these financial statements.
A 45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	1/2/2018**

OPERATIONS
Net investment income (loss)	$(14,983)	$(4,724)	$(3,644,546)	$(203,536)	$(415)
Capital gains distributions received	46,243	—	—	—	—
Net realized gain (loss) on shares redeemed	62,905	36,239	22,696,338	69,564	52,529
Net change in unrealized appreciation (depreciation) on investments	(119,773)	(128,016)	(26,482,190)	(29,840)	(53,392)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(25,608)	(96,501)	(7,430,398)	(163,812)	(1,278)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	14,044,896	—	—
Annuity payments	—	—	(34,215)	—	—
Surrenders, withdrawals and death benefits	(62,158)	(56,658)	(16,413,135)	(989,660)	—
Net transfers between other subaccounts
or fixed rate option	(62,968)	(37,213)	(4,396,484)	2,383,833	(1,863,292)
Miscellaneous transactions	(2)	(2)	(6,182)	(63)	57
Other charges	(7,563)	(6,535)	(2,127,237)	(3,738)	(895)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(132,691)	(100,408)	(8,932,357)	1,390,372	(1,864,130)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(158,299)	(196,909)	(16,362,755)	1,226,560	(1,865,408)

NET ASSETS
Beginning of period	1,024,783	880,891	230,077,993	9,007,882	1,865,408
End of period	$866,484	$683,982	$213,715,238	$10,234,442	$—

Beginning units	49,439	55,706	9,566,333	754,695	171,110
Units issued	5,106	2,379	2,290,759	329,904	—
Units redeemed	(11,285)	(9,033)	(2,642,421)	(210,740)	(171,110)
Ending units	43,260	49,052	9,214,671	873,859	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,174,326)	$26,027	$(14,801)	$(7,411)	$(704,015)
Capital gains distributions received	—	58,766	88,654	39,079	—
Net realized gain (loss) on shares redeemed	393,518	(17,738)	67,642	21,438	208,719
Net change in unrealized appreciation (depreciation) on investments	(370,179)	(106,508)	(129,216)	(46,605)	(407,738)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,150,987)	(39,453)	12,279	6,501	(903,034)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	(24,562)	(12,452)	—	—	—
Surrenders, withdrawals and death benefits	(5,410,692)	(63,762)	(166,852)	(14,781)	(4,374,618)
Net transfers between other subaccounts
or fixed rate option	4,512,937	(6,788)	(65,838)	(25,957)	(3,741,862)
Miscellaneous transactions	(194)	(166)	8	8	265
Other charges	(35,404)	(673)	(2,741)	(523)	(29,135)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(957,915)	(83,841)	(235,423)	(41,253)	(8,145,350)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,108,902)	(123,294)	(223,144)	(34,752)	(9,048,384)

NET ASSETS
Beginning of period	49,025,694	279,735	928,160	403,137	36,142,333
End of period	$46,916,792	$156,441	$705,016	$368,385	$27,093,949

Beginning units	4,013,063	14,521	229,819	18,280	3,124,606
Units issued	752,573	65	1,159	880	454,996
Units redeemed	(826,544)	(4,636)	(53,655)	(2,409)	(1,166,556)
Ending units	3,939,092	9,950	177,323	16,751	2,413,046

The accompanying notes are an integral part of these financial statements.
A 47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(15,546,238)	$(30,292,449)	$(19,060)	$(3,992,594)	$(169,816)
Capital gains distributions received	—	—	135,465	—	—
Net realized gain (loss) on shares redeemed	30,804,328	63,170,466	69,100	2,965,607	81,907
Net change in unrealized appreciation (depreciation) on investments	(105,889,483)	(163,505,600)	(296,753)	(5,414,596)	(30,008)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(90,631,393)	(130,627,583)	(111,248)	(6,441,583)	(117,917)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	142,830,872	121,369,504	—	11,034,075	—
Annuity payments	—	(2,642,515)	—	(27,811)	—
Surrenders, withdrawals and death benefits	(95,044,432)	(116,493,048)	(167,950)	(23,116,637)	(1,546,719)
Net transfers between other subaccounts
or fixed rate option	8,255,120	(142,413,491)	(9,707)	22,071,322	4,689,638
Miscellaneous transactions	28,389	4,465	—	(1,167)	(458)
Other charges	(2,318,692)	(20,401,977)	(2,063)	(3,155,748)	(4,752)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	53,751,257	(160,577,062)	(179,720)	6,804,034	3,137,709

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,880,136)	(291,204,645)	(290,968)	362,451	3,019,792

NET ASSETS
Beginning of period	1,103,531,760	1,972,631,961	1,570,611	294,891,715	7,147,019
End of period	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811

Beginning units	74,247,266	156,449,299	73,402	26,114,211	709,309
Units issued	10,104,518	10,507,088	1,791	6,064,021	693,522
Units redeemed	(6,576,484)	(24,073,637)	(9,771)	(5,466,588)	(365,891)
Ending units	77,775,300	142,882,750	65,422	26,711,644	1,036,940

The accompanying notes are an integral part of these financial statements.
A 48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,455,697)	$(63,538)	$(2,347,873)	$(369,976)	$(260,145)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,693,821	52,763	6,144,288	(179,084)	520,766
Net change in unrealized appreciation (depreciation) on investments	(71,966,653)	(546,425)	(22,461,008)	270,675	(6,214,134)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(61,728,529)	(557,200)	(18,664,593)	(278,385)	(5,953,513)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	44,354,571	1,230,670	7,496,535	—	4,408,872
Annuity payments	(225,786)	—	—	—	—
Surrenders, withdrawals and death benefits	(33,084,853)	(510,975)	(10,018,559)	(4,499,959)	(1,731,894)
Net transfers between other subaccounts
or fixed rate option	(58,950,201)	(490,583)	(5,133,308)	9,454,557	79,642
Miscellaneous transactions	(4,616)	19	(115)	(22)	7,381
Other charges	(7,680,485)	(26,829)	(1,381,996)	(5,957)	(111,469)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(55,591,370)	202,302	(9,037,443)	4,948,619	2,652,532

TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,319,899)	(354,898)	(27,702,036)	4,670,234	(3,300,981)

NET ASSETS
Beginning of period	628,915,046	7,173,146	166,417,991	15,782,425	27,289,970
End of period	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989

Beginning units	44,909,145	660,627	9,129,599	1,613,958	2,206,091
Units issued	4,889,300	236,859	1,878,424	2,152,932	745,870
Units redeemed	(9,345,822)	(221,240)	(2,415,637)	(1,600,060)	(546,061)
Ending units	40,452,623	676,246	8,592,386	2,166,830	2,405,900

The accompanying notes are an integral part of these financial statements.
A 49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,063,338)	$(173,349,193)	$(177,118)	$(125,442)	$(401,795)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,645,022	1,313,675	968,833	449,344	12,914
Net change in unrealized appreciation (depreciation) on investments	(13,935,432)	(500,469,219)	(2,576,652)	(1,561,126)	668,276
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,353,748)	(672,504,737)	(1,784,937)	(1,237,224)	279,395

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,947,265	2,274,149,944	2,399,469	2,851,650	—
Annuity payments	(6,404)	(790,951)	—	—	—
Surrenders, withdrawals and death benefits	(8,788,918)	(532,514,685)	(1,061,748)	(882,206)	(3,313,394)
Net transfers between other subaccounts
or fixed rate option	(11,499,113)	22,517,445	459,628	322,911	28,651,534
Miscellaneous transactions	(1,743)	(36,078)	1,272	(271)	(5)
Other charges	(1,161,807)	(1,211,855)	(73,325)	(57,131)	(4,157)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,510,720)	1,762,113,820	1,725,296	2,234,953	25,333,978

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,864,468)	1,089,609,083	(59,641)	997,729	25,613,373

NET ASSETS
Beginning of period	142,434,560	8,715,463,039	17,609,476	12,959,602	5,080,781
End of period	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154

Beginning units	8,768,798	775,115,905	1,066,271	758,443	456,931
Units issued	1,546,500	170,762,531	325,882	248,643	3,690,209
Units redeemed	(2,595,558)	(4,230,981)	(231,165)	(124,468)	(1,320,437)
Ending units	7,719,740	941,647,455	1,160,988	882,618	2,826,703

The accompanying notes are an integral part of these financial statements.
A 50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	4/27/2018**

OPERATIONS
Net investment income (loss)	$(23,001,857)	$(199,028)	$(348,152)	$(455,651)	$(70,078)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,948,874	318,990	604,790	1,363,398	2,281,555
Net change in unrealized appreciation (depreciation) on investments	(171,117,283)	(3,410,358)	(4,710,057)	(6,302,316)	(2,659,187)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(178,170,266)	(3,290,396)	(4,453,419)	(5,394,569)	(447,710)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	653,027,974	4,413,703	7,429,317	10,521,829	1,119,707
Annuity payments	(16,053)	—	—	—	—
Surrenders, withdrawals and death benefits	(43,217,898)	(1,351,264)	(2,303,822)	(4,373,435)	(706,954)
Net transfers between other subaccounts
or fixed rate option	(215,817,003)	1,278,721	848,210	(1,843,828)	(37,302,929)
Miscellaneous transactions	29,807	(376)	736	614	(268)
Other charges	(20,849,053)	(182,435)	(315,991)	(421,690)	(66,493)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	373,157,774	4,158,349	5,658,450	3,883,490	(36,956,937)

TOTAL INCREASE (DECREASE) IN NET ASSETS	194,987,508	867,953	1,205,031	(1,511,079)	(37,404,647)

NET ASSETS
Beginning of period	1,294,637,535	28,427,192	51,709,291	71,845,558	37,404,647
End of period	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—

Beginning units	99,563,649	2,311,969	4,009,782	5,558,213	3,494,477
Units issued	57,112,636	565,405	753,461	1,000,873	126,088
Units redeemed	(31,008,728)	(229,019)	(316,789)	(698,545)	(3,620,565)
Ending units	125,667,557	2,648,355	4,446,454	5,860,541	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(120,570)	$(191,967)	$(204,002)	$(13,526)	$(33,630)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	67,745	418,855	116,730	(29,632)	50,689
Net change in unrealized appreciation (depreciation) on investments	(1,166,880)	(4,638,315)	(363,821)	(95,563)	(558,756)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,219,705)	(4,411,427)	(451,093)	(138,721)	(541,697)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,641,414	6,952,718	7,194,038	246,458	1,561,169
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(700,091)	(835,416)	(3,070,066)	(66,281)	(185,612)
Net transfers between other subaccounts
or fixed rate option	1,712,929	44,931	38,090	25,863	(214,469)
Miscellaneous transactions	176	(241)	(209)	—	79
Other charges	(118,957)	(175,286)	(198,342)	(12,753)	(30,643)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,535,471	5,986,706	3,963,511	193,287	1,130,524

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,315,766	1,575,279	3,512,418	54,566	588,827

NET ASSETS
Beginning of period	17,710,004	29,106,640	29,511,411	2,366,288	5,087,040
End of period	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867

Beginning units	1,742,753	2,236,025	2,831,694	233,518	431,093
Units issued	423,674	652,409	958,889	85,275	152,327
Units redeemed	(176,088)	(190,734)	(574,675)	(64,730)	(54,272)
Ending units	1,990,339	2,697,700	3,215,908	254,063	529,148

The accompanying notes are an integral part of these financial statements.
A 52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(30,031)	$(4,952,980)	$(1,824,177)	$(20,300)	$(9,039)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,784)	2,290,608	(1,380,827)	3,257	1,352
Net change in unrealized appreciation (depreciation) on investments	(15,909)	(28,810,965)	756,845	15,479	(2,939)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(48,724)	(31,473,337)	(2,448,159)	(1,564)	(10,626)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,061,926	114,108,587	—	838,118	436,319
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,690,860)	(6,612,464)	(20,876,160)	(113,314)	(28,395)
Net transfers between other subaccounts
or fixed rate option	1,137,506	(47,958,581)	17,106,312	173,663	(6,074)
Miscellaneous transactions	133	4,089	24	(66)	14
Other charges	(27,341)	(4,679,932)	(38,747)	(19,033)	(8,292)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	481,364	54,861,699	(3,808,571)	879,368	393,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	432,640	23,388,362	(6,256,730)	877,804	382,946

NET ASSETS
Beginning of period	4,716,502	297,699,165	80,946,319	2,972,639	1,226,849
End of period	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795

Beginning units	498,240	25,240,844	8,158,465	278,107	116,503
Units issued	321,469	10,964,499	5,687,737	120,915	49,938
Units redeemed	(271,106)	(6,795,968)	(6,063,201)	(37,967)	(12,119)
Ending units	548,603	29,409,375	7,783,001	361,055	154,322

The accompanying notes are an integral part of these financial statements.
A 53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(10,562)	$(10,344)	$(20,986)	$(13,507)	$(44,000)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(3,138)	7,331	44,567	(1,641)	14,736
Net change in unrealized appreciation (depreciation) on investments	(5,915)	60,168	(336,110)	(131,258)	(1,258,800)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(19,615)	57,155	(312,529)	(146,406)	(1,288,064)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	741,335	455,861	1,499,965	652,438	1,867,261
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(115,836)	(79,542)	(141,758)	(44,978)	(224,783)
Net transfers between other subaccounts
or fixed rate option	259,445	134,624	(149,344)	638,103	(547,262)
Miscellaneous transactions	12	109	29	(6)	(308)
Other charges	(9,625)	(9,750)	(18,553)	(12,008)	(38,931)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	875,331	501,302	1,190,339	1,233,549	1,055,977

TOTAL INCREASE (DECREASE) IN NET ASSETS	855,716	558,457	877,810	1,087,143	(232,087)

NET ASSETS
Beginning of period	1,305,704	1,544,980	3,008,234	1,828,916	6,792,158
End of period	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071

Beginning units	143,741	147,412	271,371	199,251	583,227
Units issued	143,574	73,206	149,641	152,311	201,563
Units redeemed	(46,252)	(25,484)	(42,843)	(11,165)	(116,139)
Ending units	241,063	195,134	378,169	340,397	668,651

The accompanying notes are an integral part of these financial statements.
A 54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(45,953)	$(27,719)	$(84,653)	$129,023	$(81,498)
Capital gains distributions received	—	—	—	1,866,522	24,469
Net realized gain (loss) on shares redeemed	4,665	22,937	187,659	108,277	22,891
Net change in unrealized appreciation (depreciation) on investments	(266,276)	(350,521)	(871,960)	(5,595,149)	(722,525)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(307,564)	(355,303)	(768,954)	(3,491,327)	(756,663)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,427,899	1,373,239	2,339,235	9,016,455	3,513,346
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(183,541)	(105,423)	(445,783)	(1,237,803)	(582,954)
Net transfers between other subaccounts
or fixed rate option	404,653	324,564	176,178	608,028	2,635,300
Miscellaneous transactions	(175)	(110)	(368)	(142)	35
Other charges	(43,608)	(26,836)	(78,485)	(225,781)	(77,913)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,605,228	1,565,434	1,990,777	8,160,757	5,487,814

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,297,664	1,210,131	1,221,823	4,669,430	4,731,151

NET ASSETS
Beginning of period	6,028,189	3,632,633	13,032,100	34,766,175	9,257,075
End of period	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226

Beginning units	608,538	319,062	1,096,903	2,990,540	790,486
Units issued	329,097	162,703	316,674	927,517	685,962
Units redeemed	(62,748)	(25,678)	(144,662)	(225,263)	(212,111)
Ending units	874,887	456,087	1,268,915	3,692,794	1,264,337

The accompanying notes are an integral part of these financial statements.
A 55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/2/2018*	4/30/2018*
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,071,916)	$(90,513)	$(487,633)	$(20,856)	$(1,223,265)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,758,122)	230,478	(63,598)	7,189	(2,743,743)
Net change in unrealized appreciation (depreciation) on investments	1,130,024	(1,560,614)	904,901	87,625	(17,222,549)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,700,014)	(1,420,649)	353,670	73,958	(21,189,557)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	8,736	—	—	311,166,536
Annuity payments	—	(29,660)	—	—	—
Surrenders, withdrawals and death benefits	(14,929,916)	(519,235)	(3,391,266)	(231,195)	(641,380)
Net transfers between other subaccounts
or fixed rate option	16,336,615	140,525	27,549,664	3,166,541	(13,979,179)
Miscellaneous transactions	(236)	(3)	(90)	(26)	(16,212)
Other charges	(46,093)	(26,824)	(8,078)	(133)	(867,106)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,360,370	(426,461)	24,150,230	2,935,187	295,662,659

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,339,644)	(1,847,110)	24,503,900	3,009,145	274,473,102

NET ASSETS
Beginning of period	87,630,525	7,380,531	2,218,951	—	—
End of period	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102

Beginning units	8,867,501	546,577	222,276	—	—
Units issued	6,408,084	79,002	5,063,302	455,445	32,189,087
Units redeemed	(6,226,000)	(119,084)	(2,497,789)	(142,448)	(3,198,996)
Ending units	9,049,585	506,495	2,787,789	312,997	28,990,091

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(817,143)	$(2,029,768)	$(2,472,650)	$(156,582)	$(196,127)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,399,863	10,677,880	741,076	788,883
Net change in unrealized appreciation (depreciation) on investments	—	7,510,627	28,525,225	828,466	861,437
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(817,143)	7,880,722	36,730,455	1,412,960	1,454,193

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	912,066	341,031	492,862	68,666	69,763
Annuity payments	(1,076,236)	(2,176,595)	(1,214,522)	(384,542)	(335,940)
Surrenders, withdrawals and death benefits	(19,503,983)	(16,301,868)	(17,387,948)	(1,360,306)	(1,535,491)
Net transfers between other subaccounts
or fixed rate option	6,596,978	2,531,075	(4,051,691)	92,843	23,343
Miscellaneous transactions	4,378	2,647	(3,398)	383	(495)
Other charges	(117,487)	(46,474)	(146,525)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,184,284)	(15,650,184)	(22,311,222)	(1,582,956)	(1,778,820)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,001,427)	(7,769,462)	14,419,233	(169,996)	(324,627)

NET ASSETS
Beginning of period	96,410,894	148,549,257	162,270,550	11,278,451	14,319,345
End of period	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718

Beginning units	84,822,091	57,300,996	55,259,882	3,816,322	5,306,901
Units issued	12,977,307	481,695	190,275	75,541	25,732
Units redeemed	(25,134,419)	(6,317,640)	(6,964,887)	(576,797)	(652,235)
Ending units	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398
The accompanying notes are an integral part of these financial statements.
A 57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,482,600)	$6,750,571	$(44,760)	$334,779	$(818,469)
Capital gains distributions received	—	—	—	5,583,184	—
Net realized gain (loss) on shares redeemed	11,791,555	(119,244)	(195,987)	15,207,011	2,964,435
Net change in unrealized appreciation (depreciation) on investments	24,492,699	2,312,788	152,315	29,290,647	9,283,954
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,801,654	8,944,115	(88,432)	50,415,621	11,429,920

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	587,589	314,931	36,562	1,045,606	231,906
Annuity payments	(1,172,572)	(927,777)	(15,432)	(2,471,544)	(311,606)
Surrenders, withdrawals and death benefits	(24,155,666)	(15,465,175)	(371,642)	(32,874,980)	(5,113,940)
Net transfers between other subaccounts
or fixed rate option	(4,995,821)	551,974	44,791	(2,077,540)	(1,023,451)
Miscellaneous transactions	(4,859)	(2,013)	(18)	(6,385)	178
Other charges	(331,350)	(206,483)	—	(321,074)	(66,645)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(30,072,679)	(15,734,543)	(305,739)	(36,705,917)	(6,283,558)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,728,975	(6,790,428)	(394,171)	13,709,704	5,146,362

NET ASSETS
Beginning of period	231,803,088	148,803,486	3,664,511	273,087,884	52,073,305
End of period	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667

Beginning units	78,961,808	31,833,690	681,242	91,196,336	22,600,017
Units issued	308,804	206,413	34,543	1,074,038	373,446
Units redeemed	(9,949,162)	(3,389,761)	(98,172)	(12,598,261)	(2,806,697)
Ending units	69,321,450	28,650,342	617,613	79,672,113	20,166,766

The accompanying notes are an integral part of these financial statements.
A 58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(4,023,907)	$(809,779)	$(55,213)	$213,827	$(265,109)
Capital gains distributions received	—	—	788,060	6,152,334	3,702,967
Net realized gain (loss) on shares redeemed	22,999,497	4,663,485	545,919	3,122,094	2,490,492
Net change in unrealized appreciation (depreciation) on investments	62,663,467	2,445,307	3,138,800	(663,373)	2,001,707
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	81,639,057	6,299,013	4,417,566	8,824,882	7,930,057

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	641,262	67,835	28,827	90,048	135,174
Annuity payments	(1,601,512)	(430,268)	(158,184)	(583,048)	(587,979)
Surrenders, withdrawals and death benefits	(25,927,652)	(6,211,313)	(1,669,632)	(7,284,223)	(6,712,761)
Net transfers between other subaccounts
or fixed rate option	(7,311,666)	(155,632)	604,018	(1,896,063)	(1,009,752)
Miscellaneous transactions	1,734	(3,567)	66	(93)	(1,549)
Other charges	(243,956)	(10,820)	(4,100)	(13,547)	(21,524)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(34,441,790)	(6,743,765)	(1,199,005)	(9,686,926)	(8,198,391)

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,197,267	(444,752)	3,218,561	(862,044)	(268,334)

NET ASSETS
Beginning of period	247,239,107	59,541,895	17,264,077	66,113,540	71,609,927
End of period	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593

Beginning units	80,340,008	10,868,449	10,886,921	18,851,784	26,486,185
Units issued	458,568	290,527	804,981	75,537	25,502
Units redeemed	(10,006,751)	(1,478,554)	(1,452,002)	(2,672,516)	(2,826,863)
Ending units	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824

The accompanying notes are an integral part of these financial statements.
A 59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(535,650)	$148,179	$(6,623)	$(746,154)	$66,761
Capital gains distributions received	507,673	—	1,190,916	2,267,601	—
Net realized gain (loss) on shares redeemed	1,316,228	(678,594)	765,604	3,231,502	1,301,104
Net change in unrealized appreciation (depreciation) on investments	11,006,265	15,183,765	1,550,280	10,079,985	471,952
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,294,516	14,653,350	3,500,177	14,832,934	1,839,817

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	117,778	108,105	18,974	127,034	33,877
Annuity payments	(620,480)	(372,313)	(277,971)	(240,578)	(162,747)
Surrenders, withdrawals and death benefits	(4,911,180)	(4,517,789)	(1,727,910)	(5,340,569)	(2,418,235)
Net transfers between other subaccounts
or fixed rate option	(1,403,218)	(1,838,241)	(229,163)	(849,582)	(516,984)
Miscellaneous transactions	(672)	1,095	(250)	(103)	(407)
Other charges	(16,741)	(16,370)	(4,907)	(16,412)	(5,521)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,834,513)	(6,635,513)	(2,221,227)	(6,320,210)	(3,070,017)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,460,003	8,017,837	1,278,950	8,512,724	(1,230,200)

NET ASSETS
Beginning of period	49,711,304	52,039,355	16,979,027	52,348,094	27,509,117
End of period	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917

Beginning units	19,342,108	18,982,535	5,999,836	17,676,860	7,562,353
Units issued	140,457	48,227	75,097	221,007	147,550
Units redeemed	(2,431,216)	(2,068,648)	(770,881)	(2,035,311)	(971,735)
Ending units	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168

The accompanying notes are an integral part of these financial statements.
A 60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(326,887)	$(598,257)	$(161,263)	$(109,082)	$(1,422,576)
Capital gains distributions received	2,290,653	—	2,056,341	464,092	—
Net realized gain (loss) on shares redeemed	(590,393)	3,739,964	(182,512)	386,377	6,986,933
Net change in unrealized appreciation (depreciation) on investments	2,832,896	7,574,729	3,024,799	1,255,477	3,317,092
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,206,269	10,716,436	4,737,365	1,996,864	8,881,449

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,413	43,830	53,496	3,652	209,585
Annuity payments	(113,659)	(429,197)	(116,775)	(25,698)	(286,255)
Surrenders, withdrawals and death benefits	(2,082,500)	(4,379,273)	(2,266,484)	(502,884)	(8,983,196)
Net transfers between other subaccounts
or fixed rate option	(175,903)	(1,414,815)	(699,713)	530,372	(2,306,912)
Miscellaneous transactions	(87)	(587)	(417)	17	(1,484)
Other charges	(6,070)	(9,930)	(5,075)	(1,459)	(225,111)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,362,806)	(6,189,972)	(3,034,968)	4,000	(11,593,373)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,843,463	4,526,464	1,702,397	2,000,864	(2,711,924)

NET ASSETS
Beginning of period	22,199,378	40,265,813	24,077,097	6,715,446	93,506,305
End of period	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381

Beginning units	8,208,070	15,618,347	13,698,518	5,898,489	30,663,785
Units issued	142,902	107,491	53,304	997,029	526,194
Units redeemed	(914,449)	(2,202,623)	(1,621,744)	(1,000,082)	(4,234,136)
Ending units	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843

The accompanying notes are an integral part of these financial statements.
A 61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,342)	$(1,643,114)	$(490,551)	$(8,474,733)	$(3,762,148)
Capital gains distributions received	95,594	—	—	—	—
Net realized gain (loss) on shares redeemed	316,513	6,819,562	670,861	12,503,854	7,519,542
Net change in unrealized appreciation (depreciation) on investments	1,944,720	14,022,323	8,538,555	42,845,304	7,137,267
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,218,485	19,198,771	8,718,865	46,874,425	10,894,661

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,242	237,659	87,089	7,962,991	9,178,695
Annuity payments	(123,965)	(546,956)	(270,849)	(348,582)	(164,177)
Surrenders, withdrawals and death benefits	(830,952)	(11,078,177)	(2,988,265)	(31,685,530)	(12,918,452)
Net transfers between other subaccounts
or fixed rate option	(27,563)	(324,598)	(399,586)	97,640,448	(676,864)
Miscellaneous transactions	71	206	(1,568)	(48,508)	(1,445)
Other charges	(28,577)	(263,335)	(76,529)	(5,901,034)	(2,102,084)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(959,744)	(11,975,201)	(3,649,708)	67,619,785	(6,684,327)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,258,741	7,223,570	5,069,157	114,494,210	4,210,334

NET ASSETS
Beginning of period	9,066,913	98,682,778	27,187,752	532,188,733	239,515,128
End of period	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462

Beginning units	5,448,988	35,034,627	18,567,619	32,294,384	12,695,924
Units issued	87,146	452,255	558,429	7,564,942	1,762,372
Units redeemed	(593,217)	(4,334,633)	(2,589,727)	(3,833,003)	(2,016,903)
Ending units	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393

The accompanying notes are an integral part of these financial statements.
A 62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(24,995,774)	$(1,930,750)	$(3,164,791)	$(2,531,018)	$(1,787,640)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34,416,310	3,999,417	5,683,455	8,370,365	5,764,446
Net change in unrealized appreciation (depreciation) on investments	141,018,459	14,802,635	9,422,707	30,927,180	13,495,431
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	150,438,995	16,871,302	11,941,371	36,766,527	17,472,237

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,914,889	5,420,299	14,278,591	5,184,798	2,335,913
Annuity payments	(919,232)	(110,380)	(142,319)	(299,122)	(164,611)
Surrenders, withdrawals and death benefits	(77,449,024)	(5,631,625)	(14,261,303)	(9,612,589)	(6,807,487)
Net transfers between other subaccounts
or fixed rate option	(12,726,040)	5,400,883	6,806,851	9,943,154	975,600
Miscellaneous transactions	2,257	(1,104)	138	(2,151)	408
Other charges	(15,866,502)	(1,070,769)	(1,589,870)	(1,492,897)	(992,873)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(74,043,652)	4,007,304	5,092,088	3,721,193	(4,653,050)

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,395,343	20,878,606	17,033,459	40,487,720	12,819,187

NET ASSETS
Beginning of period	1,487,767,353	113,488,338	202,253,508	141,143,501	106,316,957
End of period	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144

Beginning units	116,488,803	7,874,619	14,420,674	7,973,595	5,668,838
Units issued	4,729,941	1,389,576	2,856,078	1,585,621	808,592
Units redeemed	(9,866,617)	(1,086,672)	(2,448,039)	(1,360,071)	(1,016,832)
Ending units	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598

The accompanying notes are an integral part of these financial statements.
A 63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,199,770)	$(8,797,407)	$(5,410,817)	$(9,047,467)	$(6,854,314)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,096,352	15,485,648	22,318,307	3,378,533	32,318,034
Net change in unrealized appreciation (depreciation) on investments	693,018	118,481,783	54,936,586	18,655,400	93,180,513
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,589,600	125,170,024	71,844,076	12,986,466	118,644,233

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,593,808	14,006,157	11,092,329	12,846,064	7,748,406
Annuity payments	(112,706)	(511,018)	(158,550)	(237,516)	(304,138)
Surrenders, withdrawals and death benefits	(8,348,912)	(30,833,460)	(22,026,937)	(37,382,586)	(26,553,208)
Net transfers between other subaccounts
or fixed rate option	969,495	9,088,318	273,401	58,808,189	(19,665,931)
Miscellaneous transactions	4,738	861	(1,635)	(1,346)	(2,222)
Other charges	(1,175,667)	(5,231,085)	(4,581,053)	(7,168,822)	(3,930,944)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,069,244)	(13,480,227)	(15,402,445)	26,863,983	(42,708,037)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,520,356	111,689,797	56,441,631	39,850,449	75,936,196

NET ASSETS
Beginning of period	139,959,945	496,877,131	411,063,140	648,214,818	390,226,357
End of period	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553

Beginning units	6,920,854	29,784,201	23,496,387	54,222,773	20,368,608
Units issued	1,746,805	3,489,160	2,744,786	7,182,199	2,146,402
Units redeemed	(1,893,103)	(4,034,824)	(3,535,893)	(4,896,735)	(3,896,293)
Ending units	6,774,556	29,238,537	22,705,280	56,508,237	18,618,717

The accompanying notes are an integral part of these financial statements.
A 64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,186,111)	$(5,753,065)	$(2,522,132)	$(3,814,472)	$(4,355,827)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,339,251	14,686,284	675,713	12,048,621	2,854,502
Net change in unrealized appreciation (depreciation) on investments	31,751,714	32,150,415	2,110,710	39,193,962	24,255,155
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,904,854	41,083,634	264,291	47,428,111	22,753,830

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,464,434	15,392,484	12,596,291	13,651,525	4,691,421
Annuity payments	(256,547)	(273,034)	(1,701,957)	(124,748)	(336,533)
Surrenders, withdrawals and death benefits	(9,015,521)	(19,908,922)	(19,513,195)	(15,488,730)	(15,766,812)
Net transfers between other subaccounts
or fixed rate option	4,794,955	14,683,951	12,865,397	9,055,395	10,972,234
Miscellaneous transactions	(631)	(4,911)	554	(1,200)	(13,975)
Other charges	(1,370,136)	(3,173,945)	(1,149,050)	(2,164,059)	(2,411,149)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,616,554	6,715,623	3,098,040	4,928,183	(2,864,814)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,521,408	47,799,257	3,362,331	52,356,294	19,889,016

NET ASSETS
Beginning of period	127,816,684	334,007,338	161,562,136	222,962,239	265,263,467
End of period	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483

Beginning units	7,160,873	16,396,073	15,963,197	10,550,552	26,455,163
Units issued	1,559,032	2,877,262	4,671,615	2,361,074	4,757,881
Units redeemed	(1,305,586)	(2,437,175)	(4,337,063)	(2,036,796)	(4,972,420)
Ending units	7,414,319	16,836,160	16,297,749	10,874,830	26,240,624

The accompanying notes are an integral part of these financial statements.
A 65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(176,978,676)	$(6,158,132)	$(3,497,130)	$(2,346,352)	$(25,180,186)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	199,558,327	14,277,562	5,030,315	467,202	31,702,455
Net change in unrealized appreciation (depreciation) on investments	1,402,620,972	72,216,608	49,715,969	2,920,202	168,469,134
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,425,200,623	80,336,038	51,249,154	1,041,052	174,991,403

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	281,106,012	14,153,039	1,587,207	8,476,562	39,381,977
Annuity payments	(3,215,494)	(285,442)	(73,913)	(20,753)	(1,912,946)
Surrenders, withdrawals and death benefits	(516,125,486)	(22,118,441)	(11,859,887)	(8,965,819)	(76,256,411)
Net transfers between other subaccounts
or fixed rate option	24,165,484	19,287,837	27,904,881	17,265,300	(2,937,310)
Miscellaneous transactions	12,681	1,598	(1,785)	(66)	(314)
Other charges	(122,392,756)	(3,794,443)	(1,988,661)	(1,861,488)	(17,448,795)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(336,449,559)	7,244,148	15,567,842	14,893,736	(59,173,799)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,088,751,064	87,580,186	66,816,996	15,934,788	115,817,604

NET ASSETS
Beginning of period	10,599,349,559	360,344,162	178,123,623	172,269,737	1,510,961,842
End of period	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446

Beginning units	735,805,068	22,338,062	16,013,835	17,311,778	123,829,258
Units issued	20,485,535	3,603,684	3,411,678	3,264,096	5,516,626
Units redeemed	(39,115,411)	(3,109,504)	(2,157,355)	(1,789,009)	(10,090,345)
Ending units	717,175,192	22,832,242	17,268,158	18,786,865	119,255,539

The accompanying notes are an integral part of these financial statements.
A 66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,189,100)	$(54,850,471)	$(116,995,442)	$(73,694,953)	$(56,238,173)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	181,555,004	69,810,708	194,137,316	120,360,779	66,050,393
Net change in unrealized appreciation (depreciation) on investments	1,210,544,411	313,234,522	837,950,941	311,469,275	474,565,143
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,253,910,315	328,194,759	915,092,815	358,135,101	484,377,363

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	287,028,278	30,337,194	229,549,662	96,337,878	116,944,324
Annuity payments	(2,116,872)	(1,517,091)	(6,468,348)	(3,843,650)	(985,007)
Surrenders, withdrawals and death benefits	(396,176,382)	(171,368,817)	(392,084,709)	(297,829,155)	(163,955,730)
Net transfers between other subaccounts
or fixed rate option	247,336,469	82,693,460	(15,727,870)	266,752,861	2,570,020
Miscellaneous transactions	(20,884)	(13,854)	(22,470)	52,388	(4,956)
Other charges	(83,690,433)	(30,490,399)	(72,618,671)	(43,002,110)	(38,624,501)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	52,360,176	(90,359,507)	(257,372,406)	18,468,212	(84,055,850)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,306,270,491	237,835,252	657,720,409	376,603,313	400,321,513

NET ASSETS
Beginning of period	7,757,048,134	3,099,702,431	7,082,881,507	4,238,526,630	3,336,732,284
End of period	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797

Beginning units	530,110,082	252,678,408	504,035,760	325,237,159	258,492,644
Units issued	36,644,204	18,804,117	19,178,570	40,822,330	11,068,531
Units redeemed	(30,446,911)	(25,657,409)	(33,974,503)	(36,574,069)	(16,063,084)
Ending units	536,307,375	245,825,116	489,239,827	329,485,420	253,498,091

The accompanying notes are an integral part of these financial statements.
A 67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(189,687,791)	$(103,205,489)	$(11,557,206)	$(2,458,435)	$(3,655,765)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	132,699,652	151,763,120	42,582,216	—	10,902,475
Net change in unrealized appreciation (depreciation) on investments	1,628,456,662	865,611,604	188,363,892	—	38,659,102
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,571,468,523	914,169,235	219,388,902	(2,458,435)	45,905,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	292,796,780	128,817,569	30,432,585	30,041,556	8,031,442
Annuity payments	(1,993,143)	(2,547,634)	(615,646)	(266,776)	(99,201)
Surrenders, withdrawals and death benefits	(540,086,363)	(303,762,527)	(46,416,656)	(718,641,336)	(14,313,672)
Net transfers between other subaccounts
or fixed rate option	5,636,569,975	(27,207,938)	35,858,162	663,327,255	12,676,322
Miscellaneous transactions	(3,386)	(13,369)	(4,713)	(10,073)	(890)
Other charges	(131,232,696)	(69,920,100)	(6,265,903)	(1,250,200)	(1,913,019)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,256,051,167	(274,633,999)	12,987,829	(26,799,574)	4,380,982

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,827,519,690	639,535,236	232,376,731	(29,258,009)	50,286,794

NET ASSETS
Beginning of period	7,626,845,023	6,167,028,676	601,543,518	229,530,584	205,700,199
End of period	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993

Beginning units	522,510,542	426,322,108	29,887,427	25,161,438	10,539,718
Units issued	388,634,766	10,203,154	5,456,765	34,561,190	2,058,145
Units redeemed	(45,400,230)	(26,350,525)	(4,557,267)	(37,605,910)	(1,783,673)
Ending units	865,745,078	410,174,737	30,786,925	22,116,718	10,814,190

The accompanying notes are an integral part of these financial statements.
A 68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(27,063,367)	$(2,025,361)	$(2,777,815)	$(33,151,053)	$(11,118,562)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,119,726	2,357,181	9,937,723	20,223,486	6,817,878
Net change in unrealized appreciation (depreciation) on investments	59,621,413	25,020,362	60,000,996	73,276,762	33,920,306
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,677,772	25,352,182	67,160,904	60,349,195	29,619,622

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,488,253	5,390,732	8,061,493	22,795	13,683,028
Annuity payments	(1,745,034)	(72,222)	(33,761)	(221,771)	(1,752,418)
Surrenders, withdrawals and death benefits	(108,112,964)	(8,394,158)	(10,653,724)	(99,836,724)	(49,469,516)
Net transfers between other subaccounts
or fixed rate option	156,359,671	6,917,503	10,830,196	(1,649,859,719)	122,377,493
Miscellaneous transactions	317	704	(1,437)	14,412	(4,990)
Other charges	(15,463,880)	(1,026,001)	(2,726,610)	(23,484,631)	(6,371,611)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	47,526,363	2,816,558	5,476,157	(1,773,365,638)	78,461,986

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,204,135	28,168,740	72,637,061	(1,713,016,443)	108,081,608

NET ASSETS
Beginning of period	1,625,407,883	119,787,625	196,951,749	2,963,395,558	615,289,540
End of period	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148

Beginning units	143,733,741	11,324,340	17,977,289	229,222,428	50,539,798
Units issued	17,467,858	1,797,172	3,449,678	63,062,195	12,529,102
Units redeemed	(13,269,432)	(1,638,524)	(3,209,040)	(200,341,806)	(6,216,965)
Ending units	147,932,167	11,482,988	18,217,927	91,942,817	56,851,935
The accompanying notes are an integral part of these financial statements.
A 69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,372,913)	$(229,802)	$(1,209,492)	$(3,443,264)	$(5,205,145)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	748,241	82,444	1,548,728	3,222,992	15,972,862
Net change in unrealized appreciation (depreciation) on investments	(350,682)	16,149	6,211,818	44,707,417	23,261,770
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(975,354)	(131,209)	6,551,054	44,487,145	34,029,487

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,464,603	2,261,311	12,304,928
Annuity payments	—	—	(10,021)	(152,969)	(296,650)
Surrenders, withdrawals and death benefits	(13,640,372)	(1,924,320)	(4,371,975)	(10,405,248)	(18,540,187)
Net transfers between other subaccounts
or fixed rate option	42,427,435	(1,161,241)	3,569,374	33,834,595	16,056,922
Miscellaneous transactions	(672)	(105)	208	(499)	(1,387)
Other charges	(35,053)	(4,938)	(688,991)	(2,165,194)	(3,074,905)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,751,338	(3,090,604)	(36,802)	23,371,996	6,448,721

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,775,984	(3,221,813)	6,514,252	67,859,141	40,478,208

NET ASSETS
Beginning of period	60,356,622	12,094,158	71,984,180	172,459,595	314,315,308
End of period	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516

Beginning units	5,248,240	1,014,457	4,912,337	19,509,330	15,081,499
Units issued	4,019,012	50,827	818,933	5,540,527	2,924,140
Units redeemed	(1,434,373)	(310,584)	(817,920)	(3,184,357)	(2,485,418)
Ending units	7,832,879	754,700	4,913,350	21,865,500	15,520,221

The accompanying notes are an integral part of these financial statements.
A 70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(64,052,981)	$(37,706,532)	$(33,577,929)	$(5,719)	$(1,433)
Capital gains distributions received	—	—	—	—	10,895
Net realized gain (loss) on shares redeemed	63,773,804	38,412,419	29,624,224	23,380	25,563
Net change in unrealized appreciation (depreciation) on investments	560,314,925	336,068,961	216,531,951	59,743	65,670
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	560,035,748	336,774,848	212,578,246	77,404	100,695

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	106,644,068	105,687,953	67,152,085	—	—
Annuity payments	(671,902)	(307,720)	(577,223)	—	—
Surrenders, withdrawals and death benefits	(182,571,367)	(95,198,072)	(98,075,414)	(61,090)	(20,719)
Net transfers between other subaccounts
or fixed rate option	25,693,821	50,262,713	380,487,920	(59,691)	(171,291)
Miscellaneous transactions	1,108	(1,316)	125	—	(589)
Other charges	(47,912,483)	(26,811,579)	(24,903,159)	(3,215)	(7,122)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(98,816,755)	33,631,979	324,084,334	(123,996)	(199,721)

TOTAL INCREASE (DECREASE) IN NET ASSETS	461,218,993	370,406,827	536,662,580	(46,592)	(99,026)

NET ASSETS
Beginning of period	3,900,807,598	2,207,521,959	1,819,141,720	566,552	878,024
End of period	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960	$778,998

Beginning units	310,670,767	161,567,047	149,330,877	24,640	48,679
Units issued	11,754,372	11,796,909	39,063,757	6,257	9,600
Units redeemed	(18,104,102)	(8,366,177)	(11,522,799)	(11,665)	(20,144)
Ending units	304,321,037	164,997,779	176,871,835	19,232	38,135

The accompanying notes are an integral part of these financial statements.
A 71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(10,332)	$(24,686)	$(5,343)	$(9,040)	$(4,804)
Capital gains distributions received	—	111,608	—	59,461	28,467
Net realized gain (loss) on shares redeemed	55,712	98,215	30,062	11,741	19,329
Net change in unrealized appreciation (depreciation) on investments	127,809	131,949	89,582	36,937	(3,391)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	173,189	317,086	114,301	99,099	39,601

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,545	15,677	11,980	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(153,578)	(159,337)	(13,685)	(73,872)	(30,122)
Net transfers between other subaccounts
or fixed rate option	395,341	15,674	301,832	68,377	(22,559)
Miscellaneous transactions	(62)	(396)	—	—	(3)
Other charges	(9,185)	(14,277)	(4,584)	(5,344)	(3,818)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	244,061	(142,659)	295,543	(10,839)	(56,502)

TOTAL INCREASE (DECREASE) IN NET ASSETS	417,250	174,427	409,844	88,260	(16,901)

NET ASSETS
Beginning of period	834,278	1,697,616	399,398	557,065	487,177
End of period	$1,251,528	$1,872,043	$809,242	$645,325	$470,276

Beginning units	70,169	82,182	23,130	31,628	27,501
Units issued	44,691	14,512	24,235	7,799	12,066
Units redeemed	(27,910)	(20,645)	(9,224)	(7,837)	(14,966)
Ending units	86,950	76,049	38,141	31,590	24,601

The accompanying notes are an integral part of these financial statements.
A 72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,083)	$(7,873)	$(3,423)	$4,028	$5,851
Capital gains distributions received	14,895	66,426	3,030	6,945	21,138
Net realized gain (loss) on shares redeemed	35,761	22,044	12,934	14,854	46,050
Net change in unrealized appreciation (depreciation) on investments	(29,504)	7,137	18,733	(30,239)	(14,236)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,069	87,734	31,274	(4,412)	58,803

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	31,451	12,600	—	6,000
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(179,180)	(128,244)	(91,522)	(13,659)	(45,591)
Net transfers between other subaccounts
or fixed rate option	(32,153)	(1,237)	164,495	(105,165)	(246,495)
Miscellaneous transactions	(252)	—	—	52	(508)
Other charges	(2,271)	(5,743)	(2,653)	(812)	(4,705)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(213,856)	(103,773)	82,920	(119,584)	(291,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(194,787)	(16,039)	114,194	(123,996)	(232,496)

NET ASSETS
Beginning of period	446,045	825,233	240,194	248,321	807,013
End of period	$251,258	$809,194	$354,388	$124,325	$574,517

Beginning units	32,649	39,140	13,026	15,850	51,008
Units issued	13,914	11,554	12,144	2,923	6,623
Units redeemed	(29,352)	(15,760)	(8,166)	(9,327)	(22,880)
Ending units	17,211	34,934	17,004	9,446	34,751

The accompanying notes are an integral part of these financial statements.
A 73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(15,192)	$(3,298)	$(3,038,701)	$(317,248)	$(1,117,957)
Capital gains distributions received	43,678	—	—	—	—
Net realized gain (loss) on shares redeemed	79,033	41,917	9,625,807	403,753	2,047,979
Net change in unrealized appreciation (depreciation) on investments	116,982	61,713	50,606,197	(202,397)	(1,589,239)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	224,501	100,332	57,193,303	(115,892)	(659,217)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	8,274,558	—	—
Annuity payments	—	—	(345,690)	—	(14,513)
Surrenders, withdrawals and death benefits	(124,159)	(17,776)	(11,575,011)	(2,344,884)	(4,187,133)
Net transfers between other subaccounts
or fixed rate option	(85,186)	(137,310)	14,315,422	(7,349,245)	(63,669,240)
Miscellaneous transactions	(1)	(1)	(3,057)	49	1,086
Other charges	(7,994)	(6,831)	(1,810,313)	(6,140)	(37,628)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(217,340)	(161,918)	8,855,909	(9,700,220)	(67,907,428)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,161	(61,586)	66,049,212	(9,816,112)	(68,566,645)

NET ASSETS
Beginning of period	1,017,622	942,477	164,028,781	18,823,994	70,432,053
End of period	$1,024,783	$880,891	$230,077,993	$9,007,882	$1,865,408

Beginning units	60,211	65,291	9,078,252	1,552,462	6,458,633
Units issued	8,033	3,713	2,070,861	28,948	17,646
Units redeemed	(18,805)	(13,298)	(1,582,780)	(826,715)	(6,305,169)
Ending units	49,439	55,706	9,566,333	754,695	171,110

The accompanying notes are an integral part of these financial statements.
A 74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,485,950)	$3,819	$(12,089)	$(6,961)	$(1,060,063)
Capital gains distributions received	—	—	26,140	12,059	—
Net realized gain (loss) on shares redeemed	1,514,115	1,111	9,951	14,271	827,043
Net change in unrealized appreciation (depreciation) on investments	(354,439)	48,321	213,821	66,439	87,832
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(326,274)	53,251	237,823	85,808	(145,188)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	3,000	—	—	—
Annuity payments	(33,678)	—	—	—	—
Surrenders, withdrawals and death benefits	(8,057,083)	(14,035)	(22,974)	(49,272)	(4,649,056)
Net transfers between other subaccounts
or fixed rate option	(19,462,714)	734	(34,494)	(22,302)	(21,254,990)
Miscellaneous transactions	620	—	25	(22)	(552)
Other charges	(41,298)	(703)	(2,611)	(466)	(35,600)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,594,153)	(11,004)	(60,054)	(72,062)	(25,940,198)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,920,427)	42,247	177,769	13,746	(26,085,386)

NET ASSETS
Beginning of period	76,946,121	237,488	750,391	389,391	62,227,719
End of period	$49,025,694	$279,735	$928,160	$403,137	$36,142,333

Beginning units	6,205,994	15,163	246,748	21,863	5,334,309
Units issued	235,224	455	649	17	245,725
Units redeemed	(2,428,155)	(1,097)	(17,578)	(3,600)	(2,455,428)
Ending units	4,013,063	14,521	229,819	18,280	3,124,606

The accompanying notes are an integral part of these financial statements.
A 75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(14,316,078)	$(29,906,023)	$(11,524)	$(3,634,909)	$(195,165)
Capital gains distributions received	—	—	121,631	—	—
Net realized gain (loss) on shares redeemed	19,713,127	33,719,973	31,845	1,701,692	(23,310)
Net change in unrealized appreciation (depreciation) on investments	144,158,672	190,871,692	111,527	13,123,383	234,314
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	149,555,721	194,685,642	253,479	11,190,166	15,839

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	136,830,186	81,135,592	—	12,715,147	—
Annuity payments	(27,072)	(2,364,147)	—	(86,078)	—
Surrenders, withdrawals and death benefits	(72,041,861)	(96,595,882)	(78,310)	(17,135,037)	(1,602,361)
Net transfers between other subaccounts
or fixed rate option	23,381,130	2,245,325	(21,778)	40,559,167	(4,161,916)
Miscellaneous transactions	66,262	10,417	—	(186)	—
Other charges	(1,525,220)	(19,289,580)	(2,119)	(2,865,706)	(5,272)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	86,683,425	(34,858,275)	(102,207)	33,187,307	(5,769,549)

TOTAL INCREASE (DECREASE) IN NET ASSETS	236,239,146	159,827,367	151,272	44,377,473	(5,753,710)

NET ASSETS
Beginning of period	867,292,614	1,812,804,594	1,419,339	250,514,242	12,900,729
End of period	$1,103,531,760	$1,972,631,961	$1,570,611	$294,891,715	$7,147,019

Beginning units	67,998,532	159,342,936	78,706	23,109,898	1,278,693
Units issued	11,052,777	8,631,650	124	5,945,802	77,911
Units redeemed	(4,804,043)	(11,525,287)	(5,428)	(2,941,489)	(647,295)
Ending units	74,247,266	156,449,299	73,402	26,114,211	709,309

The accompanying notes are an integral part of these financial statements.
A 76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(8,828,667)	$(56,082)	$(2,103,527)	$(136,143)	$(164,139)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,496,379	86,116	3,372,517	62,561	314,013
Net change in unrealized appreciation (depreciation) on investments	79,911,376	400,652	19,305,307	(59,435)	4,026,088
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	79,579,088	430,686	20,574,297	(133,017)	4,175,962

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,385,895	1,428,481	10,143,173	—	5,515,643
Annuity payments	(91,395)	—	(13,172)	—	—
Surrenders, withdrawals and death benefits	(28,350,582)	(376,624)	(8,083,074)	(3,558,735)	(1,119,991)
Net transfers between other subaccounts
or fixed rate option	20,478,342	948,498	30,571,496	17,192,057	12,912,362
Miscellaneous transactions	(4,078)	(24)	(487)	16	400
Other charges	(6,977,840)	(19,514)	(1,199,469)	(1,846)	(59,852)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	22,440,342	1,980,817	31,418,467	13,631,492	17,248,562

TOTAL INCREASE (DECREASE) IN NET ASSETS	102,019,430	2,411,503	51,992,764	13,498,475	21,424,524

NET ASSETS
Beginning of period	526,895,616	4,761,643	114,425,227	2,283,950	5,865,446
End of period	$628,915,046	$7,173,146	$166,417,991	$15,782,425	$27,289,970

Beginning units	43,064,173	477,807	7,262,169	231,276	636,365
Units issued	5,273,008	297,682	3,267,174	1,767,421	1,835,897
Units redeemed	(3,428,036)	(114,862)	(1,399,744)	(384,739)	(266,171)
Ending units	44,909,145	660,627	9,129,599	1,613,958	2,206,091

The accompanying notes are an integral part of these financial statements.
A 77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,009,457)	$(148,497,444)	$(138,737)	$(96,778)	$(164,250)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,074,766	2,365,382	216,732	255,008	284,564
Net change in unrealized appreciation (depreciation) on investments	17,949,390	647,191,220	2,614,664	1,905,150	(85,016)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,014,699	501,059,158	2,692,659	2,063,380	35,298

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,655,837	1,700,066,752	4,515,307	2,143,963	—
Annuity payments	(87,335)	(295,518)	—	—	—
Surrenders, withdrawals and death benefits	(8,197,774)	(408,496,632)	(430,681)	(413,322)	(2,060,077)
Net transfers between other subaccounts
or fixed rate option	13,597,030	15,375,182	1,000,943	659,789	(4,384,282)
Miscellaneous transactions	1,647	81,261	(10,124)	(20,097)	(2,114)
Other charges	(1,129,100)	(1,053,236)	(45,309)	(41,552)	(2,826)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,840,305	1,305,677,809	5,030,136	2,328,781	(6,449,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,855,004	1,806,736,967	7,722,795	4,392,161	(6,414,001)

NET ASSETS
Beginning of period	111,579,556	6,908,726,072	9,886,681	8,567,441	11,494,782
End of period	$142,434,560	$8,715,463,039	$17,609,476	$12,959,602	$5,080,781

Beginning units	8,006,604	655,377,516	711,832	603,848	1,025,175
Units issued	2,579,500	123,913,254	436,963	261,405	237,486
Units redeemed	(1,817,306)	(4,174,865)	(82,524)	(106,810)	(805,730)
Ending units	8,768,798	775,115,905	1,066,271	758,443	456,931

The accompanying notes are an integral part of these financial statements.
A 78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(14,459,146)	$(157,964)	$(268,975)	$(379,869)	$(215,082)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,114,442	190,703	335,549	399,229	192,220
Net change in unrealized appreciation (depreciation) on investments	179,391,992	3,574,051	6,873,069	9,303,221	1,679,691
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	167,047,288	3,606,790	6,939,643	9,322,581	1,656,829

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	288,333,981	3,718,648	9,501,690	12,470,665	7,518,431
Annuity payments	(27,497)	—	—	—	—
Surrenders, withdrawals and death benefits	(19,466,413)	(789,823)	(1,438,142)	(1,914,815)	(1,662,711)
Net transfers between other subaccounts
or fixed rate option	96,864,453	927,055	1,835,432	(7,002)	384,338
Miscellaneous transactions	3,367	(707)	753	(9)	610
Other charges	(13,103,167)	(147,544)	(250,192)	(356,225)	(207,025)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	352,604,724	3,707,629	9,649,541	10,192,614	6,033,643

TOTAL INCREASE (DECREASE) IN NET ASSETS	519,652,012	7,314,419	16,589,184	19,515,195	7,690,472

NET ASSETS
Beginning of period	774,985,523	21,112,773	35,120,107	52,330,363	29,714,175
End of period	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647

Beginning units	70,774,574	1,991,749	3,210,941	4,706,386	2,927,748
Units issued	29,871,443	473,781	1,037,037	1,159,013	925,540
Units redeemed	(1,082,368)	(153,561)	(238,196)	(307,186)	(358,811)
Ending units	99,563,649	2,311,969	4,009,782	5,558,213	3,494,477

The accompanying notes are an integral part of these financial statements.
A 79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(92,875)	$(136,195)	$(168,797)	$(15,275)	$(24,512)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40,905	204,484	120,725	78,643	28,040
Net change in unrealized appreciation (depreciation) on investments	1,044,132	4,719,954	851,972	(146,068)	645,387
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	992,162	4,788,243	803,900	(82,700)	648,915

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,392,264	6,318,210	6,491,049	595,879	1,608,324
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(863,555)	(805,175)	(1,770,577)	(90,139)	(154,609)
Net transfers between other subaccounts
or fixed rate option	852,383	1,106,707	700,147	(1,119,337)	(22,484)
Miscellaneous transactions	103	(3,561)	1,315	(131)	—
Other charges	(89,807)	(125,858)	(163,355)	(14,422)	(22,206)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,291,388	6,490,323	5,258,579	(628,150)	1,409,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,283,550	11,278,566	6,062,479	(710,850)	2,057,940

NET ASSETS
Beginning of period	13,426,454	17,828,074	23,448,932	3,077,138	3,029,100
End of period	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040

Beginning units	1,414,258	1,691,227	2,323,837	293,242	303,282
Units issued	446,078	672,734	873,428	81,289	174,716
Units redeemed	(117,583)	(127,936)	(365,571)	(141,013)	(46,905)
Ending units	1,742,753	2,236,025	2,831,694	233,518	431,093

The accompanying notes are an integral part of these financial statements.
A 80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(27,491)	$(3,277,165)	$(2,067,649)	$(13,263)	$(6,002)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,569	463,554	(1,036,255)	14,807	1,587
Net change in unrealized appreciation (depreciation) on investments	(24,499)	30,942,451	4,496,268	30,315	18,577
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(44,421)	28,128,840	1,392,364	31,859	14,162

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,196,415	83,559,430	—	2,152,069	366,971
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(266,332)	(2,985,098)	(12,721,274)	(119,248)	(18,413)
Net transfers between other subaccounts
or fixed rate option	(263,359)	24,194,251	(30,169,454)	(538,437)	73,656
Miscellaneous transactions	59	1,039	950	(102)	141
Other charges	(26,220)	(3,001,402)	(38,237)	(11,690)	(5,654)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	640,563	101,768,220	(42,928,015)	1,482,592	416,701

TOTAL INCREASE (DECREASE) IN NET ASSETS	596,142	129,897,060	(41,535,651)	1,514,451	430,863

NET ASSETS
Beginning of period	4,120,360	167,802,105	122,481,970	1,458,188	795,986
End of period	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849

Beginning units	432,120	16,089,536	12,369,597	139,053	76,718
Units issued	178,691	9,528,461	5,291,798	246,441	51,175
Units redeemed	(112,571)	(377,153)	(9,502,930)	(107,387)	(11,390)
Ending units	498,240	25,240,844	8,158,465	278,107	116,503
The accompanying notes are an integral part of these financial statements.
A 81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(6,943)	$(8,330)	$(14,148)	$(10,827)	$(21,115)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	188	3,773	10,198	(775)	42,851
Net change in unrealized appreciation (depreciation) on investments	725	29,521	270,524	22,824	668,563
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,030)	24,964	266,574	11,222	690,299

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	341,632	258,179	911,545	436,410	3,690,139
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(35,959)	(64,129)	(63,649)	(61,578)	(97,514)
Net transfers between other subaccounts
or fixed rate option	122,097	(88,110)	423,266	126,941	731,276
Miscellaneous transactions	83	959	43	(18)	(513)
Other charges	(6,547)	(7,594)	(12,424)	(10,036)	(18,591)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	421,306	99,305	1,258,781	491,719	4,304,797

TOTAL INCREASE (DECREASE) IN NET ASSETS	415,276	124,269	1,525,355	502,941	4,995,096

NET ASSETS
Beginning of period	890,428	1,420,711	1,482,879	1,325,975	1,797,062
End of period	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158

Beginning units	97,386	137,880	150,555	145,299	191,377
Units issued	56,849	47,345	136,147	75,949	434,577
Units redeemed	(10,494)	(37,813)	(15,331)	(21,997)	(42,727)
Ending units	143,741	147,412	271,371	199,251	583,227

The accompanying notes are an integral part of these financial statements.
A 82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(31,273)	$(15,207)	$(69,155)	$239,640	$264,691
Capital gains distributions received	—	—	—	398,334	75,947
Net realized gain (loss) on shares redeemed	11,733	27,094	143,451	172,253	139,864
Net change in unrealized appreciation (depreciation) on investments	102,568	303,867	1,292,402	2,415,679	289,511
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	83,028	315,754	1,366,698	3,225,906	770,013

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,667,796	2,156,150	4,250,426	11,698,791	3,350,169
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(206,536)	(414,640)	(412,509)	(657,297)	(1,157,678)
Net transfers between other subaccounts
or fixed rate option	662,788	389,644	556,819	17,663	721,132
Miscellaneous transactions	(328)	(37)	(160)	1,061	744
Other charges	(29,514)	(13,785)	(64,030)	(150,789)	(41,694)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,094,206	2,117,332	4,330,546	10,909,429	2,872,673

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,177,234	2,433,086	5,697,244	14,135,335	3,642,686

NET ASSETS
Beginning of period	3,850,955	1,199,547	7,334,856	20,630,840	5,614,389
End of period	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075

Beginning units	396,193	119,550	697,714	2,005,555	530,572
Units issued	256,179	239,779	537,694	1,276,909	415,279
Units redeemed	(43,834)	(40,267)	(138,505)	(291,924)	(155,365)
Ending units	608,538	319,062	1,096,903	2,990,540	790,486

The accompanying notes are an integral part of these financial statements.
A 83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/3/2017*
	to	to	to
	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,293,782)	$(47,194)	$(13,436)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(2,371,158)	227,247	92
Net change in unrealized appreciation (depreciation) on investments	6,472,532	1,994,121	(5,224)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,807,592	2,174,174	(18,568)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	25,739	—
Annuity payments	—	(70,172)	—
Surrenders, withdrawals and death benefits	(15,863,811)	(944,272)	(17,752)
Net transfers between other subaccounts
or fixed rate option	(32,938,719)	524,755	2,255,509
Miscellaneous transactions	3,647	323	—
Other charges	(50,536)	(25,956)	(238)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(48,849,419)	(489,583)	2,237,519

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,041,827)	1,684,591	2,218,951

NET ASSETS
Beginning of period	134,672,352	5,695,940	—
End of period	$87,630,525	$7,380,531	$2,218,951

Beginning units	13,680,240	585,415	—
Units issued	6,263,872	73,510	251,409
Units redeemed	(11,076,611)	(112,348)	(29,133)
Ending units	8,867,501	546,577	222,276

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 84

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2018

Note 1:	General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below, are invested in the Account (individually, the “Contract” and collectively, the “Contracts”). The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Preferred	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	MFS® Research Series (Initial Class)
Prudential Diversified Bond Portfolio	MFS® Growth Series (Initial Class)
Prudential Equity Portfolio (Class I)	American Century VP Value Fund (Class I)
Prudential Flexible Managed Portfolio	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Prudential Conservative Balanced Portfolio	Prudential Jennison 20/20 Focus Portfolio (Class I)
Prudential Value Portfolio (Class I)	Davis Value Portfolio
Prudential High Yield Bond Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
Prudential Natural Resources Portfolio (Class I)	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Stock Index Portfolio	Janus Henderson VIT Research Portfolio (Service
Prudential Global Portfolio	Shares)
Prudential Jennison Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Small Capitalization Stock Portfolio	Prudential SP International Growth Portfolio (Class I)
T. Rowe Price International Stock Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income	AST Cohen & Steers Realty Portfolio
Class)	AST J.P. Morgan Strategic Opportunities Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST T. Rowe Price Large-Cap Value Portfolio
Janus Henderson VIT Research Portfolio (Institutional	AST High Yield Portfolio
Shares)	AST Small-Cap Growth Opportunities Portfolio
Janus Henderson VIT Overseas Portfolio (Institutional	AST WEDGE Capital Mid-Cap Value Portfolio
Shares)	AST Small-Cap Value Portfolio

A 85

Note 1:	General (continued)

AST Goldman Sachs Mid-Cap Growth Portfolio	AST Bond Portfolio 2020
AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Bond Portfolio 2017**
AST Lord Abbett Core Fixed Income Portfolio*	AST Bond Portfolio 2021
AST Loomis Sayles Large-Cap Growth Portfolio	Wells Fargo VT International Equity Fund (Class 1)
AST MFS Growth Portfolio	Wells Fargo VT Omega Growth Fund (Class 1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST BlackRock Low Duration Bond Portfolio	AST Bond Portfolio 2022
AST QMA US Equity Alpha Portfolio	AST Quantitative Modeling Portfolio
AST T. Rowe Price Natural Resources Portfolio	AST BlackRock Global Strategies Portfolio
AST T. Rowe Price Asset Allocation Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST MFS Global Equity Portfolio	AST Prudential Core Bond Portfolio
AST J.P. Morgan International Equity Portfolio	AST Bond Portfolio 2023
AST Templeton Global Bond Portfolio	AST New Discovery Asset Allocation Portfolio
AST Wellington Management Hedged Equity Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Capital Growth Asset Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Bond Portfolio 2024
AST Balanced Asset Allocation Portfolio	AST AQR Emerging Markets Equity Portfolio
AST Preservation Asset Allocation Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Multi-Sector Fixed Income Portfolio
(formerly AST FI Pyramis Quantitative Portfolio)	AST AQR Large-Cap Portfolio
AST Prudential Growth Allocation Portfolio	AST QMA Large-Cap Portfolio
AST Advanced Strategies Portfolio	AST Bond Portfolio 2025
AST T. Rowe Price Large-Cap Growth Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Government Money Market Portfolio	AST Goldman Sachs Global Growth Allocation
AST Small-Cap Growth Portfolio	Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
AST International Value Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST International Growth Portfolio	AST BlackRock Multi-Asset Income Portfolio**
AST Investment Grade Bond Portfolio	AST Franklin Templeton K2 Global Absolute Return
AST Western Asset Core Plus Bond Portfolio	Portfolio
AST Bond Portfolio 2018**	AST Managed Equity Portfolio
AST Bond Portfolio 2019	AST Managed Fixed Income Portfolio
AST Global Real Estate Portfolio	AST FQ Absolute Return Currency Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST Jennison Global Infrastructure Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST PIMCO Dynamic Bond Portfolio (formerly AST
AST RCM World Trends Portfolio	Goldman Sachs Strategic Income Portfolio)
AST J.P. Morgan Global Thematic Portfolio	AST Legg Mason Diversified Growth Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST Bond Portfolio 2026
ProFund VP Consumer Services	AST AB Global Bond Portfolio
ProFund VP Consumer Goods	AST Goldman Sachs Global Income Portfolio
ProFund VP Financials	AST Morgan Stanley Multi-Asset Portfolio
ProFund VP Health Care	AST Wellington Management Global Bond Portfolio
ProFund VP Industrials	AST Neuberger Berman Long/Short Portfolio
ProFund VP Mid-Cap Growth	AST Wellington Management Real Total Return
ProFund VP Mid-Cap Value	Portfolio
ProFund VP Real Estate	AST QMA International Core Equity Portfolio
ProFund VP Small-Cap Growth	AST Managed Alternatives Portfolio
ProFund VP Small-Cap Value	AST Emerging Managers Diversified Portfolio
ProFund VP Telecommunications	AST Columbia Adaptive Risk Allocation Portfolio
ProFund VP Utilities	Blackrock Global Allocation V.I. Fund (Class III)
ProFund VP Large-Cap Growth	JPMorgan Insurance Trust Income Builder Portfolio
ProFund VP Large-Cap Value	(Class 2)
AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2027

A 86

Note 1:	General (continued)

NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2029
AST Bond Portfolio 2028	AST American Funds Growth Allocation Portfolio
________

*	Subaccount was no longer available for investment at December 31, 2018.

**	Subaccount was liquidated during the period ended December 31, 2018.

The following table sets forth the date at which a merger took place in the Account. The transfer from the removed subaccount to the surviving subaccount for the period ended December 31, 2018 is reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
September 14, 2018	AST Lord Abbett Core Fixed Income Portfolio	AST Western Asset Core Plus Bond Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.

Investments-The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions-Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of the investment sold.

Dividend Income and Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

A 87

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1-Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2-Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3-Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2018, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2018, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2018 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$15,479,478	$21,809,735
Prudential Diversified Bond Portfolio	1,484,556	18,074,735
Prudential Equity Portfolio (Class I)	1,325,816	26,752,853
Prudential Flexible Managed Portfolio	34,072	1,472,086
Prudential Conservative Balanced Portfolio	36,383	2,464,809
Prudential Value Portfolio (Class I)	1,111,406	31,577,961
Prudential High Yield Bond Portfolio	2,171,205	20,846,506
Prudential Natural Resources Portfolio (Class I)	29,906	330,401
Prudential Stock Index Portfolio	23,677,234	42,740,795
Prudential Global Portfolio	1,176,843	8,597,520
Prudential Jennison Portfolio (Class I)	3,273,331	44,696,687
Prudential Small Capitalization Stock Portfolio	10,037,551	11,085,318
T. Rowe Price International Stock Portfolio	414,765	2,879,495
T. Rowe Price Equity Income Portfolio (Equity Income Class)	189,859	9,889,963
Invesco V.I. Core Equity Fund (Series I)	36,743	8,512,981

A 88

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
Janus Henderson VIT Research Portfolio (Institutional Shares)	$37,709	$7,930,558
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	91,581	6,891,638
MFS® Research Series (Initial Class)	44,383	2,553,928
MFS® Growth Series (Initial Class)	543,250	8,859,922
American Century VP Value Fund (Class I)	154,362	4,536,951
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	370,171	3,513,376
Prudential Jennison 20/20 Focus Portfolio (Class I)	353,813	7,483,892
Davis Value Portfolio	90,010	3,309,875
AB VPS Large Cap Growth Portfolio (Class B)	568,061	1,666,832
Prudential SP Small Cap Value Portfolio (Class I)	1,015,352	12,127,848
Janus Henderson VIT Research Portfolio (Service Shares)	107,700	1,666,634
SP Prudential U.S. Emerging Growth Portfolio (Class I)	811,170	16,800,257
Prudential SP International Growth Portfolio (Class I)	1,150,946	4,428,529
AST Goldman Sachs Large-Cap Value Portfolio	26,426,527	133,550,905
AST Cohen & Steers Realty Portfolio	23,648,467	65,973,463
AST J.P. Morgan Strategic Opportunities Portfolio	67,426,008	311,311,494
AST T. Rowe Price Large-Cap Value Portfolio	30,615,913	31,954,872
AST High Yield Portfolio	29,161,573	61,536,447
AST Small-Cap Growth Opportunities Portfolio	35,119,214	52,678,668
AST WEDGE Capital Mid-Cap Value Portfolio	10,438,235	28,734,922
AST Small-Cap Value Portfolio	20,435,981	41,079,712
AST Goldman Sachs Mid-Cap Growth Portfolio	58,468,923	141,894,868
AST Hotchkis & Wiley Large-Cap Value Portfolio	44,650,782	78,820,299
AST Lord Abbett Core Fixed Income Portfolio	37,961,764	714,993,208
AST Loomis Sayles Large-Cap Growth Portfolio	33,799,567	127,151,529
AST MFS Growth Portfolio	54,060,772	49,374,303
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	33,151,674	83,428,503
AST BlackRock Low Duration Bond Portfolio	43,954,110	55,246,463
AST QMA US Equity Alpha Portfolio	38,630,299	69,576,839
AST T. Rowe Price Natural Resources Portfolio	26,746,138	92,452,753
AST T. Rowe Price Asset Allocation Portfolio	256,942,806	1,523,888,432
AST MFS Global Equity Portfolio	40,847,482	95,011,110
AST J.P. Morgan International Equity Portfolio	38,267,005	56,504,966
AST Templeton Global Bond Portfolio	20,059,284	44,454,345
AST Wellington Management Hedged Equity Portfolio	57,866,337	301,753,584
AST Capital Growth Asset Allocation Portfolio	582,573,288	1,351,344,138
AST Academic Strategies Asset Allocation Portfolio	131,596,445	952,039,880
AST Balanced Asset Allocation Portfolio	302,765,471	982,695,568
AST Preservation Asset Allocation Portfolio	194,121,578	789,873,108
AST Fidelity Institutional AM℠ Quantitative Portfolio	103,230,906	590,035,817
AST Prudential Growth Allocation Portfolio	440,659,263	2,754,731,123
AST Advanced Strategies Portfolio	132,420,830	900,585,682
AST T. Rowe Price Large-Cap Growth Portfolio	135,380,509	193,886,509
AST Government Money Market Portfolio	422,496,074	406,767,567
AST Small-Cap Growth Portfolio	54,522,200	64,982,429
AST BlackRock/Loomis Sayles Bond Portfolio	100,418,172	392,886,652
AST International Value Portfolio	19,478,243	31,621,501
AST International Growth Portfolio	52,002,847	49,480,195
AST Investment Grade Bond Portfolio	7,885,844,266	2,184,290,322

A 89

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Western Asset Core Plus Bond Portfolio	$737,514,958	$262,760,064
AST Bond Portfolio 2018	7,150,011	95,509,811
AST Bond Portfolio 2019	75,994,804	15,691,448
AST Global Real Estate Portfolio	6,743,312	24,260,062
AST Parametric Emerging Markets Equity Portfolio	37,919,398	74,864,302
AST Goldman Sachs Small-Cap Value Portfolio	30,618,375	83,124,267
AST RCM World Trends Portfolio	102,679,635	741,948,556
AST J.P. Morgan Global Thematic Portfolio	136,568,552	446,703,646
AST Goldman Sachs Multi-Asset Portfolio	83,385,968	509,348,417
ProFund VP Consumer Services	124,859	221,177
ProFund VP Consumer Goods	176,606	452,349
ProFund VP Financials	131,057	585,887
ProFund VP Health Care	236,675	786,384
ProFund VP Industrials	62,130	331,816
ProFund VP Mid-Cap Growth	97,666	184,988
ProFund VP Mid-Cap Value	28,502	113,447
ProFund VP Real Estate	35,553	99,370
ProFund VP Small-Cap Growth	81,676	286,413
ProFund VP Small-Cap Value	149,929	157,558
ProFund VP Telecommunications	38,929	85,055
ProFund VP Utilities	77,113	248,818
ProFund VP Large-Cap Growth	107,986	255,660
ProFund VP Large-Cap Value	34,739	146,990
AST Jennison Large-Cap Growth Portfolio	57,212,267	69,789,169
AST Bond Portfolio 2020	3,844,783	2,657,948
AST Bond Portfolio 2017	—	1,864,545
AST Bond Portfolio 2021	8,896,063	11,028,305
Wells Fargo VT International Equity Fund (Class 1)	1,190	88,745
Wells Fargo VT Omega Growth Fund (Class 1)	4,661	254,885
Wells Fargo VT Small Cap Growth Fund (Class 1)	19,450	68,114
AST Bond Portfolio 2022	5,004,401	13,853,767
AST Quantitative Modeling Portfolio	146,495,785	108,290,766
AST BlackRock Global Strategies Portfolio	120,942,326	311,811,836
Wells Fargo VT Opportunity Fund (Class 1)	35,661	240,818
AST Prudential Core Bond Portfolio	63,870,598	61,059,157
AST Bond Portfolio 2023	6,664,047	3,696,154
AST New Discovery Asset Allocation Portfolio	61,472,063	126,519,129
AST Western Asset Emerging Markets Debt Portfolio	2,443,571	2,304,807
AST MFS Large-Cap Value Portfolio	32,148,763	43,534,079
AST Bond Portfolio 2024	19,859,753	15,281,110
AST AQR Emerging Markets Equity Portfolio	8,857,837	6,465,450
AST ClearBridge Dividend Growth Portfolio	24,037,302	42,611,360
AST Multi-Sector Fixed Income Portfolio	1,638,061,080	49,296,453
AST AQR Large-Cap Portfolio	5,617,258	4,069,081
AST QMA Large-Cap Portfolio	4,377,208	2,267,697
AST Bond Portfolio 2025	39,296,468	14,364,285
AST T. Rowe Price Growth Opportunities Portfolio	721,048,651	370,892,734
AST Goldman Sachs Global Growth Allocation Portfolio	6,816,817	2,857,497
AST T. Rowe Price Diversified Real Growth Portfolio	9,548,494	4,238,196

A 90

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Prudential Flexible Multi-Strategy Portfolio	$12,592,794	$9,164,956
AST BlackRock Multi-Asset Income Portfolio	1,333,638	38,360,653
AST Franklin Templeton K2 Global Absolute Return Portfolio	4,243,933	1,829,032
AST Managed Equity Portfolio	8,369,711	2,574,972
AST Managed Fixed Income Portfolio	9,750,676	5,991,167
AST FQ Absolute Return Currency Portfolio	803,305	623,545
AST Jennison Global Infrastructure Portfolio	1,732,164	635,270
AST PIMCO Dynamic Bond Portfolio	3,028,742	2,577,409
AST Legg Mason Diversified Growth Portfolio	124,560,927	74,652,208
AST Bond Portfolio 2026	53,232,638	58,865,386
AST AB Global Bond Portfolio	1,270,281	411,213
AST Goldman Sachs Global Income Portfolio	517,363	132,831
AST Morgan Stanley Multi-Asset Portfolio	1,286,586	421,817
AST Wellington Management Global Bond Portfolio	767,492	276,533
AST Neuberger Berman Long/Short Portfolio	1,661,225	491,872
AST Wellington Management Real Total Return Portfolio	1,329,949	109,907
AST QMA International Core Equity Portfolio	2,271,034	1,259,057
AST Managed Alternatives Portfolio	3,194,224	634,949
AST Emerging Managers Diversified Portfolio	1,844,821	307,106
AST Columbia Adaptive Risk Allocation Portfolio	3,675,419	1,769,295
Blackrock Global Allocation V.I. Fund (Class III)	10,601,120	2,681,413
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	7,892,982	2,486,666
AST Bond Portfolio 2027	59,406,687	60,118,233
NVIT Emerging Markets Fund (Class D)	1,031,521	1,571,689
AST Bond Portfolio 2028	47,447,252	23,784,656
AST Bond Portfolio 2029	4,268,800	1,354,469
AST American Funds Growth Allocation Portfolio	324,075,449	29,636,054

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service

A 91

Note 6:	Related Party Transactions (continued)

(12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and is implementing a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies.

Note 7:	Financial Highlights

Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life and funded by the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life as contract owners may not have selected all available and applicable Contract options.

A 92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2018	68,162	$0.89	to	$9.75	$77,267	1.51%		1.00%	to	2.00%	-0.44%	to	0.52%
December 31, 2017	72,665	$0.89	to	$9.70	$82,409	0.55%		1.00%	to	2.00%	-1.41%	to	-0.44%
December 31, 2016	84,822	$0.91	to	$9.74	$96,411	0.09%		1.00%	to	2.00%	-1.92%	to	-0.90%
December 31, 2015	92,559	$0.92	to	$9.83	$107,185	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%
December 31, 2014	105,488	$0.94	to	$9.92	$123,830	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%

	Prudential Diversified Bond Portfolio
December 31, 2018	45,953	$2.20	to	$2.70	$123,735	0.00%		1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	51,465	$2.24	to	$2.74	$140,780	0.00%		1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	57,301	$2.12	to	$2.60	$148,549	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	64,211	$2.05	to	$2.50	$159,894	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%
December 31, 2014	72,636	$2.08	to	$2.54	$183,884	1.13%		1.35%	to	1.65%	5.36%	to	5.67%

	Prudential Equity Portfolio (Class I)
December 31, 2018	42,506	$2.13	to	$3.70	$145,112	0.00%		1.35%	to	2.00%	-6.73%	to	-6.13%
December 31, 2017	48,485	$2.28	to	$3.94	$176,690	0.00%		1.35%	to	2.00%	23.32%	to	24.11%
December 31, 2016	55,260	$1.84	to	$3.18	$162,271	0.00%		1.35%	to	2.00%	1.74%	to	2.39%
December 31, 2015	62,095	$1.80	to	$3.11	$178,479	0.00%		1.35%	to	2.00%	0.35%	to	0.99%
December 31, 2014	71,107	$1.79	to	$3.08	$202,451	0.00%		1.35%	to	2.00%	5.59%	to	6.27%

	Prudential Flexible Managed Portfolio
December 31, 2018	2,932	$3.17	to	$3.17	$9,283	0.00%		1.40%	to	1.40%	-5.52%	to	-5.52%
December 31, 2017	3,315	$3.35	to	$3.35	$11,108	0.00%		1.40%	to	1.40%	13.39%	to	13.39%
December 31, 2016	3,816	$2.96	to	$2.96	$11,278	0.00%		1.40%	to	1.40%	7.02%	to	7.02%
December 31, 2015	4,417	$2.76	to	$2.76	$12,196	0.00%		1.40%	to	1.40%	-0.39%	to	-0.39%
December 31, 2014	5,009	$2.77	to	$2.77	$13,886	0.00%		1.40%	to	1.40%	9.52%	to	9.52%

	Prudential Conservative Balanced Portfolio
December 31, 2018	3,926	$2.88	to	$2.88	$11,290	0.00%		1.40%	to	1.40%	-3.82%	to	-3.82%
December 31, 2017	4,680	$2.99	to	$2.99	$13,995	0.00%		1.40%	to	1.40%	10.82%	to	10.82%
December 31, 2016	5,307	$2.70	to	$2.70	$14,319	0.00%		1.40%	to	1.40%	5.80%	to	5.80%
December 31, 2015	6,144	$2.55	to	$2.55	$15,669	0.00%		1.40%	to	1.40%	-0.99%	to	-0.99%
December 31, 2014	7,302	$2.58	to	$2.58	$18,808	0.00%		1.40%	to	1.40%	7.27%	to	7.27%

	Prudential Value Portfolio (Class I)
December 31, 2018	61,203	$2.02	to	$4.13	$184,022	0.00%		1.35%	to	2.00%	-11.66%	to	-11.09%
December 31, 2017	69,321	$2.28	to	$4.64	$234,532	0.00%		1.35%	to	2.00%	14.70%	to	15.43%
December 31, 2016	78,962	$1.99	to	$4.03	$231,803	0.00%		1.35%	to	2.00%	9.22%	to	9.92%
December 31, 2015	88,795	$1.82	to	$3.66	$238,364	0.00%		1.35%	to	2.00%	-10.00%	to	-9.42%
December 31, 2014	99,749	$2.02	to	$4.05	$296,461	0.00%		1.35%	to	2.00%	7.95%	to	8.63%

	Prudential High Yield Bond Portfolio
December 31, 2018	25,233	$2.36	to	$16.68	$121,953	2.92%		1.35%	to	2.00%	-3.21%	to	-2.58%
December 31, 2017	28,650	$2.43	to	$17.13	$142,013	6.08%		1.35%	to	2.00%	5.70%	to	6.39%
December 31, 2016	31,834	$2.29	to	$16.11	$148,803	6.44%		1.35%	to	2.00%	13.97%	to	14.69%
December 31, 2015	36,942	$2.00	to	$14.05	$150,113	6.16%		1.35%	to	2.00%	-4.36%	to	-3.74%
December 31, 2014	42,176	$2.09	to	$14.61	$178,309	5.99%		1.35%	to	2.00%	0.70%	to	1.35%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2018	567	$4.28	to	$4.28	$2,428	0.00%		1.40%	to	1.40%	-19.21%	to	-19.21%
December 31, 2017	618	$5.30	to	$5.30	$3,270	0.00%		1.40%	to	1.40%	-1.56%	to	-1.56%
December 31, 2016	681	$5.38	to	$5.38	$3,665	0.00%		1.40%	to	1.40%	23.63%	to	23.63%
December 31, 2015	781	$4.35	to	$4.35	$3,397	0.00%		1.40%	to	1.40%	-29.19%	to	-29.19%
December 31, 2014	903	$6.14	to	$6.14	$5,551	0.00%		1.40%	to	1.40%	-21.01%	to	-21.01%

	Prudential Stock Index Portfolio
December 31, 2018	72,392	$1.74	to	$9.47	$255,597	0.00%		0.55%	to	2.00%	-6.50%	to	-4.55%
December 31, 2017	79,672	$1.86	to	$4.31	$286,798	1.59%		1.35%	to	2.00%	19.09%	to	19.85%
December 31, 2016	91,196	$1.55	to	$3.60	$273,088	1.84%		1.35%	to	2.00%	9.64%	to	10.34%
December 31, 2015	101,975	$1.41	to	$3.26	$277,104	1.49%		1.35%	to	2.00%	-0.80%	to	-0.16%
December 31, 2014	114,422	$1.42	to	$3.27	$310,971	3.05%		1.35%	to	2.00%	11.09%	to	11.80%

A 93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2018	17,863	$1.35	to	$3.00	$46,310	0.00%	1.35%	to	2.00%	-9.14%	to	-8.55%
December 31, 2017	20,167	$1.48	to	$3.28	$57,220	0.00%	1.35%	to	2.00%	22.40%	to	23.19%
December 31, 2016	22,600	$1.21	to	$2.67	$52,073	0.00%	1.35%	to	2.00%	2.40%	to	3.06%
December 31, 2015	25,080	$1.18	to	$2.59	$56,280	0.00%	1.35%	to	2.00%	0.36%	to	1.01%
December 31, 2014	27,387	$1.17	to	$2.57	$60,958	0.00%	1.35%	to	2.00%	1.22%	to	1.88%

	Prudential Jennison Portfolio (Class I)
December 31, 2018	62,606	$1.68	to	$4.99	$254,461	0.00%	1.35%	to	2.00%	-2.73%	to	-2.11%
December 31, 2017	70,792	$1.72	to	$5.10	$294,436	0.00%	1.35%	to	2.00%	34.02%	to	34.88%
December 31, 2016	80,340	$1.28	to	$3.78	$247,239	0.00%	1.35%	to	2.00%	-2.84%	to	-2.22%
December 31, 2015	90,877	$1.32	to	$3.87	$287,289	0.00%	1.35%	to	2.00%	9.30%	to	10.00%
December 31, 2014	103,663	$1.20	to	$3.52	$296,938	0.00%	1.35%	to	2.00%	7.83%	to	8.53%

	Prudential Small Capitalization Stock Portfolio
December 31, 2018	9,177	$4.13	to	$8.87	$52,737	0.00%	0.55%	to	1.95%	-11.28%	to	-9.95%
December 31, 2017	9,680	$4.60	to	$7.06	$59,097	0.00%	1.35%	to	1.65%	11.17%	to	11.50%
December 31, 2016	10,868	$4.14	to	$6.33	$59,542	0.00%	1.35%	to	1.65%	24.46%	to	24.82%
December 31, 2015	12,245	$3.32	to	$5.08	$53,805	0.00%	1.35%	to	1.65%	-3.87%	to	-3.58%
December 31, 2014	13,550	$3.46	to	$5.27	$61,807	0.00%	1.35%	to	1.65%	3.68%	to	3.98%

	T. Rowe Price International Stock Portfolio
December 31, 2018	9,118	$1.23	to	$1.71	$15,414	1.28%	1.35%	to	1.65%	-15.61%	to	-15.36%
December 31, 2017	10,240	$1.46	to	$2.02	$20,483	1.10%	1.35%	to	1.65%	25.82%	to	26.19%
December 31, 2016	10,887	$1.16	to	$1.60	$17,264	1.04%	1.35%	to	1.65%	0.47%	to	0.77%
December 31, 2015	11,740	$1.15	to	$1.59	$18,592	0.91%	1.35%	to	1.65%	-2.51%	to	-2.23%
December 31, 2014	12,524	$1.18	to	$1.62	$20,257	1.02%	1.35%	to	1.65%	-2.84%	to	-2.56%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2018	14,040	$2.28	to	$3.60	$50,313	1.97%	1.35%	to	1.65%	-10.98%	to	-10.71%
December 31, 2017	16,255	$2.56	to	$4.03	$65,251	1.72%	1.35%	to	1.65%	14.15%	to	14.48%
December 31, 2016	18,852	$2.25	to	$3.52	$66,114	2.32%	1.35%	to	1.65%	17.24%	to	17.59%
December 31, 2015	20,667	$1.91	to	$3.00	$61,636	1.80%	1.35%	to	1.65%	-8.37%	to	-8.10%
December 31, 2014	23,102	$2.09	to	$3.26	$74,912	1.73%	1.35%	to	1.65%	5.64%	to	5.94%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2018	21,230	$1.42	to	$2.75	$57,041	0.88%	1.35%	to	1.65%	-10.88%	to	-10.61%
December 31, 2017	23,685	$1.59	to	$3.08	$71,342	1.02%	1.35%	to	1.65%	11.34%	to	11.67%
December 31, 2016	26,486	$1.43	to	$2.76	$71,610	0.75%	1.35%	to	1.65%	8.48%	to	8.81%
December 31, 2015	30,183	$1.32	to	$2.53	$75,203	1.11%	1.35%	to	1.65%	-7.29%	to	-7.03%
December 31, 2014	33,857	$1.42	to	$2.73	$90,740	0.84%	1.35%	to	1.65%	6.39%	to	6.71%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2018	14,982	$1.50	to	$3.18	$46,478	0.54%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	17,051	$1.57	to	$3.31	$55,171	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	19,342	$1.24	to	$2.62	$49,711	0.53%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	21,939	$1.26	to	$2.65	$57,069	0.63%	1.35%	to	1.65%	3.63%	to	3.94%
December 31, 2014	25,154	$1.21	to	$2.55	$62,900	0.37%	1.35%	to	1.65%	11.16%	to	11.49%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2018	15,253	$1.64	to	$3.02	$45,259	1.73%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	16,962	$1.96	to	$3.60	$60,057	1.64%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	18,983	$1.52	to	$2.78	$52,039	5.03%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	20,849	$1.65	to	$3.01	$61,960	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%
December 31, 2014	22,928	$1.84	to	$3.34	$75,536	5.83%	1.35%	to	1.65%	-13.30%	to	-13.05%

	MFS® Research Series (Initial Class)
December 31, 2018	4,671	$1.98	to	$3.26	$15,159	0.69%	1.35%	to	1.65%	-5.93%	to	-5.65%
December 31, 2017	5,304	$2.10	to	$3.46	$18,258	1.35%	1.35%	to	1.65%	21.37%	to	21.73%
December 31, 2016	6,000	$1.73	to	$2.84	$16,979	0.78%	1.35%	to	1.65%	6.98%	to	7.29%
December 31, 2015	6,865	$1.62	to	$2.65	$18,119	0.73%	1.35%	to	1.65%	-0.83%	to	-0.54%
December 31, 2014	7,641	$1.63	to	$2.66	$20,288	0.81%	1.35%	to	1.65%	8.42%	to	8.74%

A 94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2018	14,096	$2.06	to	$3.91	$54,733	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	15,863	$2.04	to	$3.86	$60,861	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	17,677	$1.58	to	$2.98	$52,348	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	20,031	$1.56	to	$2.95	$58,698	0.15%	1.35%	to	1.65%	5.81%	to	6.12%
December 31, 2014	22,311	$1.48	to	$2.78	$61,531	0.10%	1.35%	to	1.65%	7.18%	to	7.49%

	American Century VP Value Fund (Class I)
December 31, 2018	5,697	$2.85	to	$3.51	$19,901	1.63%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	6,738	$3.19	to	$3.92	$26,279	1.64%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	7,562	$2.98	to	$3.65	$27,509	1.74%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	8,164	$2.51	to	$3.07	$24,981	2.12%	1.35%	to	1.65%	-5.45%	to	-5.16%
December 31, 2014	9,538	$2.66	to	$3.24	$30,778	1.54%	1.35%	to	1.65%	11.24%	to	11.57%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2018	6,616	$1.75	to	$3.09	$19,925	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	7,437	$1.88	to	$3.31	$24,043	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	8,208	$1.58	to	$2.76	$22,199	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	9,396	$1.54	to	$2.69	$24,715	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%
December 31, 2014	10,386	$1.61	to	$2.80	$28,451	0.00%	1.35%	to	1.65%	5.73%	to	6.04%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2018	11,616	$2.87	to	$3.09	$35,914	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	13,523	$3.08	to	$3.32	$44,792	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	15,618	$2.40	to	$2.58	$40,266	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	18,090	$2.40	to	$2.58	$46,546	0.00%	1.35%	to	1.65%	4.54%	to	4.86%
December 31, 2014	20,333	$2.30	to	$2.46	$49,920	0.00%	1.35%	to	1.65%	5.41%	to	5.72%

	Davis Value Portfolio
December 31, 2018	10,765	$1.73	to	$1.83	$19,489	0.81%	1.35%	to	1.65%	-15.02%	to	-14.76%
December 31, 2017	12,130	$2.04	to	$2.15	$25,779	0.74%	1.35%	to	1.65%	20.64%	to	21.00%
December 31, 2016	13,699	$1.69	to	$1.77	$24,077	1.23%	1.35%	to	1.65%	10.07%	to	10.39%
December 31, 2015	15,857	$1.53	to	$1.61	$25,264	0.76%	1.35%	to	1.65%	-0.05%	to	0.24%
December 31, 2014	18,108	$1.54	to	$1.60	$28,795	0.91%	1.35%	to	1.65%	4.33%	to	4.64%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2018	5,260	$1.43	to	$1.51	$7,847	0.00%	1.35%	to	1.65%	0.65%	to	0.95%
December 31, 2017	5,895	$1.42	to	$1.49	$8,716	0.00%	1.35%	to	1.65%	29.55%	to	29.92%
December 31, 2016	5,898	$1.09	to	$1.15	$6,715	0.00%	1.35%	to	1.65%	0.70%	to	1.00%
December 31, 2015	7,167	$1.09	to	$1.14	$8,081	0.00%	1.35%	to	1.65%	9.05%	to	9.38%
December 31, 2014	7,457	$1.00	to	$1.04	$7,691	0.00%	1.35%	to	1.65%	11.99%	to	12.33%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2018	24,057	$2.29	to	$3.13	$68,759	0.00%	1.35%	to	2.00%	-15.49%	to	-14.95%
December 31, 2017	26,956	$2.71	to	$3.69	$90,794	0.00%	1.35%	to	2.00%	10.00%	to	10.70%
December 31, 2016	30,664	$2.46	to	$3.33	$93,506	0.00%	1.35%	to	2.00%	23.00%	to	23.79%
December 31, 2015	34,695	$2.00	to	$2.69	$85,721	0.00%	1.35%	to	2.00%	-7.22%	to	-6.62%
December 31, 2014	39,236	$2.15	to	$2.88	$104,079	0.00%	1.35%	to	2.00%	2.88%	to	3.54%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2018	4,362	$1.22	to	$2.79	$8,623	0.36%	1.40%	to	2.00%	-4.75%	to	-4.19%
December 31, 2017	4,943	$1.28	to	$2.92	$10,326	0.24%	1.40%	to	2.00%	25.06%	to	25.80%
December 31, 2016	5,449	$1.02	to	$2.32	$9,067	0.38%	1.40%	to	2.00%	-1.69%	to	-1.10%
December 31, 2015	6,153	$1.04	to	$2.34	$10,479	0.45%	1.40%	to	2.00%	3.02%	to	3.63%
December 31, 2014	7,009	$1.00	to	$2.26	$11,422	0.22%	1.40%	to	2.00%	10.52%	to	11.18%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2018	27,121	$1.89	to	$4.27	$83,325	0.00%	1.35%	to	2.00%	-9.66%	to	-9.08%
December 31, 2017	31,152	$2.08	to	$4.70	$105,906	0.00%	1.35%	to	2.00%	20.04%	to	20.81%
December 31, 2016	35,035	$1.73	to	$3.89	$98,683	0.00%	1.35%	to	2.00%	2.28%	to	2.93%
December 31, 2015	39,225	$1.68	to	$3.78	$107,539	0.00%	1.35%	to	2.00%	-4.27%	to	-3.66%
December 31, 2014	44,521	$1.75	to	$3.93	$127,551	0.00%	1.35%	to	2.00%	7.36%	to	8.05%
A 95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential SP International Growth Portfolio (Class I)
December 31, 2018	15,124	$0.91	to	$2.30	$25,293	0.00%	1.40%	to	2.00%	-14.53%	to	-14.02%
December 31, 2017	16,536	$1.06	to	$2.68	$32,257	0.00%	1.40%	to	2.00%	33.16%	to	33.95%
December 31, 2016	18,568	$0.80	to	$2.00	$27,188	0.00%	1.40%	to	2.00%	-5.47%	to	-4.91%
December 31, 2015	20,465	$0.84	to	$2.10	$31,563	0.00%	1.40%	to	2.00%	1.34%	to	1.95%
December 31, 2014	23,271	$0.83	to	$2.06	$35,459	0.00%	1.40%	to	2.00%	-7.56%	to	-7.00%

	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2018	30,514	$11.10	to	$21.15	$492,414	0.00%	0.55%	to	3.25%	-11.52%	to	-9.03%
December 31, 2017	36,026	$12.25	to	$23.57	$646,683	0.00%	0.55%	to	3.25%	6.19%	to	9.14%
December 31, 2016	32,294	$11.25	to	$21.90	$532,189	0.00%	0.55%	to	3.25%	7.93%	to	10.93%
December 31, 2015	34,839	$10.18	to	$20.01	$522,927	0.00%	0.55%	to	3.25%	-7.72%	to	6.09%
December 31, 2014	16,013	$10.96	to	$21.39	$259,463	0.00%	0.55%	to	3.25%	9.46%	to	12.51%

	AST Cohen & Steers Realty Portfolio
December 31, 2018	10,466	$10.86	to	$29.01	$191,487	0.00%	0.55%	to	3.25%	-7.87%	to	-5.28%
December 31, 2017	12,441	$11.50	to	$31.05	$243,725	0.00%	0.55%	to	3.25%	2.80%	to	5.66%
December 31, 2016	12,696	$10.92	to	$29.79	$239,515	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	12,433	$10.50	to	$28.98	$229,030	0.00%	0.55%	to	3.25%	1.44%	to	10.36%
December 31, 2014	13,312	$11.65	to	$28.18	$239,838	0.00%	0.55%	to	3.25%	15.51%	to	30.19%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2018	95,363	$11.52	to	$15.56	$1,245,804	0.00%	0.55%	to	3.25%	-8.23%	to	-5.65%
December 31, 2017	111,352	$12.45	to	$16.63	$1,564,163	0.00%	0.55%	to	3.25%	8.51%	to	11.53%
December 31, 2016	116,489	$11.26	to	$15.04	$1,487,767	0.00%	0.55%	to	3.25%	0.47%	to	3.27%
December 31, 2015	122,496	$11.01	to	$14.68	$1,537,582	0.00%	0.55%	to	3.25%	-3.43%	to	-0.73%
December 31, 2014	130,504	$11.19	to	$14.92	$1,675,340	0.00%	0.55%	to	3.25%	2.02%	to	4.87%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2018	8,217	$10.15	to	$19.53	$119,811	0.00%	0.55%	to	3.25%	-12.66%	to	-10.21%
December 31, 2017	8,178	$11.32	to	$22.06	$134,367	0.00%	0.55%	to	3.25%	12.78%	to	15.91%
December 31, 2016	7,875	$9.78	to	$19.29	$113,488	0.00%	0.55%	to	3.25%	2.69%	to	5.55%
December 31, 2015	8,473	$9.28	to	$18.53	$116,779	0.00%	0.55%	to	3.25%	-9.12%	to	4.17%
December 31, 2014	9,863	$9.95	to	$20.12	$146,622	0.00%	0.55%	to	3.25%	-1.74%	to	1.00%

	AST High Yield Portfolio
December 31, 2018	12,898	$11.29	to	$18.09	$183,296	0.00%	0.55%	to	3.25%	-5.19%	to	-2.53%
December 31, 2017	14,829	$11.59	to	$18.82	$219,287	0.00%	0.55%	to	3.25%	3.99%	to	6.88%
December 31, 2016	14,421	$10.86	to	$17.85	$202,254	0.00%	0.55%	to	3.25%	11.66%	to	14.76%
December 31, 2015	13,669	$9.48	to	$15.77	$169,187	0.00%	0.55%	to	3.25%	-6.70%	to	-3.24%
December 31, 2014	15,527	$9.89	to	$16.68	$203,687	0.00%	0.55%	to	3.25%	-1.05%	to	1.99%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2018	7,551	$10.82	to	$27.73	$146,258	0.00%	0.55%	to	3.25%	-13.76%	to	-11.34%
December 31, 2017	8,199	$12.22	to	$31.72	$181,631	0.00%	0.55%	to	3.25%	23.55%	to	26.99%
December 31, 2016	7,974	$9.64	to	$25.32	$141,144	0.00%	0.55%	to	3.25%	4.21%	to	7.11%
December 31, 2015	8,834	$9.01	to	$23.97	$148,073	0.00%	0.55%	to	3.25%	-11.16%	to	1.00%
December 31, 2014	10,032	$13.36	to	$24.11	$169,022	0.00%	0.55%	to	3.25%	1.53%	to	4.36%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2018	4,673	$10.58	to	$25.23	$83,510	0.00%	0.55%	to	3.25%	-19.26%	to	-16.99%
December 31, 2017	5,461	$12.78	to	$30.81	$119,136	0.00%	0.55%	to	3.25%	14.69%	to	17.88%
December 31, 2016	5,669	$10.88	to	$26.50	$106,317	0.00%	0.55%	to	3.25%	10.30%	to	13.37%
December 31, 2015	5,767	$9.63	to	$23.70	$97,023	0.00%	0.55%	to	3.25%	-9.64%	to	0.53%
December 31, 2014	6,170	$11.23	to	$25.87	$113,915	0.00%	0.55%	to	3.25%	11.23%	to	14.34%

	AST Small-Cap Value Portfolio
December 31, 2018	5,875	$11.20	to	$24.26	$101,852	0.00%	0.55%	to	3.25%	-19.79%	to	-17.53%
December 31, 2017	6,775	$13.62	to	$29.83	$144,480	0.00%	0.55%	to	3.25%	3.87%	to	6.76%
December 31, 2016	6,921	$12.80	to	$28.33	$139,960	0.00%	0.55%	to	3.25%	25.02%	to	28.49%
December 31, 2015	5,601	$9.99	to	$22.35	$89,371	0.00%	0.55%	to	3.25%	-7.42%	to	4.08%
December 31, 2014	6,294	$10.54	to	$23.82	$107,335	0.00%	0.55%	to	3.25%	1.85%	to	5.87%

A 96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2018	25,757	$11.84	to	$27.11	$503,319	0.00%	0.55%	to	3.25%	-7.48%	to	-4.88%
December 31, 2017	29,239	$12.49	to	$28.89	$608,567	0.00%	0.55%	to	3.25%	22.97%	to	26.39%
December 31, 2016	29,784	$9.91	to	$23.18	$496,877	0.00%	0.55%	to	3.25%	-1.65%	to	1.09%
December 31, 2015	31,934	$9.83	to	$23.25	$534,194	0.00%	0.55%	to	3.25%	-8.75%	to	2.12%
December 31, 2014	14,692	$11.31	to	$25.13	$271,570	0.00%	0.55%	to	3.25%	7.90%	to	13.47%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2018	21,289	$11.60	to	$24.42	$371,822	0.00%	0.55%	to	3.25%	-16.96%	to	-14.63%
December 31, 2017	22,705	$13.63	to	$29.00	$467,505	0.00%	0.55%	to	3.25%	15.33%	to	18.54%
December 31, 2016	23,496	$11.53	to	$24.81	$411,063	0.00%	0.55%	to	3.25%	16.00%	to	19.23%
December 31, 2015	24,491	$9.70	to	$21.09	$361,251	0.00%	0.55%	to	3.25%	-10.83%	to	1.55%
December 31, 2014	25,255	$10.82	to	$23.33	$409,452	0.00%	0.55%	to	3.25%	7.95%	to	13.12%

	AST Lord Abbett Core Fixed Income Portfolio (expired September 14, 2018)
December 31, 2018	—	$10.01	to	$14.64	$—	0.00%	0.55%	to	3.25%	-3.87%	to	-1.97%
December 31, 2017	56,508	$10.28	to	$15.08	$688,065	0.00%	0.55%	to	3.25%	0.00%	to	2.79%
December 31, 2016	54,223	$10.03	to	$14.88	$648,215	0.00%	0.55%	to	3.25%	-0.72%	to	2.04%
December 31, 2015	55,224	$9.86	to	$14.78	$652,219	0.00%	0.55%	to	3.25%	-3.81%	to	-1.13%
December 31, 2014	49,551	$10.18	to	$15.16	$594,715	0.00%	0.55%	to	3.25%	2.93%	to	5.80%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2018	15,298	$14.30	to	$32.38	$365,724	0.00%	0.55%	to	3.25%	-5.87%	to	-3.23%
December 31, 2017	18,619	$14.82	to	$33.93	$466,163	0.00%	0.55%	to	3.25%	28.68%	to	32.26%
December 31, 2016	20,369	$11.24	to	$26.01	$390,226	0.00%	0.55%	to	3.25%	2.15%	to	5.00%
December 31, 2015	20,054	$10.74	to	$25.11	$369,143	0.00%	0.55%	to	3.25%	6.50%	to	11.97%
December 31, 2014	23,783	$11.26	to	$23.26	$404,850	0.00%	0.55%	to	3.25%	7.00%	to	12.47%

	AST MFS Growth Portfolio
December 31, 2018	7,728	$13.95	to	$29.10	$176,703	0.00%	0.55%	to	3.25%	-1.19%	to	1.59%
December 31, 2017	7,414	$13.78	to	$29.05	$170,338	0.00%	0.55%	to	3.25%	26.47%	to	29.99%
December 31, 2016	7,161	$10.63	to	$22.66	$127,817	0.00%	0.55%	to	3.25%	-1.39%	to	1.35%
December 31, 2015	6,756	$10.53	to	$22.66	$120,117	0.00%	0.55%	to	3.25%	3.74%	to	9.59%
December 31, 2014	7,243	$11.13	to	$21.55	$122,405	0.00%	0.55%	to	3.25%	5.18%	to	11.72%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2018	14,849	$10.61	to	$28.00	$275,012	0.00%	0.55%	to	3.25%	-19.17%	to	-16.90%
December 31, 2017	16,836	$12.81	to	$34.17	$381,807	0.00%	0.55%	to	3.25%	10.10%	to	13.16%
December 31, 2016	16,396	$11.35	to	$30.61	$334,007	0.00%	0.55%	to	3.25%	14.40%	to	17.58%
December 31, 2015	14,931	$9.69	to	$26.40	$262,670	0.00%	0.55%	to	3.25%	-8.70%	to	1.07%
December 31, 2014	15,349	$11.02	to	$28.52	$292,469	0.00%	0.55%	to	3.25%	10.42%	to	13.62%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2018	15,418	$8.38	to	$12.05	$154,769	0.00%	0.55%	to	3.25%	-2.55%	to	0.19%
December 31, 2017	16,298	$8.60	to	$12.10	$164,924	0.00%	0.55%	to	3.25%	-1.59%	to	1.15%
December 31, 2016	15,963	$8.74	to	$12.03	$161,562	0.00%	0.55%	to	3.25%	-1.66%	to	1.08%
December 31, 2015	15,084	$8.89	to	$11.97	$152,558	0.00%	0.55%	to	3.25%	-2.78%	to	-0.07%
December 31, 2014	15,866	$9.14	to	$12.05	$162,190	0.00%	0.55%	to	3.25%	-3.34%	to	-0.65%

	AST QMA US Equity Alpha Portfolio
December 31, 2018	9,828	$13.04	to	$31.42	$223,948	0.00%	0.55%	to	3.25%	-11.22%	to	-8.72%
December 31, 2017	10,875	$14.33	to	$34.90	$275,319	0.00%	0.55%	to	3.25%	18.29%	to	21.58%
December 31, 2016	10,551	$11.82	to	$29.10	$222,962	0.00%	0.55%	to	3.25%	11.12%	to	14.21%
December 31, 2015	9,355	$10.38	to	$25.83	$176,411	0.00%	0.55%	to	2.95%	0.13%	to	8.03%
December 31, 2014	8,980	$11.24	to	$25.55	$168,707	0.00%	0.55%	to	2.95%	11.83%	to	16.57%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2018	20,119	$7.33	to	$12.40	$180,098	0.00%	0.55%	to	3.25%	-19.38%	to	-17.11%
December 31, 2017	26,241	$8.87	to	$15.09	$285,152	0.00%	0.55%	to	3.25%	6.73%	to	9.70%
December 31, 2016	26,455	$8.11	to	$13.87	$265,263	0.00%	0.55%	to	3.25%	20.58%	to	23.93%
December 31, 2015	26,606	$6.56	to	$11.28	$217,496	0.00%	0.55%	to	3.25%	-21.88%	to	0.94%
December 31, 2014	28,651	$8.20	to	$14.17	$295,414	0.00%	0.55%	to	3.25%	-14.29%	to	-8.86%

A 97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2018	650,405	$12.92	to	$19.18	$9,844,073	0.00%	0.55%	to	3.25%	-8.42%	to	-5.85%
December 31, 2017	717,175	$13.85	to	$20.66	$11,688,101	0.00%	0.55%	to	3.25%	11.67%	to	14.77%
December 31, 2016	735,805	$12.18	to	$18.25	$10,599,350	0.00%	0.55%	to	3.25%	4.06%	to	6.95%
December 31, 2015	749,738	$11.49	to	$17.30	$10,255,016	0.00%	0.55%	to	3.25%	-3.21%	to	-0.51%
December 31, 2014	568,527	$11.65	to	$17.63	$7,977,063	0.00%	0.55%	to	3.25%	2.44%	to	5.30%

	AST MFS Global Equity Portfolio
December 31, 2018	20,366	$11.72	to	$23.49	$354,584	0.00%	0.55%	to	3.25%	-12.51%	to	-10.05%
December 31, 2017	22,832	$13.07	to	$26.48	$447,924	0.00%	0.55%	to	3.25%	19.83%	to	23.16%
December 31, 2016	22,338	$10.65	to	$21.80	$360,344	0.00%	0.55%	to	3.25%	3.64%	to	6.52%
December 31, 2015	22,632	$10.03	to	$20.75	$346,412	0.00%	0.55%	to	3.25%	-4.67%	to	3.91%
December 31, 2014	22,518	$10.30	to	$21.46	$356,337	0.00%	0.55%	to	3.25%	0.26%	to	3.06%

	AST J.P. Morgan International Equity Portfolio
December 31, 2018	15,994	$9.51	to	$15.54	$184,020	0.00%	0.55%	to	3.25%	-20.17%	to	-17.92%
December 31, 2017	17,268	$12.12	to	$19.20	$244,941	0.00%	0.55%	to	3.25%	25.43%	to	28.92%
December 31, 2016	16,014	$9.15	to	$15.10	$178,124	0.00%	0.55%	to	3.25%	-1.37%	to	1.37%
December 31, 2015	16,931	$9.49	to	$15.10	$187,875	0.00%	0.55%	to	3.25%	-5.95%	to	-3.33%
December 31, 2014	17,384	$9.86	to	$15.84	$201,653	0.00%	0.55%	to	3.25%	-9.41%	to	-6.88%

	AST Templeton Global Bond Portfolio
December 31, 2018	16,607	$8.60	to	$12.55	$167,385	0.00%	0.55%	to	3.25%	-1.33%	to	1.44%
December 31, 2017	18,787	$8.72	to	$12.45	$188,205	0.00%	0.55%	to	3.25%	-1.27%	to	1.48%
December 31, 2016	17,312	$8.83	to	$12.34	$172,270	0.00%	0.55%	to	3.25%	0.97%	to	3.78%
December 31, 2015	17,773	$8.75	to	$11.96	$171,608	0.00%	0.55%	to	3.25%	-7.72%	to	3.76%
December 31, 2014	18,913	$9.48	to	$12.68	$194,300	0.00%	0.55%	to	3.25%	-2.71%	to	0.00%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2018	102,640	$11.18	to	$19.16	$1,310,263	0.00%	0.55%	to	3.25%	-8.10%	to	-5.52%
December 31, 2017	119,256	$12.10	to	$20.56	$1,626,779	0.00%	0.55%	to	3.25%	9.91%	to	12.97%
December 31, 2016	123,829	$10.93	to	$18.45	$1,510,962	0.00%	0.55%	to	3.25%	3.07%	to	5.94%
December 31, 2015	130,610	$10.53	to	$17.66	$1,520,154	0.00%	0.55%	to	3.25%	-3.86%	to	-1.18%
December 31, 2014	130,027	$10.88	to	$18.12	$1,548,823	0.00%	0.55%	to	3.25%	2.08%	to	4.92%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2018	498,529	$13.51	to	$20.31	$7,745,029	0.00%	0.55%	to	3.25%	-9.28%	to	-6.74%
December 31, 2017	536,307	$14.79	to	$22.08	$9,063,319	0.00%	0.55%	to	3.25%	14.07%	to	17.24%
December 31, 2016	530,110	$12.78	to	$19.09	$7,757,048	0.00%	0.55%	to	3.25%	3.37%	to	6.25%
December 31, 2015	530,160	$12.14	to	$18.22	$7,420,464	0.00%	0.55%	to	3.25%	-2.73%	to	-0.02%
December 31, 2014	516,836	$12.25	to	$18.48	$7,352,204	0.00%	0.55%	to	3.25%	3.52%	to	6.41%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2018	186,564	$10.57	to	$15.32	$2,281,769	0.00%	0.55%	to	3.25%	-11.14%	to	-8.64%
December 31, 2017	245,825	$11.81	to	$17.01	$3,337,538	0.00%	0.55%	to	3.25%	8.94%	to	11.97%
December 31, 2016	252,678	$10.77	to	$15.40	$3,099,702	0.00%	0.55%	to	3.25%	2.89%	to	5.75%
December 31, 2015	276,820	$10.35	to	$14.76	$3,252,182	0.00%	0.55%	to	3.25%	-6.36%	to	-3.75%
December 31, 2014	326,241	$10.86	to	$15.55	$4,038,220	0.00%	0.55%	to	3.25%	0.44%	to	3.25%

	AST Balanced Asset Allocation Portfolio
December 31, 2018	454,582	$12.98	to	$18.48	$6,701,812	0.00%	0.55%	to	3.25%	-8.04%	to	-5.46%
December 31, 2017	489,240	$13.86	to	$19.82	$7,740,602	0.00%	0.55%	to	3.25%	11.18%	to	14.28%
December 31, 2016	504,036	$12.23	to	$17.59	$7,082,882	0.00%	0.55%	to	3.25%	2.85%	to	5.71%
December 31, 2015	511,145	$11.68	to	$16.87	$6,905,423	0.00%	0.55%	to	3.25%	-2.79%	to	-0.08%
December 31, 2014	514,029	$11.79	to	$17.12	$7,070,583	0.00%	0.55%	to	3.25%	3.06%	to	5.94%

	AST Preservation Asset Allocation Portfolio
December 31, 2018	292,347	$11.72	to	$15.72	$3,901,018	0.00%	0.55%	to	3.25%	-6.02%	to	-3.38%
December 31, 2017	329,485	$12.29	to	$16.50	$4,615,130	0.00%	0.55%	to	3.25%	6.56%	to	9.53%
December 31, 2016	325,237	$11.32	to	$15.27	$4,238,527	0.00%	0.55%	to	3.25%	2.10%	to	4.95%
December 31, 2015	339,720	$10.89	to	$14.76	$4,282,307	0.00%	0.55%	to	3.25%	-3.11%	to	-0.41%
December 31, 2014	360,303	$11.03	to	$15.02	$4,631,404	0.00%	0.55%	to	3.25%	2.34%	to	5.19%

A 98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2018	223,080	$11.23	to	$17.27	$2,980,411	0.00%	0.55%	to	3.25%	-10.76%	to	-8.25%
December 31, 2017	253,498	$12.50	to	$19.08	$3,737,054	0.00%	0.55%	to	3.25%	12.70%	to	15.83%
December 31, 2016	258,493	$11.02	to	$16.70	$3,336,732	0.00%	0.55%	to	3.25%	0.87%	to	3.68%
December 31, 2015	257,720	$10.85	to	$16.33	$3,264,546	0.00%	0.55%	to	3.25%	-2.29%	to	0.44%
December 31, 2014	251,091	$11.02	to	$16.49	$3,226,253	0.00%	0.55%	to	3.25%	-0.20%	to	2.58%

	AST Prudential Growth Allocation Portfolio
December 31, 2018	735,149	$11.77	to	$19.34	$11,139,504	0.00%	0.55%	to	3.25%	-10.62%	to	-8.11%
December 31, 2017	865,745	$13.08	to	$21.34	$14,454,365	0.00%	0.55%	to	3.25%	12.33%	to	15.46%
December 31, 2016	522,511	$11.56	to	$18.74	$7,626,845	0.00%	0.55%	to	3.25%	6.53%	to	9.49%
December 31, 2015	527,423	$10.71	to	$17.35	$7,139,930	0.00%	0.55%	to	3.25%	-3.84%	to	-1.16%
December 31, 2014	324,805	$10.96	to	$17.80	$4,474,369	0.00%	0.55%	to	3.25%	5.65%	to	8.60%

	AST Advanced Strategies Portfolio
December 31, 2018	369,894	$13.04	to	$19.85	$5,670,025	0.00%	0.55%	to	3.25%	-8.96%	to	-6.41%
December 31, 2017	410,175	$14.06	to	$21.51	$6,806,564	0.00%	0.55%	to	3.25%	13.14%	to	16.28%
December 31, 2016	426,322	$12.20	to	$18.75	$6,167,029	0.00%	0.55%	to	3.25%	3.63%	to	6.52%
December 31, 2015	442,206	$11.56	to	$17.85	$6,092,156	0.00%	0.55%	to	3.25%	-2.47%	to	0.25%
December 31, 2014	447,097	$11.63	to	$18.05	$6,256,006	0.00%	0.55%	to	3.25%	2.66%	to	5.52%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2018	29,238	$15.05	to	$37.28	$806,817	0.00%	0.55%	to	3.25%	0.47%	to	3.29%
December 31, 2017	30,787	$14.62	to	$36.60	$833,920	0.00%	0.55%	to	3.25%	33.42%	to	37.13%
December 31, 2016	29,887	$10.69	to	$27.06	$601,544	0.00%	0.55%	to	3.25%	-0.63%	to	2.13%
December 31, 2015	31,122	$10.50	to	$26.86	$623,579	0.00%	0.55%	to	3.25%	6.02%	to	9.50%
December 31, 2014	31,590	$11.23	to	$24.99	$590,749	0.00%	0.55%	to	3.25%	4.82%	to	13.35%

	AST Government Money Market Portfolio
December 31, 2018	23,879	$7.60	to	$9.92	$218,732	1.30%	0.55%	to	3.25%	-2.01%	to	0.74%
December 31, 2017	22,117	$7.76	to	$9.86	$200,273	0.33%	0.55%	to	3.25%	-2.91%	to	-0.21%
December 31, 2016	25,161	$7.99	to	$9.90	$229,531	0.00%	0.55%	to	3.25%	-3.24%	to	-0.56%
December 31, 2015	25,658	$8.25	to	$9.97	$237,142	0.00%	0.55%	to	3.25%	-3.25%	to	-0.26%
December 31, 2014	20,583	$8.49	to	$10.08	$192,741	0.00%	0.55%	to	3.25%	-3.25%	to	-0.47%

	AST Small-Cap Growth Portfolio
December 31, 2018	10,535	$11.94	to	$30.13	$223,149	0.00%	0.55%	to	3.25%	-11.40%	to	-8.91%
December 31, 2017	10,814	$13.15	to	$33.54	$255,987	0.00%	0.55%	to	3.25%	19.90%	to	23.24%
December 31, 2016	10,540	$10.70	to	$27.59	$205,700	0.00%	0.55%	to	3.25%	8.44%	to	11.46%
December 31, 2015	11,007	$9.63	to	$25.10	$195,871	0.00%	0.55%	to	3.25%	-2.49%	to	0.23%
December 31, 2014	10,894	$10.97	to	$25.39	$196,547	0.00%	0.55%	to	3.25%	0.44%	to	10.75%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2018	124,403	$9.60	to	$14.62	$1,411,077	0.00%	0.55%	to	3.25%	-3.91%	to	-1.21%
December 31, 2017	147,932	$9.99	to	$14.89	$1,717,612	0.00%	0.55%	to	3.25%	0.98%	to	3.79%
December 31, 2016	143,734	$9.87	to	$14.43	$1,625,408	0.00%	0.55%	to	3.25%	0.85%	to	3.66%
December 31, 2015	153,110	$9.61	to	$14.00	$1,687,495	0.00%	0.55%	to	3.25%	-5.29%	to	-1.67%
December 31, 2014	178,576	$9.96	to	$14.47	$2,043,441	0.00%	0.55%	to	3.25%	0.84%	to	3.66%

	AST International Value Portfolio
December 31, 2018	10,563	$8.85	to	$14.54	$112,783	0.00%	0.55%	to	3.25%	-18.88%	to	-16.60%
December 31, 2017	11,483	$10.76	to	$17.68	$147,956	0.00%	0.55%	to	3.25%	18.83%	to	22.14%
December 31, 2016	11,324	$8.86	to	$14.68	$119,788	0.00%	0.55%	to	3.25%	-2.68%	to	0.03%
December 31, 2015	11,460	$8.89	to	$14.88	$121,599	0.00%	0.55%	to	3.25%	-9.82%	to	2.47%
December 31, 2014	8,002	$8.90	to	$15.04	$90,248	0.00%	0.55%	to	3.25%	-9.74%	to	-6.37%

	AST International Growth Portfolio
December 31, 2018	18,472	$10.07	to	$17.56	$234,931	0.00%	0.55%	to	3.25%	-16.16%	to	-13.81%
December 31, 2017	18,218	$11.83	to	$20.65	$269,589	0.00%	0.55%	to	3.25%	31.04%	to	34.68%
December 31, 2016	17,977	$8.94	to	$15.55	$196,952	0.00%	0.55%	to	3.25%	-6.90%	to	-4.31%
December 31, 2015	18,345	$9.48	to	$16.47	$211,152	0.00%	0.55%	to	3.25%	-0.21%	to	7.39%
December 31, 2014	17,912	$9.28	to	$16.28	$201,219	0.00%	0.55%	to	3.25%	-8.60%	to	-2.22%
A 99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Investment Grade Bond Portfolio
December 31, 2018	571,595	$10.16	to	$16.90	$7,019,502	0.00%	0.55%	to	2.65%	-2.92%	to	-0.82%
December 31, 2017	91,943	$10.39	to	$17.11	$1,250,379	0.00%	0.55%	to	2.65%	1.56%	to	3.74%
December 31, 2016	229,222	$10.16	to	$16.56	$2,963,396	0.00%	0.55%	to	2.65%	1.45%	to	3.63%
December 31, 2015	209,767	$9.94	to	$16.04	$2,669,601	0.00%	0.55%	to	2.65%	-1.51%	to	0.62%
December 31, 2014	54,970	$10.02	to	$16.00	$727,546	0.00%	0.55%	to	2.65%	3.90%	to	6.14%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2018	96,820	$10.55	to	$13.71	$1,185,539	0.00%	0.55%	to	3.25%	-5.46%	to	-2.80%
December 31, 2017	56,852	$10.92	to	$14.16	$723,371	0.00%	0.55%	to	3.25%	2.86%	to	5.72%
December 31, 2016	50,540	$10.37	to	$13.45	$615,290	0.00%	0.55%	to	3.25%	1.74%	to	4.57%
December 31, 2015	46,717	$9.94	to	$12.91	$549,910	0.00%	0.55%	to	3.25%	-2.05%	to	0.68%
December 31, 2014	45,410	$10.28	to	$12.88	$536,794	0.00%	0.55%	to	3.25%	3.00%	to	6.61%

	AST Bond Portfolio 2018 (expired December 31, 2018)
December 31, 2018	—	$10.02	to	$13.78	$—	0.00%	1.15%	to	3.25%	-2.53%	to	-0.40%
December 31, 2017	7,833	$10.28	to	$13.85	$88,133	0.00%	1.15%	to	3.25%	-2.55%	to	-0.45%
December 31, 2016	5,248	$10.55	to	$13.93	$60,357	0.00%	1.15%	to	3.25%	-1.69%	to	0.44%
December 31, 2015	5,765	$10.73	to	$13.89	$66,648	0.00%	1.15%	to	3.25%	-2.47%	to	-0.35%
December 31, 2014	6,473	$11.00	to	$13.96	$75,796	0.00%	1.15%	to	3.25%	-0.67%	to	1.48%

	AST Bond Portfolio 2019
December 31, 2018	6,208	$10.22	to	$13.91	$69,593	0.00%	1.15%	to	3.25%	-2.72%	to	-0.60%
December 31, 2017	755	$10.51	to	$14.01	$8,872	0.00%	1.30%	to	3.25%	-2.51%	to	-0.53%
December 31, 2016	1,014	$10.78	to	$14.08	$12,094	0.00%	1.30%	to	3.25%	-1.84%	to	0.15%
December 31, 2015	1,152	$10.98	to	$14.06	$13,887	0.00%	1.30%	to	3.25%	-2.21%	to	-0.23%
December 31, 2014	1,127	$11.23	to	$14.09	$13,783	0.00%	1.15%	to	3.25%	0.88%	to	3.07%

	AST Global Real Estate Portfolio
December 31, 2018	3,864	$10.44	to	$21.49	$57,715	0.00%	0.55%	to	3.25%	-7.82%	to	-5.24%
December 31, 2017	4,913	$11.05	to	$22.99	$78,498	0.00%	0.55%	to	3.25%	7.29%	to	10.28%
December 31, 2016	4,912	$10.05	to	$21.14	$71,984	0.00%	0.55%	to	3.25%	-2.38%	to	0.34%
December 31, 2015	4,979	$10.05	to	$21.36	$73,698	0.00%	0.55%	to	3.25%	-3.34%	to	5.49%
December 31, 2014	5,837	$10.85	to	$21.79	$88,156	0.00%	0.55%	to	3.25%	7.71%	to	13.30%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2018	18,399	$7.94	to	$13.89	$171,197	0.00%	0.55%	to	3.25%	-16.86%	to	-14.52%
December 31, 2017	21,866	$9.48	to	$16.48	$240,319	0.00%	0.55%	to	3.25%	22.28%	to	25.68%
December 31, 2016	19,509	$7.70	to	$13.30	$172,460	0.00%	0.55%	to	3.25%	8.72%	to	11.74%
December 31, 2015	20,044	$6.91	to	$12.06	$160,261	0.00%	0.55%	to	3.25%	-19.44%	to	0.59%
December 31, 2014	22,066	$8.37	to	$14.77	$215,174	0.00%	0.55%	to	3.25%	-7.78%	to	-5.21%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2018	13,468	$11.49	to	$26.88	$258,665	0.00%	0.55%	to	3.25%	-16.87%	to	-14.54%
December 31, 2017	15,520	$13.48	to	$31.89	$354,794	0.00%	0.55%	to	3.25%	8.55%	to	11.57%
December 31, 2016	15,081	$12.12	to	$28.98	$314,315	0.00%	0.55%	to	3.25%	20.28%	to	23.63%
December 31, 2015	16,007	$9.84	to	$23.77	$273,930	0.00%	0.55%	to	3.25%	-8.57%	to	2.45%
December 31, 2014	17,426	$10.76	to	$25.64	$322,407	0.00%	0.55%	to	3.25%	3.71%	to	7.79%

	AST RCM World Trends Portfolio
December 31, 2018	262,006	$11.13	to	$16.12	$3,400,441	0.00%	0.55%	to	3.25%	-10.91%	to	-8.41%
December 31, 2017	304,321	$12.40	to	$17.84	$4,362,027	0.00%	0.55%	to	3.25%	12.47%	to	15.59%
December 31, 2016	310,671	$10.95	to	$15.65	$3,900,808	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	325,283	$10.73	to	$15.22	$3,973,304	0.00%	0.55%	to	3.25%	-3.41%	to	-0.72%
December 31, 2014	273,990	$11.03	to	$15.54	$3,451,525	0.00%	0.55%	to	3.25%	1.72%	to	4.56%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2018	147,090	$12.40	to	$18.48	$2,084,922	0.00%	0.55%	to	3.25%	-10.40%	to	-7.88%
December 31, 2017	164,998	$13.66	to	$20.34	$2,577,929	0.00%	0.55%	to	3.25%	13.17%	to	16.31%
December 31, 2016	161,567	$11.85	to	$17.73	$2,207,522	0.00%	0.55%	to	3.25%	1.81%	to	4.64%
December 31, 2015	160,974	$11.43	to	$17.18	$2,146,386	0.00%	0.55%	to	3.25%	-4.26%	to	-1.59%
December 31, 2014	162,235	$11.72	to	$17.70	$2,240,419	0.00%	0.55%	to	3.25%	2.91%	to	5.78%

A 100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2018	146,491	$10.93	to	$15.17	$1,775,756	0.00%	0.55%	to	3.25%	-10.10%	to	-7.57%
December 31, 2017	176,872	$12.07	to	$16.65	$2,355,804	0.00%	0.55%	to	3.25%	8.64%	to	11.67%
December 31, 2016	149,331	$10.93	to	$15.11	$1,819,142	0.00%	0.55%	to	3.25%	1.84%	to	4.68%
December 31, 2015	156,015	$10.54	to	$14.64	$1,842,734	0.00%	0.55%	to	3.25%	-4.13%	to	-1.45%
December 31, 2014	168,112	$10.79	to	$15.06	$2,047,500	0.00%	0.55%	to	3.25%	0.66%	to	3.47%

	ProFund VP Consumer Services
December 31, 2018	16	$24.09	to	$28.53	$432	0.00%	0.55%	to	2.00%	-1.37%	to	0.06%
December 31, 2017	19	$24.43	to	$28.51	$520	0.00%	0.55%	to	2.00%	16.05%	to	17.72%
December 31, 2016	25	$20.52	to	$24.22	$567	0.00%	0.55%	to	2.30%	1.85%	to	3.61%
December 31, 2015	25	$20.15	to	$23.38	$555	0.00%	0.55%	to	2.30%	2.34%	to	4.11%
December 31, 2014	19	$19.69	to	$22.45	$393	0.00%	0.55%	to	2.30%	9.93%	to	11.84%

	ProFund VP Consumer Goods
December 31, 2018	23	$15.41	to	$18.90	$405	1.19%	0.55%	to	2.30%	-16.73%	to	-15.27%
December 31, 2017	38	$18.51	to	$22.30	$779	1.18%	0.55%	to	2.30%	12.48%	to	14.42%
December 31, 2016	49	$16.45	to	$19.49	$878	1.56%	0.55%	to	2.30%	1.22%	to	2.97%
December 31, 2015	24	$16.25	to	$18.93	$439	0.75%	0.55%	to	2.30%	1.82%	to	3.59%
December 31, 2014	21	$15.96	to	$18.27	$366	0.52%	0.55%	to	2.30%	7.75%	to	9.62%

	ProFund VP Financials
December 31, 2018	58	$10.28	to	$21.18	$713	0.37%	0.55%	to	2.90%	-12.97%	to	-10.92%
December 31, 2017	87	$11.75	to	$24.34	$1,252	0.36%	0.55%	to	2.90%	14.87%	to	17.54%
December 31, 2016	70	$10.17	to	$21.19	$834	0.37%	0.55%	to	2.90%	12.08%	to	14.69%
December 31, 2015	70	$9.02	to	$15.81	$716	0.35%	0.55%	to	2.30%	-3.71%	to	-2.04%
December 31, 2014	86	$9.37	to	$16.14	$917	0.20%	0.55%	to	2.30%	10.38%	to	12.30%

	ProFund VP Health Care
December 31, 2018	56	$23.12	to	$28.77	$1,413	0.00%	0.55%	to	2.90%	1.48%	to	3.86%
December 31, 2017	76	$22.65	to	$28.35	$1,872	0.00%	0.55%	to	2.90%	17.52%	to	20.25%
December 31, 2016	82	$19.17	to	$24.12	$1,698	0.00%	0.55%	to	2.90%	-6.75%	to	-4.58%
December 31, 2015	105	$20.43	to	$22.70	$2,300	0.00%	0.55%	to	2.30%	2.66%	to	4.45%
December 31, 2014	104	$19.90	to	$21.74	$2,194	0.08%	0.55%	to	2.30%	20.92%	to	23.02%

	ProFund VP Industrials
December 31, 2018	27	$14.94	to	$22.14	$473	0.11%	0.55%	to	2.30%	-14.74%	to	-13.25%
December 31, 2017	38	$17.52	to	$25.52	$809	0.19%	0.55%	to	2.30%	19.65%	to	21.73%
December 31, 2016	23	$14.64	to	$20.97	$399	0.19%	0.55%	to	2.30%	14.91%	to	16.90%
December 31, 2015	19	$12.70	to	$17.94	$274	0.10%	0.55%	to	2.35%	-5.64%	to	-3.95%
December 31, 2014	25	$13.45	to	$18.68	$376	0.28%	0.55%	to	2.35%	3.15%	to	5.00%

	ProFund VP Mid-Cap Growth
December 31, 2018	28	$15.95	to	$20.63	$488	0.00%	0.55%	to	2.30%	-13.97%	to	-12.46%
December 31, 2017	32	$18.54	to	$23.56	$645	0.00%	0.55%	to	2.30%	15.65%	to	17.66%
December 31, 2016	32	$16.03	to	$20.03	$557	0.00%	0.55%	to	2.30%	10.34%	to	12.26%
December 31, 2015	37	$14.52	to	$17.84	$575	0.00%	0.55%	to	2.30%	-1.97%	to	-0.27%
December 31, 2014	34	$14.82	to	$17.89	$542	0.00%	0.55%	to	2.30%	3.51%	to	5.31%

	ProFund VP Mid-Cap Value
December 31, 2018	20	$14.43	to	$19.09	$333	0.10%	0.55%	to	2.30%	-15.25%	to	-13.77%
December 31, 2017	25	$17.02	to	$22.13	$470	0.28%	0.55%	to	2.30%	8.13%	to	10.00%
December 31, 2016	28	$15.74	to	$20.12	$487	0.20%	0.55%	to	2.30%	21.55%	to	23.66%
December 31, 2015	25	$12.95	to	$16.27	$344	0.13%	0.55%	to	2.30%	-10.29%	to	-8.73%
December 31, 2014	32	$14.44	to	$17.83	$505	0.19%	0.55%	to	2.30%	7.71%	to	9.58%

	ProFund VP Real Estate
December 31, 2018	12	$11.59	to	$22.34	$175	2.17%	0.55%	to	2.90%	-8.37%	to	-6.22%
December 31, 2017	17	$12.57	to	$24.38	$251	0.83%	0.55%	to	2.90%	5.01%	to	7.46%
December 31, 2016	33	$11.90	to	$23.21	$446	1.74%	0.55%	to	2.90%	2.75%	to	5.14%
December 31, 2015	40	$11.52	to	$17.45	$532	0.62%	0.55%	to	2.30%	-1.93%	to	-0.23%
December 31, 2014	51	$11.74	to	$17.49	$693	1.62%	0.55%	to	2.30%	22.21%	to	24.33%

A 101

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Small-Cap Growth
December 31, 2018	27	$18.14	to	$25.76	$580	0.00%	0.55%	to	2.90%	-8.42%	to	-6.27%
December 31, 2017	35	$19.69	to	$28.13	$809	0.00%	0.55%	to	2.90%	9.79%	to	12.35%
December 31, 2016	39	$17.83	to	$25.62	$825	0.00%	0.55%	to	2.90%	16.85%	to	19.57%
December 31, 2015	33	$15.17	to	$21.93	$574	0.00%	0.55%	to	2.90%	-1.68%	to	0.62%
December 31, 2014	43	$15.34	to	$22.30	$757	0.00%	0.55%	to	2.90%	-0.71%	to	1.61%

	ProFund VP Small-Cap Value
December 31, 2018	17	$15.58	to	$19.22	$292	0.00%	0.55%	to	2.00%	-15.91%	to	-14.69%
December 31, 2017	17	$18.53	to	$22.53	$354	0.02%	0.55%	to	2.00%	7.57%	to	9.11%
December 31, 2016	13	$17.23	to	$20.65	$240	0.00%	0.55%	to	2.00%	26.26%	to	28.07%
December 31, 2015	14	$13.65	to	$16.12	$209	0.00%	0.55%	to	2.00%	-10.08%	to	-8.78%
December 31, 2014	16	$15.17	to	$17.68	$262	0.00%	0.55%	to	2.00%	3.74%	to	5.23%

	ProFund VP Telecommunications
December 31, 2018	6	$10.14	to	$16.11	$64	5.89%	0.55%	to	2.00%	-16.78%	to	-15.57%
December 31, 2017	9	$12.19	to	$19.08	$124	5.03%	0.55%	to	2.00%	-4.04%	to	-2.66%
December 31, 2016	16	$12.38	to	$19.60	$248	1.76%	0.55%	to	2.30%	18.93%	to	20.99%
December 31, 2015	8	$10.37	to	$16.20	$102	1.72%	0.55%	to	2.35%	-0.81%	to	0.96%
December 31, 2014	9	$10.45	to	$16.05	$97	4.10%	0.55%	to	2.35%	-1.74%	to	0.01%

	ProFund VP Utilities
December 31, 2018	25	$13.82	to	$21.39	$415	2.32%	0.55%	to	2.30%	0.56%	to	2.32%
December 31, 2017	35	$13.74	to	$20.91	$575	2.08%	0.55%	to	2.30%	8.16%	to	10.03%
December 31, 2016	51	$12.71	to	$19.00	$807	1.57%	0.55%	to	2.30%	12.50%	to	14.44%
December 31, 2015	45	$11.30	to	$16.60	$643	2.00%	0.55%	to	2.30%	-8.51%	to	-6.92%
December 31, 2014	55	$12.35	to	$17.84	$821	1.72%	0.55%	to	2.30%	23.05%	to	25.19%

	ProFund VP Large-Cap Growth
December 31, 2018	43	$17.98	to	$25.30	$866	0.00%	0.55%	to	2.90%	-4.64%	to	-2.40%
December 31, 2017	49	$18.74	to	$26.53	$1,025	0.00%	0.55%	to	2.90%	21.77%	to	24.60%
December 31, 2016	60	$15.30	to	$21.79	$1,018	0.04%	0.55%	to	2.90%	2.06%	to	4.44%
December 31, 2015	67	$14.91	to	$19.11	$1,109	0.00%	0.55%	to	2.30%	1.42%	to	3.19%
December 31, 2014	115	$14.70	to	$18.52	$1,832	0.11%	0.55%	to	2.30%	10.39%	to	12.31%

	ProFund VP Large-Cap Value
December 31, 2018	49	$12.23	to	$20.10	$684	0.85%	0.55%	to	2.90%	-13.16%	to	-11.12%
December 31, 2017	56	$13.61	to	$23.15	$881	1.02%	0.55%	to	2.90%	10.25%	to	12.81%
December 31, 2016	65	$12.31	to	$21.00	$942	1.15%	0.55%	to	2.90%	12.19%	to	14.80%
December 31, 2015	85	$10.94	to	$16.31	$1,057	1.00%	0.55%	to	2.60%	-7.15%	to	-5.26%
December 31, 2014	119	$11.78	to	$17.22	$1,542	0.66%	0.55%	to	2.60%	7.67%	to	9.87%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2018	9,215	$13.70	to	$26.59	$213,715	0.00%	0.55%	to	3.25%	-4.83%	to	-2.15%
December 31, 2017	9,566	$14.05	to	$27.28	$230,078	0.00%	0.55%	to	3.25%	31.43%	to	35.08%
December 31, 2016	9,078	$10.43	to	$20.28	$164,029	0.00%	0.55%	to	3.25%	-4.66%	to	-2.01%
December 31, 2015	9,404	$10.68	to	$20.77	$176,173	0.00%	0.55%	to	3.25%	7.04%	to	11.41%
December 31, 2014	7,911	$11.28	to	$18.95	$136,715	0.00%	0.55%	to	3.25%	5.95%	to	13.75%

	AST Bond Portfolio 2020
December 31, 2018	874	$10.62	to	$12.83	$10,234	0.00%	1.15%	to	3.25%	-2.99%	to	-0.86%
December 31, 2017	755	$10.95	to	$12.94	$9,008	0.00%	1.15%	to	3.25%	-2.38%	to	-0.27%
December 31, 2016	1,552	$11.22	to	$12.98	$18,824	0.00%	1.15%	to	3.25%	-1.35%	to	0.79%
December 31, 2015	2,184	$11.23	to	$12.88	$26,514	0.00%	1.15%	to	3.25%	-1.77%	to	0.36%
December 31, 2014	2,159	$11.26	to	$12.83	$26,327	0.00%	1.15%	to	3.25%	2.71%	to	4.94%

	AST Bond Portfolio 2017 (expired January 2, 2018)
December 31, 2018	—	$10.31	to	$10.99	$—	0.00%	1.90%	to	2.70%	-0.08%	to	-0.07%
December 31, 2017	171	$9.87	to	$11.00	$1,865	0.00%	1.90%	to	3.25%	-2.53%	to	-1.17%
December 31, 2016	6,459	$10.13	to	$11.13	$70,432	0.00%	1.90%	to	3.25%	-2.12%	to	-0.76%
December 31, 2015	6,710	$10.35	to	$11.21	$73,908	0.00%	1.90%	to	3.25%	-3.09%	to	-1.74%
December 31, 2014	6,505	$10.68	to	$11.41	$73,050	0.00%	1.90%	to	3.25%	-1.87%	to	-0.50%

A 102

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2021
December 31, 2018	3,939	$11.10	to	$13.02	$46,917	0.00%	1.75%	to	3.25%	-3.20%	to	-1.66%
December 31, 2017	4,013	$11.47	to	$13.56	$49,026	0.00%	1.15%	to	3.25%	-1.71%	to	0.42%
December 31, 2016	6,206	$11.67	to	$13.51	$76,946	0.00%	1.15%	to	3.25%	-1.27%	to	0.86%
December 31, 2015	7,667	$11.82	to	$13.39	$95,592	0.00%	1.15%	to	3.25%	-1.52%	to	0.61%
December 31, 2014	8,022	$12.01	to	$13.35	$100,683	0.00%	1.15%	to	3.25%	4.18%	to	6.44%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2018	10	$15.21	to	$16.26	$156	12.90%	1.40%	to	1.85%	-18.38%	to	-18.01%
December 31, 2017	15	$18.64	to	$19.83	$280	3.05%	1.40%	to	1.85%	22.60%	to	23.14%
December 31, 2016	15	$15.20	to	$16.11	$237	2.91%	1.40%	to	1.85%	1.38%	to	1.83%
December 31, 2015	20	$14.99	to	$15.82	$307	4.18%	1.40%	to	1.85%	0.44%	to	0.88%
December 31, 2014	30	$14.93	to	$15.68	$454	2.99%	1.40%	to	1.85%	-7.02%	to	-6.61%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2018	177	$3.89	to	$4.17	$705	0.00%	1.40%	to	1.85%	-1.32%	to	-0.88%
December 31, 2017	230	$3.94	to	$4.21	$928	0.24%	1.40%	to	1.85%	32.51%	to	33.09%
December 31, 2016	247	$2.97	to	$3.16	$750	0.00%	1.40%	to	1.85%	-1.06%	to	-0.62%
December 31, 2015	274	$2.21	to	$3.18	$840	0.00%	1.40%	to	1.85%	-0.22%	to	0.22%
December 31, 2014	334	$2.20	to	$3.18	$1,027	0.00%	1.40%	to	1.85%	2.19%	to	2.65%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2018	17	$21.80	to	$22.44	$368	0.00%	1.50%	to	1.85%	-0.38%	to	-0.03%
December 31, 2017	18	$21.88	to	$22.45	$403	0.00%	1.50%	to	1.85%	23.85%	to	24.28%
December 31, 2016	22	$17.67	to	$18.07	$389	0.00%	1.50%	to	1.85%	6.14%	to	6.51%
December 31, 2015	23	$16.65	to	$17.05	$394	0.00%	1.40%	to	1.85%	-4.40%	to	-3.98%
December 31, 2014	25	$17.41	to	$17.76	$445	0.00%	1.40%	to	1.85%	-3.46%	to	-3.03%

	AST Bond Portfolio 2022
December 31, 2018	2,413	$10.45	to	$12.40	$27,094	0.00%	1.15%	to	3.25%	-3.41%	to	-1.30%
December 31, 2017	3,125	$10.82	to	$12.57	$36,142	0.00%	1.15%	to	3.25%	-1.72%	to	0.40%
December 31, 2016	5,334	$11.01	to	$12.52	$62,228	0.00%	1.15%	to	3.25%	-1.48%	to	0.66%
December 31, 2015	6,111	$11.17	to	$12.44	$71,799	0.00%	1.15%	to	3.25%	-1.22%	to	0.92%
December 31, 2014	4,101	$11.31	to	$12.32	$48,234	0.00%	1.15%	to	3.25%	6.78%	to	9.10%

	AST Quantitative Modeling Portfolio
December 31, 2018	77,775	$11.57	to	$14.97	$1,066,652	0.00%	0.55%	to	2.65%	-8.95%	to	-7.04%
December 31, 2017	74,247	$12.49	to	$16.10	$1,103,532	0.00%	0.55%	to	2.65%	15.15%	to	17.54%
December 31, 2016	67,999	$10.66	to	$13.70	$867,293	0.00%	0.55%	to	2.65%	3.58%	to	5.74%
December 31, 2015	60,584	$10.11	to	$12.96	$738,462	0.00%	0.55%	to	2.65%	-2.44%	to	4.38%
December 31, 2014	43,953	$10.55	to	$13.01	$545,769	0.00%	0.55%	to	2.65%	3.75%	to	5.92%

	AST BlackRock Global Strategies Portfolio
December 31, 2018	142,883	$10.36	to	$12.79	$1,681,427	0.00%	0.55%	to	3.25%	-8.37%	to	-5.80%
December 31, 2017	156,449	$11.31	to	$13.58	$1,972,632	0.00%	0.55%	to	3.25%	8.96%	to	11.99%
December 31, 2016	159,343	$10.38	to	$12.13	$1,812,805	0.00%	0.55%	to	3.25%	3.49%	to	6.37%
December 31, 2015	163,922	$10.03	to	$11.40	$1,772,067	0.00%	0.55%	to	3.25%	-6.15%	to	-3.53%
December 31, 2014	163,477	$10.68	to	$11.82	$1,852,566	0.00%	0.55%	to	3.25%	1.49%	to	4.32%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2018	65	$19.41	to	$19.91	$1,280	0.43%	1.50%	to	1.85%	-8.63%	to	-8.31%
December 31, 2017	73	$21.24	to	$21.71	$1,571	0.93%	1.50%	to	1.85%	18.54%	to	18.95%
December 31, 2016	79	$17.92	to	$18.25	$1,419	2.26%	1.50%	to	1.85%	10.48%	to	10.86%
December 31, 2015	89	$16.22	to	$16.54	$1,446	0.40%	1.40%	to	1.85%	-4.61%	to	-4.19%
December 31, 2014	93	$17.00	to	$17.26	$1,586	0.29%	1.40%	to	1.85%	8.69%	to	9.17%

	AST Prudential Core Bond Portfolio
December 31, 2018	26,712	$9.63	to	$11.74	$295,254	0.00%	0.55%	to	3.25%	-4.05%	to	-1.36%
December 31, 2017	26,114	$10.04	to	$11.90	$294,892	0.00%	0.55%	to	3.25%	2.25%	to	5.09%
December 31, 2016	23,110	$9.82	to	$11.32	$250,514	0.00%	0.55%	to	3.25%	0.83%	to	3.64%
December 31, 2015	20,330	$9.74	to	$10.92	$214,505	0.00%	0.55%	to	3.25%	-3.51%	to	-0.82%
December 31, 2014	18,102	$10.09	to	$11.01	$194,171	0.00%	0.55%	to	3.25%	2.62%	to	5.48%
A 103

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2023
December 31, 2018	1,037	$9.02	to	$10.24	$10,167	0.00%	1.50%	to	3.25%	-3.52%	to	-1.75%
December 31, 2017	709	$9.35	to	$10.43	$7,147	0.00%	1.50%	to	3.25%	-1.60%	to	0.20%
December 31, 2016	1,279	$9.50	to	$10.58	$12,901	0.00%	1.15%	to	3.25%	-1.39%	to	0.74%
December 31, 2015	854	$9.64	to	$10.45	$8,653	0.00%	1.30%	to	3.25%	-0.63%	to	1.39%
December 31, 2014	9,386	$9.70	to	$10.30	$94,025	0.00%	1.30%	to	3.25%	8.96%	to	11.17%

	AST New Discovery Asset Allocation Portfolio
December 31, 2018	40,453	$11.53	to	$13.85	$511,595	0.00%	0.55%	to	3.25%	-11.27%	to	-8.78%
December 31, 2017	44,909	$12.99	to	$15.18	$628,915	0.00%	0.55%	to	3.25%	12.72%	to	15.85%
December 31, 2016	43,064	$11.52	to	$13.11	$526,896	0.00%	0.55%	to	3.25%	0.94%	to	3.75%
December 31, 2015	42,485	$11.40	to	$12.63	$507,613	0.00%	0.55%	to	3.25%	-4.45%	to	-1.78%
December 31, 2014	39,864	$11.71	to	$12.86	$491,762	0.00%	0.55%	to	3.25%	1.72%	to	4.56%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2018	676	$9.21	to	$10.99	$6,818	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	661	$10.06	to	$11.86	$7,173	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	478	$9.39	to	$10.93	$4,762	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	350	$8.65	to	$9.95	$3,176	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%
December 31, 2014	263	$9.11	to	$9.70	$2,477	0.00%	0.55%	to	1.95%	-2.95%	to	0.80%

	AST MFS Large-Cap Value Portfolio
December 31, 2018	8,592	$11.87	to	$17.44	$138,716	0.00%	0.55%	to	2.95%	-12.74%	to	-10.65%
December 31, 2017	9,130	$13.33	to	$19.51	$166,418	0.00%	0.55%	to	3.15%	13.65%	to	16.70%
December 31, 2016	7,262	$11.45	to	$16.72	$114,425	0.00%	0.55%	to	3.15%	9.88%	to	12.82%
December 31, 2015	3,551	$10.18	to	$14.82	$50,150	0.00%	0.55%	to	2.65%	-3.35%	to	6.06%
December 31, 2014	2,236	$10.95	to	$15.01	$32,565	0.00%	0.55%	to	2.70%	7.24%	to	9.61%

	AST Bond Portfolio 2024
December 31, 2018	2,167	$8.87	to	$9.89	$20,453	0.00%	1.50%	to	3.25%	-3.89%	to	-2.12%
December 31, 2017	1,614	$9.22	to	$10.10	$15,782	0.00%	1.50%	to	3.25%	-1.61%	to	0.18%
December 31, 2016	231	$9.53	to	$10.22	$2,284	0.00%	1.15%	to	2.95%	-1.01%	to	0.74%
December 31, 2015	368	$9.51	to	$10.14	$3,632	0.00%	1.15%	to	3.25%	-0.50%	to	1.66%
December 31, 2014	5,710	$9.56	to	$9.98	$55.945	0.00%	1.15%	to	3.25%	10.87%	to	13.27%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2018	2,406	$9.26	to	$11.98	$23,989	0.00%	0.55%	to	1.95%	-20.55%	to	-19.40%
December 31, 2017	2,206	$11.65	to	$14.89	$27,290	0.00%	0.55%	to	1.95%	32.33%	to	34.21%
December 31, 2016	636	$8.81	to	$11.12	$5,865	0.00%	0.55%	to	1.95%	11.16%	to	12.74%
December 31, 2015	454	$7.92	to	$9.88	$3,695	0.00%	0.55%	to	1.95%	-17.17%	to	2.68%
December 31, 2014	209	$9.56	to	$9.85	$2,023	0.00%	0.55%	to	1.95%	-5.02%	to	-2.14%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2018	7,720	$13.08	to	$16.26	$117,570	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	8,769	$13.85	to	$17.16	$142,435	0.00%	0.55%	to	3.15%	14.69%	to	17.75%
December 31, 2016	8,007	$11.80	to	$14.58	$111,580	0.00%	0.55%	to	3.15%	11.28%	to	14.26%
December 31, 2015	4,530	$10.36	to	$12.76	$55,947	0.00%	0.55%	to	2.85%	-6.32%	to	7.54%
December 31, 2014	4,132	$11.06	to	$13.30	$53,805	0.00%	0.55%	to	2.85%	9.84%	to	12.98%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2018	941,647	$10.41	to	$10.92	$9,805,072	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	775,116	$11.24	to	$11.70	$8,715,463	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	655,378	$10.54	to	$10.88	$6,908,726	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	412,305	$9.86	to	$10.10	$4,067,264	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%
December 31, 2014	233,397	$10.37	to	$10.53	$2,421,326	0.00%	1.10%	to	1.90%	9.06%	to	9.95%

	AST AQR Large-Cap Portfolio
December 31, 2018	1,161	$12.48	to	$16.31	$17,550	0.00%	0.55%	to	2.95%	-10.78%	to	-8.64%
December 31, 2017	1,066	$13.70	to	$17.85	$17,609	0.00%	0.55%	to	2.95%	18.65%	to	21.46%
December 31, 2016	712	$11.32	to	$14.70	$9,887	0.00%	0.55%	to	2.35%	8.17%	to	10.09%
December 31, 2015	521	$10.32	to	$13.35	$6,684	0.00%	0.55%	to	2.35%	-0.61%	to	7.26%
December 31, 2014	199	$11.16	to	$13.20	$2,527	0.00%	0.55%	to	2.00%	10.95%	to	12.55%

A 104

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA Large-Cap Portfolio
December 31, 2018	883	$12.71	to	$16.74	$13,957	0.00%	0.55%	to	2.95%	-9.83%	to	-7.66%
December 31, 2017	758	$13.81	to	$18.13	$12,960	0.00%	0.55%	to	2.95%	17.94%	to	20.74%
December 31, 2016	604	$11.47	to	$15.01	$8,567	0.00%	0.55%	to	2.35%	8.32%	to	10.25%
December 31, 2015	446	$10.44	to	$13.62	$5,751	0.00%	0.55%	to	2.35%	-0.79%	to	8.62%
December 31, 2014	197	$11.17	to	$13.48	$2,453	0.00%	0.55%	to	2.05%	11.23%	to	14.61%

	AST Bond Portfolio 2025 (available January 2, 2014)
December 31, 2018	2,827	$10.31	to	$11.48	$30,694	0.00%	1.15%	to	3.25%	-3.98%	to	-1.88%
December 31, 2017	457	$10.74	to	$11.43	$5,081	0.00%	1.75%	to	3.25%	-1.47%	to	0.08%
December 31, 2016	1,025	$10.90	to	$11.62	$11,495	0.00%	1.15%	to	3.25%	-0.85%	to	1.30%
December 31, 2015	18,386	$10.99	to	$11.47	$206,638	0.00%	1.15%	to	3.25%	-1.32%	to	0.82%
December 31, 2014	2,681	$11.14	to	$11.38	$30,230	0.00%	1.15%	to	3.25%	11.36%	to	13.78%

	AST T. Rowe Price Growth Opportunities Portfolio (available February 10, 2014)
December 31, 2018	125,668	$11.53	to	$12.36	$1,489,625	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	99,564	$12.74	to	$13.46	$1,294,638	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	70,775	$10.79	to	$11.24	$774,986	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	50,131	$10.43	to	$10.72	$527,806	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%
December 31, 2014	27,151	$10.48	to	$10.62	$285,797	0.00%	0.55%	to	1.95%	4.85%	to	6.18%

	AST Goldman Sachs Global Growth Allocation Portfolio (available April 28, 2014)
December 31, 2018	2,648	$10.94	to	$11.26	$29,295	0.00%	0.55%	to	0.86%	-10.25%	to	-9.97%
December 31, 2017	2,312	$12.19	to	$12.54	$28,427	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	1,992	$10.53	to	$10.84	$21,113	0.00%	0.55%	to	0.86%	4.79%	to	8.49%
December 31, 2015	1,563	$10.05	to	$10.12	$15,774	0.00%	0.55%	to	0.86%	-1.79%	to	4.89%
December 31, 2014	366	$10.23	to	$10.25	$3,753	0.00%	0.55%	to	0.83%	2.32%	to	2.52%

	AST T. Rowe Price Diversified Real Growth Portfolio (available April 28, 2014)
December 31, 2018	4,446	$11.60	to	$12.10	$52,914	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	4,010	$12.60	to	$13.14	$51,709	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	3,211	$10.71	to	$11.16	$35,120	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	2,275	$10.07	to	$10.28	$23,321	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%
December 31, 2014	784	$10.34	to	$10.36	$8,118	0.00%	0.55%	to	0.83%	3.41%	to	3.61%

	AST Prudential Flexible Multi-Strategy Portfolio (available April 28, 2014)
December 31, 2018	5,861	$11.40	to	$12.12	$70,334	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	5,558	$12.30	to	$13.04	$71,846	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	4,706	$10.61	to	$11.21	$52,330	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	3,374	$9.96	to	$10.49	$35,131	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%
December 31, 2014	484	$10.53	to	$10.55	$5,103	0.00%	0.55%	to	0.83%	5.30%	to	5.51%

	AST BlackRock Multi-Asset Income Portfolio (available April 28, 2014) (expired April 27, 2018)
December 31, 2018	—	$10.41	to	$11.18	$—	0.00%	0.55%	to	0.86%	-1.22%	to	-1.12%
December 31, 2017	3,494	$10.54	to	$11.32	$37,405	0.00%	0.55%	to	0.86%	5.04%	to	5.36%
December 31, 2016	2,928	$10.03	to	$10.77	$29,714	0.00%	0.55%	to	0.86%	5.96%	to	7.96%
December 31, 2015	2,048	$9.47	to	$9.87	$19,535	0.00%	0.55%	to	0.86%	-4.89%	to	0.26%
December 31, 2014	756	$9.95	to	$9.97	$7,530	0.00%	0.55%	to	0.83%	-0.46%	to	-0.27%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (available April 28, 2014)
December 31, 2018	1,990	$9.44	to	$10.13	$19,026	0.00%	0.55%	to	0.86%	-6.25%	to	-5.96%
December 31, 2017	1,743	$10.05	to	$10.79	$17,710	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	1,414	$9.42	to	$10.11	$13,426	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	1,127	$9.26	to	$9.95	$10,494	0.00%	0.55%	to	0.86%	-4.06%	to	0.93%
December 31, 2014	180	$9.68	to	$9.69	$1,746	0.00%	0.55%	to	0.68%	-3.15%	to	-3.06%

	AST Managed Equity Portfolio (available April 28, 2014)
December 31, 2018	2,698	$11.23	to	$11.99	$30,682	0.00%	0.55%	to	0.86%	-12.87%	to	-12.59%
December 31, 2017	2,236	$12.89	to	$13.76	$29,107	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	1,691	$10.47	to	$11.17	$17,828	0.00%	0.55%	to	0.86%	4.30%	to	11.75%
December 31, 2015	1,017	$10.04	to	$10.09	$10,254	0.00%	0.55%	to	0.86%	-2.12%	to	4.46%
December 31, 2014	251	$10.28	to	$10.29	$2,586	0.00%	0.55%	to	0.68%	2.82%	to	2.92%

A 105

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Managed Fixed Income Portfolio (available April 28, 2014)
December 31, 2018	3,216	$10.17	to	$10.32	$33,024	0.00%	0.55%	to	0.86%	-1.70%	to	-1.39%
December 31, 2017	2,832	$10.34	to	$10.50	$29,511	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	2,324	$10.03	to	$10.19	$23,449	0.00%	0.55%	to	0.86%	2.11%	to	2.96%
December 31, 2015	1,574	$9.77	to	$9.84	$15,432	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%
December 31, 2014	434	$10.01	to	$10.03	$4,356	0.00%	0.55%	to	0.83%	0.13%	to	0.33%

	AST FQ Absolute Return Currency Portfolio (available April 28, 2014)
December 31, 2018	254	$9.40	to	$10.40	$2,421	0.00%	0.55%	to	0.86%	-6.28%	to	-5.98%
December 31, 2017	234	$10.01	to	$11.08	$2,366	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	293	$10.39	to	$11.51	$3,077	0.00%	0.55%	to	0.86%	11.33%	to	14.49%
December 31, 2015	71	$9.08	to	$10.07	$642	0.00%	0.55%	to	0.86%	-6.38%	to	-3.21%
December 31, 2014	33	$9.70	to	$9.71	$318	0.00%	0.55%	to	0.68%	-2.95%	to	-2.86%

	AST Jennison Global Infrastructure Portfolio (available April 28, 2014)
December 31, 2018	529	$10.66	to	$11.66	$5,676	0.00%	0.55%	to	0.86%	-9.35%	to	-9.06%
December 31, 2017	431	$11.74	to	$12.86	$5,087	0.00%	0.55%	to	0.86%	17.84%	to	18.20%
December 31, 2016	303	$9.95	to	$10.91	$3,029	0.00%	0.55%	to	0.86%	7.18%	to	8.67%
December 31, 2015	213	$9.26	to	$9.33	$1,976	0.00%	0.55%	to	0.86%	-10.95%	to	-3.15%
December 31, 2014	90	$10.40	to	$10.41	$934	0.00%	0.55%	to	0.68%	4.02%	to	4.11%

	AST PIMCO Dynamic Bond Portfolio (available April 28, 2014)
December 31, 2018	549	$9.29	to	$9.94	$5,149	0.00%	0.55%	to	0.86%	-1.17%	to	-0.86%
December 31, 2017	498	$9.38	to	$10.06	$4,717	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	432	$9.47	to	$10.17	$4,120	0.00%	0.55%	to	0.86%	0.18%	to	1.65%
December 31, 2015	276	$9.44	to	$9.86	$2,613	0.00%	0.55%	to	0.86%	-2.92%	to	-0.98%
December 31, 2014	128	$9.72	to	$9.73	$1,248	0.00%	0.55%	to	0.68%	-2.75%	to	-2.66%

	AST Legg Mason Diversified Growth Portfolio (available November 24, 2014)
December 31, 2018	29,409	$10.66	to	$11.30	$321,088	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	25,241	$11.59	to	$12.11	$297,699	0.00%	0.55%	to	1.95%	12.38%	to	13.98%
December 31, 2016	16,090	$10.31	to	$10.63	$167,802	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	7,330	$9.66	to	$9.81	$71,146	0.00%	0.55%	to	1.95%	-2.84%	to	-1.45%
December 31, 2014	448	$9.94	to	$9.95	$4,452	0.00%	0.55%	to	1.95%	-0.60%	to	-0.46%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2018	7,783	$9.17	to	$10.00	$74,690	0.00%	1.15%	to	3.25%	-4.27%	to	-2.18%
December 31, 2017	8,158	$9.58	to	$10.22	$80,946	0.00%	1.15%	to	3.25%	-0.90%	to	1.25%
December 31, 2016	12,370	$9.67	to	$10.09	$122,482	0.00%	1.15%	to	3.25%	-1.23%	to	0.90%
December 31, 2015	2,626	$9.79	to	$10.00	$26,042	0.00%	1.15%	to	3.25%	-2.09%	to	0.04%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST AB Global Bond Portfolio (available July 13, 2015)
December 31, 2018	361	$10.44	to	$10.70	$3,850	0.00%	0.55%	to	0.86%	-0.50%	to	-0.19%
December 31, 2017	278	$10.49	to	$10.72	$2,973	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	139	$10.32	to	$10.51	$1,458	0.00%	0.55%	to	0.86%	3.32%	to	4.58%
December 31, 2015	35	$9.92	to	$10.05	$354	0.00%	0.55%	to	0.73%	-0.85%	to	0.54%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Goldman Sachs Global Income Portfolio (available July 13, 2015)
December 31, 2018	154	$10.17	to	$10.48	$1,610	0.00%	0.55%	to	0.86%	-1.14%	to	-0.83%
December 31, 2017	117	$10.29	to	$10.57	$1,227	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	77	$10.16	to	$10.41	$796	0.00%	0.55%	to	0.86%	1.65%	to	2.88%
December 31, 2015	27	$9.99	to	$10.11	$268	0.00%	0.55%	to	0.86%	-0.11%	to	1.14%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Morgan Stanley Multi-Asset Portfolio (available July 13, 2015)
December 31, 2018	241	$8.93	to	$9.02	$2,161	0.00%	0.55%	to	0.86%	-1.51%	to	-1.20%
December 31, 2017	144	$9.05	to	$9.14	$1,306	0.00%	0.55%	to	0.86%	-0.86%	to	-0.55%
December 31, 2016	97	$9.11	to	$9.21	$890	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	28	$9.43	to	$9.54	$263	0.00%	0.55%	to	0.86%	-5.70%	to	-4.98%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A 106

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Wellington Management Global Bond Portfolio (available July 13, 2015)
December 31, 2018	195	$10.55	to	$10.81	$2,103	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	147	$10.28	to	$10.51	$1,545	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	138	$10.14	to	$10.32	$1,421	0.00%	0.55%	to	0.73%	1.92%	to	2.10%
December 31, 2015	30	$9.95	to	$10.10	$302	0.00%	0.55%	to	0.73%	-0.55%	to	1.04%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Neuberger Berman Long/Short Portfolio (available July 13, 2015)
December 31, 2018	378	$10.19	to	$10.49	$3,886	0.00%	0.55%	to	0.86%	-7.60%	to	-7.31%
December 31, 2017	271	$11.00	to	$11.34	$3,008	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	151	$9.79	to	$10.09	$1,483	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	59	$9.54	to	$9.84	$569	0.00%	0.55%	to	0.86%	-4.61%	to	-0.05%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Wellington Management Real Total Return Portfolio (available July 13, 2015)
December 31, 2018	340	$8.48	to	$9.06	$2,916	0.00%	0.55%	to	0.86%	-6.57%	to	-6.28%
December 31, 2017	199	$9.06	to	$9.70	$1,829	0.00%	0.55%	to	0.86%	0.56%	to	0.88%
December 31, 2016	145	$8.99	to	$9.65	$1,326	0.00%	0.55%	to	0.86%	-4.44%	to	-2.91%
December 31, 2015	50	$9.39	to	$9.74	$473	0.00%	0.55%	to	0.86%	-6.10%	to	-0.58%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST QMA International Core Equity Portfolio (available July 13, 2015)
December 31, 2018	669	$9.66	to	$10.96	$6,560	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	583	$11.50	to	$13.07	$6,792	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	191	$9.29	to	$10.58	$1,797	0.00%	0.55%	to	0.86%	-0.27%	to	5.72%
December 31, 2015	73	$9.30	to	$9.95	$687	0.00%	0.55%	to	0.86%	-7.66%	to	3.29%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Managed Alternatives Portfolio (available July 13, 2015)
December 31, 2018	875	$9.45	to	$9.85	$8,326	0.00%	0.55%	to	0.86%	-4.23%	to	-3.93%
December 31, 2017	609	$9.85	to	$10.28	$6,028	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	396	$9.67	to	$9.81	$3,851	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	100	$9.65	to	$9.79	$968	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Emerging Managers Diversified Portfolio (available July 13, 2015)
December 31, 2018	456	$10.52	to	$10.84	$4,843	0.00%	0.55%	to	0.86%	-7.24%	to	-6.95%
December 31, 2017	319	$11.32	to	$11.68	$3,633	0.00%	0.55%	to	0.86%	13.32%	to	13.67%
December 31, 2016	120	$9.97	to	$10.61	$1,200	0.00%	0.55%	to	0.86%	2.61%	to	6.07%
December 31, 2015	41	$9.70	to	$10.01	$396	0.00%	0.55%	to	0.86%	-3.01%	to	2.05%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Columbia Adaptive Risk Allocation Portfolio (available July 13, 2015)
December 31, 2018	1,269	$11.16	to	$11.45	$14,254	0.00%	0.55%	to	0.86%	-5.73%	to	-5.43%
December 31, 2017	1,097	$11.82	to	$12.13	$13,032	0.00%	0.55%	to	0.86%	12.74%	to	13.09%
December 31, 2016	698	$10.46	to	$10.74	$7,335	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	178	$9.61	to	$9.87	$1,719	0.00%	0.55%	to	0.73%	-3.91%	to	0.79%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Blackrock Global Allocation V.I. Fund (Class III) (available August 24, 2015)
December 31, 2018	3,693	$10.59	to	$11.02	$39,436	0.93%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	2,991	$11.55	to	$12.03	$34,766	1.46%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	2,006	$10.25	to	$10.67	$20,631	2.00%	0.55%	to	0.86%	2.92%	to	6.77%
December 31, 2015	556	$9.96	to	$9.97	$5,542	1.76%	0.55%	to	0.86%	1.58%	to	1.70%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (available August 24, 2015)
December 31, 2018	1,264	$10.97	to	$11.25	$13,988	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	790	$11.64	to	$11.93	$9,257	4.16%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	531	$10.51	to	$10.77	$5,614	4.91%	0.55%	to	0.86%	5.29%	to	7.96%
December 31, 2015	122	$9.98	to	$9.99	$1,218	7.20%	0.55%	to	0.86%	1.96%	to	2.07%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A 107

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2018	9,050	$9.24	to	$9.85	$86,291	0.00%	1.15%	to	3.25%	-4.49%	to	-2.40%
December 31, 2017	8,868	$9.67	to	$10.09	$87,631	0.00%	1.15%	to	3.25%	-0.64%	to	1.51%
December 31, 2016	13,680	$9.73	to	$9.94	$134,672	0.00%	1.15%	to	3.25%	-2.66%	to	-0.55%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2018	506	$10.84	to	$11.00	$5,533	0.34%	1.40%	to	2.00%	-19.33%	to	-18.85%
December 31, 2017	547	$13.44	to	$13.55	$7,381	0.96%	1.40%	to	2.00%	38.34%	to	39.15%
December 31, 2016	585	$9.72	to	$9.74	$5,696	0.79%	1.40%	to	2.00%	-4.04%	to	-3.81%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2018	2,788	$9.37	to	$9.78	$26,723	0.00%	1.15%	to	3.25%	-5.26%	to	-3.19%
December 31, 2017	222	$9.89	to	$10.10	$2,219	0.00%	1.15%	to	3.25%	-1.11%	to	1.03%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2018	313	$9.52	to	$9.73	$3,009	0.00%	1.15%	to	3.25%	-4.82%	to	-2.74%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST American Funds Growth Allocation Portfolio (available April 30, 2018)
December 31, 2018	28,990	$9.42	to	$9.51	$274,473	0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the

A 108

Note 7:	Financial Highlights (continued)

five years in the period ended December 31, 2018 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.	Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the Contracts may exceed related charges by Pruco Life. The daily mortality and expense risk charges are assessed through the reduction in unit values.

B.	Administration Charge
The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the Contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

The following are the base and maximum combined mortality and expense risk, and administration charges of the respective Contracts.

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Preferred	1.40%	1.40%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential Premier Advisor Variable Annuity Series	0.55%	1.95%
Prudential Premier Investment Variable Annuity B Series	0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb Series	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.50%
Strategic Partners FlexElite 2	1.65%	2.75%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.60%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.60%

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No

A 109

Note 8:	Charges and Expenses (continued)

withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

Note 9:	Other

Accumulation units-this is the basic valuation unit used to calculate the contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments-represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Annuity payments-represent a transfer to the general account at the time of contract annuitization to establish the fixed payout account from which future annuity payments are distributed under the terms of the Contracts.

Surrenders, withdrawals, and death benefits-are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option-are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions-amount represents primarily timing related adjustments to contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges-are various Contract level charges as described in Charges and Expenses in Note 8, which are assessed through the redemptions of units.

A 110

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Pruco Life Insurance Company and
the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Pruco Life Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	AST RCM World Trends Portfolio (1)
Prudential Diversified Bond Portfolio (1)	AST J.P. Morgan Global Thematic Portfolio (1)
Prudential Equity Portfolio (Class I) (1)	AST Goldman Sachs Multi-Asset Portfolio (1)
Prudential Flexible Managed Portfolio (1)	ProFund VP Consumer Services (1)
Prudential Conservative Balanced Portfolio (1)	ProFund VP Consumer Goods (1)
Prudential Value Portfolio (Class I) (1)	ProFund VP Financials (1)
Prudential High Yield Bond Portfolio (1)	ProFund VP Health Care (1)
Prudential Natural Resources Portfolio (Class I) (1)	ProFund VP Industrials (1)
Prudential Stock Index Portfolio (1)	ProFund VP Mid-Cap Growth (1)
Prudential Global Portfolio (1)	ProFund VP Mid-Cap Value (1)
Prudential Jennison Portfolio (Class I) (1)	ProFund VP Real Estate (1)
Prudential Small Capitalization Stock Portfolio (1)	ProFund VP Small-Cap Growth (1)
T. Rowe Price International Stock Portfolio (1)	ProFund VP Small-Cap Value (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	ProFund VP Telecommunications (1)
Invesco V.I. Core Equity Fund (Series I) (1)	ProFund VP Utilities (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	ProFund VP Large-Cap Growth (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	ProFund VP Large-Cap Value (1)
MFS® Research Series (Initial Class) (1)	AST Jennison Large-Cap Growth Portfolio (1)
MFS® Growth Series (Initial Class) (1)	AST Bond Portfolio 2020 (1)
American Century VP Value Fund (Class I) (1)	AST Bond Portfolio 2017 (3)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST Bond Portfolio 2021 (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST Bond Portfolio 2022 (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST Quantitative Modeling Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
AST Goldman Sachs Large-Cap Value Portfolio (1)	AST Prudential Core Bond Portfolio (1)
AST Cohen & Steers Realty Portfolio (1)	AST Bond Portfolio 2023 (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	AST New Discovery Asset Allocation Portfolio (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
AST High Yield Portfolio (1)	AST MFS Large-Cap Value Portfolio (1)
AST Small-Cap Growth Opportunities Portfolio (1)	AST Bond Portfolio 2024 (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	AST AQR Emerging Markets Equity Portfolio (1)

A 111

AST Small-Cap Value Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
AST Goldman Sachs Mid-Cap Growth Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST Lord Abbett Core Fixed Income Portfolio (2)	AST QMA Large-Cap Portfolio (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	AST Bond Portfolio 2025 (1)
AST MFS Growth Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST BlackRock Low Duration Bond Portfolio (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST QMA US Equity Alpha Portfolio (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST BlackRock Multi-Asset Income Portfolio (4)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Managed Equity Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Jennison Global Infrastructure Portfolio (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST PIMCO Dynamic Bond Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Bond Portfolio 2026 (1)
AST Preservation Asset Allocation Portfolio (1)	AST AB Global Bond Portfolio (1)
AST Fidelity Institutional AM℠ Quantitative Portfolio (1)	AST Goldman Sachs Global Income Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST Morgan Stanley Multi-Asset Portfolio (1)
AST Advanced Strategies Portfolio (1)	AST Wellington Management Global Bond Portfolio (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (1)
AST Government Money Market Portfolio (1)	AST Wellington Management Real Total Return Portfolio (1)
AST Small-Cap Growth Portfolio (1)	AST QMA International Core Equity Portfolio (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	AST Managed Alternatives Portfolio (1)
AST International Value Portfolio (1)	AST Emerging Managers Diversified Portfolio (1)
AST International Growth Portfolio (1)	AST Columbia Adaptive Risk Allocation Portfolio (1)
AST Investment Grade Bond Portfolio (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
AST Western Asset Core Plus Bond Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
AST Bond Portfolio 2018 (1)	AST Bond Portfolio 2027 (1)
AST Bond Portfolio 2019 (1)	NVIT Emerging Markets Fund (Class D) (1)
AST Global Real Estate Portfolio (1)	AST Bond Portfolio 2028 (5)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Bond Portfolio 2029 (6)
AST Goldman Sachs Small-Cap Value Portfolio (1)	AST American Funds Growth Allocation Portfolio (7)
(1) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the years ended December 31, 2018 and 2017.

(2) Statement of net assets as of September 14, 2018 (date of expiration), statement of operations for the period January 1, 2018 through September 14, 2018, and statement of changes in net assets for the period January 1, 2018 through September 14, 2018 and the year ended December 31, 2017.

(3) Statement of net assets as of January 2, 2018 (date of expiration), statement of operations for the period January 1, 2018 through January 2, 2018, and statement of changes in net assets for the period January 1, 2018 through January 2, 2018 and the year ended December 31, 2017.

(4) Statement of net assets as of April 27, 2018 (date of expiration), statement of operations for the period January 1, 2018 through April 27, 2018, and statement of changes in net assets for the period January 1, 2018 through April 27, 2018 and the year ended December 31, 2017.

(5) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period January 3, 2017 (commencement of operations) through December 31, 2017.

(6) Statement of net assets as of December 31, 2018, and statement of operations and statement of changes in net assets for the period January 2, 2018 (commencement of operations) through December 31, 2018.

(7) Statement of net assets as of December 31, 2018, and statement of operations and statement of changes in net assets for the period April 30, 2018 (commencement of operations) through December 31, 2018.

A 112

Basis for Opinions

These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 4, 2019

We have served as the auditor of one or more of the subaccounts in Pruco Life Flexible Premium Variable Annuity Account since 1996.

A 113

PRUCO LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company (together with its consolidated subsidiary, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2018, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2018.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 7, 2019

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2018 and 2017 (in thousands, except share amounts)

	December 31, 2018	December 31, 2017
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2018 – $5,244,903; 2017 – $4,941,944)	$5,199,595	$5,223,302
Fixed maturities, trading, at fair value (amortized cost: 2018 – $44,759; 2017 – $38,279)(1)	41,627	38,793
Equity securities, at fair value (cost: 2018 – $31,824; 2017 – $32,694)(1)	36,922	40,610
Policy loans	1,236,077	1,161,101
Short-term investments	0	1,339
Commercial mortgage and other loans	1,209,150	1,083,419
Other invested assets (includes $120,717 and $726 measured at fair value at December 31, 2018 and December 31, 2017, respectively)(1)	377,429	263,074
Total investments	8,100,800	7,811,638
Cash and cash equivalents	416,840	212,569
Deferred policy acquisition costs	1,613,922	1,376,211
Accrued investment income	88,278	82,341
Reinsurance recoverables	34,682,127	32,521,264
Receivables from parent and affiliates	289,580	300,116
Income taxes receivable	46,102	0
Other assets	365,219	465,467
Separate account assets	119,077,916	129,655,734
TOTAL ASSETS	$164,680,784	$172,425,340
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$22,059,692	$20,036,134
Future policy benefits	19,476,394	18,561,550
Cash collateral for loaned securities	11,063	33,169
Income taxes payable	0	36,323
Payables to parent and affiliates	229,345	228,210
Other liabilities	1,093,143	1,038,972
Separate account liabilities	119,077,916	129,655,734
Total liabilities	161,947,553	169,590,092
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	1,146,592	1,141,092
Retained earnings	1,612,435	1,526,310
Accumulated other comprehensive income	(28,296)	165,346
Total equity	2,733,231	2,835,248
TOTAL LIABILITIES AND EQUITY	$164,680,784	$172,425,340
(1) Prior period amounts have been reclassified to conform to current period presentation. See "Adoption of ASU 2016-01" in Note 2 for details.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2018, 2017, and 2016 (in thousands)

	2018	2017	2016
REVENUES
Premiums	$50,808	$54,706	$(825,942)
Policy charges and fee income	533,327	275,693	787,195
Net investment income	325,287	352,410	375,950
Asset administration fees	14,368	17,593	84,443
Other income	72,964	67,749	31,107
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(3,710)	(8,374)	(18,020)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	0	995	343
Other realized investment gains (losses), net	(163,568)	(72,807)	776,126
Total realized investment gains (losses), net	(167,278)	(80,186)	758,449
Total revenues	829,476	687,965	1,211,202
BENEFITS AND EXPENSES
Policyholders’ benefits	149,499	(18,416)	(275,565)
Interest credited to policyholders’ account balances	171,993	168,391	301,220
Amortization of deferred policy acquisition costs	135,826	95,007	628,101
General, administrative and other expenses	314,371	271,533	220,733
Total benefits and expenses	771,689	516,515	874,489
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	57,787	171,450	336,713
Total income tax expense (benefit)	(52,641)	(156,828)	(68,492)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	110,428	328,278	405,205
Equity in earnings of operating joint venture, net of taxes	(1,790)	(485)	0
NET INCOME (LOSS)	$108,638	$327,793	$405,205
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(17,745)	259	(8)
Net unrealized investment gains (losses)	(259,981)	137,484	9,500
Total	(277,726)	137,743	9,492
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(55,174)	43,372	3,322
Other comprehensive income (loss), net of tax	(222,552)	94,371	6,170
Comprehensive income (loss)	$(113,914)	$422,164	$411,375

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Equity
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2015	$2,500	$779,973	$3,636,410	$64,805	$4,483,688
Contributed capital		205,000			205,000
Dividend to parent			(2,593,098)		(2,593,098)
Contributed (distributed) capital-parent/child asset transfers		1,089			1,089
Comprehensive income:
Net income (loss)			405,205		405,205
Other comprehensive income (loss), net of tax				6,170	6,170
Total comprehensive income (loss)					411,375
Balance, December 31, 2016	$2,500	$986,062	$1,448,517	$70,975	$2,508,054
Contributed capital		153,500			153,500
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,530			1,530
Comprehensive income:
Net income (loss)			327,793		327,793
Other comprehensive income (loss), net of tax				94,371	94,371
Total comprehensive income (loss)					422,164
Balance, December 31, 2017	$2,500	$1,141,092	$1,526,310	$165,346	$2,835,248
Cumulative effect of adoption of ASU 2016-01			7,936	(1,539)	6,397
Cumulative effect of adoption of ASU 2018-02			(30,449)	30,449	0
Contributed capital		5,500			5,500
Dividend to parent
Contributed (distributed) capital-parent/child asset transfers
Comprehensive income:
Net income (loss)			108,638		108,638
Other comprehensive income (loss), net of tax				(222,552)	(222,552)
Total comprehensive income (loss)					(113,914)
Balance, December 31, 2018	$2,500	$1,146,592	$1,612,435	$(28,296)	$2,733,231
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	2018	2017	2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$108,638	$327,793	$405,205
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(116,675)	(142,781)	113,501
Interest credited to policyholders’ account balances	171,993	168,391	301,220
Realized investment (gains) losses, net	167,278	80,186	(758,449)
Amortization and other non-cash items	(43,259)	(65,536)	(70,104)
Change in:
Future policy benefits	1,843,825	1,920,440	1,801,299
Reinsurance recoverables	(1,832,092)	(2,046,215)	(1,764,242)
Accrued investment income	(5,937)	(3,692)	12,709
Net payables to/receivables from parent and affiliates	18,457	43,913	(9,851)
Deferred policy acquisition costs	(211,059)	(183,884)	311,273
Income taxes	(28,950)	(76,330)	(39,769)
Derivatives, net	(44,585)	55,104	(198,861)
Other, net	(4,487)	26,443	(110,850)
Cash flows from (used in) operating activities	23,147	103,832	(6,919)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	561,340	1,062,236	1,371,000
Fixed maturities, trading(1)	0	214	527
Equity securities(1)	6,008	510	35,686
Policy loans	153,124	143,655	137,778
Ceded policy loans	(15,131)	(15,188)	(8,989)
Short-term investments	13,404	72,725	260,027
Commercial mortgage and other loans	64,261	254,635	209,263
Other invested assets(1)	19,527	31,192	12,479
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(875,672)	(1,315,508)	(2,465,763)
Fixed maturities, trading(1)	(6,481)	(15,019)	0
Equity securities(1)	(5,039)	(5,000)	(5,000)
Policy loans	(179,968)	(123,645)	(120,628)
Ceded policy loans	17,036	18,942	18,054
Short-term investments	(13,430)	(37,407)	(241,827)
Commercial mortgage and other loans	(199,847)	(180,929)	(312,898)
Other invested assets(1)	(70,902)	(32,275)	(32,307)
Notes receivable from parent and affiliates, net	(2,464)	5,731	20,463
Derivatives, net	639	(17,569)	20,954
Other, net	(2,880)	(152,576)	(261)
Cash flows from (used in) investing activities	(536,475)	(305,276)	(1,101,442)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	5,093,239	4,540,655	4,289,697
Ceded policyholders’ account deposits	(3,230,005)	(3,083,049)	(2,430,570)
Policyholders’ account withdrawals	(3,135,714)	(2,682,445)	(2,505,219)
Ceded policyholders’ account withdrawals	2,022,519	1,692,756	1,072,151
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(22,106)	(110,710)	103,463
Dividend to parent	0	(250,000)	0

Contributed Capital	0	148,500	405,321
Contributed (distributed) capital - parent/child asset transfers	0	2,354	1,676
Repayments of debt (maturities longer than 90 days)	0	0	(125,000)
Drafts outstanding	(10,334)	59,795	22,713
Cash flows from (used in) financing activities	717,599	317,856	834,232
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	204,271	116,412	(274,129)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	212,569	96,157	370,286
CASH AND CASH EQUIVALENTS, END OF YEAR	$416,840	$212,569	$96,157
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$(23,684)	$(45,538)	$(28,772)
Interest paid	$3,099	$2,179	$16,263
(1) Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.
Significant Non-Cash Transactions
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $837 million of decreases in fixed maturities, available-for-sale, related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Gibraltar Universal Life Reinsurance Company ("GUL Re"), an affiliate, in the third quarter of 2017.
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $35 million of decreases in other invested assets related to the tax settlements with Prudential Financial, Inc., which are related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and Pruco Life Insurance Company and GUL Re, an affiliate, in the third quarter of 2017.
Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.
See Note 9 for more information on the reinsurance transactions mentioned above.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all States except New York, and sells such products primarily through affiliated and unaffiliated distributors.
Pruco Life has one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”) and one indirect subsidiary formed in 2009 for the purpose of holding certain commercial loan and other investments which ceased operations and was dissolved as of December 31, 2018. Pruco Life and its subsidiary are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.
PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.
Variable Annuities Recapture
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to an affiliated reinsurance company, Pruco Reinsurance, Ltd. ("Pruco Re"). Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. These reinsurance agreements cover new and in force business and exclude business reinsured externally. The product risks related to the reinsured business are being managed in PALAC and Prudential Insurance, as applicable. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within PALAC and Prudential Insurance, as applicable. These series of transactions are collectively referred to as the "Variable Annuities Recapture".
As part of the Variable Annuities Recapture, the Company received invested assets of $4.2 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016 and unwound the associated reinsurance recoverable of $6.3 billion. As a result, the Company recognized a loss of $2.1 billion immediately.
As part of the Variable Annuities Recapture, the Company transferred invested assets of $7 billion and $0.7 billion to PALAC and Prudential Insurance, respectively, and established reinsurance recoverables of $10.3 billion. In addition, the Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively. Also, the Company unwound its deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances related to its variable annuity contracts as of March 31, 2016, which was equivalent to the ceding commission. For the reinsurance of the variable annuity base contracts, the Company recognized a loss of $0.2 billion, which was deferred and will subsequently be amortized through "General, administrative and other expenses". For the reinsurance of the living benefit guarantees, the Company recognized a benefit of $2.8 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company paid a dividend of $2.6 billion to Prudential Insurance, which was then distributed to Prudential Financial.
The impact of these transactions on the Consolidated Statements of Operations and Comprehensive Income (Loss) was as follows:

Day 1 Impact of the Variable Annuities Recapture(1)	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$(880)	$(880)
Realized investment gains (losses), net	(2,146)	2,951	805
TOTAL REVENUES	(2,146)	2,071	(75)
BENEFITS AND EXPENSES
Policyholders' benefits	0	(547)	(547)
General, administrative and other expenses	0	(211)	(211)
TOTAL BENEFITS AND EXPENSES	0	(758)	(758)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(2,146)	2,829	683
Income tax expense (benefit)	17	(23)	(6)
NET INCOME (LOSS)	$(2,163)	$2,852	$689

(1)	Day 1 Significant Non-Cash Transactions:

•
Consideration transferred includes non-cash activities of $7.7 billion for asset transfers related to the reinsurance transaction with PALAC and Prudential Insurance, partially offset by $4.2 billion of assets received related to the recapture transaction with Pruco Re.

•
The Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively.

•	Retained earnings includes dividends of $2.8 billion to Prudential Insurance, and then distributed to Prudential Financial, as part of the Variable Annuities Recapture.
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Revision to Prior Period Consolidated Financial Statements
In 2018, the Company identified an error in the calculation of reserves for certain individual life products that impacted several line items within previously issued consolidated financial statements. Prior period amounts have been revised in the financial statements and related disclosures to correct this error. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements. See Note 16 for a more detailed description of the revisions and for comparisons of amounts previously reported to the revised amounts.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables, and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock and mutual fund shares, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and dividend income is reported in “Net investment income” on the ex-dividend date.
Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income".
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Other invested assets consist of the Company’s non-coupon investments in Limited Partnerships and Limited Liability Companies ("LPs/LLCs") (other than operating joint ventures) and derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Deferred policy acquisition costs are related directly to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, an United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Deferred sales inducements represent various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the expected life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. There was no deferred sales inducements balance at December 31, 2018 and 2017. See Note 8 for additional information regarding sales inducements.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 9.
Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates, receivables resulting from sales of securities that had not yet settled at the balance sheet date, prepaid tax expenses, and the Company’s investments in operating joint ventures. Investments in operating joint ventures are generally accounted for under the equity method. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary.
Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 7 for additional information regarding policyholders’ account balances.
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”; however, for securities lending transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”). Income and expenses related to these transactions executed within the Company’s derivative operations are reported in “Other income”.
Income taxes liability primarily represents the net deferred tax liability and the Company’s estimated taxes payable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 10 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 10 for a discussion of provisional amounts related to the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.
Other liabilities consist primarily of accrued expenses, reinsurance payables, and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 8 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.
Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value,” and “Other invested assets” that are measured at fair value.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Derivatives are recorded either as assets, within “Other invested assets”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net".
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value” or “Equity securities, at fair value".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to an affiliate, Pruco Re through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net".
The Company, excluding its subsidiary, also sells certain universal life products that contain a no lapse guarantee provision that was reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company (“UPARC”). The reinsurance of this no-lapse guarantee resulted in an embedded derivative that incurred market risk primarily in the form of interest rate risk which at times resulted in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” for which charges are recorded in “Realized investment gains (losses), net". The Company amended or entered into multiple reinsurance transactions (see Note 9). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative. As a result of the recapture of the no-lapse guarantee risk from UPARC by Pruco Life on July 1, 2017, as described in Note 9, this embedded derivative was eliminated.
Accounting for Certain Reinsurance Contracts in the Individual Life Business
In 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.
The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(236)
Decrease in Policyholders' benefits	253
Increase in Amortization of deferred policy acquisition costs	(19)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Consolidated Statement of Financial Position were a $284 million increase in "Other liabilities", a $247 million increase in "Reinsurance recoverables", a $48 million decrease in "Policyholders’ account balances", a $19 million decrease in "Deferred policy acquisition costs" and a $6 million decrease in "Future policy benefits".

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Adoption of ASU 2016-01

Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available for sale” are to be reported in net income within “Other income” in the Consolidated Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available for sale” were reported in AOCI.

The impacts of this ASU on the Company’s Consolidated Financial Statements can be categorized as follows: (1) Changes to the presentation within the Consolidated Statements of Financial Position; (2) Cumulative-effect Adjustment Upon Adoption; and (3) Changes to Accounting Policies. Each of these components is described below.

(1) Changes to the presentation within the Consolidated Statements of Financial Position

Because of the fundamental accounting changes as described in section "(3) Changes to Accounting Policies" below, the Company determined that changes to the presentation of certain balances in the investment section of the Company’s Consolidated Statements of Financial Position were also necessary to maintain clarity and logical presentation. The table below illustrates these changes by presenting the balances as previously reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 and the reclassifications that were made, along with a footnote explanation of each reclassification.

	December 31, 2017
	As previously reported	Reclassifications			As currently reported
Consolidated Statements of Financial Position Line Items		(1)	(2)	(3)
	(in thousands)
Fixed maturities, available-for-sale, at fair value	$5,223,302				$5,223,302
*Fixed maturities, trading, at fair value	0		38,793		38,793
~~Equity securities, available-for-sale, at fair value~~ 	23,122	(23,122)			0
*Equity securities, at fair value	0	23,122	17,488		40,610
~~Trading account assets, at fair value~~	56,281		(56,281)		0
Policy loans	1,161,101				1,161,101
Short-term investments	1,339				1,339
Commercial mortgage and other loans	1,083,419				1,083,419
~~Other long-term investments~~	263,074			(263,074)	0
*Other invested assets	0			263,074	263,074
Total investments	$7,811,638	$0	$0	$0	$7,811,638
* - New line item effective January 1, 2018.
~~Strikethrough~~ - Eliminated line item effective January 1, 2018.

(1)	Retitled “Equity securities, available-for-sale, at fair value” to “Equity securities, at fair value” as equity securities can no longer be described as available-for-sale.

(2)	Eliminated the line item “Trading account assets, at fair value” and reclassified each component to another line item.

(3)	Retitled “Other long-term investments” to “Other invested assets”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(2) Cumulative-effect Adjustment Upon Adoption

The provisions of ASU 2016-01 require that the Company apply the amendments through a cumulative-effect adjustment to the Consolidated Statements of Financial Position as of the beginning of the fiscal year of adoption. The following table illustrates the impact on the Company’s Consolidated Statement of Financial Position as a result of recording this cumulative-effect adjustment on January 1, 2018.

Summary of ASU 2016-01 Transition Impacts on the Consolidated Statement
of Financial Position upon Adoption on January 1, 2018
(in thousands)
Increase / (Decrease)
Other invested assets	$8,097
Total assets	$8,097
Income taxes payable	$1,700
Total liabilities	1,700
Accumulated other comprehensive income (loss)	(1,539)
Retained earnings	7,936
Total equity	6,397
Total liabilities and equity	$8,097

(3) Changes to Accounting Policies

The narrative description of our significant accounting policies at the beginning of this Note reflects our policies as of December 31, 2018, including policies associated with the adoption of ASU 2016-01.

Other ASU adopted during the twelve months ended December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the standard.
		January 1, 2018 using the modified retrospective method which included a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.	Adoption of the ASU did not have an impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
	January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	Adoption of the ASU did not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
	January 1, 2018 using the retrospective method (with early adoption permitted).	Adoption of the ASU did not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss)
In February 2018, this ASU was issued following the enactment of the Tax Act of 2017. This ASU allows an entity to elect a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017.

January 1, 2019 with early adoption permitted. The ASU should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act of 2017 is recognized.

The Company early adopted the ASU effective January 1, 2018 and elected to apply the ASU in the period of adoption subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by increasing AOCI and decreasing retained earnings, each by $30.4 million. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).

ASU issued but not yet adopted as of December 31, 2018 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements. The ASU is effective January 1, 2021 (with early adoption permitted), and will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Consolidated Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.
Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value with changes in value attributable to changes in an entity’s NPR to be recognized in OCI.
An entity will apply a retrospective transition method which will include a cumulative-effect adjustment on the balance sheet as of the earliest period presented.
Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., Guaranteed Minimum Death Benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other ASU issued but not yet adopted as of December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current other-than-temporary impairment standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an other-than-temporary-impairment was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.

The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities	This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$75,049	$2,427	$6	$77,470	$0
Obligations of U.S. states and their political subdivisions	609,955	15,154	2,351	622,758	0
Foreign government bonds	208,009	2,137	8,199	201,947	0
U.S. corporate public securities	1,739,860	46,166	54,401	1,731,625	0
U.S. corporate private securities	890,748	11,181	18,591	883,338	0
Foreign corporate public securities	270,428	3,746	12,151	262,023	0
Foreign corporate private securities	857,604	9,797	40,022	827,379	0
Asset-backed securities(1)	156,818	1,528	750	157,596	(122)
Commercial mortgage-backed securities	347,570	3,353	4,527	346,396	0
Residential mortgage-backed securities(2)	88,862	1,268	1,067	89,063	(177)
Total fixed maturities, available-for-sale	$5,244,903	$96,757	$142,065	$5,199,595	$(299)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.4 million of net unrealized losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2017(4)
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$95,851	$3,964	$0	$99,815	$0
Obligations of U.S. states and their political subdivisions	597,254	38,204	0	635,458	0
Foreign government bonds	128,058	7,536	496	135,098	0
U.S. corporate public securities	1,634,677	149,054	2,642	1,781,089	(215)
U.S. corporate private securities	931,113	32,180	2,055	961,238	0
Foreign corporate public securities	170,503	12,681	732	182,452	0
Foreign corporate private securities	815,462	46,387	10,183	851,666	0
Asset-backed securities(1)	179,935	2,519	26	182,428	(138)
Commercial mortgage-backed securities	320,223	5,148	2,539	322,832	0
Residential mortgage-backed securities(2)	68,868	2,527	169	71,226	(220)
Total fixed maturities, available-for-sale	$4,941,944	$300,200	$18,842	$5,223,302	$(573)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $2.2 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(4)	Prior period amounts have been reclassified to conform to current period presentation.
The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$630	$6	$630	$6
Obligations of U.S. states and their political subdivisions	124,776	1,571	31,215	780	155,991	2,351
Foreign government bonds	77,055	3,184	59,700	5,015	136,755	8,199
U.S. corporate public securities	784,916	37,635	213,147	16,766	998,063	54,401
U.S. corporate private securities	263,934	9,159	287,031	9,432	550,965	18,591
Foreign corporate public securities	124,764	6,286	72,725	5,865	197,489	12,151
Foreign corporate private securities	424,921	22,605	127,201	17,417	552,122	40,022
Asset-backed securities	112,527	650	6,523	100	119,050	750
Commercial mortgage-backed securities	49,616	434	116,786	4,093	166,402	4,527
Residential mortgage-backed securities	34,249	240	32,432	827	66,681	1,067
Total fixed maturities, available-for-sale	$1,996,758	$81,764	$947,390	$60,301	$2,944,148	$142,065

	December 31, 2017(1)
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$0	$0	$0
Obligations of U.S. states and their political subdivisions	0	0	0	0	0	0
Foreign government bonds	16,522	210	11,959	286	28,481	496
U.S. corporate public securities	39,213	305	107,332	2,337	146,545	2,642
U.S. corporate private securities	89,441	1,102	40,276	953	129,717	2,055
Foreign corporate public securities	27,079	190	8,390	542	35,469	732
Foreign corporate private securities	61,515	530	151,933	9,653	213,448	10,183
Asset-backed securities	6,351	22	317	4	6,668	26
Commercial mortgage-backed securities	49,823	285	93,403	2,254	143,226	2,539
Residential mortgage-backed securities	8,030	28	6,160	141	14,190	169
Total fixed maturities, available-for-sale	$297,974	$2,672	$419,770	$16,170	$717,744	$18,842

(1)	Prior period amounts have been reclassified to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2018 and 2017, the gross unrealized losses on fixed maturity securities were composed of $121.3 million and $13.9 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $20.8 million and $4.9 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2018, the $60.3 million of gross unrealized losses of twelve months or more were concentrated in the Company's corporate securities within the finance, energy and consumer non-cyclical sectors. As of December 31, 2017, the $16.2 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities and in the Company's corporate securities within the energy and finance sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2018 or 2017. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2018, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2018
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$74,061	$74,367
Due after one year through five years	702,071	688,732
Due after five years through ten years	1,053,160	1,037,182
Due after ten years	2,822,361	2,806,259
Asset-backed securities	156,818	157,596
Commercial mortgage-backed securities	347,570	346,396
Residential mortgage-backed securities	88,862	89,063
Total fixed maturities, available-for-sale	$5,244,903	$5,199,595
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$234,617	$569,151	$833,562
Proceeds from maturities/prepayments	326,664	492,944	495,969
Gross investment gains from sales and maturities	1,370	44,458	94,262
Gross investment losses from sales and maturities	(11,000)	(9,956)	(10,475)
OTTI recognized in earnings(2)	(3,710)	(7,379)	(17,677)

(1)	Includes $(0.1) million, $(0.1) million and $(1.5) million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2018	2017
	(in thousands)
Credit loss impairments:
Balance, beginning of period	$4,374	$5,520
New credit loss impairments	0	424
Additional credit loss impairments on securities previously impaired	0	664
Increases due to the passage of time on previously recorded credit losses	539	106
Reductions for securities which matured, paid down, prepaid or were sold during the period	(2,000)	(1,909)
Reductions for securities impaired to fair value during the period(1)	(1,136)	(327)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(486)	(104)
Assets transferred to parent and affiliates	0	0
Balance, end of period	$1,291	$4,374

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Equity Securities
The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income (loss),” was $(2.8) million during the year ended December 31, 2018. The net change in unrealized gains (losses) from equity securities, still held at period end, recorded within "Other comprehensive income (loss)," was $2.0 million and $3.0 million during the years ended December 31, 2017 and 2016, respectively.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2018		December 31, 2017
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$362,811	29.9%	$356,694	32.9%
Hospitality	16,083	1.3	16,529	1.5
Industrial	263,999	21.8	180,619	16.7
Office	187,450	15.5	159,646	14.7
Other	131,961	10.9	99,119	9.1
Retail	193,473	16.0	205,367	18.9
Total commercial mortgage loans	1,155,777	95.4	1,017,974	93.8
Agricultural property loans	55,438	4.6	67,239	6.2
Total commercial mortgage and agricultural property loans by property type	1,211,215	100.0%	1,085,213	100.0%
Allowance for credit losses	(2,065)		(1,794)
Total commercial mortgage and other loans	$1,209,150		$1,083,419
As of December 31, 2018, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (21%), Texas (14%) and New York (7%)) and included loans secured by properties in Europe (5%), Australia (4%), and Mexico (2%).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2015	$2,587	$64	$2,651
Addition to (release of) allowance for credit losses	(1,074)	(19)	(1,093)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2016	$1,513	$45	$1,558
Addition to (release of) allowance for credit losses	215	21	236
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	$1,728	$66	$1,794
Addition to (release of) allowance for credit losses	298	(27)	271
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	$2,026	$39	$2,065
The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,026	39	2,065
Total ending balance(1)	$2,026	$39	$2,065
Recorded investment(2):
Individually evaluated for impairment	$0	$816	$816
Collectively evaluated for impairment	1,155,777	54,622	1,210,399
Total ending balance(1)	$1,155,777	$55,438	$1,211,215

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,728	66	1,794
Total ending balance(1)	$1,728	$66	$1,794
Recorded investment(2):
Individually evaluated for impairment	$2,316	$1,153	$3,469
Collectively evaluated for impairment	1,015,658	66,086	1,081,744
Total ending balance(1)	$1,017,974	$67,239	$1,085,213

(1)	As of December 31, 2017, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$696,507	$12,771	$80	$709,358
60%-69.99%	321,586	18,525	0	340,111
70%-79.99%	105,727	27,790	0	133,517
80% or greater	28,000	229	0	28,229
Total commercial mortgage and agricultural property loans	$1,151,820	$59,315	$80	$1,211,215

	December 31, 2017
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$606,846	$21,709	$705	$629,260
60%-69.99%	333,185	9,594	2,010	344,789
70%-79.99%	84,492	26,439	0	110,931
80% or greater	0	0	233	233
Total commercial mortgage and agricultural property loans	$1,024,523	$57,742	$2,948	$1,085,213
The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,155,777	$0	$0	$0	$1,155,777	$0
Agricultural property loans	55,438	0	0	0	55,438	0
Total	$1,211,215	$0	$0	$0	$1,211,215	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

	December 31, 2017
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,017,974	$0	$0	$0	$1,017,974	$0
Agricultural property loans	67,239	0	0	0	67,239	0
Total	$1,085,213	$0	$0	$0	$1,085,213	$0

(1)	As of December 31, 2017, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For the year ended December 31, 2018, there were $3 million of commercial mortgage and other loans acquired, other than those through direct origination. For the year ended December 31, 2017, there were no commercial mortgage and other loans acquired, other than those through direct origination. For the year ended December 31, 2018, there were no commercial mortgage and other loans sold. For the year ended December 31, 2017, there were $147 million of commercial mortgage and other loans sold.
Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
Company's investment in separate accounts	$40,126	$37,404
LPs/LLCs:
Equity method:
Private equity	149,164	123,957
Hedge funds	57,171	53,066
Real estate-related	10,251	7,040
Subtotal equity method	216,586	184,063
Fair value:
Private equity	60,118	35,686
Hedge funds	762	726
Real estate-related	9,024	5,186
Subtotal fair value(1)	69,904	41,598
Total LPs/LLCs	286,490	225,661
Derivative instruments	50,813	9
Total other invested assets(2)	$377,429	$263,074

(1)	As of December 31, 2017, $40.9 million was accounted for using the cost method.

(2)	Prior period amounts have been reclassified to conform to current period presentation. For additional information, see Note 2.

As of both December 31, 2018 and 2017, the Company had no significant equity method investments.

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities, available-for-sale	$220,942	$230,060	$242,351
Fixed maturities, trading	1,105	834	1,075
Equity securities, at fair value	885	884	977
Commercial mortgage and other loans	49,577	52,127	58,940
Policy loans	66,305	63,884	62,735
Short-term investments and cash equivalents	2,382	1,090	1,767
Other invested assets	2,256	23,518	29,512
Gross investment income	343,452	372,397	397,357
Less: investment expenses	(18,165)	(19,987)	(21,407)
Net investment income(1)	$325,287	$352,410	$375,950

(1)	Prior period amounts have been reclassified to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The carrying value of non-income producing assets included $3.1 million in fixed maturities as of December 31, 2018. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2018.
Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities(1)	$(13,340)	$27,123	$66,110
Equity securities(2)	0	(125)	(1,570)
Commercial mortgage and other loans	(271)	(337)	29,584
LPs/LLCs	849	(221)	(229)
Derivatives	(154,208)	(106,625)	664,533
Short-term investments and cash equivalents	(308)	(1)	21
Realized investment gains (losses), net	$(167,278)	$(80,186)	$758,449

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

(2)	Effective January 1, 2018, realized gains (losses) on equity securities are recorded within “Other income (loss).”
Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2018	2017	2016
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$(689)	$1,609	$4,883
Fixed maturity securities, available-for-sale—all other	(44,619)	279,749	59,755
Equity securities, available-for-sale(1)	0	2,368	366
Derivatives designated as cash flow hedges(2)	22,122	(17,678)	40,931
Affiliated notes	810	4,782	5,056
Other investments	5,055	3,588	1,441
Net unrealized gains (losses) on investments	$(17,321)	$274,418	$112,432

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Other income (loss).”

(2)	For more information on cash flow hedges, see Note 4.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2018 and 2017, the company had no repurchase agreements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2018			December 31, 2017
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$8,169	$0	$8,169	$0	$22,460	$22,460
Foreign government bonds	0	0	0	6,157	0	6,157
U.S. public corporate securities	628	0	628	4,074	0	4,074
Foreign public corporate securities	2,266	0	2,266	478	0	478
Total cash collateral for loaned securities(1)	$11,063	$0	$11,063	$10,709	$22,460	$33,169

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$10,836	$32,109
Total securities pledged	$10,836	$32,109
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$11,063	$33,169
Total liabilities supported by the pledged collateral	$11,063	$33,169
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2018 and 2017, the fair value of this collateral was $143 million and $148 million, respectively, none of which had either been sold or repledged.
As of December 31, 2018 and 2017, there were fixed maturities of $3.7 million and $3.8 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced names (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities) which may include guaranteed benefit features that are accounted for as embedded derivatives; related to these derivatives, the Company has entered into reinsurance agreements with both affiliated and unaffiliated parties. Effective April 1, 2016, the Company entered into reinsurance agreements (previously reinsured to Pruco Re) with affiliates, PALAC and Prudential Insurance. See Note 1 for additional information on the reinsurance agreements. Additionally, the Company has entered into a reinsurance agreement with an external counterparty, Union Hamilton Reinsurance, Ltd. ("Union Hamilton").
In regard to no-lapse guarantee provision on certain universal life products, the Company had reinsured a portion of it to an affiliate, UPARC, through June 30, 2017 and recaptured the reinsurance effective July 1, 2017. See Note 9 for additional information on the recapture.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral, and NPR.

	December 31, 2018			December 31, 2017
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$719,476	$38,333	$(16,638)	$649,905	$18,243	$(44,806)
Total Qualifying Hedges	$719,476	$38,333	$(16,638)	$649,905	$18,243	$(44,806)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$246,925	$15,665	$(3,174)	$246,925	$23,032	$0
Foreign Currency
Foreign Currency Forwards	23,043	277	(20)	16,320	0	(376)
Credit
Credit Default Swaps	756	0	(9)	1,594	0	(96)
Currency/Interest Rate
Foreign Currency Swaps	98,363	6,303	(2,109)	95,145	4,347	(5,600)
Equity
Equity Options	1,981,693	17,312	(4,912)	1,277,102	69,472	(23,500)
Total Non-Qualifying Hedges	$2,350,780	$39,557	$(10,224)	$1,637,086	$96,851	$(29,572)
Total Derivatives (1)	$3,070,256	$77,890	$(26,862)	$2,286,991	$115,094	$(74,378)

(1)	Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks.
The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $5,589 million and $5,453 million as of December 31, 2018 and December 31, 2017, respectively. The fair value of the related reinsurance recoverables, included in "Reinsurance recoverables" or "Other liabilities" was an asset of $5,600 million and $5,458 million as of December 31, 2018 and December 31, 2017, respectively. Of these reinsurance recoverables, the fair value related to the living benefits guarantee from PALAC and Prudential Insurance was an asset of $5,585 million and $5,445 million and the fair value related to the Prudential Premier® Retirement Variable Annuity with Highest Daily Lifetime Income ("HDI") v.3.0 from Union Hamilton Reinsurance, Ltd. ("Union Hamilton"), an external counterparty, was a net asset of $15 million and $13 million of December 31, 2018 and December 31, 2017, respectively. See Note 9 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives, included in "Policyholders' account balances," was a net liability of $13 million and $47 million as of December 31, 2018 and December 31, 2017, respectively. There were no related reinsurance recoverables at each respective period.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$77,887	$(27,078)	$50,809	$(7,307)	$43,502
Securities purchased under agreements to resell	143,000	0	143,000	(143,000)	0
Total Assets	$220,887	$(27,078)	$193,809	$(150,307)	$43,502
Offsetting of Financial Liabilities:
Derivatives(1)	$26,862	$(26,862)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$26,862	$(26,862)	$0	$0	$0

	December 31, 2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$115,086	$(115,086)	$0	$0	$0
Securities purchased under agreements to resell	148,000	0	148,000	(148,000)	0
Total Assets	$263,086	$(115,086)	$148,000	$(148,000)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$74,378	$(69,718)	$4,660	$(245)	$4,415
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$74,378	$(69,718)	$4,660	$(245)	$4,415

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2018
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,819	$10,066	$39,801
Total cash flow hedges	0	6,819	10,066	39,801
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(7,688)	0	0	0
Currency	1,475	0	0	0
Currency/Interest Rate	5,398	0	44	0
Credit	(2)	0	0	0
Equity	(27,212)	0	0	0
Embedded Derivatives	(126,179)	0	0	0
Total non-qualifying hedges	(154,208)	0	44	0
Total	$(154,208)	$6,819	$10,110	$39,801

	Year Ended December 31, 2017
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,071	$(8,234)	$(58,609)
Total cash flow hedges	0	6,071	(8,234)	(58,609)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,565)	0	0	0
Currency	(1,316)	0	0	0
Currency/Interest Rate	(7,245)	0	(71)	0
Credit	(46)	0	0	0
Equity	30,466	0	0	0
Embedded Derivatives	(126,919)	0	0	0
Total non-qualifying hedges	(106,625)	0	(71)	0
Total	$(106,625)	$6,071	$(8,305)	$(58,609)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$4,055	$1,638	$(7,340)
Total cash flow hedges	0	4,055	1,638	(7,340)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	186,419	0	0	0
Currency	1,657	0	0	0
Currency/Interest Rate	8,960	0	(15)	0
Credit	(535)	0	0	0
Equity	350	0	0	0
Embedded Derivatives	467,682	0	0	0
Total non-qualifying hedges	664,533	0	(15)	0
Total	$664,533	$4,055	$1,623	$(7,340)

(1)	Amounts deferred in AOCI.
For the years ended December 31, 2018, 2017 and 2016, the ineffective portion of derivatives accounted for using hedge accounting was de minimis to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2015	$48,271
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	575
Amount reclassified into current period earnings	(7,915)
Balance, December 31, 2016	40,931
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2017	(59,712)
Amount reclassified into current period earnings	1,103
Balance, December 31, 2017	(17,678)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2018	55,689
Amount reclassified into current period earnings	(15,889)
Balance, December 31, 2018	$22,122
The changes in fair value of cash flow hedges are deferred in AOCI and are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2018 values, it is estimated that a pre-tax gain of $7 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2019, offset by amounts pertaining to the hedged items.

The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Derivatives
The Company has no exposure from credit derivative positions where it has written credit protection as of December 31, 2018 and 2017.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $1 million and $2 million reported at fair value as a liability of $0.0 million and $0.1 million as of December 31, 2018 and 2017, respectively.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.

5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, short-term investments and equity securities that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$47,654	$29,816	$0	$77,470
Obligations of U.S. states and their political subdivisions	0	622,758	0	0	622,758
Foreign government bonds	0	201,947	0	0	201,947
U.S. corporate public securities	0	1,731,623	2	0	1,731,625
U.S. corporate private securities	0	838,497	44,841	0	883,338
Foreign corporate public securities	0	262,023	0	0	262,023
Foreign corporate private securities	0	815,634	11,745	0	827,379
Asset-backed securities(2)	0	151,040	6,556	0	157,596
Commercial mortgage-backed securities	0	346,396	0	0	346,396
Residential mortgage-backed securities	0	89,063	0	0	89,063
Subtotal	0	5,106,635	92,960	0	5,199,595
Fixed maturities, trading	0	41,627	0	0	41,627
Equity securities	131	20,794	15,997	0	36,922
Short-term investments	0	0	0	0	0
Cash equivalents	69,903	147,043	0	0	216,946
Other invested assets(3)	0	77,886	4	(27,078)	50,812
Reinsurance recoverables	0	0	5,600,008	0	5,600,008
Receivables from parent and affiliates	0	125,381	9,261	0	134,642
Subtotal excluding separate account assets	70,034	5,519,366	5,718,230	(27,078)	11,280,552
Separate account assets(4)(5)	0	114,947,872	0	0	114,947,872
Total assets	$70,034	$120,467,238	$5,718,230	$(27,078)	$126,228,424
Future policy benefits(6)	$0	$0	$5,588,840	$0	$5,588,840
Policyholders' account balances	0	0	13,015	0	13,015
Payables to parent and affiliates	0	26,862	0	(26,862)	0
Total liabilities	$0	$26,862	$5,601,855	$(26,862)	$5,601,855

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2017
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$80,611	$19,204	$0	$99,815
Obligations of U.S. states and their political subdivisions	0	635,458	0	0	635,458
Foreign government bonds	0	134,924	174	0	135,098
U.S. corporate public securities	0	1,779,935	1,154	0	1,781,089
U.S. corporate private securities	0	901,080	60,158	0	961,238
Foreign corporate public securities	0	182,243	209	0	182,452
Foreign corporate private securities	0	837,766	13,900	0	851,666
Asset-backed securities(2)	0	71,400	111,028	0	182,428
Commercial mortgage-backed securities	0	322,832	0	0	322,832
Residential mortgage-backed securities	0	71,226	0	0	71,226
Subtotal	0	5,017,475	205,827	0	5,223,302
Fixed maturities, trading(7)	0	38,793	0	0	38,793
Equity securities(7)	94	22,991	17,525	0	40,610
Short-term investments	0	0	1,339	0	1,339
Cash equivalents	0	28,007	0	0	28,007
Other invested assets(3)(7)	0	115,094	0	(115,086)	8
Reinsurance recoverables	0	0	5,457,649	0	5,457,649
Receivables from parent and affiliates	0	132,571	0	0	132,571
Subtotal excluding separate account assets	94	5,354,931	5,682,340	(115,086)	10,922,279
Separate account assets(4)(5)	0	125,543,035	0	0	125,543,035
Total assets	$94	$130,897,966	$5,682,340	$(115,086)	$136,465,314
Future policy benefits(6)	$0	$0	$5,452,583	$0	$5,452,583
Policyholders' account balances	0	0	46,651	0	46,651
Payables to parent and affiliates	0	74,378	0	(69,718)	4,660
Total liabilities	$0	$74,378	$5,499,234	$(69,718)	$5,503,894

(1)
“Netting” amounts represent cash collateral of $0.2 million and $45.4 million as of December 31, 2018 and 2017, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)	Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2018 and 2017 , the fair values of such investments were $70 million and $0.7 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Consolidated Statements of Financial Position.

(5)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2018 and 2017, the fair value of such investments was $4,130 million and $4,113 million, respectively.

(6)
As of December 31, 2018, the net embedded derivative liability position of $5,589 million includes $633 million of embedded derivatives in an asset position and $6,222 million of embedded derivatives in a liability position. As of December 31, 2017, the net embedded derivative liability position of $5,453 million includes $823 million of embedded derivatives in an asset position and $6,276 million of embedded derivatives in a liability position.

(7)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2018 and 2017, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds, and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
The Company also had an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (see Note 9). Under this agreement, the Company paid a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk was accounted for as an embedded derivative which was included in “Reinsurance recoverables” as of December 31, 2017. The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that are attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative included capital market assumptions, such as interest rates, estimated NPR of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates. Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting.
Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the London Inter-Bank Offered Rate ("LIBOR") swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.
Policyholders' Account Balances - The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described above under "Derivative Instruments".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$31,503	Discounted cash flow	Discount rate	7.00%	20.00%	10.21%	Decrease
		Liquidation	Liquidation value	40.71%	40.71%	40.71%	Increase
Reinsurance recoverables	$5,600,008	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$5,588,840	Discounted cash flow	Lapse rate(4)	1%	13%		Decrease
			Spread over LIBOR(5)	0.36%	1.60%		Decrease
			Utilization rate(6)	50%	97%		Increase
			Withdrawal rate	See table footnote (7) below
			Mortality rate(8)	0%	15%		Decrease
			Equity volatility curve	18%	22%		Increase

	As of December 31, 2017
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$36,966	Discounted cash flow	Discount rate	5.06%	22.23%	7.33%	Decrease
		Liquidation	Liquidation value	25.00%	25.00%	25.00%	Increase
Reinsurance recoverables	$5,457,649	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$5,452,583	Discounted cash flow	Lapse rate(4)	1%	12%		Decrease
			Spread over LIBOR(5)	0.12%	1.10%		Decrease
			Utilization rate(6)	52%	97%		Increase
			Withdrawal rate	See table footnote (7) below
			Mortality rate(8)	0%	14%		Decrease
			Equity volatility curve	13%	24%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities, available-for-sale.

(3)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(4)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(5)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect our estimates of rates that a market participant would use to value the living benefit contracts in both the accumulation and payout phases. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because both funding agreements and living benefit contracts are insurance liabilities and are therefore senior to debt.

(6)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(7)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2018 and 2017, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(8)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 50 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate. During the second quarter of 2018, $81 million of investments in collateralized loan obligations (“CLOs”) reported as “Asset-backed securities” were transferred from Level 3 to Level 2 as market activity, liquidity and overall observability of valuation inputs of CLOs have increased.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$19,204	$0	$10,679	$(67)	$0	$0	$0	$0	$0	$29,816	$0
Foreign government	0	(15)	0	0	0	0	174	0	(159)	0	0
Corporate securities(4)	75,421	(6,642)	13,573	(215)	0	(39,459)	15	18,877	(4,982)	56,588	(1,944)
Structured securities(5)	111,028	(540)	31,067	(10,844)	0	(10,216)	0	13,513	(127,452)	6,556	0
Other assets:
Equity securities	17,525	(1,453)	0	(75)	0	0	0	0	0	15,997	(1,453)
Other invested assets	0	(5)	0	0	0	0	0	18	(9)	4	(5)
Short-term investments	1,339	(47)	11,106	(73)	0	(12,311)	(14)	0	0	0	(19)
Cash equivalents	0	(256)	4,987	(465)	0	(4,266)	0	0	0	0	0
Reinsurance recoverables	5,457,649	(782,025)	924,384	0	0	0	0	0	0	5,600,008	(573,853)
Receivables from parent and affiliates	0	47	9,719	0	0	(525)	0	6,551	(6,531)	9,261	0
Liabilities:
Future policy benefits	(5,452,583)	780,261	0	0	(916,518)	0	0	0	0	(5,588,840)	572,088
Policyholders' account balances	(46,651)	24,405	0	0	0	9,231	0	0	0	(13,015)	24,405

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(1,600)	$0	$(6,015)	$418	$(1,944)	$0
Other assets:
Equity securities	0	(1,453)	0	0	0	(1,453)
Other invested assets	(5)	0	0	0	(5)	0
Short-term investments	(47)	0	0	0	(19)	0
Cash equivalents	(256)	0	0	0	0	0
Reinsurance recoverables	(782,025)	0	0	0	(573,853)	0
Receivables from parent and affiliates	0	0	(20)	67	0	0
Liabilities:
Future policy benefits	780,261	0	0	0	572,088	0
Policyholders' account balances	24,405	0	0	0	24,405	0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017(7)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$0	$0	$15,634	$0	$0	$0	$3,570	$0	$0	$19,204	$0
Foreign government	0	0	0	0	0	0	0	0	0	0	0
Corporate securities(4)	102,556	(450)	18,022	(52,287)	0	(24,770)	(3,582)	42,125	(6,193)	75,421	(2,736)
Structured securities(5)	19,856	1,133	110,224	(7,471)	0	(55,372)	0	78,159	(35,501)	111,028	0
Other assets:
Equity securities(6)	15,845	1,669	0	0	0	0	11	0	0	17,525	2,345
Other invested assets(6)	0	0	0	0	0	0	0	16	(16)	0	0
Short-term investments	0	0	8,425	(1)	0	(7,085)	0	0	0	1,339	0
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Reinsurance recoverables	5,474,263	(158,623)	902,110	0	0	0	(760,101)	0	0	5,457,649	(315,998)
Receivables from parent and affiliates	6,493	0	0	0	0	0	0	0	(6,493)	0	0
Liabilities:
Future policy benefits	(5,041,007)	463,432	0	0	(875,008)	0	0	0	0	(5,452,583)	313,532
Policyholders' account balances	(20,337)	(30,991)	0	0	0	4,677	0	0	0	(46,651)	(30,991)

	Year Ended December 31, 2017(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$2,001	$0	$(1,588)	$270	$(2,736)	$0
Other assets:
Equity securities(6)	1,707	0	(38)	0	0	2,345
Other invested assets(6)	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(158,623)	0	0	0	(315,998)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	463,432	0	0	0	313,532	0
Policyholders' account balances	(30,991)	0	0	0	(30,991)	0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2016, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2016.

	Year Ended December 31, 2016(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(1,168)	$(32)	$(860)	$203	$(1,938)	$0
Other assets:
Equity securities(6)	0	192	(90)	0	0	(769)
Other invested assets(6)	0	0	0	(67)	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(281,009)	0	0	0	4,326,977	0
Receivables from parent and affiliates	(13)	0	16	0	0	0
Liabilities:
Future policy benefits	975,823	0	0	0	866,386	0
Policyholders' account balances	(8,463)	0	0	0	(8,463)	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)
Other, except for Reinsurance recoverables, primarily represents reclassifications of certain assets and liabilities between reporting categories. Other for Reinsurance recoverables for the year ended December 31, 2017, represents the Company's recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC and the discontinuation of embedded derivative accounting, effective July 1, 2017.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)
Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities. Prior period amounts were aggregated to conform to current period presentation.

(5)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities. Prior period amounts were aggregated to conform to current period presentation.

(6)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

(7)	Prior period amounts have been updated to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2018(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,214,350	$1,214,350	$1,209,150
Policy loans	0	0	1,236,077	1,236,077	1,236,077
Cash and cash equivalents	56,894	143,000	0	199,894	199,894
Accrued investment income	0	88,278	0	88,278	88,278
Receivables from parent and affiliates	0	154,938	0	154,938	154,938
Other assets	0	28,950	0	28,950	28,950
Total assets	$56,894	$415,166	$2,450,427	$2,922,487	$2,917,287
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,206,747	$272,322	$1,479,069	$1,486,929
Cash collateral for loaned securities	0	11,063	0	11,063	11,063
Payables to parent and affiliates	0	229,345	0	229,345	229,345
Other liabilities	0	372,997	0	372,997	372,997
Total liabilities	$0	$1,820,152	$272,322	$2,092,474	$2,100,334

	December 31, 2017(1)
	Fair Value				Carrying Amount (2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,111,625	$1,111,625	$1,083,419
Policy loans	0	0	1,161,101	1,161,101	1,161,101
Cash and cash equivalents	36,562	148,000	0	184,562	184,562
Accrued investment income	0	82,341	0	82,341	82,341
Receivables from parent and affiliates	0	167,545	0	167,545	167,545
Other assets	0	50,407	0	50,407	50,407
Total assets	$36,562	$448,293	$2,272,726	$2,757,581	$2,729,375
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,178,583	$276,435	$1,455,018	$1,458,599
Cash collateral for loaned securities	0	33,169	0	33,169	33,169
Payables to parent and affiliates	0	223,550	0	223,550	223,550
Other liabilities	0	362,592	0	362,592	362,592
Total liabilities	$0	$1,797,894	$276,435	$2,074,329	$2,077,910

(1)
The information presented as of December 31, 2017, excludes certain hedge funds, private equity funds and other funds that were accounted for using the cost method and for which the fair value was measured at NAV per share (or its equivalent) as a practical expedient. The fair value and the carrying value of these cost method investments were $49 million and $41 million, respectively. Due to the adoption of ASU 2016-01 effective January 1, 2018, these assets are carried at fair value at each reporting date with changes in fair value reported in “Other income.” Therefore, as of December 31, 2018, these assets are excluded from this table but are reported in the fair value recurring measurement table.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(2)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as reinsurance recoverables, unsettled trades and accounts receivable.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2018	2017	2016
	(in thousands)
Balance, beginning of year	$1,376,211	$1,341,093	$5,129,931
Capitalization of commissions, sales and issue expenses	346,885	278,892	316,828
Amortization-Impact of assumption and experience unlocking and true-ups	(54,772)	(16,140)	130,652
Amortization-All other	(81,054)	(78,867)	(758,753)
Change in unrealized investment gains and losses	26,652	(5,363)	(28,723)
Other(1)	0	(143,404)	(3,448,842)
Balance, end of year	$1,613,922	$1,376,211	$1,341,093

(1)
Represents ceded DAC upon reinsurance agreements with Gibraltar Universal Life Reinsurance Company ("GUL Re") in 2017 and PALAC and Prudential Insurance in 2016. See Note 1 and Note 9 for additional information.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2018	2017
	(in thousands)
Life insurance – domestic	$11,831,419	$11,112,825
Life insurance – Taiwan	1,408,598	1,400,050
Individual and group annuities and supplementary contracts	609,457	565,971
Other contract liabilities	5,626,920	5,482,704
Total future policy benefits	$19,476,394	$18,561,550
Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic and Taiwanese individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwanese reserves.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 14.8%, with approximately less than 1.0% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 3.1% to 4.4%. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration life and annuity contracts.
Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2018	2017
	(in thousands)
Interest-sensitive life contracts	$17,167,713	$15,460,543
Individual annuities	3,444,327	3,132,751
Guaranteed interest accounts	240,886	264,239
Other	1,206,766	1,178,601
Total policyholders’ account balances	$22,059,692	$20,036,134
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.8% to 4.5% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 5.3%. Interest crediting rates range from 0.5% to 8.0% for other.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2018 and 2017, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2018		December 31, 2017
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$87,412,536	N/A	$94,605,484	N/A
Net amount at risk	$656,027	N/A	$23,143	N/A
Average attained age of contractholders	66 years	N/A	65 years	N/A
Minimum return or contract value
Account value	$18,574,416	$97,055,710	$21,331,358	$105,887,964
Net amount at risk	$3,186,237	$4,510,250	$1,309,080	$1,729,783
Average attained age of contractholders	70 years	67 years	69 years	66 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Balances are gross of reinsurance.

(2)	Includes income and withdrawal benefits.

	December 31, 2018	December 31, 2017

	In the Event of Death(1)(2)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$3,301,084	$3,496,913
General account value	$8,224,464	$7,209,522
Net amount at risk	$144,225,578	$135,077,843
Average attained age of contractholders	55 years	55 years

(1)	Balances are gross of reinsurance.

(2)	Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PAR U.
Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2018	December 31, 2017(1)
	(in thousands)
Equity funds	$56,191,438	$65,755,874
Bond funds	44,794,947	44,672,897
Money market funds	1,610,279	2,415,670
Total	$102,596,664	$112,844,441

(1)	Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $3.4 billion at December 31, 2018 and $3.1 billion at December 31, 2017 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2018, 2017 and 2016 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP. Additionally, the Company externally reinsures the guaranteed benefit features associated with certain contracts. See Note 9 for further information regarding the external reinsurance arrangement.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity
	(in thousands)
Balance at December 31, 2015	$376,894	$3,245,821	$30,618	$5,205,435	$8,858,768
Incurred guarantee benefits(1)	48,832	746,130	(1,693)	(164,427)	628,842
Paid guarantee benefits	(38,661)	(35,894)	(1,892)	0	(76,447)
Change in unrealized investment gains and losses	928	102,124	5	0	103,057
Balance at December 31, 2016	387,993	4,058,181	27,038	5,041,008	9,514,220
Incurred guarantee benefits(1)	16,999	808,834	(8,653)	411,575	1,228,755
Paid guarantee benefits	(25,942)	(14,642)	(1,377)	0	(41,961)
Change in unrealized investment gains and losses	11,288	144,937	123	0	156,348
Balance at December 31, 2017	390,338	4,997,310	17,131	5,452,583	10,857,362
Incurred guarantee benefits(1)	71,467	717,444	1,889	136,256	927,056
Paid guarantee benefits	(35,800)	(76,944)	(2,032)	0	(114,776)
Change in unrealized investment gains and losses	(14,437)	(405,956)	(178)	0	(420,571)
Balance at December 31, 2018	$411,568	$5,231,854	$16,810	$5,588,839	$11,249,071

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the guaranteed death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

Sales Inducements
(in thousands)
Balance at December 31, 2015	$684,844
Capitalization	932
Amortization-Impact of assumption and experience unlocking and true-ups	11,817
Amortization-All other	(144,670)
Change in unrealized investment gains (losses)	(2,802)
Other(1)	(550,121)
Balance at December 31, 2016	0

(1)	Represents ceded DSI upon reinsurance agreements with PALAC and Prudential Insurance in 2016. See Note 1 and Note 9 for additional information.

There were no deferred sales inducements balances at December 31, 2018 and 2017 because they were fully ceded.
9. REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), PAR U, Prudential Universal Reinsurance Company ("PURC"), Prudential Term Reinsurance Company (“Term Re”), PALAC, GUL Re, DART, its parent company Prudential Insurance, as well as third parties, and participated in reinsurance with its affiliate Pruco Re through March 31, 2016 and its affiliate UPARC through June 30, 2017. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, facilitate the Company's capital market hedging program, and align accounting methodology for the assets and liabilities of living benefit guarantees contained in annuities contracts. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Through June 30, 2017, the Company had an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. See below for additional information on the change effective July 1, 2017 related to the recapture of the no-lapse guarantee risks that were previously reinsured to UPARC. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2018	2017(1)
	(in thousands)
Reinsurance recoverables	$34,682,127	$32,521,264
Policy loans	(130,502)	(124,843)
Deferred policy acquisition costs	(7,267,847)	(6,832,729)
Deferred sales inducements	(562,052)	(638,065)
Other assets(2)	185,573	205,430
Policyholders’ account balances	5,004,112	5,004,885
Future policy benefits	3,376,048	3,301,841
Other liabilities(3)	621,856	605,155

(1)
Prior period amounts in the table above have been revised to correct previously reported numbers. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revision.

(2)	"Other assets" includes $0.1 million of unaffiliated activity as of both December 31, 2018 and 2017.

(3)	"Other liabilities" includes $27 million and $73 million of unaffiliated activity as of December 31, 2018 and 2017, respectively.
The reinsurance recoverables by counterparty are broken out below:

	December 31, 2018	December 31, 2017
	(in thousands)
PAR U	$11,444,032	$11,111,272
PALAC	8,828,190	8,388,988
PURC	4,127,455	3,577,962
PARCC	2,527,690	2,546,673
GUL Re	2,017,810	1,772,950
PAR Term	1,678,745	1,559,618
Prudential of Taiwan	1,414,669	1,406,686
Term Re	1,259,141	966,509
Prudential Insurance(1)	1,226,917	1,118,004
DART	119,946	0
Unaffiliated	37,532	72,602
Total reinsurance recoverables	$34,682,127	$32,521,264

(1)
Prior period amounts in the table above have been revised to correct previously reported numbers. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revision.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2018	2017(8)	2016(8)
	(in thousands)
Premiums:
Direct	$1,807,809	$1,720,896	$1,621,531
Assumed(1)	230	194	359
Ceded(2)	(1,757,231)	(1,666,384)	(2,447,832)
Net premiums	50,808	54,706	(825,942)
Policy charges and fee income:
Direct	3,248,574	3,459,134	2,804,446
Assumed	497,751	473,573	533,648
Ceded(3)	(3,212,998)	(3,657,014)	(2,550,899)
Net policy charges and fee income	533,327	275,693	787,195
Net investment income:
Direct	330,058	356,291	378,969
Assumed	1,581	1,484	1,411
Ceded	(6,352)	(5,365)	(4,430)
Net investment income	325,287	352,410	375,950
Asset administration fees:
Direct	346,727	340,461	310,178
Assumed	0	0	0
Ceded	(332,359)	(322,868)	(225,735)
Net asset administration fees	14,368	17,593	84,443
Other income:
Direct	68,931	62,830	50,475
Assumed(4)	96	390	(161)
Ceded	(55)	(77)	21
Amortization of reinsurance income	3,992	4,606	(19,228)
Net other income	72,964	67,749	31,107
Realized investment gains (losses), net:
Direct	769,114	478,117	1,263,088
Assumed	0	0	0
Ceded(5)	(936,392)	(558,303)	(504,639)
Realized investment gains (losses), net	(167,278)	(80,186)	758,449
Policyholders’ benefits (including change in reserves):
Direct	2,647,574	2,436,537	2,440,897
Assumed(6)	599,589	584,909	596,196
Ceded(7)	(3,097,664)	(3,039,862)	(3,312,658)
Net policyholders’ benefits (including change in reserves)	149,499	(18,416)	(275,565)
Interest credited to policyholders’ account balances:
Direct	499,458	350,262	413,328
Assumed	141,307	135,123	131,953
Ceded	(468,772)	(316,994)	(244,061)
Net interest credited to policyholders’ account balances	171,993	168,391	301,220
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	(1,587,360)	(1,302,020)	(840,010)

(1)	"Premiums assumed" includes $0.2 million, $0.2 million and $0.4 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(2)	"Premiums ceded" includes $(0.2) million, $0.0 million and $0.0 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(3)	"Policy charges ceded" includes $(20) million, $(8) million and $(4) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(4)	"Other income assumed" includes $0.1 million, $0.4 million and $(0.2) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(5)	"Realized investment gains (losses), net ceded" includes $(34) million, $(20) million and $(30) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(6)
"Policyholders' benefits (including change in reserves) assumed" includes $0.0 million, $0.4 million and $0.0 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(7)
"Policyholders' benefits (including change in reserves) ceded" includes $(10) million, $4 million and $5 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(8)
Prior period amounts in the table above have been revised to correct previously reported numbers. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revision.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2018	2017	2016
	(in thousands)
Direct gross life insurance face amount in force	$936,489,617	$882,333,743	$827,832,976
Assumed gross life insurance face amount in force	40,811,929	41,782,959	42,566,514
Reinsurance ceded	(901,709,295)	(854,053,110)	(805,796,078)
Net life insurance face amount in force	$75,592,251	$70,063,592	$64,603,412
Information regarding significant affiliated reinsurance agreements is described below.
PAR U
Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates prior to January 1, 2011.
Effective July 1, 2012, PLNJ reinsures an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, excluding those policies that are subject to principles-based reserving.
On January 2, 2013, Pruco Life began to assume Guaranteed Universal Life ("GUL") business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.
PALAC
Effective April 1, 2016, the Company entered into a reinsurance agreement with PALAC, to reinsure its variable annuity base contracts, along with the living benefit guarantees, excluding business reinsured externally, and the PLNJ business, which was reinsured to Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.
PURC
Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as certain of its universal policies, with effective dates from January 1, 2011 through December 31, 2013 with PURC and 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates from January 1, 2014 through December 31, 2016.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
GUL Re
Effective January 1, 2017, Pruco Life entered into an automatic coinsurance agreement with GUL Re to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates on or after January 1, 2017, excluding those policies that are subject to principles-based reserving.
Effective July 1, 2017, Pruco Life amended this agreement to include 30% of Universal Protector policies having no-lapse guarantees as well as certain of its universal policies with effective dates prior to January 1, 2014.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

PAR Term
The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Prudential of Taiwan
On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwanese branch, including its Taiwanese insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.
The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014, through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement has been terminated for certain new business, primarily Universal Life insurance policies. Effective July 1, 2017, the Company reinsures a portion of the mortality risk directly to third-party reinsurers and retains all of the non-reinsured portion of the mortality risk.
On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Financial Services Group, Inc. ("Hartford Financial"). The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. In May 2018, Hartford Financial sold a group of operating subsidiaries, which includes two of Prudential Insurance's counterparties to these reinsurance arrangements. There is no impact to the terms, rights or obligations of Prudential Insurance, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties. Similarly, there is no impact to the Company's reinsurance arrangements with respect to such GUL business as a result of this change in control.
The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.
Effective April 1, 2016, PLNJ entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. See Note 1 for additional information related to the Variable Annuities Recapture.
DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018.
UPARC
Through June 30, 2017, Pruco Life reinsured Universal Protector policies having no-lapse guarantees with effective dates through December 31, 2013 with UPARC. UPARC reinsured an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.
Effective July 1, 2017, Pruco Life recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and subsequently included these risks as part of the business ceded to GUL Re under the amended coinsurance agreement on that date. As part of the recapture, the Company received invested assets of $557 million as consideration from UPARC and unwound the associated reinsurance recoverable of $760 million. As a result, the Company recognized a loss of $203 million immediately.
Pruco Re
Through March 31, 2016, the Company, including its wholly-owned subsidiary PLNJ, entered into various automatic coinsurance agreements with Pruco Re to reinsure its living benefit guarantees sold on certain of its annuities. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Information regarding significant third-party reinsurance arrangements is described below.
Union Hamilton
Between April 1, 2015 and December 31, 2016, the Company, excluding its subsidiary, reinsured approximately 50% of the new business related to "highest daily" living benefits rider guarantees on HDI v.3.0 product, available with Prudential Premier Retirement Variable Annuity, to Union Hamilton. During that time period, the Company ceded approximately $2.9 billion of new rider premiums to Union Hamilton under this agreement. This reinsurance remains in force for the duration of the underlying annuity contracts. New sales of HDI v.3.0 subsequent to December 31, 2016 are not covered by this external reinsurance agreement. As of December 31, 2018, $2.9 billion of HDI v.3.0 account values are reinsured to Union Hamilton.
10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$36,739	$(52,502)	$(99,443)
State and local	0	0	49
Total	36,739	(52,502)	(99,394)
Deferred tax expense (benefit):
U.S. Federal	(89,380)	(104,326)	30,902
Total	(89,380)	(104,326)	30,902
Total income tax expense (benefit)	(52,641)	(156,828)	(68,492)
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	(55,174)	43,372	3,322
Additional paid-in capital	0	824	587
Total income tax expense (benefit)	$(107,815)	$(112,632)	$(64,583)
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% and applicable for 2018 and 35% applicable for the periods prior to 2018, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Expected federal income tax expense	$12,136	$60,007	$117,849
Non-taxable investment income	(49,845)	(157,408)	(146,324)
Tax credits	(40,272)	(29,506)	(30,916)
Domestic production activities deduction, net	0	(10,447)	(9,488)
Changes in tax law	3,618	(20,165)	0
Settlements with taxing authorities	20,984	0	0
Other	738	691	387
Reported income tax expense (benefit)	$(52,641)	$(156,828)	$(68,492)
Effective tax rate	(91.1)%	(91.5)%	(20.3)%
The effective tax rate is the ratio of “Total income tax expense (benefit)” divided by “Income (loss) from operations before income taxes and equity in earnings of operating joint venture.” The Company’s effective tax rate for fiscal years 2018, 2017 and 2016 was (91.1)%, (91.5)% and (20.3)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2018 and 35% applicable for the periods prior to 2018, and the Company’s effective tax rate during the periods presented:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $20 million tax benefit in “Total income tax expense (benefit)” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017 which is inclusive of the impacts to prior periods due to the revision as discussed in Note 16. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $1 million increase in income tax benefit for a total of $21 million recognized from the reduction in net deferred tax liabilities to reflect the reduction in the U.S. tax rate from 35% to 21%.

2018 Industry Issue Resolution ("IIR") - In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an acceleration of taxable income for the Company’s 2017 tax return for which the tax expense was calculated at 35% and an increase in future tax deduction for the same amount to be realized at 21% netting to a $5 million increase to income tax expense.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $47 million of the total $50 million of 2018 non-taxable investment income, $155 million of the total $157 million of 2017 non-taxable investment income, and $142 million of the total $146 million of 2016 non-taxable investment income. The DRD for the current period was estimated using information from 2017, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2018	2017
	(in thousands)
Deferred tax assets:
Insurance reserves	$245,488	$171,504
Investments	8,283	0
Other	1,897	0
Deferred tax assets	255,668	171,504
Deferred tax liabilities:
Deferred policy acquisition costs	55,030	39,501
Net unrealized gains on securities	0	61,294
Investments	95,294	100,269
Other	0	7,944
Deferred tax liabilities	150,324	209,008
Net deferred tax asset (liability)	$105,344	$(37,504)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2018 and 2017. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s “Income (loss) from operations before income taxes and equity in earnings of operating joint venture” includes income from domestic operations of $58 million, $170 million and $321 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2018	2017	2016
	(in thousands)
Balance at January 1,	$30,196	$9,488	$0
Increases in unrecognized tax benefits-prior years	0	12,373	4,744
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	0	8,335	4,744
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	(30,196)	0	0
Balance at December 31,	$0	$30,196	$9,488
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$0	$30,196	$9,488
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2018, the Company remains subject to examination in the U.S. for tax years 2015 through 2017.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax return is filed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

11. EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Consolidated Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2015	$(397)	$65,202	$64,805
Change in OCI before reclassifications	(8)	74,040	74,032
Amounts reclassified from AOCI	0	(64,540)	(64,540)
Income tax benefit (expense)	3	(3,325)	(3,322)
Balance, December 31, 2016	$(402)	$71,377	$70,975
Change in OCI before reclassifications	259	164,482	164,741
Amounts reclassified from AOCI	0	(26,998)	(26,998)
Income tax benefit (expense)	(91)	(43,281)	(43,372)
Balance, December 31, 2017	$(234)	$165,580	$165,346
Change in OCI before reclassifications	(17,745)	(257,432)	(275,177)
Amounts reclassified from AOCI	0	(2,549)	(2,549)
Income tax benefit (expense)	581	54,593	55,174
Cumulative effect of adoption of ASU 2016-01	0	(1,539)	(1,539)
Cumulative effect of adoption of ASU 2018-02	(50)	30,499	30,449
Balance, December 31, 2018	$(17,448)	$(10,848)	$(28,296)

(1)	Includes cash flow hedges of $22 million, $(18) million, and $41 million as of December 31, 2018, 2017 and 2016, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$15,889	$(1,103)	$7,915
Net unrealized investment gains (losses) on available-for-sale securities(4)	(13,340)	28,101	56,625
Total net unrealized investment gains (losses)	2,549	26,998	64,540
Total reclassifications for the period	$2,549	$26,998	$64,540

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other invested assets and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2015	$5,196	$(1,305)	$1,069	$(1,767)	$3,193
Net investment gains (losses) on investments arising during the period	1,238	0	0	(433)	805
Reclassification adjustment for (gains) losses included in net income	(1,107)	0	0	387	(720)
Reclassification adjustment for OTTI losses excluded from net income(1)	(444)	0	0	155	(289)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	393	0	(138)	255
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(437)	153	(284)
Balance, December 31, 2016	$4,883	$(912)	$632	$(1,643)	$2,960
Net investment gains (losses) on investments arising during the period	375	0	0	(119)	256
Reclassification adjustment for (gains) losses included in net income	(3,699)	0	0	1,171	(2,528)
Reclassification adjustment for OTTI losses excluded from net income(1)	50	0	0	(16)	34
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	813	0	(289)	524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(610)	214	(396)
Balance, December 31, 2017	$1,609	$(99)	$22	$(682)	$850
Net investment gains (losses) on investments arising during the period	(2,150)	0	0	451	(1,699)
Reclassification adjustment for (gains) losses included in net income	(20)	0	0	4	(16)
Reclassification adjustment for OTTI losses excluded from net income(1)	(128)	0	0	27	(101)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(53)	0	11	(42)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	15	(3)	12
Balance, December 31, 2018	$(689)	$(152)	$37	$(192)	$(996)

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(3)	"Other liabilities" primarily includes reinsurance payables.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2015	$111,837	$(96,620)	$80,015	$(33,223)	$62,009
Net investment gains (losses) on investments arising during the period	(70,379)	0	0	24,633	(45,746)
Reclassification adjustment for (gains) losses included in net income	65,647	0	0	(22,976)	42,671
Reclassification adjustment for OTTI losses excluded from net income(1)	444	0	0	(155)	289
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(132)	0	46	(86)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	14,276	(4,996)	9,280
Balance, December 31, 2016	$107,549	$(96,752)	$94,291	$(36,671)	$68,417
Net investment gains (losses) on investments arising during the period	134,613	0	0	(42,628)	91,985
Reclassification adjustment for (gains) losses included in net income	30,697	0	0	(9,721)	20,976
Reclassification adjustment for OTTI losses excluded from net income(1)	(50)	0	0	16	(34)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	98,584	0	(35,060)	63,524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(123,289)	43,151	(80,138)
Balance, December 31, 2017	$272,809	$1,832	$(28,998)	$(80,913)	$164,730
Net investment gains (losses) on investments arising during the period	(284,672)	0	0	59,778	(224,894)
Reclassification adjustment for (gains) losses included in net income	(2,529)	0	0	531	(1,998)
Reclassification adjustment for OTTI losses excluded from net income(1)	128	0	0	(27)	101
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(67,575)	0	14,190	(53,385)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	97,003	(20,369)	76,634
Cumulative effect of adoption of ASU 2016-01	(2,368)	0	0	829	(1,539)
Cumulative effect of adoption of ASU 2018-02	0	0	0	30,499	30,499
Balance, December 31, 2018	$(16,632)	$(65,743)	$68,005	$4,518	$(9,852)

(1)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(4)	"Other liabilities" primarily includes reinsurance payables.

12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income (loss) for the Company, including its subsidiary PLNJ, amounted to $192 million, $(503) million and $578 million for the years ended December 31, 2018, 2017 and 2016, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,461 million and $1,365 million at December 31, 2018 and 2017, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the AZDOI. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $146 million in 2019 without prior approval. The Company paid dividends to Prudential Insurance of $0 million, $250 million and $2,593 million in 2018, 2017 and 2016, respectively.
13.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. "General and administrative expenses" include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $1 million for each of the years ended December 31, 2018, 2017 and 2016. The expense charged to the Company for the deferred compensation program was $6 million, $9 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $23 million, $26 million and $23 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $28 million for each of the years ended December 31, 2018, 2017 and 2016.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $10 million for each of the years ended December 31, 2018, 2017 and 2016.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $739 million, $633 million and $709 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $69 million, $66 million and $58 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Corporate Owned Life Insurance
The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $3,631 million at December 31, 2018 and $3,688 million at December 31, 2017. Fees related to these COLI policies were $45 million, $44 million and $42 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million per policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $13 million, $14 million and $15 million for the years ended December 31, 2018, 2017 and 2016, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $88 million and $79 million as of December 31, 2018 and 2017, respectively. "Net investment income" related to these ventures includes a loss of $1 million for the year ended December 31, 2018, a gain of $8 million and $2 million for the years ended December 31, 2017 and 2016, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $333 million, $323 million and $295 million for the years ended December 31, 2018, 2017 and 2016, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $10 million, $14 million and $13 million for the years ended December 31, 2018, 2017 and 2016, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2018	2017
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$6,502	$6,551
U.S. dollar fixed rate notes	2020	-	2027	0.00%	-	14.85%	128,140	126,020
Total long-term notes receivable - affiliated(1)							$134,642	$132,571

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities and other trading assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $1 million at both December 31, 2018 and 2017, and is included in “Other assets”. Revenues related to these assets were $5 million, $5 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in “Other income”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2018 and 2017:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss)
				(in thousands)
PALAC	January 2017	Purchase	Fixed Maturities & Short-Term Investments	$29	$29	$0	$0
Prudential Insurance	June 2017	Sale	Fixed Maturities & Short-Term Investments	$16,965	$16,515	$293	$0
Prudential Insurance	June 2017	Sale	Commercial Mortgages	$43,198	$42,301	$584	$0
UPARC	September 2017	Transfer In	Other Invested Assets	$37,354	$37,354	$0	$0
GUL Re	September 2017	Transfer Out	Other Invested Assets	$72,354	$72,354	$0	$0
GUL Re	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$1,254,457	$1,195,697	$0	$58,760
Prudential Financial	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
Prudential Financial	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
UPARC	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$417,067	$385,459	$0	$31,608
UPARC	September 2017	Transfer In	Trading Account Assets	$6,225	$5,002	$0	$1,223
GUL Re	September 2017	Transfer Out	Trading Account Assets	$6,225	$5,002	$0	$1,223
UPARC	September 2017	Purchase	Other Invested Assets	$20,685	$20,685	$0	$0
UPARC	November 2017	Purchase	Fixed Maturities & Short-Term Investments	$41,250	$34,332	$0	$6,919
Prudential Insurance	December 2017	Sale	Commercial Mortgages	$106,199	$105,191	$655	$0
DART	January 2018	Purchase	Other Invested Assets	$21,457	$21,457	$0	$0
PALAC	April 2018	Purchase	Fixed Maturities	$64,313	$64,313	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$87,486	$87,486	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$37,921	$37,921	$0	$0
Prudential Realty Securities, Inc.	November 2018	Purchase	Commercial Mortgages	$3,259	$3,425	$0	$(167)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Debt Agreements
The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company prepaid $125 million of its debt and reassigned all the remaining debt to PALAC and Prudential Insurance as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment effective April 1, 2016. As of December 31, 2018 and 2017, there was no debt outstanding.
The total interest expense to the Company related to loans payable to affiliates was $0.7 million, $0.8 million and $13 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Contributed Capital and Dividends
In March of 2018, the Company received a capital contribution in the amount of $6 million from Prudential Insurance. In March and July of 2017, the Company received capital contributions in the amounts of $5 million and $149 million, respectively, from Prudential Insurance. In March and June of 2016, the Company received capital contributions in the amounts of $5 million and $200 million, respectively, from Prudential Insurance.
Through December of 2018, the Company did not pay any dividends. In December of 2017, the Company paid a dividend in the amount of $250 million to Prudential Insurance. In April of 2016, the Company paid dividends in the amounts of $2,593 million to Prudential Insurance.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.
14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial loans. As of December 31, 2018 and 2017, the outstanding balances on these commitments were $14 million and $15 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2018 and 2017, $257 million and $196 million, respectively, of these commitments were outstanding.
Guarantees
In July 2017, the Company formed a joint venture with CT Corp to provide life insurance solutions in Indonesia. The Company owns a 49% interest in the joint venture and has entered into a shareholders agreement with CT Corp that sets out their respective rights and obligations with respect to the joint venture. Among other things, the shareholders agreement obligates the Company and CT Corp to provide capital to the joint venture, as necessary to comply with applicable law or to maintain a specified minimum amount of capital in the joint venture. This obligation is not limited to a maximum amount. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.
Contingent Liabilities
On an ongoing basis, the Company’s internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2018, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $100 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Wells Fargo MyTerm Sales
In December 2016, Prudential Financial announced that it suspended sales of its MyTerm life insurance product through Wells Fargo pending completion of a Prudential Financial-initiated review of how the product was being sold through Wells Fargo. Prudential Financial has offered to reimburse the full amount of premium with interest, to any Wells Fargo customers with concerns about the way in which the product was purchased. Wells Fargo distributed the product from June 2014 until sales were suspended, and Prudential Financial's total annualized new business premiums associated with sales through Wells Fargo were approximately $4 million. Annualized new business premiums include 100% of scheduled first year premiums for policies sold during this period.
Prudential Financial has received inquiries, requests for information, subpoenas and a civil investigative demand related to this matter from state and federal regulators, including its lead state insurance regulator, the New Jersey Department of Banking and Insurance ("NJDOBI"), state attorneys general and federal legislators, and is responding to these requests. Prudential Financial has also received shareholder demands for certain books and records under New Jersey law. Prudential Financial may become subject to additional regulatory inquiries and other investigations and actions, shareholder demands and litigation related to this matter. Prudential Financial has provided notice to Wells Fargo that it may seek indemnification under the MyTerm distribution agreement between the parties. In December 2017, NJDOBI ended its investigation and concluded that there was no evidence of improper activity by Prudential regarding the sale and marketing of MyTerm policies to Wells Fargo customers. In November 2018, the Company and Wells Fargo resolved the Company’s claims emanating from the MyTerm distribution agreement. This matter is now closed.
Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint. In September 2018, plaintiff filed a motion for class certification.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Escheatment Litigation
State of West Virginia ex. Rel. John D. Perdue v. Pruco Life
In October 2012, the State of West Virginia commenced a second action against Pruco Life making the same allegations stated in the action against Prudential Insurance. In April 2013, Pruco Life filed motions to dismiss the complaints in both of the West Virginia actions. In December 2013, the Court granted Pruco Life’s motions and dismissed the complaints with prejudice. In January 2014, the State of West Virginia appealed the decisions. In June 2015, the West Virginia Supreme Court issued a decision: (i) reversing the trial court’s dismissal of the West Virginia Treasurer’s complaint alleging violations of West Virginia’s unclaimed property law; and (ii) remanding the case to the Circuit Court of Putnam County for proceedings consistent with its decision. In July 2015, a petition for rehearing was filed with the West Virginia Supreme Court. In September 2015, the West Virginia Supreme Court of Appeals denied Pruco Life's rehearing petition. In November 2015, Pruco Life filed its answer. In September 2018, the case was dismissed with prejudice. This matter is now closed.
Unclaimed Property
In 2011 the New York Attorney General subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, in 2011 the New York Office of Unclaimed Funds commenced an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.
The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies. Prudential Financial cannot predict the outcome of the discussions with the SEC regarding the foreign tax reclaim matter or the possible settlement of the securities lending matter.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2018 and 2017 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2018
Total revenues	$188,712	$248,288	$183,330	$209,146
Total benefits and expenses	179,469	224,981	166,760	200,479
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	9,243	23,307	16,570	8,667
Net income (loss)	$11,304	$36,226	$18,725	$42,383
2017 (1)
Total revenues	$210,959	$287,079	$(21,860)	$211,787
Total benefits and expenses	185,770	(44,363)	193,996	181,112
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	25,189	331,442	(215,856)	30,675
Net income (loss)	$46,017	$341,052	$(177,196)	$117,920
(1) The variability in the quarterly results for 2017 was primarily due to the recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC. See Note 9 for additional information.
16. REVISION TO PRIOR YEAR INFORMATION
Revisions to 2018, 2017 and 2016 Consolidated Financial Statements
In 2018, the Company identified an error in the calculation of reserves for certain individual life products that impacted several line items within previously issued consolidated financial statements. Prior period amounts have been revised in the financial statements and related disclosures to correct this error as shown below. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements.
Management assessed the materiality of the misstatement described above on prior period financial statements in accordance with SEC Staff Accounting Bulletin ("SAB") No. 99, Materiality, codified in ASC 250-10, Accounting Changes and Error Corrections ("ASC 250"), and concluded that these misstatements were not material to any prior annual or interim periods. Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), the consolidated financial statements as of and for the years ended December 31, 2017 and 2016, which are presented herein, have been revised. Similarly, impacted prior periods presented within the Quarterly Report on Form 10-Q for the period ended March 31, 2019 will be revised, as presented below.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following are selected line items from the consolidated financial statements illustrating the effects of these revisions:

Consolidated Statements of Financial Position

	Year Ended December 31, 2017
	As Previously Reported	Revision	As Revised
	(in thousands)
ASSETS
Reinsurance recoverables	$32,555,500	$(34,236)	$32,521,264
TOTAL ASSETS	$172,459,576	$(34,236)	$172,425,340
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$18,593,130	$(31,580)	$18,561,550
Income taxes	32,440	3,883	36,323
Other liabilities	1,060,123	(21,151)	1,038,972
TOTAL LIABILITIES	169,638,940	(48,848)	169,590,092
EQUITY
Retained earnings	$1,511,698	$14,612	$1,526,310
TOTAL EQUITY	2,820,636	14,612	2,835,248
TOTAL LIABILITIES AND EQUITY	$172,459,576	$(34,236)	$172,425,340

Consolidated Statements of Operations and Comprehensive Income (Loss)

	Year Ended December 31, 2017			Year Ended December 31, 2016
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$254,542	$21,151	$275,693	$787,195	$0	$787,195
TOTAL REVENUES	666,814	21,151	687,965	1,211,202	0	1,211,202
BENEFITS AND EXPENSES
Policyholders' benefits	(38,380)	19,964	(18,416)	(260,200)	(15,365)	(275,565)
TOTAL BENEFITS AND EXPENSES	496,551	19,964	516,515	889,854	(15,365)	874,489
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	170,263	1,187	171,450	321,348	15,365	336,713
Income tax expense (benefit)	(154,654)	(2,174)	(156,828)	(73,869)	5,377	(68,492)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	324,917	3,361	328,278	395,217	9,988	405,205
NET INCOME (LOSS)	$324,432	$3,361	$327,793	$395,217	$9,988	$405,205
COMPREHENSIVE INCOME (LOSS)	$418,803	$3,361	$422,164	$401,387	$9,988	$411,375

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	(UNAUDITED)
	Three Months Ended March 31, 2018
	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$125,896	$3,259	$129,155
TOTAL REVENUES	185,453	3,259	188,712
BENEFITS AND EXPENSES
Policyholders' benefits	48,955	2,781	51,736
Amortization of deferred policy acquisition costs	26,604	(459)	26,145
TOTAL BENEFITS AND EXPENSES	177,147	2,322	179,469
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	8,306	937	9,243
Income tax expense (benefit)	(2,448)	(251)	(2,699)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	10,754	1,188	11,942
NET INCOME (LOSS)	$10,116	$1,188	$11,304
COMPREHENSIVE INCOME (LOSS)	$(105,158)	$1,188	$(103,970)

Consolidated Statements of Equity

	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2015	$3,635,147	$1,263	$3,636,410	$4,482,425	$1,263	$4,483,688
Comprehensive income (loss):
Net income (loss)	395,217	9,988	405,205	395,217	9,988	405,205
Total comprehensive income (loss)				401,387	9,988	411,375
Balance, December 31, 2016	$1,437,266	$11,251	$1,448,517	$2,496,803	$11,251	$2,508,054
Comprehensive income (loss):
Net income (loss)	324,432	3,361	327,793	324,432	3,361	327,793
Total comprehensive income (loss)				418,803	3,361	422,164
Balance, December 31, 2017	$1,511,698	$14,612	$1,526,310	$2,820,636	$14,612	$2,835,248

	(UNAUDITED)
	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2017	$1,511,698	$14,612	$1,526,310	$2,820,636	$14,612	$2,835,248
Comprehensive income (loss):
Net income (loss)	10,116	1,188	11,304	10,116	1,188	11,304
Total comprehensive income (loss)				(105,158)	1,188	(103,970)
Balance, March 31, 2018	$1,499,351	$15,798	$1,515,149	$2,727,375	$15,798	$2,743,173

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Consolidated Statements of Cash Flows

	December 31, 2017			December 31, 2016
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$324,432	$3,361	$327,793	$395,217	$9,988	$405,205
Future policy benefits	1,934,713	(14,273)	1,920,440	1,816,665	(15,366)	1,801,299
Reinsurance recoverables	(2,080,452)	34,237	(2,046,215)	(1,764,242)	0	(1,764,242)
Income taxes	(74,156)	(2,174)	(76,330)	(45,147)	5,378	(39,769)
Other, net	47,594	(21,151)	26,443	(110,850)	0	(110,850)
Cash flows from (used in) operating activities	103,832	0	103,832	(6,919)	0	(6,919)

	(UNAUDITED)
	March 31, 2018
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$10,116	$1,188	$11,304
Policy charges and fee income	(24,173)	476	(23,697)
Future policy benefits	511,380	(2,968)	508,412
Reinsurance recoverables	(430,215)	5,748	(424,467)
Deferred policy acquisition costs	(45,184)	(458)	(45,642)
Income taxes	(2,651)	(251)	(2,902)
Other, net	(93,619)	(3,735)	(97,354)
Cash flows from (used in) operating activities	(7,769)	0	(7,769)

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company:
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of financial position of Pruco Life Insurance Company and its subsidiary (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the index appearing under Item 15 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which its accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018 and the manner in which it accounts for certain reinsurance costs in 2017.
Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As described in Note 13 to the consolidated financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 7, 2019

We have served as the Company's auditor since 1996.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)	Financial Statements

(1)
Financial Statements of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2)
Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiary consisting of the Consolidated Statements of Financial Position as of December 31, 2018 and 2017, and the related Consolidated Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2018, and the related Notes and Financial Statement Schedules appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits:

(1)	Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 3)

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3) (a)	Specimen Selected Broker Agreement used by PIMS. (Note 4)

(b)	Distribution and Principal Underwriting agreement between Pruco Life Insurance Company and Prudential Annuities Distributors, Inc. (Note 14)

(4) (a)	The Prudential Premier Variable Annuity B Series, L Series and X Series certificate issued under group annuity contract (including schedule pages for each Series). (Note 2)

(b)	The Prudential Premier Variable Annuity B Series, L Series and X Series individual annuity contract (including schedule pages for each Series). (Note 2)

(c)	Guaranteed Minimum Income Benefit Rider. (Note 2)

(d)	Guaranteed Minimum Income Benefit Schedule Supplement. (Note 2)

(e)	Periodic Value Death Benefit Rider. (Note 2)

(f)	Periodic Value Death Benefit Schedule Supplement. (Note 2)

(g)	Combination Roll-up Value and Periodic Value Death Benefit Rider. (Note 2)

(h)	Combination Roll-up Value Death Benefit Schedule Supplement. (Note 2)

(i)	Guaranteed Minimum Payments Benefit Rider. (Note 2)

(j)	Guaranteed Minimum Payments Benefit Schedule Supplement. (Note 2)

(k)	Enhanced Dollar Cost Averaging Rider. (Note 2)

(l)	Enhanced Dollar Cost Averaging Schedule Supplement. (Note 2)

(m)	Longevity Credit Rider. (Note 2)

(n)	Individual Retirement Annuity Endorsement. (Note 2)

(o)	Roth Individual Retirement Annuity Endorsement. (Note 2)

(p)	403(b) Annuity Endorsement. (Note 2)

(q)	Medically Related Surrender Provision Endorsement. (Note 2)

(r)	Endorsement Rider: Joint and Survivor Guaranteed Minimum Payments Benefit (Spousal Lifetime Five). (Note 8)

(s)	Endorsement Supplement: Joint and Survivor Guaranteed Minimum Payments Benefit Schedule (Spousal Lifetime Five). (Note 8)

(t)	Highest Daily Lifetime Five Benefit Rider (Enhanced). (Note 10)

(u)	Highest Daily Lifetime Five Schedule Supplement. (Note 11)

(v)	Schedule pages for the Premier Variable Annuity Bb Series. (Note 13)

(w)	Highest Daily Lifetime Guaranteed Return Option. (Note 14)

(x)	Highest Daily Lifetime Seven Benefit Rider (Enhanced). (Note 14)

(y)	Rider for Highest Daily Lifetime Seven with Beneficiary Income Option. (Note 22)

(z)	Rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator. (Note 22)

(aa)	Schedule Supplement for Highest Daily Lifetime Seven with Beneficiary Income Option. (Note 22)

(ab)	Schedule supplement for Highest Daily Lifetime Seven with Lifetime Income Accelerator. (Note 22)

(ac)	Highest Daily Lifetime Seven Benefit Schedule Supplement (P-SCH-HD7(1/09)). (Note 15)

(ad)	Highest Daily Lifetime Five Benefit Schedule Supplement (P-SCH-HDLT(1/09)). (Note 15)

(ae)	Beneficiary Annuity Endorsement (P-END-BENE(2/09)). (Note 15)

(af)	Beneficiary Individual Retirement Annuity Endorsement (P-END-IRABEN(2/09)). (Note 15)

(ag)	Beneficiary Roth Individual Retirement Annuity Endorsement (P-END-ROTHBEN(2/09)). (Note 15)

(ah)	Highest Daily Lifetime 7 Plus Benefit Rider (P-RID-HD7(2/09)). (Note 15)

(ai)	Highest Daily Lifetime 7 Plus Schedule Supplement (P-SCH-HD7(2/09)). (Note 15)

(aj)	Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (P-RID-HD7-DB(2/09)). (Note 15)

(ak)	Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (P-SCH-HD7-DB(2/09)). (Note 15)

(al)	Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (P-RID-HD7-LIA(2/09)). (Note 15)

(am)	Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (P-SCH-HD7-LIA(2/09)). (Note 15)

(an)	Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-8/09). (Note 16)

(ao)	Highest Daily Lifetime 6 Plus schedule (P-SCH-HD6-8/09). (Note 16)

(ap)	Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (P-RID-HD6-LIA-8/09). (Note 16)

(aq)	Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule. (P-SCH-HD6-LIA-8/09) (Note 16)

(ar)	Highest Daily GRO II Benefit rider (P-RID-HD GRO-1l/09). (Note 17)

(as)	Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-ll/09). (Note 17)

(at)	Highest Daily GRO CAP Benefit SCHEDULE (P-SCH-HDGROCAP-l1/09). (Note 17)

(au)	Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(11/09)((8/10)). (Note 19)

(av)	Form of Highest Daily GRO Benefit Schedule Supplement (P-SCH-HDGROCAP(11-09)(8/10)). (Note 19)

(aw)	Amendatory Tax Endorsement. (Note 20)

(5) (a)	Application form for the Contract. (Note 9)

(6) (a)	Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 5)

(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 6)

(7)	Contract of reinsurance in connection with variable annuity contract:

(a)	Coinsurance Agreement for LT5WB. (Note 2)

(b)	Coinsurance Agreement for SLT5. (Note 9)

(c)	Coinsurance Agreement for HDLT5. (Note 11)

(d)	Amendment 1 to Coinsurance Agreement for LT5WB. (Note 18)

(e)	Amendment 1 to Coinsurance Agreement for HDLT5. (Note 18)

(f)	Amendment 2 to Coinsurance Agreement for HDLT5. (Note 18)

(g)	Coinsurance Agreement for HD6+. (Note 18)

(h)	Coinsurance Agreement for HD7+. (Note 18)

(i)	Coinsurance Agreement for HD7. (Note 18)

(j)	Coinsurance Agreement for HD GRO. (Note 18)

(k)	Amendment 1 to Coinsurance Agreement for HD GRO. (Note 18)

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(a)	Copy of Fund Participation Agreement. (Note 7)

(b)	Copy of Rule 22C-2 Agreement. (Note 12)

(c)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company. (Note 20)

(9)	Opinion of Counsel. (Note 9)

(10)	Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11)	All financial statements omitted from Item 23, Financial Statements—Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners—Not Applicable.

(13)	Powers of Attorney.

(a)	Caroline A. Feeney (Note 21)

(b)	Salene Hitchcock-Gear (Note 21)

(c)	Christine Knight (Note 21)

(d)	Dylan J. Tyson (Note 1)

(e)	Candace J. Woods (Note 21)

(f)	Susan M. Mann (Note 1)

(g)	Nandini Mongia (Note 21)

(Note 1).	Filed herewith.

(Note 2).	Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3).	Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4).	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No.333-06701, filed April 5, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5).	Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.

(Note 6).	Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 7).	Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 8).	Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No.: 333-75702, filed December 9, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 9).	Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-130989, filed April 14, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 10)	Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-130989, filed October 6, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11).	Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4, Registration No. 333-75702, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12)	Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13)	Incorporated by reference to the initial registration on Form N-4, Registration No. 333-144639, filed July 17, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 14)	Incorporated by reference to Post-Effective Amendment No. 9, Form N-4 Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 15)	Incorporated by reference to Post-Effective Amendment No. 17, to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 16)	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration 333-130989, filed June 1, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 17)	Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration Statement No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 18)	Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 19)	Incorporated by reference to Post-Effective Amendment No. 23, Form N-4, Registration Statement No. 333-144639, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 20)	Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement No. 333-144639, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 21)	Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(Note 22) Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Christine Knight 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Connie W. Tang 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President, Chief Actuary and Appointed Actuary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the

Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 15, 2019, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2019, there were 891 Qualified contract owners and 386 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Matthew Sun 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Scott P. Haggerty One Corporate Drive Shelton, Connecticut 06484-6208	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:
(c)    Commissions received by PAD during 2018 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$739,108,837.11	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.
ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)
Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

EXHIBITS

Exhibit No.	Description

(1)
Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco LifeFlexible Premium Variable Annuity Account.

(3) (a)
Specimen Selected Broker Agreement used by PIMS. Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No.333-06701, filed April 5, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(b)
Distribution and Principal Underwriting agreement between Pruco Life Insurance Company and Prudential Annuities Distributors, Inc. Incorporated by reference to Post-Effective Amendment No. 9, Form N-4 Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4) (a)
The Prudential Premier Variable Annuity B Series, L Series and X Series certificate issued under group annuity contract (including schedule pages for each Series). Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(b)
The Prudential Premier Variable Annuity B Series, L Series and X Series individual annuity contract (including schedule pages for each Series). Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(c)
Guaranteed Minimum Income Benefit Rider. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(d)
Guaranteed Minimum Income Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(e)	Periodic Value Death Benefit Rider. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(f)
Periodic Value Death Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(g)
Combination Roll-up Value and Periodic Value Death Benefit Rider. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(h)
Combination Roll-up Value Death Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(i)
Guaranteed Minimum Payments Benefit Rider. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(j)
Guaranteed Minimum Payments Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(k)	Enhanced Dollar Cost Averaging Rider. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(l)
Enhanced Dollar Cost Averaging Schedule Supplement. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(m)	Longevity Credit Rider. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(n)
Individual Retirement Annuity Endorsement. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(o)
Roth Individual Retirement Annuity Endorsement. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(p)	403(b) Annuity Endorsement. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(q)
Medically Related Surrender Provision Endorsement. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(r)
Endorsement Rider: Joint and Survivor Guaranteed Minimum Payments Benefit (Spousal Lifetime Five). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No.: 333-75702, filed December 9, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(s)
Endorsement Supplement: Joint and Survivor Guaranteed Minimum Payments Benefit Schedule (Spousal Lifetime Five). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No.: 333-75702, filed December 9, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(t)
Highest Daily Lifetime Five Benefit Rider (Enhanced). Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-130989, filed October 6, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(u)
Highest Daily Lifetime Five Schedule Supplement. Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4, Registration No. 333-75702 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(v)
Schedule pages for the Premier Variable Annuity Bb Series. Incorporated by reference to the initial registration on Form N-4, Registration No. 333-144639, filed July 17, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(w)
Highest Daily Lifetime Guaranteed Return Option. Incorporated by reference to Post-Effective Amendment No. 9, Form N-4 Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(x)
Highest Daily Lifetime Seven Benefit Rider (Enhanced). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4 Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(y)
Rider for Highest Daily Lifetime Seven with Beneficiary Income Option. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(z)
Rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(aa)
Schedule Supplement for Highest Daily Lifetime Seven with Beneficiary Income Option. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ab)
Schedule supplement for Highest Daily Lifetime Seven with Lifetime Income Accelerator. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ac)
Highest Daily Lifetime Seven Benefit Schedule Supplement (P-SCH-HD7(1/09)). Incorporated by reference to Post-Effective Amendment No. 17, to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ad)
Highest Daily Lifetime Five Benefit Schedule Supplement (P-SCH-HDLT(1/09)). Incorporated by reference to Post-Effective Amendment No. 17, to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ae)
Beneficiary Annuity Endorsement (P-END-BENE(2/09)). Incorporated by reference to Post-Effective Amendment No. 17, to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(af)
Beneficiary Individual Retirement Annuity Endorsement (P-END-IRABEN(2/09)). Incorporated by reference to Post-Effective Amendment No. 17, to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ag)
Beneficiary Roth Individual Retirement Annuity Endorsement (P-END-ROTHBEN(2/09)). Incorporated by reference to Post-Effective Amendment No. 17, to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ah)
Highest Daily Lifetime 7 Plus Benefit Rider (P-RID-HD7(2/09)). Incorporated by reference to Post-Effective Amendment No. 17, to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ai)
Highest Daily Lifetime 7 Plus Schedule Supplement (P-SCH-HD7(2/09)). Incorporated by reference to Post-Effective Amendment No. 17, to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(aj)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (P-RID-HD7-DB(2/09)). Incorporated by reference to Post-Effective Amendment No. 17, to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ak)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (P-SCH-HD7-DB(2/09)). Incorporated by reference to Post-Effective Amendment No. 17, to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(al)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (P-RID-HD7-LIA(2/09)). Incorporated by reference to Post-Effective Amendment No. 17, to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(am)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (P-SCH-HD7-LIA(2/09)). Incorporated by reference to Post-Effective Amendment No. 17, to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(an)
Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-8/09). Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement No. 333-130989, filed June 1, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ao)
Highest Daily Lifetime 6 Plus schedule (P-SCH-HD6-8/09). Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement No. 333-130989, filed June 1, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ap)
Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (P-RID-HD6-LIA-8/09). Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement No. 333-130989, filed June 1, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(aq)
Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule. (P-SCH-HD6-LIA-8/09) Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration Statement No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ar)
Highest Daily GRO II Benefit rider (P-RID-HD GRO-1l/09). Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(as)
Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-ll/09). Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(at)
Highest Daily GRO CAP Benefit SCHEDULE (P-SCH-HDGROCAP-l1/09). Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(au)
Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(11/09)((8/10)). Incorporated by reference to Post-Effective Amendment No. 23, Form N-4, Registration Statement No. 333-144639, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(av)
Form of Highest Daily GRO Benefit Schedule Supplement (P-SCH-HDGROCAP(11-09)(8/10)). Incorporated by reference to Post-Effective Amendment No. 23, Form N-4, Registration Statement No. 333-144639, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(aw)
Amendatory Tax Endorsement. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement No. 333-144639, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(5) (a)
Application form for the Contract. Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-130989, filed April 14, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(6) (a)
Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.

(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(7) (a)	Coinsurance Agreement for LT5WB. Incorporated by reference to Form N-4, Registration No.333-130989, filed January 12, 2006 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(b)
Coinsurance Agreement for SLT5. Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-130989, filed April 14, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(c)
Coinsurance Agreement for HDLT5. Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4, Registration No. 333-75702, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(d)
Amendment 1 to Coinsurance Agreement for LT5WB. Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(e)
Amendment 1 to Coinsurance Agreement for HDLT5. Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(f)
Amendment 2 to Coinsurance Agreement for HDLT5. Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(g)
Coinsurance Agreement for HD6+. Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(h)
Coinsurance Agreement for HD7+. Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(i)
Coinsurance Agreement for HD7. Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(j)
Coinsurance Agreement for HD GRO. Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(k)
Amendment 1 to Coinsurance Agreement for HD GRO. Incorporated by reference to Post-Effective Amendment No. 25, Form N-4, Registration Statement No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8) (a)	Copy of Fund Participation Agreement. Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(b)
Copy of Rule 22C-2 Agreement. Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(c)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement No. 333-144639, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(9)
Opinion of Counsel. Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-130989, filed April 14, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(10)	Written Consent of Independent Registered Public Accounting Firm. Filed Herewith.

(13) (a)
Power of Attorney for Caroline A. Feeney. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13) (b)
Power of Attorney for Salene Hitchcock-Gear. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13) (c)
Power of Attorney for Christine Knight. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13) (d)	Power of Attorney for Dylan J. Tyson. Filed Herewith.

(13) (e)
Power of Attorney for Candace J. Woods. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13) (f)	Power of Attorney for Susan M. Mann. Filed Herewith.

(13) (g)
Power of Attorney for Nandini Mongia. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 19th day of December 2019.
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	December 19, 2019
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	December 19, 2019
Susan M. Mann
Christine Knight*	Director	December 19, 2019
Christine Knight
Nandini Mongia*	Director	December 19, 2019
Nandini Mongia
Candace J. Woods*	Director	December 19, 2019
Candace J. Woods
Salene Hitchcock-Gear*	Director	December 19, 2019
Salene Hitchcock-Gear
Caroline A. Feeney*	Director	December 19, 2019
Caroline A. Feeney

By:	/s/Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.